UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Affiliated Mutual Funds (52.9%)	Value

Equity Mutual Funds (50.6%)
1,542,522	Thrivent Natural Resources Fund	$12,000,823
820,923	Thrivent Partner Small Cap Value Fund	15,375,889
1,118,928	Thrivent Small Cap Stock Fund	22,770,188
1,766,245	Thrivent Mid Cap Growth Fund	39,599,205
2,128,120	Thrivent Partner Mid Cap Value Fund	28,644,500
2,066,230	Thrivent Mid Cap Stock Fund	46,903,431
10,803,541	Thrivent Partner Worldwide Allocation Fund	104,362,203
6,577,751	Thrivent Large Cap Growth Fund	57,226,432
2,468,416	Thrivent Large Cap Value Fund	47,788,541
1,082,530	Thrivent Large Cap Stock Fund	27,149,863

	Total	401,821,075

Fixed Income Mutual Funds (2.3%)
924,338	Thrivent High Yield Fund	4,529,257
399,425	Thrivent Income Fund	3,746,605
436,428	Thrivent Opportunity Income Plus Fund	4,499,575
472,622	Thrivent Limited Maturity Bond Fund	5,898,321

	Total	18,673,758

	Total Affiliated Mutual Funds (cost $348,658,202)	420,494,833

Shares	Common Stock (34.9%)	Value

Consumer Discretionary (4.8%)
17,550	Aaron’s, Inc.	555,633
5,200	Amazon.com, Inc.[a]	1,843,556
4,150	Apollo Group, Inc.[a]	104,829
2,650	AutoZone, Inc.[a]	1,581,944
13,800	Barnes & Noble, Inc.[a]	324,162
7,400	Best Buy Company, Inc.	260,480
1,400	Big Lots, Inc.	64,274
1,800	BorgWarner, Inc.	97,218
1,200	Brinker International, Inc.	70,116
17,357	Brunswick Corporation	942,138
15,428	Burlington Stores, Inc.[a]	769,703
3,050	Carnival Corporation	134,078
6,000	Cato Corporation	254,400
7,640	CBS Corporation	418,748
20,333	Cheesecake Factory, Inc.	1,067,686
2,400	Coach, Inc.	89,256
2,550	Coinstar, Inc.[a]	158,304
32,400	Comcast Corporation[b]	1,721,898
9,396	Core-Mark Holding Company, Inc.	626,525
22,286	Del Frisco’s Restaurant Group, Inc.[a]	441,931
9,598	Delphi Automotive plc	659,671
1,800	DeVry Education Group, Inc.	76,338
9,950	DISH Network Corporation[a]	699,983
8,950	Dollar Tree, Inc.[a]	636,345
23,600	Ford Motor Company	347,156
19,824	G-III Apparel Group, Ltd.[a]	1,926,893
4,375	Harman International Industries, Inc.	567,131
11,600	Hilton Worldwide Holdings, Inc.[a]	301,252
14,200	Home Depot, Inc.[b]	1,482,764
34,180	Houghton Mifflin Harcourt Companya	672,662
12,907	Imax Corporation[a]	430,190
18,025	Kate Spade & Company[a]	568,328
4,800	Kirkland’s, Inc.[a]	111,696
12,750	Kohl’s Corporation	761,430
19,587	Las Vegas Sands Corporation	1,064,945
6,650	Liberty Interactive Corporation[a]	181,944
945	Liberty Ventures[a]	35,296
4,011	Lithia Motors, Inc.	339,732
11,650	Lowe’s Companies, Inc.	789,404

Shares	Common Stock (34.9%)	Value

Consumer Discretionary (4.8%) - continued
950	Marriott Vacations Worldwide Corporation	$72,675
13,300	McDonald’s Corporation	1,229,452
38,212	MDC Partners, Inc.	913,267
5,500	Nautilus, Inc.[a]	78,320
13,800	NIKE, Inc.	1,273,050
41,630	NutriSystem, Inc.	741,847
3,100	Omnicom Group, Inc.	225,680
7,550	Orbitz Worldwide, Inc.[a]	69,687
25,053	Oxford Industries, Inc.	1,401,465
9,450	Papa John’s International, Inc.	599,697
8,404	Red Robin Gourmet Burgers, Inc.[a]	651,310
3,908	Restoration Hardware Holdings, Inc.[a]	342,067
1,350	Royal Caribbean Cruises, Ltd.	101,993
9,450	Ruby Tuesday, Inc.[a]	56,889
6,400	Scientific Games Corporation[a]	75,584
5,500	Scripps Networks Interactive, Inc.	390,995
9,250	Select Comfort Corporation[a]	276,020
1,200	Shake Shack, Inc.[a,c]	55,080
2,466	Shutterfly, Inc.[a]	108,183
7,747	Skechers USA, Inc.[a]	467,531
17,850	Starbucks Corporation	1,562,411
11,325	Tenneco, Inc.[a]	582,331
2,860	Time Warner Cable, Inc.	389,332
8,950	Time, Inc.	224,108
11,750	Toll Brothers, Inc.[a]	406,785
2,750	Tower International, Inc.[a]	65,093
48,410	Tuesday Morning Corporation[a]	856,857
2,950	Ulta Salon Cosmetics & Fragrance, Inc.[a]	389,223
6,974	Vail Resorts, Inc.	612,038
5,800	Wyndham Worldwide Corporation	485,982

	Total	37,884,991

Consumer Staples (1.3%)
6,900	Anheuser-Busch InBev NV ADR	842,283
3,550	Archer-Daniels-Midland Company	165,536
9,100	Avon Products, Inc.	70,434
5,710	B&G Foods, Inc.	170,386
1,966	Boston Beer Company, Inc.[a]	618,346
1,250	Coca-Cola Enterprises, Inc.	52,625
7,420	CVS Health Corporation	728,347
4,450	Ingredion, Inc.	358,848
3,300	Keurig Green Mountain, Inc.	404,448
1,930	Kimberly-Clark Corporation	208,363
1,500	Kroger Company	103,575
3,900	Molson Coors Brewing Company	296,127
19,523	Mondelez International, Inc.	687,991
2,203	Philip Morris International, Inc.	176,769
1,950	Pilgrim’s Pride Corporation	52,943
8,500	Pinnacle Foods, Inc.	305,745
42,900	Rite Aid Corporation[a]	299,442
13,950	TreeHouse Foods, Inc.[a]	1,265,265
6,500	Tyson Foods, Inc.	253,760
12,473	United Natural Foods, Inc.[a]	963,913
19,600	Wal-Mart Stores, Inc.	1,665,608
23,930	WhiteWave Foods Company[a]	788,972
4,650	Whole Foods Market, Inc.	242,242

	Total	10,721,968

Energy (3.4%)
20,700	Cabot Oil & Gas Corporation	548,550
37,780	Cameron International Corporation[a]	1,691,788
20,500	Canadian Natural Resources, Ltd.	593,270
3,100	Chesapeake Energy Corporation	59,458
9,930	Chevron Corporation[b]	1,018,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (34.9%)	Value

Energy (3.4%) - continued
850	Cimarex Energy Company	$87,720
77,900	Cobalt International Energy, Inc.[a]	710,448
6,950	Comstock Resources, Inc.	28,078
4,250	Concho Resources, Inc.[a]	471,113
1,200	ConocoPhillips	75,576
4,900	Denbury Resources, Inc.	33,810
1,975	Diamondback Energy, Inc.[a]	136,255
700	Dril-Quip, Inc.[a]	51,961
650	Energen Corporation	41,223
1,200	Ensco plc	33,648
29,270	EOG Resources, Inc.	2,605,908
27,371	EQT Corporation	2,037,497
1,350	Exterran Holdings, Inc.	36,599
18,250	Exxon Mobil Corporation	1,595,415
2,500	Green Plains, Inc.	58,525
1,450	Gulfmark Offshore, Inc.	28,609
700	Gulfport Energy Corporation[a]	26,943
29,900	Halliburton Company	1,195,701
2,850	Helix Energy Solutions Group, Inc.[a]	53,494
1,875	HollyFrontier Corporation	67,350
5,950	Kosmos Energy, Ltd.[a]	52,182
39,014	Marathon Oil Corporation	1,037,772
11,500	Marathon Petroleum Corporation	1,064,785
13,680	Market Vectors Oil Service ETF	454,176
1,050	National Oilwell Varco, Inc.	57,151
1,650	Newfield Exploration Company[a]	49,137
1,615	Noble Energy, Inc.	77,100
55,198	Oasis Petroleum, Inc.[a]	741,861
1,265	Oceaneering International, Inc.	66,235
1,125	Oil States International, Inc.[a]	46,204
4,800	Patterson-UTI Energy, Inc.	82,368
35,017	Penn Virginia Corporation[a]	170,883
49,100	Petroleo Brasileiro SA ADR	295,091
1,700	QEP Resources, Inc.	34,374
37,530	Rex Energy Corporation[a]	132,856
22,000	Rosetta Resources, Inc.[a]	375,540
31,330	Rowan Companies plc	661,690
21,580	Schlumberger, Ltd.	1,777,976
3,400	Seadrill, Ltd.	36,516
6,276	SemGroup Corporation	422,563
1,040	SM Energy Company	39,333
34,350	Southwestern Energy Company[a]	851,536
21,400	Suncor Energy, Inc. ADR	637,934
7,700	Superior Energy Services, Inc.	154,000
500	Tesoro Corporation	40,865
28,000	Total SA ADR	1,442,280
47,836	Trinidad Drilling, Ltd.	160,746
19,968	U.S. Silica Holdings, Inc.	503,194
140,850	Weatherford International, Ltd.[a]	1,454,981
4,300	Western Refining, Inc.	159,659
9,520	Whiting Petroleum Corporation[a]	285,790
1,450	World Fuel Services Corporation	71,007
2,750	WPX Energy, Inc.[a]	29,315

	Total	26,754,162

Financials (6.2%)
2,190	ACE, Ltd.	236,432
3,884	Affiliated Managers Group, Inc.[a]	798,240
9,400	Allied World Assurance Company Holdings AG	363,498
3,850	Allstate Corporation	268,691
7,270	American Assets Trust, Inc.	322,643
10,900	American International Group, Inc.	532,683
9,700	Apollo Residential Mortgage, Inc.	151,805
5,931	Argo Group International Holdings, Ltd.	317,249

Shares	Common Stock (34.9%)	Value

Financials (6.2%) - continued
1,650	Assurant, Inc.	$104,792
18,410	Assured Guaranty, Ltd.	449,572
58,380	Bank of America Corporation	884,457
18,789	Bank of the Ozarks, Inc.	609,327
2,450	Banner Corporation	98,931
23,750	BBCN Bancorp, Inc.	307,563
12,150	Berkshire Hathaway, Inc.[a]	1,748,507
6,600	Blackstone Group, LP	246,444
4,500	Boston Private Financial Holdings, Inc.	49,500
11,700	Brixmor Property Group, Inc.	317,070
3,850	Camden Property Trust	296,643
4,600	Capital One Financial Corporation	336,766
5,300	CBL & Associates Properties, Inc.	109,286
1,850	CBRE Group, Inc.[a]	59,829
26,200	Chambers Street Properties	221,390
14,563	Chesapeake Lodging Trust	534,753
76,700	Chimera Investment Corporation	240,838
25,770	Citigroup, Inc.	1,209,901
1,702	CNA Financial Corporation	66,310
51,240	CNO Financial Group, Inc.	795,245
10,050	Comerica, Inc.	417,075
3,200	Corporate Office Properties Trust	96,000
10,350	Crown Castle International Corporation	895,378
3,150	DDR Corporation	61,740
5,044	Deutsche Bank AG	146,175
4,200	Digital Realty Trust, Inc.	306,348
4,800	Discover Financial Services	261,024
18,200	Duke Realty Corporation	397,306
1,400	EastGroup Properties, Inc.	90,496
22,675	Essent Group, Ltd.[a]	530,368
17,668	Evercore Partners, Inc.	845,767
4,400	Extra Space Storage, Inc.	290,400
4,300	FBR & Company[a]	96,406
10,900	First Horizon National Corporation	141,591
12,650	First Niagara Financial Group, Inc.	102,718
10,850	First Republic Bank	552,482
7,600	Fulton Financial Corporation	84,740
2,400	General Growth Properties, Inc.	72,432
3,700	Government Properties Income Trust	84,360
4,350	Green Dot Corporation[a]	66,338
3,400	Hancock Holding Company	88,774
44,941	Hanmi Financial Corporation	892,528
1,650	Hanover Insurance Group, Inc.	113,850
14,771	HCC Insurance Holdings, Inc.	787,885
22,218	Host Hotels & Resorts, Inc.	508,570
117,100	Huntington Bancshares, Inc.	1,173,342
1,000	Intercontinental Exchange, Inc.	205,730
16,120	Invesco, Ltd.	592,088
21,353	iShares Russell 2000 Growth Index Fund	2,970,202
16,260	iShares Russell 2000 Index Fund	1,881,282
14,301	J.P. Morgan Chase & Company	777,688
21,542	Kennedy-Wilson Holdings, Inc.	572,802
29,150	KeyCorp	378,659
11,068	Lazard, Ltd.	506,914
13,500	Lexington Realty Trust	154,035
3,600	M&T Bank Corporation	407,376
13,450	MasterCard, Inc.	1,103,304
7,400	MBIA, Inc.[a]	59,348
12,110	MetLife, Inc.	563,115
1,050	Mid-America Apartment Communities, Inc.	83,286
19,420	Morgan Stanley	656,590
14,700	NASDAQ OMX Group, Inc.	670,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (34.9%)	Value

Financials (6.2%) - continued
26,100	New York Mortgage Trust, Inc.	$202,014
8,050	Northern Trust Corporation	526,309
25,319	PacWest Bancorp	1,082,514
11,860	Parkway Properties, Inc.	217,038
13,980	Pebblebrook Hotel Trust	649,231
24,300	Progressive Corporation[a]	630,585
6,800	Prudential Financial, Inc.	515,984
2,500	RLJ Lodging Trust	85,175
700	Sovran Self Storage, Inc.	66,325
38,900	SPDR Euro Stoxx 50 ETF	1,435,021
27,960	SPDR S&P 500 ETF Trust	5,577,181
19,172	Summit Hotel Properties, Inc.	245,785
4,133	Sunstone Hotel Investors, Inc.	70,468
3,530	SVB Financial Group[a]	398,537
36,860	Synovus Financial Corporation	949,882
19,060	Terreno Realty Corporation	434,568
4,100	Texas Capital Bancshares, Inc.[a]	167,485
10,100	Unum Group	313,706
4,800	Visa, Inc.	1,223,568
4,250	Wells Fargo & Company	220,660
36,256	Western Alliance Bancorp[a]	932,142
8,300	Western Asset Mortgage Capital Corporation	112,050
2,100	Weyerhaeuser Company	75,285
18,950	Zions Bancorporation	454,042

	Total	48,950,752

Health Care (5.5%)
1,150	Abaxis, Inc.	70,702
2,450	Abbott Laboratories	109,662
17,194	Acadia Healthcare Company, Inc.[a]	992,954
1,850	Acceleron Pharma, Inc.[a]	73,020
29,310	Acorda Therapeutics, Inc.[a]	1,217,831
7,000	Actavis plc[a]	1,865,780
11,800	Aetna, Inc.	1,083,476
17,950	Affymetrix, Inc.[a]	198,168
33,673	Akorn, Inc.[a]	1,433,796
17,987	Align Technology, Inc.[a]	954,210
22,850	Allscripts Healthcare Solutions, Inc.[a]	272,144
8,050	Amgen, Inc.	1,225,693
20,445	AMN Healthcare Services, Inc.[a]	384,775
1,550	AmSurg Corporation[a]	85,529
3,500	Anthem, Inc.	472,360
6,250	Baxter International, Inc.	439,437
700	Biogen Idec, Inc.[a]	272,412
60,700	Boston Scientific Corporation[a]	898,967
7,850	Bruker Corporation[a]	148,051
3,326	C.R. Bard, Inc.	568,846
17,500	Cambrex Corporation[a]	392,525
22,584	Cardiovascular Systems, Inc.[a]	769,889
13,416	Centene Corporation[a]	1,464,491
27,750	Cerner Corporation[a]	1,841,212
1,600	Charles River Laboratories International, Inc.[a]	110,960
11,549	Cyberonics, Inc.[a]	641,778
49,545	Depomed, Inc.[a]	905,187
2,100	Edwards Lifesciences Corporation[a]	263,235
1,600	Endo International plc[a]	127,376
53,955	ExamWorks Group, Inc.[a]	1,994,177
3,000	Express Scripts Holding Company[a]	242,130
23,800	Gilead Sciences, Inc.[a]	2,494,954
1,150	Greatbatch, Inc.[a]	55,844
4,000	HCA Holdings, Inc.[a]	283,200
16,250	Hologic, Inc.[a]	493,431
3,600	Illumina, Inc.[a]	702,684
24,272	Impax Laboratories, Inc.[a]	890,054

Shares	Common Stock (34.9%)	Value

Health Care (5.5%) - continued
12,200	Inogen, Inc.[a]	$373,320
40,179	Ironwood Pharmaceuticals, Inc.[a]	625,989
15,946	Johnson & Johnson	1,596,832
3,000	Mallinckrodt, LLC[a]	317,970
2,400	McKesson Corporation	510,360
4,196	Medtronic, Inc.	299,594
13,520	Merck & Company, Inc.	814,986
37,847	Neurocrine Biosciences, Inc.[a]	1,273,930
13,100	Novavax, Inc.[a]	102,311
10,788	NPS Pharmaceuticals, Inc.[a]	494,738
41,532	NuVasive, Inc.[a]	1,923,762
7,400	PAREXEL International Corporation[a]	451,104
34,950	Pfizer, Inc.	1,092,187
2,650	PharMerica Corporation[a]	60,977
1,500	Providence Service Corporation[a]	58,500
1,724	Puma Biotechnology, Inc.[a]	363,902
2,350	Qiagen NVa	53,886
1,600	Quintiles Transnational Holdings, Inc.[a]	96,800
8,050	Spectrum Pharmaceuticals, Inc.[a]	56,350
1,900	St. Jude Medical, Inc.	125,153
14,345	Team Health Holdings, Inc.[a]	741,637
20,890	Teleflex, Inc.	2,288,708
550	Thermo Fisher Scientific, Inc.	68,865
12,300	UnitedHealth Group, Inc.	1,306,875
5,100	Universal Health Services, Inc.	522,903
14,150	Vertex Pharmaceuticals, Inc.[a]	1,558,481
3,550	Waters Corporation[a]	422,627

	Total	44,043,687

Industrials (4.9%)
2,100	AAR Corporation	60,186
19,000	ADT Corporation	653,600
9,000	Allison Transmission Holdings, Inc.	281,880
10,580	Apogee Enterprises, Inc.	457,691
2,550	Argan, Inc.	77,546
2,600	Boeing Company	377,962
3,177	Briggs & Stratton Corporation	58,489
3,500	Caterpillar, Inc.	279,895
14,870	CLARCOR, Inc.	929,821
8,200	Con-way, Inc.	335,954
13,200	CSX Corporation	439,560
9,820	Curtiss-Wright Corporation	653,325
62,890	Delta Air Lines, Inc.	2,975,326
25,393	EMCOR Group, Inc.	1,024,861
7,840	Esterline Technologies Corporation[a]	878,786
12,100	Expeditors International of Washington, Inc.	528,528
7,250	Federal Signal Corporation	110,707
15,350	Flowserve Corporation	836,421
3,300	Fluor Corporation	176,847
6,615	Generac Holdings, Inc.[a]	289,340
24,794	Granite Construction, Inc.	844,980
11,549	H&E Equipment Services, Inc.	202,569
28,579	Healthcare Services Group, Inc.	900,524
9,714	Heico Corporation	589,446
22,510	HNI Corporation	1,108,617
3,839	Honeywell International, Inc.	375,301
4,400	Huntington Ingalls Industries, Inc.	513,040
10,811	Huron Consulting Group, Inc.[a]	813,203
24,870	Ingersoll-Rand plc	1,651,368
3,250	Insperity, Inc.	136,305
60,157	Interface, Inc.	945,066
11,630	Jacobs Engineering Group, Inc.[a]	443,103
1,200	Kansas City Southern	132,108
9,000	KAR Auction Services, Inc.	306,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (34.9%)	Value

Industrials (4.9%) - continued
28,870	Korn/Ferry International[a]	$822,795
6,100	Landstar System, Inc.	390,888
4,100	Manpower, Inc.	298,808
15,399	MasTec, Inc.[a]	285,189
4,350	Meritor, Inc.[a]	55,680
10,301	Middleby Corporation[a]	978,801
4,100	Mistras Group, Inc.[a]	82,410
9,400	Mueller Water Products, Inc.	96,162
1,200	Old Dominion Freight Line, Inc.[a]	84,144
24,330	On Assignment, Inc.[a]	854,713
14,562	Oshkosh Corporation	623,982
4,382	Parker Hannifin Corporation	510,328
13,170	Pentair, Ltd.	814,038
21,129	PGT, Inc.[a]	181,498
30,260	Progressive Waste Solutions, Ltd.	863,015
15,862	Proto Labs, Inc.[a]	1,021,354
11,000	Quanta Services, Inc.[a]	291,280
38,085	Ritchie Brothers Auctioneers, Inc.	952,125
12,126	Saia, Inc.[a]	510,626
48,500	Southwest Airlines Company	2,191,230
1,650	Spirit Aerosystems Holdings, Inc.[a]	74,316
15,894	Spirit Airlines, Inc.[a]	1,178,381
20,988	Swift Transportation Company[a]	515,885
9,594	Tennant Company	625,625
18,200	Union Pacific Corporation	2,133,222
5,600	United Continental Holdings, Inc.[a]	388,472
3,600	WABCO Holdings, Inc.[a]	342,612
4,347	WageWorks, Inc.[a]	239,259
5,013	Watsco, Inc.	545,715
5,811	Watts Water Technologies, Inc.	340,699

	Total	38,682,597

Information Technology (6.8%)
19,009	A10 Networks, Inc.[a]	91,243
10,150	Akamai Technologies, Inc.[a]	590,273
3,550	Alliance Data Systems Corporation[a]	1,025,347
6,188	Ambarella, Inc.[a]	342,258
2,800	Amdocs, Ltd.	134,904
32,339	Apple, Inc.[b]	3,788,837
37,594	Applied Materials, Inc.	858,647
62,986	Applied Micro Circuits Corporation[a]	330,677
9,850	Applied Optoelectronics, Inc.[a]	88,059
3,256	ARM Holdings plc ADR	152,511
23,795	Aspen Technology, Inc.[a]	841,034
124,790	Atmel Corporation[a]	1,039,501
3,250	AVG Technologies NVa	64,285
6,404	Belden, Inc.	531,148
2,600	Booz Allen Hamilton Holding Corporation	75,686
17,000	Broadcom Corporation	721,395
24,020	Broadridge Financial Solutions, Inc.	1,152,720
29,250	Brocade Communications Systems, Inc.	325,260
14,885	Cardtronics, Inc.[a]	500,285
8,987	Cavium, Inc.[a]	528,525
5,600	CDW Corporation	191,856
3,050	Cirrus Logic, Inc.[a]	80,825
38,730	Cisco Systems, Inc.	1,021,116
4,250	Citrix Systems, Inc.[a]	251,855
10,874	Cognex Corporation[a]	399,619
5,639	Coherent, Inc.[a]	348,941
6,550	Computer Sciences Corporation	397,454
2,800	Comtech Telecommunications Corporation	92,512
14,439	Constant Contact, Inc.[a]	546,083
17,327	Cornerstone OnDemand, Inc.[a]	570,925

Shares	Common Stock (34.9%)	Value

Information Technology (6.8%) - continued
43,650	Corning, Inc.	$1,037,560
14,082	Dealertrack Technologies, Inc.[a]	566,096
11,869	Demandware, Inc.[a]	635,704
3,200	Diodes, Inc.[a]	84,576
23,292	DST Systems, Inc.	2,252,336
6,824	eBay, Inc.[a]	361,672
7,150	Electronic Arts, Inc.[a]	392,249
7,228	Electronics for Imaging, Inc.[a]	279,362
85,100	EMC Corporation	2,206,643
8,963	EVERTEC, Inc.	179,798
24,900	Facebook, Inc.[a]	1,890,159
8,950	Fairchild Semiconductor International, Inc.[a]	137,383
6,750	FEI Company	554,985
3,650	Google, Inc., Class Aa	1,962,058
2,375	Google, Inc., Class Ca	1,269,485
34,138	Guidewire Software, Inc.[a]	1,710,314
15,364	HomeAway, Inc.[a]	391,628
4,500	IAC InterActiveCorp	274,275
1,600	iGATE Corporation[a]	56,640
1,500	International Business Machines Corporation	229,965
25,861	Juniper Networks, Inc.	587,821
4,100	LinkedIn Corporation[a]	921,434
4,050	Liquidity Services, Inc.[a]	31,347
7,604	Manhattan Associates, Inc.[a]	339,443
17,850	Marvell Technology Group, Ltd.	276,497
4,700	Maxim Integrated Products, Inc.	155,523
49,357	MaxLinear, Inc.[a]	397,324
6,271	Methode Electronics, Inc.	226,822
9,250	Microsoft Corporation	373,700
9,907	Monolithic Power Systems, Inc.	470,483
55,800	NetApp, Inc.	2,109,240
3,369	Newport Corporation[a]	62,394
45,998	NVIDIA Corporation	883,392
11,500	Oracle Corporation	481,735
17,795	Plantronics, Inc.	815,545
4,750	Polycom, Inc.[a]	63,175
27,763	Proofpoint, Inc.[a]	1,388,150
24,604	QUALCOMM, Inc.[b]	1,536,766
5,950	Rackspace Hosting, Inc.[a]	267,512
8,800	Red Hat, Inc.[a]	561,352
23,350	Salesforce.com, Inc.[a]	1,318,108
350	Samsung Electronic Company, LLC	215,474
6,050	Sanmina Corporation[a]	128,139
5,147	Sonus Networks, Inc.[a]	98,205
1,361	SPS Commerce, Inc.[a]	80,707
7,500	Symantec Corporation	185,775
3,308	Synaptics, Inc.[a]	254,087
3,000	Take-Two Interactive Software, Inc.[a]	89,160
7,300	Teradata Corporation[a]	325,288
22,589	Teradyne, Inc.	408,861
7,450	Texas Instruments, Inc.	398,202
9,704	Textura Corporation[a]	242,018
8,300	Total System Services, Inc.	293,571
2,080	Tyler Technologies, Inc.[a]	220,646
4,081	Ultimate Software Group, Inc.[a]	604,029
2,550	Unisys Corporation[a]	55,922
6,300	Vantiv, Inc.[a]	216,657
46,601	Virtusa Corporation[a]	1,745,673
12,400	VMware, Inc.[a]	956,040
2,300	WebMD Health Corporation[a]	89,125
36,850	Xerox Corporation	485,314
14,500	Xilinx, Inc.	559,337

	Total	54,476,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (34.9%)	Value

Materials (1.4%)
1,800	Agnico Eagle Mines, Ltd.	$60,696
11,050	Alcoa, Inc.	172,932
1,250	Avery Dennison Corporation	65,337
1,750	Ball Corporation	110,827
10,800	Barrick Gold Corporation	138,024
3,320	Celanese Corporation	178,483
31,801	Chemtura Corporation[a]	692,944
1,250	Clearwater Paper Corporation[a]	92,525
800	Compass Minerals International, Inc.	69,920
4,500	Crown Holdings, Inc.[a]	199,395
26,050	Dow Chemical Company	1,176,418
8,670	Eagle Materials, Inc.	617,477
3,900	Eastman Chemical Company	276,471
6,200	Eldorado Gold Corporation	29,636
5,750	Ferro Corporation[a]	63,998
1,400	Franco-Nevada Corporation	80,640
11,050	Freeport-McMoRan, Inc.	185,750
7,500	Goldcorp, Inc.	180,225
43,812	Graphic Packaging Holding Company[a]	634,398
29,950	Horsehead Holding Corporation[a]	402,528
1,500	Innophos Holdings, Inc.	89,310
5,400	International Paper Company	284,364
10,200	Kinross Gold Corporation[a]	34,578
800	LyondellBasell Industries NV	63,272
550	Martin Marietta Materials, Inc.	59,257
18,760	Materials Select Sector SPDR Fund	894,664
1,900	MeadWestvaco Corporation	95,532
4,550	Newmont Mining Corporation	114,433
3,750	Nucor Corporation	163,688
14,200	Owens-Illinois, Inc.[a]	331,570
5,100	Packaging Corporation of America	386,835
19,870	PolyOne Corporation	707,173
1,700	Rock-Tenn Company	110,330
6,000	Royal Gold, Inc.	434,760
2,350	Sealed Air Corporation	95,175
7,744	Silgan Holdings, Inc.	398,119
3,600	Silver Wheaton Corporation	82,692
1,400	Sonoco Products Company	61,880
9,650	Southern Copper Corporation	263,252
26,994	Steel Dynamics, Inc.	459,978
6,250	Teck Resources, Ltd.	80,500
2,100	Tronox, Ltd.	44,394
1,150	Vulcan Materials Company	81,087
1,300	Westlake Chemical Corporation	74,503
1,400	Worthington Industries, Inc.	41,902
8,250	Yamana Gold, Inc.	33,908

	Total	10,915,780

Telecommunications Services (0.1%)
8,294	Verizon Communications, Inc.	379,119
16,100	Vonage Holdings Corporation[a]	67,620

	Total	446,739

Utilities (0.5%)
2,300	Atmos Energy Corporation	130,893
5,700	Edison International, Inc.	388,455
4,730	Laclede Group, Inc.	254,285
4,210	NiSource, Inc.	182,124
15,660	NorthWestern Corporation	904,522
8,300	NRG Energy, Inc.	204,678
10,200	OGE Energy Corporation	358,836
10,930	PG&E Corporation	642,793
6,670	Portland General Electric Company	264,799
10,450	Public Service Enterprise Group, Inc.	446,006
3,750	Southern Company	190,200

Shares	Common Stock (34.9%)	Value

Utilities (0.5%) - continued
2,050	Vectren Corporation	$98,236
5,700	Wisconsin Energy Corporation	317,889

	Total	4,383,716

	Total Common Stock (cost $239,198,494)	277,261,054

Principal Amount	Long-Term Fixed Income (2.8%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036[d]	459,263

	Total	459,263

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
54,971	0.618%, 12/25/2035[e]	29,723
	Residential Asset Securitization Trust
74,492	0.548%, 8/25/2037[e]	27,366
	Sequoia Mortgage Trust
140,443	3.256%, 9/20/2046	116,599
	WaMu Mortgage Pass Through Certificates
67,138	2.233%, 9/25/2036	60,069
98,437	2.265%, 10/25/2036	87,532

	Total	321,289

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	264,470

	Total	264,470

Energy (0.4%)
	Antero Resources Corporation
175,000	5.125%, 12/1/2022[f]	167,563
	Bonanza Creek Energy, Inc.
175,000	6.750%, 4/15/2021	156,625
	California Resources Corporation
210,000	6.000%, 11/15/2024[f]	170,888
	Chaparral Energy, Inc.
210,000	7.625%, 11/15/2022	121,800
	Chesapeake Energy Corporation
140,000	4.875%, 4/15/2022	138,075
	Concho Resources, Inc.
140,000	5.500%, 10/1/2022	140,000
50,000	5.500%, 4/1/2023	50,000
	Energy XXI Gulf Coast, Inc.
210,000	7.500%, 12/15/2021[g]	95,550
	Halcon Resources Corporation
245,000	8.875%, 5/15/2021[g]	162,925
	Hornbeck Offshore Services, Inc.
50,000	5.875%, 4/1/2020	42,625
150,000	5.000%, 3/1/2021	119,250
	Jones Energy Holdings, LLC
245,000	6.750%, 4/1/2022[f]	196,000
	Laredo Petroleum, Inc.
175,000	5.625%, 1/15/2022	154,875
	Linn Energy, LLC
190,000	8.625%, 4/15/2020	150,100
	MEG Energy Corporation
190,000	7.000%, 3/31/2024[f]	171,950
	Memorial Production Partners, LP
165,000	7.625%, 5/1/2021	148,087

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (2.8%)	Value

Energy (0.4%) - continued
	Oasis Petroleum, Inc.
$120,000	6.500%, 11/1/2021	$109,500
70,000	6.875%, 3/15/2022	64,444
	Offshore Group Investment, Ltd.
140,000	7.125%, 4/1/2023	89,600
	Pacific Drilling SA
210,000	5.375%, 6/1/2020[f]	156,975
	Precision Drilling Corporation
140,000	5.250%, 11/15/2024[f]	112,700
	Range Resources Corporation
175,000	5.000%, 3/15/2023	172,375
	Rosetta Resources, Inc.
175,000	5.875%, 6/1/2024	159,687
	Samson Investment Company
245,000	9.750%, 2/15/2020	75,950
	Whiting Petroleum Corporation
190,000	5.750%, 3/15/2021	180,737

	Total	3,308,281

Mortgage-Backed Securities (0.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 2/1/2030[c]	788,716
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 2/1/2045[c]	802,851
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
950,000	3.500%, 2/1/2030[c]	1,008,614
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,450,000	3.500%, 2/1/2045[c]	1,531,880
1,325,000	4.000%, 2/1/2045[c]	1,418,992
1,225,000	4.500%, 2/1/2045[c]	1,329,460

	Total	6,880,513

U.S. Government and Agencies (1.3%)
	U.S. Treasury Bonds
3,710,000	3.000%, 5/15/2042	4,289,977
	U.S. Treasury Notes
75,000	0.625%, 10/15/2016	75,276
175,000	1.500%, 10/31/2019	177,680
150,000	1.875%, 6/30/2020	154,746
250,000	2.125%, 9/30/2021	260,449
2,550,000	3.625%, 2/15/2044	3,300,656
	U.S. Treasury Notes, TIPS
2,043,900	0.125%, 4/15/2018	2,077,751

	Total	10,336,535

	Total Long-Term Fixed Income (cost $20,159,498)	21,570,351

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

248,660	Thrivent Cash Management Trust	248,660

	Total Collateral Held for Securities Loaned (cost $248,660)	248,660

Shares or Principal Amount	Short-Term Investments (9.8%)[h]	Value

	Federal Home Loan Bank Discount Notes
3,000,000	0.075%, 2/4/2015	$2,999,975
5,000,000	0.055%, 2/6/2015	4,999,954
6,000,000	0.050%, 2/11/2015	5,999,908
4,000,000	0.040%, 2/12/2015	3,999,947
4,000,000	0.078%, 2/13/2015[b]	3,999,888
3,000,000	0.050%, 2/18/2015	2,999,925
2,000,000	0.041%, 2/27/2015	1,999,939
4,000,000	0.100%, 3/4/2015	3,999,644
400,000	0.106%, 3/6/2015[b]	399,960
27,000,000	0.113%, 3/13/2015	26,996,541
3,000,000	0.085%, 3/20/2015	2,999,660
2,000,000	0.110%, 4/6/2015[b]	1,999,603
2,700,000	0.105%, 4/22/2015[b]	2,699,362
8,900,000	0.090%, 4/24/2015[b]	8,898,153
100,000	0.135%, 4/29/2015[b]	99,967
	Federal National Mortgage Association Discount Notes
3,000,000	0.134%, 3/25/2015	2,999,408

	Total Short-Term Investments (at amortized cost)	78,091,834

	Total Investments (cost $686,356,688) 100.4%	$797,666,732

	Other Assets and Liabilities, Net (0.4%)	(2,938,967)

	Total Net Assets 100.0%	$794,727,765

a	Non-income producing security.
b	At January 30, 2015, $15,161,390 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $976,076 or 0.1% of total net assets.
g	All or a portion of the security is on loan.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$128,503,155
Gross unrealized depreciation	(17,193,111)

Net unrealized appreciation (depreciation)	$111,310,044
Cost for federal income tax purposes	$686,356,688

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Affiliated Mutual Funds
Equity Mutual Funds	401,821,075	401,821,075	–	–
Fixed Income Mutual Funds	18,673,758	18,673,758	–	–
Common Stock
Consumer Discretionary	37,884,991	37,884,991	–	–
Consumer Staples	10,721,968	10,721,968	–	–
Energy	26,754,162	26,593,416	160,746	–
Financials	48,950,752	48,950,752	–	–
Health Care	44,043,687	44,043,687	–	–
Industrials	38,682,597	38,682,597	–	–
Information Technology	54,476,662	54,261,188	215,474	–
Materials	10,915,780	10,915,780	–	–
Telecommunications Services	446,739	446,739	–	–
Utilities	4,383,716	4,383,716	–	–
Long-Term Fixed Income
Asset-Backed Securities	459,263	–	459,263	–
Collateralized Mortgage Obligations	321,289	–	321,289	–
Commercial Mortgage-Backed Securities	264,470	–	264,470	–
Energy	3,308,281	–	3,308,281	–
Mortgage-Backed Securities	6,880,513	–	6,880,513	–
U.S. Government and Agencies	10,336,535	–	10,336,535	–
Collateral Held for Securities Loaned	248,660	248,660	–	–
Short-Term Investments	78,091,834	–	78,091,834	–

Total	$797,666,732	$697,628,327	$100,038,405	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,931,605	2,931,605	–	–

Total Asset Derivatives	$2,931,605	$2,931,605	$–	$–

Liability Derivatives
Futures Contracts	4,637,967	4,637,967	–	–

Total Liability Derivatives	$4,637,967	$4,637,967	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(67)	March 2015	($14,662,327)	($14,724,297)	($61,970)
5-Yr. U.S. Treasury Bond Futures	(117)	March 2015	(13,900,706)	(14,197,219)	(296,513)
10-Yr. U.S. Treasury Bond Futures	(60)	March 2015	(7,557,942)	(7,852,500)	(294,558)
30-Yr. U.S. Treasury Bond Futures	30	March 2015	4,217,201	4,538,438	321,237
Eurex EURO STOXX 50 Futures	1,189	March 2015	43,995,868	44,807,844	811,976
Mini MSCI EAFE Index Futures	118	March 2015	10,275,875	10,422,940	147,065
Russell 2000 Index Mini-Futures	(317)	March 2015	(36,203,809)	(36,810,040)	(606,231)
S&P 400 Index Mini-Futures	(781)	March 2015	(108,413,645)	(111,792,340)	(3,378,695)
S&P 500 Index Futures	320	March 2015	158,661,152	159,072,000	410,848
Ultra Long Term U.S. Treasury Bond Futures	58	March 2015	9,137,896	10,378,375	1,240,479
Total Futures Contracts					($1,706,362)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Opportunity Income Plus	$4,486,611	$43,211	$–	436,428	$4,499,575	$43,210
Natural Resources	14,343,455	95,307	–	1,542,522	12,000,823	95,307
Partner Small Cap Value	15,577,160	2,340,476	–	820,923	15,375,889	141,052
Small Cap Stock	23,179,304	2,215,788	–	1,118,928	22,770,188	–
Mid Cap Growth	38,886,157	3,469,597	–	1,766,245	39,599,205	–
Partner Mid Cap Value	28,362,791	3,657,426	–	2,128,120	28,644,500	150,037
Mid Cap Stock	47,045,471	5,132,350	–	2,066,230	46,903,431	270,789
Partner Worldwide Allocation	106,567,566	2,532,745	–	10,803,541	104,362,203	2,532,745
Large Cap Growth	58,021,094	895,147	–	6,577,751	57,226,432	1,907
Large Cap Value	48,957,264	2,323,314	–	2,468,416	47,788,541	664,698
Large Cap Stock	27,386,779	2,646,965	–	1,082,530	27,149,863	369,792
High Yield	4,522,539	410,428	269,894	924,338	4,529,257	65,298
Income	3,660,180	50,365	–	399,425	3,746,605	33,715
Limited Maturity Bond	5,800,776	281,080	202,420	472,622	5,898,321	22,250
Cash Management Trust-Collateral Investment	–	306,270	(57,610)	248,660	248,660	199
Total Value and Income Earned	426,797,147				420,743,493	4,390,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value

Basic Materials (0.2%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$357,778	3.750%, 2/1/2020	$350,176
	Fortescue Metals Group, Ltd., Term Loan
2,028,572	3.750%, 6/30/2019	1,775,000
	Ineos Group Holdings, Ltd., Term Loan
622,878	3.750%, 5/4/2018	605,892
	NewPage Corporation, Term Loan
587,575	9.500%, 2/11/2021	565,982
	Wausau Paper Corporation, Term Loan
522,375	6.500%, 7/30/2020	521,069

	Total	3,818,119

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
670,450	3.750%, 10/9/2019	650,337
	Berry Plastics Group, Inc., Term Loan
810,562	3.500%, 2/8/2020	792,835
	Silver II Borrower, Term Loan
201,382	4.000%, 12/13/2019	188,167
	STHI Holding Corporation, Term Loan
184,538	4.500%, 8/6/2021	183,076

	Total	1,814,415

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
259,435	3.250%, 11/30/2019	253,274
	Birch Communication Inc., Term Loan
510,052	7.750%, 7/17/2020	499,851
	Cable & Wireless Communications plc, Term Loan
94,957	5.500%, 11/25/2016[b,c]	94,719
	Cengage Learning Acquisitions, Term Loan
1,300,175	7.000%, 3/31/2020	1,291,113
	Cequel Communications, LLC, Term Loan
251,402	3.500%, 2/14/2019	248,546
	Charter Communications Operating, LLC, Term Loan
108,350	3.000%, 7/1/2020	106,387
	Clear Channel Communications, Inc., Term Loan
5,456	3.821%, 1/29/2016	5,378
646,736	6.921%, 1/30/2019	602,195
208,001	7.671%, 7/30/2019	196,189
	Cumulus Media Holdings, Inc., Term Loan
571,008	4.250%, 12/23/2020	558,160
	Fairpoint Communications, Term Loan
540,375	7.500%, 2/14/2019	538,446
	Grande Communications Networks, LLC, Term Loan
325,053	4.500%, 5/29/2020	320,584
	Hargray Communications Group, Inc., Term Loan
617,603	5.250%, 6/26/2019	614,132

Principal Amount	Bank Loans (2.1%)[a]	Value

Communications Services (0.7%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$319,313	5.250%, 2/22/2019	$314,258
105,000	9.750%, 2/21/2020	103,775
	Intelsat Jackson Holdings SA, Term Loan
518,469	3.750%, 6/30/2019	512,118
	Level 3 Communications, Inc., Term Loan
715,000	4.000%, 1/15/2020	708,150
	Level 3 Financing, Inc., Term Loan
240,000	4.500%, 1/31/2022	240,113
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
440,000	0.000%, 1/7/2022[b,c]	426,800
295,000	4.500%, 1/7/2022	288,731
	LTS Buyer, LLC, Term Loan
241,325	4.000%, 4/13/2020	235,714
17,078	8.000%, 4/12/2021	16,676
	McGraw-Hill Global Education, LLC, Term Loan
504,591	5.750%, 3/22/2019	504,338
	Mediacom Broadband, LLC, Term Loan
288,362	4.000%, 1/20/2020	285,118
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	30,486
	NEP/NCP Holdco, Inc., Term Loan
810,635	4.250%, 1/22/2020	784,962
	NTelos, Inc., Term Loan
161,288	5.750%, 11/9/2019	140,723
	Syniverse Holdings, Inc., Term Loan
426,589	4.000%, 4/23/2019	411,928
	TNS, Inc., Term Loan
322,895	5.000%, 2/14/2020	319,127
	Univision Communications, Inc., Term Loan
763,233	4.000%, 3/1/2020	751,311
	Virgin Media Investment Holdings, Ltd., Term Loan
675,000	3.500%, 6/7/2020	663,728
	WideOpenWest Finance, LLC, Term Loan
717,225	4.750%, 4/1/2019	711,846
	XO Communications, LLC, Term Loan
138,950	4.250%, 3/20/2021	137,445
	Yankee Cable Acquisition, LLC, Term Loan
417,193	4.500%, 3/1/2020	414,849
	Zayo Group, LLC, Term Loan
647,561	4.000%, 7/2/2019	640,522

	Total	13,971,692

Consumer Cyclical (0.3%)
	Amaya Gaming Group, Inc., Term Loan
588,525	5.000%, 8/1/2021	575,925
	Burlington Coat Factory Warehouse Corporation, Term Loan
406,268	4.250%, 8/13/2021	402,543
	Ceridian HCM Holding, Inc., Term Loan
232,665	4.500%, 9/15/2020	228,012
	Chrysler Group, LLC, Term Loan
358,499	3.500%, 5/24/2017	357,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value

Consumer Cyclical (0.3%) - continued
	Golden Nugget, Inc., Delayed Draw
$65,340	5.500%, 11/21/2019	$64,551
	Golden Nugget, Inc., Term Loan
152,460	5.500%, 11/21/2019	150,618
	Hilton Worldwide Finance, LLC, Term Loan
333,333	3.500%, 10/26/2020	328,986
	J.C. Penney Corporation, Inc., Term Loan
157,600	6.000%, 5/22/2018	155,999
	Las Vegas Sands, LLC, Term Loan
965,250	3.250%, 12/19/2020	957,914
	Marina District Finance Company, Inc., Term Loan
702,934	6.750%, 8/15/2018	699,715
	MGM Resorts International, Term Loan
343,000	3.500%, 12/20/2019	337,426
	Mohegan Tribal Gaming Authority, Term Loan
891,000	5.500%, 11/19/2019	860,510
	Rite Aid Corporation, Term Loan
165,000	5.750%, 8/21/2020	165,310
	ROC Finance, LLC, Term Loan
597,438	5.000%, 6/20/2019	555,617
	Scientific Games International, Inc., Term Loan
168,722	6.000%, 10/18/2020	166,402
	Seminole Indian Tribe of Florida, Term Loan
179,888	3.000%, 4/29/2020	179,044

	Total	6,185,597

Consumer Non-Cyclical (0.3%)
	Albertsons, Inc., Term Loan
773,468	5.375%, 3/21/2019	770,807
	Biomet, Inc., Term Loan
464,819	3.668%, 7/25/2017	463,657
	Catalina Marketing Corporation, Term Loan
134,325	4.500%, 4/9/2021	127,609
	CHS/Community Health Systems, Inc., Term Loan
98,586	3.486%, 1/25/2017	97,970
262,764	4.250%, 1/27/2021	262,462
	Del Monte Corporation, Term Loan
67,376	3.500%, 3/9/2020	64,618
	Hologic, Inc., Term Loan
255,744	3.250%, 8/1/2019	254,929
	JBS USA, LLC, Term Loan
362,970	3.750%, 5/25/2018	359,340
	Ortho-Clinical Diagnostics, Inc., Term Loan
766,150	4.750%, 6/30/2021	734,738
	Roundy’s Supermarkets, Inc., Term Loan
740,476	5.750%, 3/3/2021	683,089
	Supervalu, Inc., Term Loan
500,130	4.500%, 3/21/2019	495,128
	Visant Corporation, Term Loan
834,051	7.000%, 9/23/2021	814,767

	Total	5,129,114

Principal Amount	Bank Loans (2.1%)[a]	Value

Energy (0.1%)
	Arch Coal, Inc., Term Loan
$868,231	6.250%, 5/16/2018	$620,169
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	154,408
	Expro Holdings UK 2, Ltd., Term Loan
299,250	5.750%, 9/2/2021	231,919
	Fieldwood Energy, LLC, Term Loan
46,798	8.375%, 9/30/2020	27,938
	Houston Fuel Oil Terminal, LLC, Term Loan
518,700	4.250%, 8/19/2021	492,765
	McJunkin Red Man Corporation, Term Loan
261,688	5.000%, 11/8/2019	239,117
	Offshore Group Investment, Ltd., Term Loan
451,950	5.750%, 3/28/2019	274,184
	Pacific Drilling SA, Term Loan
211,775	4.500%, 6/3/2018	161,743

	Total	2,202,243

Financials (0.1%)
	DJO Finance, LLC, Term Loan
517,792	4.250%, 9/15/2017	516,011
	GEO Group, Inc., Term Loan
107,092	3.250%, 4/3/2020	106,155
	Harland Clarke Holdings Corporation, Term Loan
68,250	6.000%, 8/4/2019	68,186
	MoneyGram International, Inc., Term Loan
432,300	4.250%, 3/27/2020	400,093
	WaveDivision Holdings, LLC, Term Loan
666,400	4.000%, 10/15/2019	657,517

	Total	1,747,962

Technology (0.1%)
	First Data Corporation, Term Loan
720,000	3.668%, 3/23/2018	706,277
295,000	3.668%, 9/24/2018	289,469
	Freescale Semiconductor, Inc., Term Loan
393,030	4.250%, 2/28/2020	387,134
254,775	5.000%, 1/15/2021	254,846
	Infor US, Inc., Term Loan
452,886	3.750%, 6/3/2020	441,659

	Total	2,079,385

Transportation (0.1%)
	American Airlines, Inc., Term Loan
453,100	3.750%, 6/27/2019	448,855
	Delta Air Lines, Inc., Term Loan
571,378	3.250%, 4/20/2017	569,235
	OSG Bulk Ships, Inc., Term Loan
368,150	5.250%, 8/5/2019	364,008
	United Airlines, Inc., Term Loan
265,275	3.500%, 4/1/2019	262,405
89,775	3.750%, 9/15/2021	88,877

	Total	1,733,380

Utilities (0.1%)
	Calpine Corporation, Term Loan
83,270	4.000%, 4/1/2018	82,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value

Utilities (0.1%) - continued
$571,838	4.000%, 10/9/2019	$564,753
	Intergen NV, Term Loan
206,850	5.500%, 6/15/2020	204,264
	NGPL PipeCo, LLC, Term Loan
338,154	6.750%, 9/15/2017[b,c]	316,780

	Total	1,168,442

	Total Bank Loans (cost $41,236,360)	39,850,349

Shares	Affiliated Mutual Funds (56.2%)	Value

Equity Mutual Funds (47.4%)
3,115,978	Thrivent Natural Resources Fund	24,242,309
1,914,242	Thrivent Partner Small Cap Value Fund	35,853,755
1,497,997	Thrivent Small Cap Stock Fund	30,484,244
2,333,863	Thrivent Mid Cap Growth Fund	52,325,209
4,399,524	Thrivent Partner Mid Cap Value Fund	59,217,598
4,540,129	Thrivent Mid Cap Stock Fund	103,060,930
20,796,944	Thrivent Partner Worldwide Allocation Fund	200,898,475
14,634,110	Thrivent Large Cap Growth Fund	127,316,761
8,067,039	Thrivent Large Cap Value Fund	156,177,868
3,863,262	Thrivent Large Cap Stock Fund	96,890,606

	Total	886,467,755

Fixed Income Mutual Funds (8.8%)
10,964,252	Thrivent High Yield Fund	53,724,834
7,574,709	Thrivent Income Fund	71,050,767
2,305,207	Thrivent Government Bond Fund	23,858,891
1,290,176	Thrivent Limited Maturity Bond Fund	16,101,396

	Total	164,735,888

	Total Affiliated Mutual Funds (cost $887,304,058)	1,051,203,643

Shares	Common Stock (22.4%)	Value

Consumer Discretionary (2.8%)
23,900	Aaron’s, Inc.	756,674
5,900	Amazon.com, Inc.[d]	2,091,727
1,200	Aoyama Trading Company, Ltd.	40,331
7,200	Apollo Group, Inc.[d]	181,872
3,000	AutoZone, Inc.[d]	1,790,880
24,200	Barnes & Noble, Inc.[d]	568,458
400	Bayerische Motoren Werke AG	33,863
1,700	Berkeley Group Holdings plc	61,966
13,050	Best Buy Company, Inc.	459,360
2,450	Big Lots, Inc.	112,480
3,150	BorgWarner, Inc.	170,132
400	Brembo SPA	14,097
800	Bridgestone Corporation	31,974
2,150	Brinker International, Inc.	125,625
15,523	Brunswick Corporation	842,588
13,798	Burlington Stores, Inc.[d]	688,382
5,400	Carnival Corporation	237,384
10,450	Cato Corporation	443,080
17,710	CBS Corporation	970,685
30,118	Cheesecake Factory, Inc.	1,581,496
700	Chiyoda Company, Ltd.	14,893
4,200	Coach, Inc.	156,198
4,400	Coinstar, Inc.[d]	273,152
37,150	Comcast Corporation[e]	1,974,337
8,403	Core-Mark Holding Company, Inc.	560,312
19,931	Del Frisco’s Restaurant Group, Inc.[d]	395,232
24,880	Delphi Automotive plc	1,710,002

Shares	Common Stock (22.4%)	Value

Consumer Discretionary (2.8%) - continued
3,200	DeVry Education Group, Inc.	$135,712
330	Discovery Communications, Inc., Class Ad	9,565
17,800	DISH Network Corporation[d]	1,252,230
16,724	Dollar Tree, Inc.[d]	1,189,076
9,100	EDION Corporation	67,487
41,550	Ford Motor Company	611,200
1,700	Geo Holdings Corporation	16,634
20,664	G-III Apparel Group, Ltd.[d]	2,008,541
4,600	Hakuhodo Dy Holdings, Inc.	45,722
7,975	Harman International Industries, Inc.	1,033,799
4,600	Haseko Corporation	37,375
700	Heiwa Corporation	14,080
20,400	Hilton Worldwide Holdings, Inc.[d]	529,788
16,200	Home Depot, Inc.[e]	1,691,604
44,410	Houghton Mifflin Harcourt Company[d]	873,989
11,543	Imax Corporation[d]	384,728
2,500	Informa plc	19,222
1,716	Jarden Corporation[d]	82,402
2,900	JM AB	95,456
16,121	Kate Spade & Company[d]	508,295
8,500	Kirkland’s, Inc.[d]	197,795
14,150	Kohl’s Corporation	845,038
20,657	Kongsberg Automotive ASA[d]	16,240
21,863	Las Vegas Sands Corporation	1,188,691
22,000	Li & Fung, Ltd.	21,823
11,700	Liberty Interactive Corporation[d]	320,112
1,663	Liberty Ventures[d]	62,113
850	Limited Brands, Inc.	71,935
3,572	Lithia Motors, Inc.	302,548
26,670	Lowe’s Companies, Inc.	1,807,159
8,000	Luk Fook Holdings International, Ltd.	29,688
890	Marriott International, Inc.	66,305
1,650	Marriott Vacations Worldwide Corporation	126,225
23,400	McDonald’s Corporation	2,163,096
49,658	MDC Partners, Inc.	1,186,826
9,700	Nautilus, Inc.[d]	138,128
15,450	NIKE, Inc.	1,425,262
4,000	NOK Corporation	115,061
54,100	NutriSystem, Inc.	964,062
5,500	Omnicom Group, Inc.	400,400
13,250	Orbitz Worldwide, Inc.[d]	122,298
325	O’Reilly Automotive, Inc.[d]	60,892
26,319	Oxford Industries, Inc.	1,472,285
12,270	Papa John’s International, Inc.	778,654
4,300	Persimmon plc	102,938
200	Porsche Automobil Holding SE	16,760
100	Priceline Group, Inc.[d]	100,948
457	PVH Corporation	50,389
100	Ralph Lauren Corporation	16,689
7,543	Red Robin Gourmet Burgers, Inc.[d]	584,583
3,495	Restoration Hardware Holdings, Inc.[d]	305,917
200	Rinnai Corporation	13,387
693	Ross Stores, Inc.	63,555
2,400	Royal Caribbean Cruises, Ltd.	181,320
16,700	Ruby Tuesday, Inc.[d]	100,534
11,250	Scientific Games Corporation[d]	132,863
9,900	Scripps Networks Interactive, Inc.	703,791
16,350	Select Comfort Corporation[d]	487,884
1,100	Shake Shack, Inc.[c,d]	50,490
2,205	Shutterfly, Inc.[d]	96,733
6,906	Skechers USA, Inc.[d]	416,777
4,971	Slater & Gordon, Ltd.	25,512
19,850	Starbucks Corporation	1,737,471

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (22.4%)	Value

Consumer Discretionary (2.8%) - continued
737	Starwood Hotels & Resorts Worldwide, Inc.	$53,042
4,800	Sumitomo Forestry Company, Ltd.	44,645
1,100	Sumitomo Rubber Industries, Ltd.	17,106
3,800	Suzuki Motor Corporation	120,157
10,129	Tenneco, Inc.[d]	520,833
6,420	Time Warner Cable, Inc.	873,955
16,000	Time, Inc.	400,640
21,611	Toll Brothers, Inc.[d]	748,173
4,850	Tower International, Inc.[d]	114,800
345	Tractor Supply Company	28,004
62,919	Tuesday Morning Corporation[d]	1,113,666
5,350	Ulta Salon Cosmetics & Fragrance, Inc.[d]	705,879
471	Under Armour, Inc.[d]	33,950
6,170	Vail Resorts, Inc.	541,479
100	Valora Holding AG	24,195
608	VF Corporation	42,177
2,700	WH Smith plc	54,684
1,300	Wolters Kluwer NV	38,835
800	WPP plc	17,593
10,200	Wyndham Worldwide Corporation	854,658

	Total	52,313,733

Consumer Staples (1.0%)
7,750	Anheuser-Busch InBev NV ADR	946,043
6,250	Archer-Daniels-Midland Company	291,438
124	Associated British Foods plc	5,783
16,000	Avon Products, Inc.	123,840
5,106	B&G Foods, Inc.	152,363
1,832	Boston Beer Company, Inc.[d]	576,201
6,042	Britvic plc	63,941
100	Casino Guichard Perrachon SA	9,072
2,150	Coca-Cola Enterprises, Inc.	90,515
17,030	CVS Health Corporation	1,671,665
1,200	Fuji Oil Company, Ltd.	15,418
1,014	Hain Celestial Group, Inc.[d]	53,509
7,950	Ingredion, Inc.	641,088
3,671	J Sainsbury plc	14,067
1,700	Kesko OYJ	62,122
5,950	Keurig Green Mountain, Inc.	729,232
4,520	Kimberly-Clark Corporation	487,979
700	KOSE Corporation	31,340
2,600	Kroger Company	179,530
7,050	Molson Coors Brewing Company	535,307
38,147	Mondelez International, Inc.	1,344,300
631	Monster Beverage Corporation[d]	73,795
5,079	Philip Morris International, Inc.	407,539
3,400	Pilgrim’s Pride Corporation	92,310
15,100	Pinnacle Foods, Inc.	543,147
830	Reckitt Benckiser Group plc	70,247
75,400	Rite Aid Corporation[d]	526,292
2,318	SalMar ASA	35,785
2,300	Suedzucker AG	28,921
4,457	Tate & Lyle plc	45,457
19,690	TreeHouse Foods, Inc.[d]	1,785,883
11,400	Tyson Foods, Inc.	445,056
11,708	United Natural Foods, Inc.[d]	904,794
35,300	Wal-Mart Stores, Inc.	2,999,794
32,070	WhiteWave Foods Company[d]	1,057,348
8,426	Whole Foods Market, Inc.	438,952

	Total	17,480,073

Energy (2.3%)
20,068	BW Offshore, Ltd.	19,298
36,550	Cabot Oil & Gas Corporation	968,575

Shares	Common Stock (22.4%)	Value

Energy (2.3%) - continued
57,884	Cameron International Corporation[d]	$2,592,046
33,800	Canadian Natural Resources, Ltd.	978,172
5,450	Chesapeake Energy Corporation	104,531
18,010	Chevron Corporation	1,846,565
1,490	Cimarex Energy Company	153,768
128,387	Cobalt International Energy, Inc.[d]	1,170,889
12,250	Comstock Resources, Inc.	49,490
7,276	Concho Resources, Inc.[d]	806,545
2,150	ConocoPhillips	135,407
8,750	Denbury Resources, Inc.	60,375
1,766	Diamondback Energy, Inc.[d]	121,836
1,200	Dril-Quip, Inc.[d]	89,076
1,100	Energen Corporation	69,762
2,080	Ensco plc	58,323
42,346	EOG Resources, Inc.	3,770,064
40,930	EQT Corporation	3,046,829
6,000	ERG SPA	71,529
2,350	Exterran Holdings, Inc.	63,709
32,150	Exxon Mobil Corporation	2,810,553
4,450	Green Plains, Inc.	104,175
2,550	Gulfmark Offshore, Inc.	50,312
1,200	Gulfport Energy Corporation[d]	46,188
52,500	Halliburton Company	2,099,475
5,200	Helix Energy Solutions Group, Inc.[d]	97,604
3,606	HollyFrontier Corporation	129,528
10,500	Kosmos Energy, Ltd.[d]	92,085
73,374	Marathon Oil Corporation	1,951,748
18,900	Marathon Petroleum Corporation	1,749,951
17,760	Market Vectors Oil Service ETF	589,632
1,830	National Oilwell Varco, Inc.	99,607
3,000	Newfield Exploration Company[d]	89,340
2,840	Noble Energy, Inc.	135,582
71,760	Oasis Petroleum, Inc.[d]	964,454
2,250	Oceaneering International, Inc.	117,810
1,975	Oil States International, Inc.[d]	81,113
8,600	Patterson-UTI Energy, Inc.	147,576
31,317	Penn Virginia Corporation[d]	152,827
80,900	Petroleo Brasileiro SA ADR	486,209
5,000	Premier Oil plc	10,840
3,050	QEP Resources, Inc.	61,671
38,435	Rex Energy Corporation[d]	136,060
26,290	Rosetta Resources, Inc.[d]	448,770
51,880	Rowan Companies plc	1,095,706
6,786	Royal Dutch Shell plc, Class B	214,845
38,260	Schlumberger, Ltd.	3,152,241
6,000	Seadrill, Ltd.	64,440
5,613	SemGroup Corporation	377,923
8,000	Showa Shell Sekiyu KK	78,076
2,201	SM Energy Company	83,242
59,168	Southwestern Energy Company[d]	1,466,775
1,145	Statoil ASA	19,175
35,300	Suncor Energy, Inc. ADR	1,052,293
13,650	Superior Energy Services, Inc.	273,000
900	Tesoro Corporation	73,557
1,400	Total SA	71,862
52,000	Total SA ADR	2,678,520
62,167	Trinidad Drilling, Ltd.	208,903
18,660	U.S. Silica Holdings, Inc.	470,232
190,450	Weatherford International, Ltd.[d]	1,967,349
7,600	Western Refining, Inc.	282,188
10,955	Whiting Petroleum Corporation[d]	328,869
5,200	Woodside Petroleum, Ltd.	138,107
2,600	World Fuel Services Corporation	127,322
4,850	WPX Energy, Inc.[d]	51,701

	Total	43,106,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (22.4%)	Value

Financials (4.6%)
4,910	ACE, Ltd.	$530,084
5,388	Affiliated Managers Group, Inc.[d]	1,107,342
2,600	Allianz SE	428,716
13,770	Allied World Assurance Company Holdings AG	532,486
9,070	Allstate Corporation	632,995
9,360	American Assets Trust, Inc.	415,397
19,150	American International Group, Inc.	935,860
247	Ameriprise Financial, Inc.	30,860
4,853	Amlin plc	35,560
17,100	Apollo Residential Mortgage, Inc.	267,615
7,705	Argo Group International Holdings, Ltd.	412,140
7,700	Assicurazioni Generali SPA	162,512
2,900	Assurant, Inc.	184,179
23,930	Assured Guaranty, Ltd.	584,371
1,300	AXA SA	30,409
15,500	Banco Santander SA	104,254
26,500	Bank Hapoalim, Ltd.	117,714
122,630	Bank of America Corporation	1,857,844
2,000	Bank of Kyoto, Ltd.	16,767
3,100	Bank of Queensland, Ltd.	30,029
16,804	Bank of the Ozarks, Inc.	544,954
4,300	Banner Corporation	173,634
30,870	BBCN Bancorp, Inc.	399,766
21,300	Berkshire Hathaway, Inc.[d]	3,065,283
3,200	BinckBank NV	26,285
15,400	Blackstone Group, LP	575,036
300	Bolsas y Mercados Espanoles SA	12,332
7,900	Boston Private Financial Holdings, Inc.	86,900
21,000	Brixmor Property Group, Inc.	569,100
700	BUWOG AGd	13,672
6,850	Camden Property Trust	527,792
10,800	Capital One Financial Corporation	790,668
3,400	Capital Shopping Centres Group plc	18,660
9,300	CBL & Associates Properties, Inc.	191,766
3,250	CBRE Group, Inc.[d]	105,105
46,100	Chambers Street Properties	389,545
13,024	Chesapeake Lodging Trust	478,241
16,000	Cheung Kong Holdings, Ltd.	305,325
134,900	Chimera Investment Corporation	423,586
46,740	Citigroup, Inc.	2,194,443
3,009	CNA Financial Corporation	117,231
66,600	CNO Financial Group, Inc.	1,033,632
3,400	CNP Assurances	59,688
21,600	Comerica, Inc.	896,400
1,600	Commonwealth Bank of Australia	110,632
5,700	Corporate Office Properties Trust	171,000
18,250	Crown Castle International Corporation	1,578,807
1,100	Daito Trust Construction Company, Ltd.	122,446
5,000	Daiwa Securities Group, Inc.	36,329
5,600	DDR Corporation	109,760
716	Delta Lloyd NV	13,528
11,455	Deutsche Bank AG	331,966
400	Deutsche Boerse AG	30,672
13,300	DEXUS Property Group	79,429
7,500	Digital Realty Trust, Inc.	547,050
14,200	Direct Line Insurance Group plc	66,593
9,181	Discover Financial Services	499,263
4,518	DnB ASA	65,460
32,550	Duke Realty Corporation	710,566
2,400	EastGroup Properties, Inc.	155,136
20,279	Essent Group, Ltd.[d]	474,326

Shares	Common Stock (22.4%)	Value

Financials (4.6%) - continued
15,783	Evercore Partners, Inc.	$755,532
5,690	Extra Space Storage, Inc.	375,540
7,550	FBR & Company[d]	169,271
19,150	First Horizon National Corporation	248,758
22,300	First Niagara Financial Group, Inc.	181,076
20,231	First Republic Bank	1,030,163
8,100	FlexiGroup, Ltd.	18,425
3	Frontier Real Estate Investment Corporation	13,676
18,000	Fukuoka Financial Group, Inc.	89,834
13,350	Fulton Financial Corporation	148,852
800	GAM Holding AGd	14,138
4,200	General Growth Properties, Inc.	126,756
6,450	Government Properties Income Trust	147,060
3,100	Great Portland Estates plc	36,568
7,650	Green Dot Corporation[d]	116,663
6,000	Hancock Holding Company	156,660
53,099	Hanmi Financial Corporation	1,054,546
200	Hannover Rueckversicherung SE	17,925
2,950	Hanover Insurance Group, Inc.	203,550
20,100	Hansteen Holdings plc	34,150
23,882	HCC Insurance Holdings, Inc.	1,273,866
39,635	Host Hotels & Resorts, Inc.	907,245
64,200	HSBC Holdings plc	587,381
207,400	Huntington Bancshares, Inc.	2,078,148
3,000	IG Group Holdings plc	32,552
2,505	Intercontinental Exchange, Inc.	515,354
13,728	Intermediate Capital Group plc	101,719
33,690	Invesco, Ltd.	1,237,434
13,300	Investec plc	111,750
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,370,980
26,000	iShares iBoxx $ High Yield Corporate Bond ETF	2,345,980
10,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,325,623
12,700	iShares Intermediate Credit Bond ETF	1,413,129
3,000	iShares MSCI EAFE Index Fund	183,630
19,105	iShares Russell 2000 Growth Index Fund	2,657,505
19,490	iShares Russell 2000 Index Fund	2,254,993
15,985	J.P. Morgan Chase & Company	869,264
4	Japan Prime Realty Investment Corporation	13,972
19,266	Kennedy-Wilson Holdings, Inc.	512,283
51,950	KeyCorp	674,830
500	L E Lundbergforetagen AB	21,871
19,736	Lazard, Ltd.	903,909
23,800	Lexington Realty Trust	271,558
9,000	Link REIT	60,882
6,500	M&T Bank Corporation	735,540
32,200	Man Group plc	86,687
35,000	Mapletree Commercial Trust	39,193
15,000	MasterCard, Inc.	1,230,450
13,100	MBIA, Inc.[d]	105,062
26,940	MetLife, Inc.	1,252,710
1,850	Mid-America Apartment Communities, Inc.	146,742
19,300	Mizuho Financial Group, Inc.	31,558
41,440	Morgan Stanley	1,401,086
800	Muenchener Rueckversicherungs-Gesellschaft AG	160,385
26,200	NASDAQ OMX Group, Inc.	1,194,720
700	National Australia Bank, Ltd.	19,305
46,000	New York Mortgage Trust, Inc.	356,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (22.4%)	Value

Financials (4.6%) - continued
14,350	Northern Trust Corporation	$938,203
7,200	Old Mutual plc	22,463
7,138	Oversea-Chinese Banking Corporation, Ltd.	54,750
27,271	PacWest Bancorp	1,165,972
15,410	Parkway Properties, Inc.	282,003
18,170	Pebblebrook Hotel Trust	843,815
6,200	Phoenix Group Holdings	78,087
42,700	Progressive Corporation[d]	1,108,065
12,050	Prudential Financial, Inc.	914,354
7,900	Resona Holdings, Inc.	39,194
4,450	RLJ Lodging Trust	151,612
800	Sampo OYJ	38,745
600	SCOR SE	18,678
6,700	SEGRO plc	41,491
13,000	Skandinaviska Enskilda Banken AB	156,541
1,250	Sovran Self Storage, Inc.	118,437
43,350	SPDR Euro Stoxx 50 ETF	1,599,182
48,924	SPDR S&P 500 ETF Trust	9,758,870
1,900	Standard Chartered plc	25,336
28,800	Stockland	97,678
33,745	Summit Hotel Properties, Inc.	432,611
7,246	Sunstone Hotel Investors, Inc.	123,544
6,160	SVB Financial Group[d]	695,464
5,500	Swedbank AB	133,050
100	Swiss Life Holding AGd	22,315
3,100	Swiss Re AG	279,643
47,910	Synovus Financial Corporation	1,234,641
400	Talanx AG	12,182
1,005	TD Ameritrade Holding Corporation	32,552
26,324	Terreno Realty Corporation	600,187
5,340	Texas Capital Bancshares, Inc.[d]	218,139
100	Tryg AS	11,709
8,500	UNIQA Insurance Group AG	71,945
9,256	United Overseas Bank, Ltd.	158,285
9	United Urban Investment Corporation	14,407
17,650	Unum Group	548,209
5,400	Visa, Inc.	1,376,514
7,500	Wells Fargo & Company	389,400
39,770	Western Alliance Bancorp[d]	1,022,487
14,700	Western Asset Mortgage Capital Corporation	198,450
8,036	Westpac Banking Corporation	214,771
3,700	Weyerhaeuser Company	132,645
34,510	Zions Bancorporation	826,860
1,500	Zurich Insurance Group AGd	497,368

	Total	86,644,474

Health Care (3.3%)
2,000	Abaxis, Inc.	122,960
4,300	Abbott Laboratories	192,468
15,363	Acadia Healthcare Company, Inc.[d]	887,213
3,250	Acceleron Pharma, Inc.[d]	128,278
38,040	Acorda Therapeutics, Inc.[d]	1,580,562
8,006	Actavis plc[d]	2,133,919
700	Actelion, Ltd.	77,322
20,700	Aetna, Inc.	1,900,674
31,600	Affymetrix, Inc.[d]	348,864
34,193	Akorn, Inc.[d]	1,455,938
18,955	Align Technology, Inc.[d]	1,005,563
40,950	Allscripts Healthcare Solutions, Inc.[d]	487,714
610	AmerisourceBergen Corporation	57,980
15,550	Amgen, Inc.	2,367,643
29,327	AMN Healthcare Services, Inc.[d]	551,934
2,700	AmSurg Corporation[d]	148,986
6,150	Anthem, Inc.	830,004

Shares	Common Stock (22.4%)	Value

Health Care (3.3%) - continued
14,430	Baxter International, Inc.	$1,014,573
1,200	Biogen Idec, Inc.[d]	466,992
648	BioMarin Pharmaceutical, Inc.[d]	62,960
106,750	Boston Scientific Corporation[d]	1,580,967
13,850	Bruker Corporation[d]	261,211
5,951	C.R. Bard, Inc.	1,017,800
30,850	Cambrex Corporation[d]	691,965
20,226	Cardiovascular Systems, Inc.[d]	689,504
1,006	Catamaran Corporation[d]	50,209
18,314	Centene Corporation[d]	1,999,156
31,920	Cerner Corporation[d]	2,117,892
2,800	Charles River Laboratories International, Inc.[d]	194,180
204	Cooper Companies, Inc.	32,161
300	CSL, Ltd.	20,416
10,329	Cyberonics, Inc.[d]	573,983
44,328	Depomed, Inc.[d]	809,873
3,800	Edwards Lifesciences Corporation[d]	476,330
2,850	Endo International plc[d]	226,889
1,339	Envision Healthcare Holdings, Inc.[d]	46,035
58,612	ExamWorks Group, Inc.[d]	2,166,300
6,900	Express Scripts Holding Company[d]	556,899
26,500	Gilead Sciences, Inc.[d]	2,777,995
8,130	GlaxoSmithKline plc	179,013
2,050	Greatbatch, Inc.[d]	99,548
1,300	H. Lundbeck AS	26,402
7,050	HCA Holdings, Inc.[d]	499,140
2,300	Hikma Pharmaceuticals plc[d]	81,499
29,050	Hologic, Inc.[d]	882,103
2,032	ICON plc[d]	114,605
6,450	Illumina, Inc.[d]	1,258,975
21,708	Impax Laboratories, Inc.[d]	796,032
10,900	Inogen, Inc.[d]	333,540
35,934	Ironwood Pharmaceuticals, Inc.[d]	559,852
21,891	Johnson & Johnson	2,192,165
1,000	Kaken Pharmaceutical Company, Ltd.	21,279
5,000	KYORIN Holdings, Inc.	101,094
5,450	Mallinckrodt, LLC[d]	577,646
4,200	McKesson Corporation	893,130
9,626	Medtronic, Inc.	687,296
30,840	Merck & Company, Inc.	1,859,035
100	Merck KGaA	9,992
106	Mettler-Toledo International, Inc.[d]	32,219
326	Mylan, Inc.[d]	17,327
40,202	Neurocrine Biosciences, Inc.[d]	1,353,199
3,700	Novartis AG	360,575
23,150	Novavax, Inc.[d]	180,802
9,678	NPS Pharmaceuticals, Inc.[d]	443,833
44,207	NuVasive, Inc.[d]	2,047,668
5,900	Otsuka Holdings Company, Ltd.	182,541
13,100	PAREXEL International Corporation[d]	798,576
386	Perrigo Company plc	58,572
66,100	Pfizer, Inc.	2,065,625
4,650	PharMerica Corporation[d]	106,997
2,650	Providence Service Corporation[d]	103,350
1,525	Puma Biotechnology, Inc.[d]	321,897
4,150	Qiagen NVd	95,160
2,800	Quintiles Transnational Holdings, Inc.[d]	169,400
300	Sanofi	27,642
8,200	Sonic Healthcare, Ltd.	119,713
14,200	Spectrum Pharmaceuticals, Inc.[d]	99,400
3,300	St. Jude Medical, Inc.	217,371
13,459	Team Health Holdings, Inc.[d]	695,830
23,202	Teleflex, Inc.	2,542,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (22.4%)	Value

Health Care (3.3%) - continued
400	Teva Pharmaceutical Industries, Ltd.	$22,717
950	Thermo Fisher Scientific, Inc.	118,949
23,741	UnitedHealth Group, Inc.[e]	2,522,481
9,200	Universal Health Services, Inc.	943,276
15,900	Vertex Pharmaceuticals, Inc.[d]	1,751,226
6,400	Waters Corporation[d]	761,920

	Total	61,444,935

Industrials (2.9%)
3,650	AAR Corporation	104,609
33,800	ADT Corporation	1,162,720
16,159	Air New Zealand, Ltd.	30,571
15,900	Allison Transmission Holdings, Inc.	497,988
13,760	Apogee Enterprises, Inc.	595,258
1,734	Arcadis NV	52,480
4,550	Argan, Inc.	138,366
501	B/E Aerospace, Inc.[d]	29,223
5,300	Berendsen plc	88,698
5,500	Boeing Company	799,535
5,596	Briggs & Stratton Corporation	103,022
100	Bucher Industries AG	24,533
4,100	Cardno, Ltd.	9,364
2,900	Carillion plc	14,895
6,150	Caterpillar, Inc.	491,815
19,330	CLARCOR, Inc.	1,208,705
5,900	COMSYS Holdings Corporation	80,265
14,400	Con-way, Inc.	589,968
30,500	CSX Corporation	1,015,650
1,500	CTT-Correios de Portugal SA	15,783
12,770	Curtiss-Wright Corporation	849,588
1,000	Dai Nippon Printing Company, Ltd.	8,993
88,660	Delta Air Lines, Inc.	4,194,505
32,793	EMCOR Group, Inc.	1,323,525
10,190	Esterline Technologies Corporation[d]	1,142,197
21,300	Expeditors International of Washington, Inc.	930,384
256	Fastenal Company	11,366
12,750	Federal Signal Corporation	194,693
27,546	Flowserve Corporation	1,500,982
7,700	Fluor Corporation	412,643
980	Fortune Brands Home and Security, Inc.	43,894
153	GATX Corporation	8,744
5,916	Generac Holdings, Inc.[d]	258,766
600	Go-Ahead Group plc	22,279
373	Graco, Inc.	26,573
29,030	Granite Construction, Inc.	989,342
10,328	H&E Equipment Services, Inc.	181,153
25,576	Healthcare Services Group, Inc.	805,900
8,687	Heico Corporation	527,127
29,250	HNI Corporation	1,440,563
8,766	Honeywell International, Inc.	856,964
800	Hoshizaki Electric Company, Ltd.	40,559
7,800	Huntington Ingalls Industries, Inc.	909,480
10,695	Huron Consulting Group, Inc.[d]	804,478
900	Inaba Denki Sangyo Company, Ltd.	30,393
33,100	Ingersoll-Rand plc	2,197,840
5,600	Insperity, Inc.	234,864
65,115	Interface, Inc.	1,022,957
3,500	Intrum Justitia AB	93,141
7,900	ITOCHU Corporation	79,991
22,440	Jacobs Engineering Group, Inc.[d]	854,964
402	Jardine Matheson Holdings, Ltd.	25,689
448	JB Hunt Transport Services, Inc.	35,665
400	Kanamoto Company, Ltd.	10,407
2,100	Kansas City Southern	231,189

Shares	Common Stock (22.4%)	Value

Industrials (2.9%) - continued
15,800	KAR Auction Services, Inc.	$538,938
4,200	KITZ Corporation	19,944
250	KLX, Inc.[d]	9,828
4,500	Komatsu, Ltd.	88,242
38,710	Korn/Ferry International[d]	1,103,235
9,080	Landstar System, Inc.	581,846
1,000	Legrand SA	53,901
2,800	Leighton Holdings, Ltd.	44,558
7,350	Manpower, Inc.	535,668
13,772	MasTec, Inc.[d]	255,057
7,700	Meritor, Inc.[d]	98,560
9,214	Middleby Corporation[d]	875,514
7,250	Mistras Group, Inc.[d]	145,725
2,000	Mitsuboshi Belting, Ltd.	16,346
16,600	Mueller Water Products, Inc.	169,818
859	Nielsen NV	37,418
1,200	Nippon Konpo Unyu Soko Company, Ltd.	18,699
2,700	Nitto Kogyo Corporation	52,062
2,506	Old Dominion Freight Line, Inc.[d]	175,721
21,759	On Assignment, Inc.[d]	764,394
25,974	Oshkosh Corporation	1,112,986
7,764	Parker Hannifin Corporation	904,195
25,010	Pentair, Ltd.	1,545,868
18,897	PGT, Inc.[d]	162,325
39,320	Progressive Waste Solutions, Ltd.	1,121,406
15,001	Proto Labs, Inc.[d]	965,914
19,350	Quanta Services, Inc.[d]	512,388
42,469	Ritchie Brothers Auctioneers, Inc.	1,061,725
1,476	Robert Half International, Inc.	85,697
233	Roper Industries, Inc.	35,961
10,843	Saia, Inc.[d]	456,599
3,200	Securitas AB	39,005
2,000	Siemens AG	211,273
87,147	Southwest Airlines Company	3,937,301
2,950	Spirit Aerosystems Holdings, Inc.[d]	132,868
17,687	Spirit Airlines, Inc.[d]	1,311,314
729	Stericycle, Inc.[d]	95,710
18,771	Swift Transportation Company[d]	461,391
1,100	Takasago Thermal Engineering Company, Ltd.	13,800
900	Teleperformance SA	64,481
12,654	Tennant Company	825,167
3,000	Toppan Printing Company, Ltd.	20,040
20,250	Union Pacific Corporation	2,373,502
9,850	United Continental Holdings, Inc.[d]	683,295
400	United Rentals, Inc.[d]	33,140
6,450	WABCO Holdings, Inc.[d]	613,847
3,931	WageWorks, Inc.[d]	216,362
4,483	Watsco, Inc.	488,019
5,197	Watts Water Technologies, Inc.	304,700
3	WS Atkins plc	57

	Total	54,731,056

Information Technology (4.0%)
17,000	A10 Networks, Inc.[d]	81,600
908	Agilent Technologies, Inc.	34,295
17,800	Akamai Technologies, Inc.[d]	1,035,159
6,350	Alliance Data Systems Corporation[d]	1,834,071
5,534	Ambarella, Inc.[d]	306,086
4,800	Amdocs, Ltd.	231,264
1,443	Amphenol Corporation	77,504
467	ANSYS, Inc.[d]	37,673
36,314	Apple, Inc.	4,254,548
66,878	Applied Materials, Inc.	1,527,494
56,331	Applied Micro Circuits Corporation[d]	295,738

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (22.4%)	Value

Information Technology (4.0%) - continued
8,810	Applied Optoelectronics, Inc.[d]	$78,761
4,135	ARM Holdings plc ADR	193,683
27,536	Aspen Technology, Inc.[d]	973,260
161,360	Atmel Corporation[d]	1,344,129
5,750	AVG Technologies NVd	113,735
5,727	Belden, Inc.	474,997
4,600	Booz Allen Hamilton Holding Corporation	133,906
29,950	Broadcom Corporation	1,270,928
31,230	Broadridge Financial Solutions, Inc.	1,498,728
51,450	Brocade Communications Systems, Inc.	572,124
800	Brother Industries, Ltd.	13,701
6,900	Canon, Inc.	218,285
13,312	Cardtronics, Inc.[d]	447,416
8,041	Cavium, Inc.[d]	472,891
9,850	CDW Corporation	337,461
2,450	Check Point Software Technologies, Ltd.[d]	189,067
1,183	Ciena Corporation[d]	21,909
5,350	Cirrus Logic, Inc.[d]	141,775
85,910	Cisco Systems, Inc.[e]	2,265,017
7,450	Citrix Systems, Inc.[d]	441,487
9,725	Cognex Corporation[d]	357,394
5,043	Coherent, Inc.[d]	312,061
11,650	Computer Sciences Corporation	706,922
4,900	Comtech Telecommunications Corporation	161,896
12,913	Constant Contact, Inc.[d]	488,370
15,496	Cornerstone OnDemand, Inc.[d]	510,593
76,850	Corning, Inc.	1,826,724
12,606	Dealertrack Technologies, Inc.[d]	506,761
10,615	Demandware, Inc.[d]	568,539
1,100	Dena Company, Ltd.	14,465
1,300	Dialog Semiconductor plc[d]	49,718
5,600	Diodes, Inc.[d]	148,008
25,970	DST Systems, Inc.	2,511,299
12,149	eBay, Inc.[d]	643,897
12,700	Electronic Arts, Inc.[d]	696,722
6,464	Electronics for Imaging, Inc.[d]	249,834
128,200	EMC Corporation	3,324,226
15,813	EVERTEC, Inc.	317,209
491	F5 Networks, Inc.[d]	54,805
27,750	Facebook, Inc.[d]	2,106,503
15,800	Fairchild Semiconductor International, Inc.[d]	242,530
8,810	FEI Company	724,358
1,905	Fortinet, Inc.[d]	56,950
6,400	FUJIFILM Holdings NPV	216,305
695	Gartner, Inc.[d]	58,533
4,052	Google, Inc., Class Ad	2,178,153
2,587	Google, Inc., Class Cd	1,382,803
35,236	Guidewire Software, Inc.[d]	1,765,324
3,000	Hitachi Kokusai Electric, Inc.	40,775
900	Hitachi Maxell, Ltd.	15,275
14,474	HomeAway, Inc.[d]	368,942
2,700	Hoya Corporation	104,632
8,203	IAC InterActiveCorp	499,973
2,800	iGATE Corporation[d]	99,120
470	Imperva, Inc.[d]	19,627
2,700	International Business Machines Corporation	413,937
46,021	Juniper Networks, Inc.	1,046,057
447	Keysight Technologies, Inc.[d]	14,925
4,700	LinkedIn Corporation[d]	1,056,278
7,150	Liquidity Services, Inc.[d]	55,341

Shares	Common Stock (22.4%)	Value

Information Technology (4.0%) - continued
6,800	Manhattan Associates, Inc.[d]	$303,552
31,400	Marvell Technology Group, Ltd.	486,386
8,300	Maxim Integrated Products, Inc.	274,647
44,142	MaxLinear, Inc.[d]	355,343
5,593	Methode Electronics, Inc.	202,299
22,320	Microsoft Corporation	901,728
8,870	Monolithic Power Systems, Inc.	421,236
1,600	NEC Networks & System Integration Corporation	34,385
85,480	NetApp, Inc.	3,231,144
5,915	Newport Corporation[d]	109,546
322	Nice Systems, Ltd. ADR	15,762
83,330	NVIDIA Corporation	1,600,353
1,018	NXP Semiconductors NVd	80,768
23,000	Oki Electric Industry Company, Ltd.	46,979
3,300	Optimal Payments plc[d]	17,079
26,850	Oracle Corporation	1,124,746
900	Orbotech, Ltd.[d]	13,887
400	Otsuka Corporation	13,811
14,938	Pace plc	74,968
23,120	Plantronics, Inc.	1,059,590
8,350	Polycom, Inc.[d]	111,055
24,804	Proofpoint, Inc.[d]	1,240,200
1,801	QLIK Technologies, Inc.[d]	51,148
34,117	QUALCOMM, Inc.	2,130,948
10,700	Rackspace Hosting, Inc.[d]	481,072
15,800	Red Hat, Inc.[d]	1,007,882
500	Rohm Company, Ltd.	32,146
26,050	Salesforce.com, Inc.[d]	1,470,523
800	Samsung Electronic Company, LLC	492,512
10,650	Sanmina Corporation[d]	225,567
613	ServiceNow, Inc.[d]	44,688
326	Skyworks Solutions, Inc.	27,074
9,061	Sonus Networks, Inc.[d]	172,884
1,217	SPS Commerce, Inc.[d]	72,168
13,250	Symantec Corporation	328,202
2,959	Synaptics, Inc.[d]	227,281
495	Synopsys, Inc.[d]	21,280
5,350	Take-Two Interactive Software, Inc.[d]	159,002
2,000	TE Connectivity, Ltd.	132,780
15,300	Telefonaktiebolaget LM Ericsson	185,501
16,900	Teradata Corporation[d]	753,064
40,196	Teradyne, Inc.	727,548
17,130	Texas Instruments, Inc.	915,598
12,559	Textura Corporation[d]	313,221
14,600	Total System Services, Inc.	516,402
1,861	Tyler Technologies, Inc.[d]	197,415
3,776	Ultimate Software Group, Inc.[d]	558,886
4,550	Unisys Corporation[d]	99,782
11,200	Vantiv, Inc.[d]	385,168
50,809	Virtusa Corporation[d]	1,903,305
13,900	VMware, Inc.[d]	1,071,690
4,200	WebMD Health Corporation[d]	162,750
64,950	Xerox Corporation	855,391
25,500	Xilinx, Inc.	983,662

	Total	75,260,480

Materials (0.9%)
3,000	Agnico Eagle Mines, Ltd.	101,160
335	Airgas, Inc.	37,734
18,200	Alcoa, Inc.	284,830
2,000	Asahi Kasei Corporation	19,752
2,100	Avery Dennison Corporation	109,767
2,900	Ball Corporation	183,657
17,800	Barrick Gold Corporation	227,484
7,963	Celanese Corporation	428,091

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (22.4%)	Value

Materials (0.9%) - continued
19,024	Centamin plc	$19,219
34,263	Chemtura Corporation[d]	746,591
2,250	Clearwater Paper Corporation[d]	166,545
1,450	Compass Minerals International, Inc.	126,730
7,800	Crown Holdings, Inc.[d]	345,618
48,560	Dow Chemical Company	2,192,970
11,360	Eagle Materials, Inc.	809,059
6,850	Eastman Chemical Company	485,596
10,200	Eldorado Gold Corporation	48,756
10,150	Ferro Corporation[d]	112,970
735	FMC Corporation	42,262
2,300	Franco-Nevada Corporation	132,480
18,200	Freeport-McMoRan, Inc.	305,942
12,400	Goldcorp, Inc.	297,972
39,183	Graphic Packaging Holding Company[d]	567,370
600	Holmen AB	21,649
38,930	Horsehead Holding Corporation[d]	523,219
2,600	Innophos Holdings, Inc.	154,804
8,900	International Paper Company	468,674
16,800	Kinross Gold Corporation[d]	56,952
1,400	LyondellBasell Industries NV	110,726
900	Martin Marietta Materials, Inc.	96,966
24,390	Materials Select Sector SPDR Fund	1,163,159
3,150	MeadWestvaco Corporation	158,382
7,500	Newmont Mining Corporation	188,625
700	Novozymes AS	31,923
8,600	Nucor Corporation	375,390
24,950	Owens-Illinois, Inc.[d]	582,583
8,900	Packaging Corporation of America	675,065
17,719	PolyOne Corporation	630,619
9,300	Rexam plc	59,430
2,850	Rock-Tenn Company	184,965
10,500	Royal Gold, Inc.	760,830
3,850	Sealed Air Corporation	155,925
13,700	Silgan Holdings, Inc.	704,317
6,511	Silver Wheaton Corporation	149,558
2,450	Sonoco Products Company	108,290
16,950	Southern Copper Corporation	462,396
48,038	Steel Dynamics, Inc.	818,568
3,100	Stora Enso OYJ	30,077
5,000	Sumitomo Metal Mining Company, Ltd.	71,460
2,000	Sumitomo Seika Chemicals Company, Ltd.	14,171
10,300	Teck Resources, Ltd.	132,664
3,700	Tronox, Ltd.	78,218
4,200	UPM-Kymmene OYJ	73,825
1,900	Vulcan Materials Company	133,969
2,300	Westlake Chemical Corporation	131,813
2,450	Worthington Industries, Inc.	73,328
13,550	Yamana Gold, Inc.	55,691

	Total	17,230,786

Telecommunications Services (0.1%)
2,100	Belgacom SA	78,213
61,700	Bezeq Israel Telecommunication Corporation, Ltd.	98,399
12,175	BT Group plc	76,382
3,800	Elisa OYJ	101,079
2,900	Freenet AG	86,348
2,700	iiNet, Ltd.	15,670
47,052	KCOM Group plc	58,822
264	Level 3 Communications, Inc.[d]	13,131
5,000	Nippon Telegraph & Telephone Corporation	295,934

Shares	Common Stock (22.4%)	Value

Telecommunications Services (0.1%) - continued
11,600	Orange SA	$204,079
551	SBA Communications Corporation[d]	64,302
1,508	TDC AS	11,160
2,100	Tele2 AB	23,757
18,853	Verizon Communications, Inc.	861,771
28,400	Vonage Holdings Corporation[d]	119,280

	Total	2,108,327

Utilities (0.5%)
88,400	A2A SPA	84,254
4,100	Atmos Energy Corporation	233,331
2,400	E.ON SE	37,152
10,050	Edison International, Inc.	684,907
37,400	Electricidade de Portugal SA	142,266
2,200	Endesa SA	43,907
26,000	Enel SPA	117,477
4,400	Fortum OYJ	93,855
2,300	Hokuriku Electric Power Company	32,504
11,400	IREN SPA	13,224
6,150	Laclede Group, Inc.	330,624
1,015	National Grid plc	14,270
9,380	NiSource, Inc.	405,779
20,350	NorthWestern Corporation	1,175,416
14,600	NRG Energy, Inc.	360,036
17,900	OGE Energy Corporation	629,722
25,120	PG&E Corporation	1,477,307
8,670	Portland General Electric Company	344,199
18,650	Public Service Enterprise Group, Inc.	795,982
200	Red Electrica Corporacion SA	17,040
4,800	Redes Energeticas Nacionais SGPS SA	13,612
3,006	Severn Trent plc	97,319
6,600	Southern Company	334,752
12,300	United Utilities Group plc	189,837
3,600	Vectren Corporation	172,512
10,050	Wisconsin Energy Corporation	560,488

	Total	8,401,772

	Total Common Stock (cost $362,193,474)	418,721,861

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Asset-Backed Securities (0.8%)
	Access Group, Inc.
224,738	0.668%, 2/25/2036[f,g]	221,861
	Ally Auto Receivables Trust 2013-SN1
177,386	0.720%, 5/20/2016	177,451
	BA Credit Card Trust
250,000	0.547%, 6/15/2021[g]	249,821
	Barclays Dryrock Issuance Trust
500,000	0.527%, 12/16/2019[g]	499,443
	Capital One Multi-Asset Execution Trust
500,000	0.547%, 1/18/2022[g]	499,571
	Chase Issuance Trust
325,000	1.150%, 1/15/2019	326,799
	Chesapeake Funding, LLC
157,981	0.618%, 1/7/2025[f,g]	157,851
	Countrywide Asset-Backed Certificates
224,927	5.530%, 4/25/2047	222,171
	Edlinc Student Loan Funding Trust
164,698	3.180%, 10/1/2025*,g	166,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Asset-Backed Securities (0.8%) - continued
	Enterprise Fleet Financing, LLC
$106,346	1.060%, 3/20/2019[f]	$106,579
477,965	0.870%, 9/20/2019[f]	478,159
	FirstEnergy Ohio PIRB Special Purpose Trust
131,348	0.679%, 1/15/2019	131,302
	FNA Trust
64,865	1.980%, 1/10/2018*	64,995
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025[f]	178,823
	GE Equipment Transportation, LLC
261,079	0.690%, 11/25/2016	261,224
	Golden Credit Card Trust
240,000	0.417%, 2/15/2018[f,g]	239,924
250,000	0.597%, 9/15/2018[f,g]	250,534
	GoldenTree Loan Opportunities IX, Ltd.
150,000	1.829%, 10/29/2026*,g	149,199
	GreatAmerica Leasing Receivables
395,179	0.610%, 5/15/2016[f]	395,259
	Hertz Fleet Lease Funding, LP
451,453	0.716%, 12/10/2027[f,g]	451,608
	Hyundai Floorplan Master Owner Trust
405,000	0.517%, 5/15/2018[f,g]	405,026
	Master Credit Card Trust
244,200	0.780%, 4/21/2017[f]	244,394
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045	421,090
400,000	3.246%, 12/15/2047	418,992
	Morgan Stanley Capital, Inc.
546,333	0.318%, 2/25/2037[g]	342,338
	Motor plc
120,000	0.668%, 2/15/2021[f]	120,042
305,267	0.648%, 8/25/2021[f,g]	305,427
	OZLM VIII, Ltd.
140,000	1.715%, 10/17/2026*,g	139,337
	Penarth Master Issuer plc
480,000	0.558%, 11/18/2017[f,g]	480,077
	Renaissance Home Equity Loan Trust
2,596,304	5.746%, 5/25/2036[h]	1,884,156
1,780,000	6.011%, 5/25/2036[h]	1,257,675
	SLM Student Loan Trust
576,714	0.767%, 8/15/2022[f,g]	577,207
301,941	0.656%, 4/25/2023[f,g]	302,085
200,000	1.217%, 5/17/2027[f,g]	201,340
	Vericrest Opportunity Loan Transferee
533,329	3.125%, 4/27/2054[f,h]	530,324
	Volvo Financial Equipment, LLC
281,430	0.740%, 3/15/2017[f]	281,720
	World Financial Network Credit Card Master Trust
75,000	0.547%, 12/15/2019[g]	74,992
300,000	0.910%, 3/16/2020	300,126
	World Omni Automobile Lease Securitization Trust
275,000	1.400%, 2/15/2019	277,126
	World Omni Master Owner Trust
240,000	0.517%, 2/15/2018[f,g]	240,036

	Total	14,032,841

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Basic Materials (0.1%)
	Albemarle Corporation
$40,000	3.000%, 12/1/2019	$40,742
	ArcelorMittal
275,000	6.000%, 3/1/2021	283,594
	Eastman Chemical Company
75,000	2.700%, 1/15/2020	76,713
	FMG Resources August 2006 Pty., Ltd.
122,222	6.875%, 2/1/2018[f,i]	118,250
	Freeport-McMoRan, Inc.
231,000	2.375%, 3/15/2018	223,010
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[f]	91,711
	Goldcorp, Inc.
115,000	2.125%, 3/15/2018	115,197
	Hexion US Finance Corporation
275,000	8.875%, 2/1/2018	235,813
	Ineos Finance plc
275,000	7.500%, 5/1/2020[f]	290,813
	LyondellBasell Industries NV
120,000	6.000%, 11/15/2021	142,245
	Sappi Papier Holding GmbH
160,000	6.625%, 4/15/2021[f]	164,000
	Vale Overseas, Ltd.
112,000	6.250%, 1/23/2017	119,125
	Yamana Gold, Inc.
135,000	4.950%, 7/15/2024	136,729

	Total	2,037,942

Capital Goods (0.1%)
	BAE Systems plc
46,000	3.500%, 10/11/2016[f]	47,768
	CNH Capital, LLC
275,000	3.625%, 4/15/2018	271,562
	Crown Americas Capital Corporation IV
275,000	4.500%, 1/15/2023	275,000
	Harsco Corporation
107,000	2.700%, 10/15/2015	107,653
	Hutchison Whampoa Finance CI, Ltd.
88,000	1.625%, 10/31/2017[f]	87,309
	Ingersoll-Rand Global Holding Company, Ltd.
144,000	6.875%, 8/15/2018	168,148
	L-3 Communications Corporation
144,000	1.500%, 5/28/2017	143,152
	Martin Marietta Materials, Inc.
90,000	1.357%, 6/30/2017[g]	89,512
	Owens-Brockway Glass Container, Inc.
185,000	5.000%, 1/15/2022[f]	192,169
	Raytheon Company
90,000	4.200%, 12/15/2044	101,576
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	279,300
	Roper Industries, Inc.
144,000	2.050%, 10/1/2018	144,669
	RSC Equipment Rental, Inc.
275,000	8.250%, 2/1/2021	297,344
	Textron, Inc.
60,000	5.600%, 12/1/2017	65,867

	Total	2,271,029

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Collateralized Mortgage Obligations (0.5%)
	Alm Loan Funding CLO
$140,000	1.664%, 10/17/2026*,g	$139,261
	Apidos CLO XVIII
135,000	1.669%, 7/22/2026*,g	133,724
	Babson CLO, Ltd. 2014-II
140,000	1.656%, 10/17/2026*,g	138,999
	Birchwood Park CLO, Ltd.
140,000	1.693%, 7/15/2026*,g	139,338
	BlueMountain CLO, Ltd.
140,000	1.480%, 10/15/2026*,g	139,066
	Carlyle Global Market Strategies CLO, Ltd.
150,000	1.557%, 7/20/2023*,g	148,994
150,000	1.733%, 10/15/2026*,g	149,713
	Cent CLO 16, LP
140,000	1.482%, 8/1/2024*,g	138,812
	Cent CLO 22, Ltd.
150,000	1.713%, 11/7/2026*,g	148,963
	Citigroup Mortgage Loan Trust, Inc.
266,044	5.500%, 11/25/2035	245,882
	CitiMortgage Alternative Loan Trust
863,278	5.750%, 4/25/2037	741,839
	Countrywide Alternative Loan Trust
254,453	5.221%, 10/25/2035	215,663
150,159	6.500%, 8/25/2036	114,035
166,470	6.000%, 1/25/2037	153,560
751,568	5.500%, 5/25/2037	670,004
607,297	7.000%, 10/25/2037	448,261
	Countrywide Home Loans, Inc.
308,337	5.750%, 4/25/2037	284,675
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
98,619	5.500%, 10/25/2021	94,853
241,857	6.000%, 10/25/2021	213,339
	Dryden 34 Senior Loan Fund CLO
140,000	1.683%, 10/15/2026*,g	139,275
	Federal Home Loan Mortgage Corporation
513,744	3.000%, 2/15/2033[j]	63,370
	Federal National Mortgage Association
1,110,707	3.500%, 1/25/2033[j]	141,540
	J.P. Morgan Mortgage Trust
80,342	2.508%, 10/25/2036	72,121
667,020	0.548%, 1/25/2037[g]	433,828
747,043	6.250%, 8/25/2037	601,036
	Limerock CLO III, LLC
450,000	1.759%, 10/20/2026*,g	448,037
	Madison Park Funding XIV CLO, Ltd.
150,000	1.707%, 7/20/2026*,g	149,395
	MASTR Alternative Loans Trust
190,709	6.500%, 7/25/2034	195,391
403,118	0.618%, 12/25/2035[g]	217,970
	Merrill Lynch Alternative Note Asset Trust
199,283	6.000%, 3/25/2037	184,604
	Neuberger Berman CLO, Ltd.
100,000	1.702%, 8/4/2025*,g	99,320
	Octagon Investment Partners XX CLO, Ltd.
140,000	1.675%, 8/12/2026*,g	138,488
	OHA Loan Funding 2014-1, Ltd.
450,000	1.762%, 10/20/2026*,g	447,985
	Residential Asset Securitization Trust
595,938	0.548%, 8/25/2037[g]	218,926

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Collateralized Mortgage Obligations (0.5%) - continued
	Sequoia Mortgage Trust
$447,270	3.256%, 9/20/2046	$371,333
	Symphony CLO XV, Ltd.
450,000	1.653%, 10/17/2026*,g	446,310
	Symphony CLO, Ltd.
140,000	1.352%, 1/9/2023*,g	139,356
	Voya CLO 2014-3, Ltd.
140,000	1.676%, 7/25/2026*,g	137,701
	WaMu Mortgage Pass Through Certificates
131,224	2.233%, 9/25/2036	117,408
269,060	2.265%, 10/25/2036	239,255

	Total	9,461,630

Commercial Mortgage-Backed Securities (0.5%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.628%, 4/10/2049	1,493,594
	Bear Stearns Commercial Mortgage Securities, Inc.
1,299,763	5.331%, 2/11/2044	1,388,553
	Commercial Mortgage Pass-Through Certificates
360,000	1.218%, 6/8/2030[f,g]	359,548
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,392,010
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,719,053
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
181,480	0.727%, 12/25/2016	181,729
	Federal National Mortgage Association
300,000	1.272%, 1/25/2017	302,280
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	980,861
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.117%, 12/15/2028[f,g]	300,029
750,000	5.699%, 2/12/2049	794,826
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048	339,708
	LSTAR Commercial Mortgage Trust
218,400	1.519%, 1/20/2041[f]	218,362
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	480,398
	SCG Trust 2013-SRP1
150,000	1.567%, 11/15/2026[f,g]	150,145

	Total	10,101,096

Communications Services (0.4%)
	21st Century Fox America, Inc.
120,000	6.900%, 3/1/2019	143,359
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	273,625
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	100,811
	American Tower Corporation
68,000	7.000%, 10/15/2017	77,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Communications Services (0.4%) - continued
$120,000	3.450%, 9/15/2021	$122,755
	AT&T, Inc.
112,000	3.875%, 8/15/2021	119,959
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[f]	111,937
	CBS Corporation
65,000	2.300%, 8/15/2019	65,491
90,000	4.600%, 1/15/2045	94,242
	CC Holdings GS V, LLC
52,000	2.381%, 12/15/2017	52,795
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	294,250
	CenturyLink, Inc.
210,000	6.450%, 6/15/2021	227,325
	Columbus International, Inc.
150,000	7.375%, 3/30/2021[f]	154,313
	Comcast Corporation
58,000	4.650%, 7/15/2042	67,939
78,000	4.750%, 3/1/2044	94,235
	Cox Communications, Inc.
68,000	9.375%, 1/15/2019[f]	86,651
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	47,103
	Digicel, Ltd.
275,000	6.000%, 4/15/2021[f]	257,813
	DIRECTV Holdings, LLC
78,000	1.750%, 1/15/2018	78,341
65,000	5.875%, 10/1/2019	75,750
54,000	4.450%, 4/1/2024	58,629
	Equinix, Inc.
185,000	5.750%, 1/1/2025	192,400
	FairPoint Communications, Inc.
200,000	8.750%, 8/15/2019[f]	204,500
	Frontier Communications Corporation
185,000	6.875%, 1/15/2025	187,544
	Hughes Satellite Systems Corporation
275,000	6.500%, 6/15/2019	293,906
	Intelsat Jackson Holdings SA
275,000	7.250%, 4/1/2019	285,656
	Level 3 Financing, Inc.
275,000	8.625%, 7/15/2020	299,887
	Nippon Telegraph & Telephone Corporation
51,000	1.400%, 7/18/2017	51,184
	Numericable-SFR
275,000	6.000%, 5/15/2022[f]	281,298
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	136,720
	Sprint Communications, Inc.
273,154	9.000%, 11/15/2018[f]	314,810
	Telefonica Emisiones SAU
122,000	3.192%, 4/27/2018	127,236
	Time Warner Cable, Inc.
150,000	8.250%, 4/1/2019	185,689
65,000	5.000%, 2/1/2020	73,194
	T-Mobile USA, Inc.
275,000	6.125%, 1/15/2022	282,906
	Unitymedia Hessen GmbH & Company KG
165,000	5.500%, 1/15/2023[f]	171,187
	Univision Communications, Inc.
275,000	6.875%, 5/15/2019[f]	286,687

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Communications Services (0.4%) - continued
	UPCB Finance V, Ltd.
$275,000	7.250%, 11/15/2021[f]	$299,062
	Verizon Communications, Inc.
130,000	1.013%, 6/17/2019[g]	130,608
25,000	2.625%, 2/21/2020[f]	25,288
190,000	3.000%, 11/1/2021	192,767
102,000	5.150%, 9/15/2023	116,954
107,000	6.400%, 9/15/2033	138,399
60,000	5.050%, 3/15/2034	67,880
24,000	6.550%, 9/15/2043	32,420
	Wind Acquisition Finance SA
175,000	4.750%, 7/15/2020[f]	170,625

	Total	7,153,204

Consumer Cyclical (0.2%)
	Alibaba Group Holding, Ltd.
120,000	2.500%, 11/28/2019[f]	120,365
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	289,094
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023	263,656
	Delphi Corporation
126,000	6.125%, 5/15/2021	136,867
	Ford Motor Company
56,000	7.450%, 7/16/2031	79,243
	Ford Motor Credit Company, LLC
135,000	1.684%, 9/8/2017	135,082
70,000	5.000%, 5/15/2018	76,546
95,000	2.597%, 11/4/2019	96,298
	General Motors Company
120,000	6.250%, 10/2/2043	149,433
	General Motors Financial Company, Inc.
275,000	3.250%, 5/15/2018	279,125
90,000	4.000%, 1/15/2025	91,967
	Hilton Worldwide Finance, LLC
275,000	5.625%, 10/15/2021	290,125
	Home Depot, Inc.
75,000	4.875%, 2/15/2044	92,803
	Hyundai Capital America
85,000	1.450%, 2/6/2017[f]	84,992
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	294,937
	KB Home
140,000	4.750%, 5/15/2019	133,700
	L Brands, Inc.
275,000	5.625%, 2/15/2022	298,375
	Lennar Corporation
275,000	4.125%, 12/1/2018	273,625
	Macy’s Retail Holdings, Inc.
40,000	4.375%, 9/1/2023	44,463
95,000	3.625%, 6/1/2024	99,921
	MGM Resorts International
275,000	6.000%, 3/15/2023	277,750
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	48,615
74,000	4.000%, 12/31/2018	74,925
	Toyota Motor Credit Corporation
60,000	0.572%, 1/12/2018[g]	60,035
	TRW Automotive, Inc.
83,000	7.250%, 3/15/2017[f]	90,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Consumer Cyclical (0.2%) - continued
	Walgreens Boots Alliance, Inc.
$75,000	2.700%, 11/18/2019	$76,764

	Total	3,959,591

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
165,000	2.000%, 11/6/2018	166,798
	Actavis Funding SCS
120,000	4.850%, 6/15/2044	125,241
	Altria Group, Inc.
90,000	9.700%, 11/10/2018	114,952
	B&G Foods, Inc.
70,000	4.625%, 6/1/2021	69,650
	Boston Scientific Corporation
135,000	2.650%, 10/1/2018	137,636
21,000	6.000%, 1/15/2020	24,166
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	134,064
	CareFusion Corporation
108,000	6.375%, 8/1/2019	127,060
	CHS/Community Health Systems, Inc.
275,000	7.125%, 7/15/2020	292,875
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	51,052
	Coventry Health Care, Inc.
126,000	5.950%, 3/15/2017	138,509
	CVS Health Corporation
40,000	2.250%, 8/12/2019	40,848
72,000	6.125%, 9/15/2039	98,885
	Endo Finance LLC & Endo Finco, Inc.
275,000	7.000%, 7/15/2019[f]	288,063
	Forest Laboratories, Inc.
150,000	4.375%, 2/1/2019[f]	161,027
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	306,969
	Gilead Sciences, Inc.
90,000	4.500%, 2/1/2045	103,543
	HCA, Inc.
275,000	3.750%, 3/15/2019	277,750
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	374,850
	JBS Finance II, Ltd.
275,000	8.250%, 1/29/2018*	284,724
	Kroger Company
48,000	1.200%, 10/17/2016	48,137
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	60,684
120,000	4.700%, 2/1/2045	125,191
	Lorillard Tobacco Company
90,000	2.300%, 8/21/2017[i]	91,084
	Mattel, Inc.
90,000	1.700%, 3/15/2018	90,142
	Medco Health Solutions, Inc.
91,000	7.125%, 3/15/2018	105,925
	Medtronic, Inc.
130,000	4.375%, 3/15/2035[f]	144,421
	Mondelez International, Inc.
91,000	0.752%, 2/1/2019[g]	89,864
	Mylan, Inc.
90,000	7.875%, 7/15/2020[f]	95,725

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Consumer Non-Cyclical (0.3%) - continued
	Pernod Ricard SA
$50,000	2.950%, 1/15/2017[f]	$51,522
72,000	5.750%, 4/7/2021[f]	84,159
	Perrigo Company, Ltd.
72,000	1.300%, 11/8/2016	71,999
	Safeway, Inc.
4,000	3.400%, 12/1/2016	4,089
	Spectrum Brands Escrow Corporation
275,000	6.375%, 11/15/2020	291,500
	Sysco Corporation
45,000	2.350%, 10/2/2019	46,040
30,000	4.350%, 10/2/2034	32,721
	Tenet Healthcare Corporation
275,000	8.125%, 4/1/2022	310,062
	Tyson Foods, Inc.
76,000	4.500%, 6/15/2022	85,012
	UnitedHealth Group, Inc.
40,000	2.875%, 12/15/2021	41,863
	Valeant Pharmaceuticals International
145,000	6.875%, 12/1/2018[f]	150,220
	Whirlpool Corporation
75,000	1.650%, 11/1/2017	75,619
	WM Wrigley Jr. Company
60,000	2.000%, 10/20/2017[f]	60,753

	Total	5,475,394

Energy (0.7%)
	Antero Resources Corporation
405,000	5.125%, 12/1/2022[f]	387,788
	Boardwalk Pipelines, Ltd.
102,000	5.875%, 11/15/2016	108,322
	Bonanza Creek Energy, Inc.
410,000	6.750%, 4/15/2021	366,950
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	106,991
	California Resources Corporation
485,000	6.000%, 11/15/2024[f,i]	394,669
	Calumet Specialty Products Partners, LP
275,000	6.500%, 4/15/2021[f]	237,875
	Canadian Natural Resources, Ltd.
105,000	1.750%, 1/15/2018	103,813
	Chaparral Energy, Inc.
485,000	7.625%, 11/15/2022	281,300
	Chesapeake Energy Corporation
325,000	4.875%, 4/15/2022	320,531
	CNOOC Nexen Finance 2014 ULC
108,000	1.625%, 4/30/2017	107,704
	CNPC General Capital, Ltd.
72,000	1.450%, 4/16/2016[f]	72,027
72,000	2.750%, 4/19/2017[f]	73,147
	Concho Resources, Inc.
598,154	5.500%, 10/1/2022	598,154
120,000	5.500%, 4/1/2023	120,000
	Continental Resources, Inc.
119,000	5.000%, 9/15/2022	113,050
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022	150,737
	El Paso, LLC
85,000	7.800%, 8/1/2031	104,486
	Enbridge, Inc.
157,000	0.684%, 6/2/2017[g]	154,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Energy (0.7%) - continued
	Energy XXI Gulf Coast, Inc.
$485,000	7.500%, 12/15/2021[i]	$220,675
	Ensco plc
75,000	4.500%, 10/1/2024	72,543
	Enterprise Products Operating, LLC
120,000	2.550%, 10/15/2019	121,984
	EQT Corporation
53,000	5.150%, 3/1/2018	57,304
55,000	8.125%, 6/1/2019	66,521
	Halcon Resources Corporation
565,000	8.875%, 5/15/2021[i]	375,725
	Hess Corporation
112,000	8.125%, 2/15/2019	133,678
	Hornbeck Offshore Services, Inc.
120,000	5.875%, 4/1/2020	102,300
330,000	5.000%, 3/1/2021	262,350
	Jones Energy Holdings, LLC
565,000	6.750%, 4/1/2022[f]	452,000
	Kinder Morgan, Inc.
75,000	5.000%, 2/15/2021[f]	79,890
82,000	5.300%, 12/1/2034	86,002
	Laredo Petroleum, Inc.
405,000	5.625%, 1/15/2022	358,425
	Linn Energy, LLC
273,154	6.250%, 11/1/2019	208,280
445,000	8.625%, 4/15/2020	351,550
	Marathon Petroleum Corporation
30,000	3.625%, 9/15/2024	30,143
60,000	4.750%, 9/15/2044	58,915
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	248,875
440,000	7.000%, 3/31/2024[f]	398,200
	Memorial Production Partners, LP
380,000	7.625%, 5/1/2021	341,050
	Oasis Petroleum, Inc.
285,000	6.500%, 11/1/2021	260,062
160,000	6.875%, 3/15/2022[i]	147,300
	Offshore Group Investment, Ltd.
275,000	7.500%, 11/1/2019	178,750
325,000	7.125%, 4/1/2023	208,000
	Pacific Drilling SA
485,000	5.375%, 6/1/2020[f]	362,538
	Petroleos Mexicanos
80,000	2.378%, 4/15/2025	81,476
90,000	5.625%, 1/23/2046[f]	92,007
	Plains All American Pipeline, LP
105,000	3.600%, 11/1/2024	106,264
	Precision Drilling Corporation
325,000	5.250%, 11/15/2024[f]	261,625
	Range Resources Corporation
405,000	5.000%, 3/15/2023[i]	398,925
	Regency Energy Partners, LP
275,000	5.000%, 10/1/2022	287,375
	Rosetta Resources, Inc.
405,000	5.875%, 6/1/2024	369,562
	Sabine Pass Liquefaction, LLC
275,000	5.750%, 5/15/2024	276,375
	Samson Investment Company
565,000	9.750%, 2/15/2020[i]	175,150
	Sinopec Capital 2013, Ltd.
59,000	1.250%, 4/24/2016[f]	58,886
	Southwestern Energy Company
75,000	7.500%, 2/1/2018	83,298

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Energy (0.7%) - continued
	Suncor Energy, Inc.
$69,000	6.100%, 6/1/2018	$77,941
95,000	3.600%, 12/1/2024	97,014
	Transocean, Inc.
121,000	6.000%, 3/15/2018	110,110
	Weatherford International, Ltd.
108,000	9.625%, 3/1/2019	115,137
	Whiting Petroleum Corporation
445,000	5.750%, 3/15/2021[i]	423,306
	Williams Companies, Inc.
57,000	3.700%, 1/15/2023	51,857

	Total	12,051,717

Financials (0.9%)
	Abbey National Treasury Services plc
95,000	0.665%, 9/29/2017[g]	94,797
48,000	3.050%, 8/23/2018	50,364
	ABN AMRO Bank NV
112,000	2.500%, 10/30/2018[f]	114,564
	Air Lease Corporation
75,000	2.125%, 1/15/2018	74,719
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	178,650
	American Express Credit Corporation
130,000	0.793%, 3/18/2019[g]	129,576
	American International Group, Inc.
55,000	2.300%, 7/16/2019	55,931
120,000	3.875%, 1/15/2035	123,018
	ANZ New Zealand International, Ltd.
91,000	1.400%, 4/27/2017[f]	91,120
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	49,148
	Banco Santander Chile
155,000	1.152%, 4/11/2017[f,g]	154,326
	Bank of America Corporation
160,000	5.750%, 12/1/2017	177,560
135,000	1.317%, 3/22/2018[g]	136,043
166,000	5.650%, 5/1/2018	185,377
110,000	1.125%, 4/1/2019[g]	109,996
60,000	4.000%, 4/1/2024	64,625
90,000	4.000%, 1/22/2025	91,634
63,000	5.875%, 2/7/2042	82,079
111,000	8.000%, 12/29/2049[k]	118,825
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[f]	56,125
	Barclays Bank plc
90,000	10.179%, 6/12/2021[f]	123,224
	Barclays plc
90,000	2.750%, 11/8/2019	91,864
	BB&T Corporation
55,000	0.950%, 1/15/2020[g]	55,172
	BBVA Banco Continental SA
109,000	2.250%, 7/29/2016[f]	109,899
	Berkshire Hathaway Finance Corporation
65,000	0.553%, 1/12/2018[g]	65,018
	BioMed Realty, LP
108,000	2.625%, 5/1/2019	109,851
	BNP Paribas SA
117,000	2.375%, 9/14/2017	119,671
	BPCE SA
117,000	1.625%, 2/10/2017	117,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Financials (0.9%) - continued
	Caisse Centrale Desjardins du Quebec
$75,000	0.918%, 1/29/2018[f,g]	$74,989
	Capital One Financial Corporation
95,000	6.150%, 9/1/2016	102,050
90,000	2.450%, 4/24/2019	91,201
	Citigroup, Inc.
73,000	6.000%, 8/15/2017	80,819
120,000	1.850%, 11/24/2017	120,858
90,000	1.021%, 4/8/2019[g]	89,666
122,000	8.500%, 5/22/2019	153,757
89,000	4.050%, 7/30/2022	93,641
120,000	3.750%, 6/16/2024	126,400
	CoBank ACB
50,000	0.841%, 6/15/2022*,g	47,399
	Compass Bank
105,000	1.850%, 9/29/2017	105,502
90,000	2.750%, 9/29/2019	91,467
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
72,000	3.950%, 11/9/2022	75,333
	Credit Agricole SA
110,000	1.053%, 4/15/2019[f,g]	110,823
	Credit Suisse AG
73,000	5.400%, 1/14/2020	82,819
	CyrusOne, LP
275,000	6.375%, 11/15/2022	284,625
	DDR Corporation
144,000	9.625%, 3/15/2016	157,577
	Denali Borrower, LLC
275,000	5.625%, 10/15/2020[f]	294,250
	Deutsche Bank AG
90,000	1.350%, 5/30/2017	90,133
	Discover Bank
90,000	8.700%, 11/18/2019	112,393
	Discover Financial Services
72,000	6.450%, 6/12/2017	79,597
	DnB Boligkreditt AS
224,000	1.450%, 3/21/2018[f]	224,653
	Duke Realty, LP
30,000	3.875%, 2/15/2021	31,912
90,000	4.375%, 6/15/2022	98,239
	European Investment Bank
165,000	1.875%, 3/15/2019	169,463
120,000	2.125%, 10/15/2021	124,300
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	75,806
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	100,097
55,000	2.875%, 10/1/2021	56,611
	General Electric Capital Corporation
268,000	6.000%, 8/7/2019	317,024
180,000	1.241%, 3/15/2023[g]	180,832
132,000	6.750%, 3/15/2032	186,126
	Genworth Financial, Inc.
74,000	7.700%, 6/15/2020	74,661
	Goldman Sachs Group, Inc.
100,000	2.375%, 1/22/2018	101,951
180,000	1.455%, 4/30/2018[g]	182,184
95,000	1.332%, 11/15/2018[g]	95,878
86,000	7.500%, 2/15/2019	103,630
110,000	2.550%, 10/23/2019	111,510
117,000	5.375%, 3/15/2020	133,919
75,000	1.417%, 4/23/2020[g]	75,605
121,000	5.250%, 7/27/2021	138,756

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Financials (0.9%) - continued
$150,000	3.500%, 1/23/2025	$153,995
	Hartford Financial Services Group, Inc.
81,000	4.000%, 10/15/2017	86,621
84,000	5.125%, 4/15/2022	97,362
	HBOS plc
108,000	6.750%, 5/21/2018[f]	121,495
	HCP, Inc.
60,000	3.400%, 2/1/2025	60,599
	Health Care REIT, Inc.
96,000	4.700%, 9/15/2017	103,638
27,000	2.250%, 3/15/2018	27,372
	HSBC Bank plc
180,000	0.872%, 5/15/2018[f,g]	180,583
	HSBC Holdings plc
62,000	5.250%, 3/14/2044	74,104
150,000	5.625%, 12/29/2049[k]	152,063
	HSBC USA, Inc.
80,000	1.625%, 1/16/2018	80,362
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,497
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020	224,912
	ING Bank NV
200,000	4.125%, 11/21/2023	204,816
	ING Capital Funding Trust III
90,000	3.855%, 12/29/2049[g,k]	88,650
	International Lease Finance Corporation
162,000	2.191%, 6/15/2016[g]	161,320
	Intesa Sanpaolo SPA
108,000	3.125%, 1/15/2016	109,729
54,000	3.875%, 1/16/2018	56,810
109,000	3.875%, 1/15/2019	115,098
	J.P. Morgan Chase & Company
188,000	2.000%, 8/15/2017	190,512
75,000	1.800%, 1/25/2018	75,157
116,000	6.300%, 4/23/2019	136,075
23,000	3.200%, 1/25/2023	23,538
120,000	3.625%, 5/13/2024	126,133
60,000	3.875%, 9/10/2024	61,946
130,000	3.125%, 1/23/2025	131,040
120,000	7.900%, 4/29/2049[k]	128,963
	Kookmin Bank
112,000	1.131%, 1/27/2017[f,g]	112,712
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	31,183
25,000	6.500%, 5/1/2042[f]	32,872
	Liberty Property, LP
59,000	5.500%, 12/15/2016	63,496
	Lloyds Banking Group plc
108,000	5.920%, 9/29/2049[f,k]	107,460
	Macquarie Bank, Ltd.
115,000	5.000%, 2/22/2017[f]	123,312
	Merrill Lynch & Company, Inc.
210,000	6.050%, 5/16/2016	222,316
92,000	6.400%, 8/28/2017	102,693
	MetLife, Inc.
75,000	1.903%, 12/15/2017	75,687
	Mizuho Bank, Ltd.
108,000	1.850%, 3/21/2018[f]	107,937
	Morgan Stanley
80,000	6.250%, 8/28/2017	89,105
107,000	1.875%, 1/5/2018	107,628
180,000	6.625%, 4/1/2018	205,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Financials (0.9%) - continued
$120,000	1.536%, 4/25/2018[g]	$121,525
75,000	1.396%, 1/27/2020[g]	75,542
65,000	4.875%, 11/1/2022	70,646
126,000	4.100%, 5/22/2023	130,393
75,000	4.300%, 1/27/2045	78,632
	National City Corporation
87,000	6.875%, 5/15/2019	103,520
	Pricoa Global Funding I
136,000	1.350%, 8/18/2017[f]	136,267
	Prologis, LP
135,000	7.375%, 10/30/2019	165,682
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	56,114
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,291
	Regions Bank
173,000	7.500%, 5/15/2018	202,841
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	54,188
81,000	5.000%, 6/1/2021	91,404
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	86,603
	Royal Bank of Canada
126,000	2.200%, 7/27/2018	128,947
	Royal Bank of Scotland Group plc
110,000	1.197%, 3/31/2017[g]	110,206
210,000	5.125%, 5/28/2024	221,858
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	55,268
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	137,776
	SLM Corporation
35,000	3.875%, 9/10/2015	35,219
	SpareBank 1 Boligkreditt AS
224,000	1.250%, 5/2/2018[f]	222,594
	Sumitomo Mitsui Banking Corporation
170,000	1.300%, 1/10/2017	170,242
90,000	0.834%, 1/16/2018[g]	90,168
	Suncorp-Metway, Ltd.
256,000	0.955%, 3/28/2017[f,g]	256,372
	Svenska Handelsbanken AB
98,000	1.625%, 3/21/2018	98,554
120,000	0.733%, 6/17/2019[g]	120,048
	Swedbank Hypotek AB
224,000	1.375%, 3/28/2018[f]	223,931
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,k]	57,695
	Synchrony Financial
55,000	3.000%, 8/15/2019	56,405
50,000	1.485%, 2/3/2020[c,g]	50,072
60,000	3.750%, 8/15/2021	62,751
	Toronto-Dominion Bank
70,000	0.792%, 11/5/2019[g]	70,196
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	60,499
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	112,365
	WEA Finance, LLC
95,000	1.750%, 9/15/2017[f]	95,495
	Wells Fargo & Company
90,000	1.400%, 9/8/2017	90,571

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Financials (0.9%) - continued
$75,000	0.935%, 1/30/2020[c,g]	$75,110

	Total	16,361,875

Foreign Government (<0.1%)
	Eksportfinans ASA
52,000	5.500%, 5/25/2016	53,820
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[f]	125,637
	Mexico Government International Bond
75,000	4.600%, 1/23/2046	80,063

	Total	259,520

Mortgage-Backed Securities (2.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,225,000	3.000%, 2/1/2030[c]	3,391,478
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
242,029	1.961%, 6/1/2043[g]	250,034
3,675,000	4.000%, 2/1/2045[c]	3,933,973
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,725,000	3.500%, 2/1/2030[c]	3,954,830
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
350,920	2.082%, 1/1/2043[g]	365,752
600,559	2.059%, 3/1/2043[g]	626,682
592,588	1.730%, 7/1/2043[g]	608,569
413,632	2.017%, 7/1/2043[g]	428,066
369,326	2.101%, 8/1/2043[g]	382,869
10,275,000	3.500%, 2/1/2045[c]	10,855,216
7,300,000	4.000%, 2/1/2045[c]	7,817,844
7,500,000	4.500%, 2/1/2045[c]	8,139,550

	Total	40,754,863

Technology (0.1%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	70,730
	Apple, Inc.
165,000	0.532%, 5/6/2019[g]	165,069
	EMC Corporation
87,000	1.875%, 6/1/2018	87,975
	Fidelity National Information Services, Inc.
126,000	1.450%, 6/5/2017	125,855
	First Data Corporation
275,000	7.375%, 6/15/2019[f]	288,406
	Freescale Semiconductor, Inc.
275,000	6.000%, 1/15/2022[f]	291,500
	Hewlett-Packard Company
124,000	5.400%, 3/1/2017	134,240
	Iron Mountain, Inc.
275,000	6.000%, 8/15/2023	288,063
	Micron Semiconductor Asia Pte, Ltd.
68,000	1.258%, 1/15/2019	67,892
	Samsung Electronics America, Inc.
44,000	1.750%, 4/10/2017[f]	44,418
	Tyco Electronics Group SA
128,000	6.550%, 10/1/2017	144,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Technology (0.1%) - continued
	Xerox Corporation
$90,000	7.200%, 4/1/2016	$96,300
	Xilinx, Inc.
90,000	2.125%, 3/15/2019	91,257

	Total	1,896,395

Transportation (0.1%)
	American Airlines Pass Through Trust
54,950	4.950%, 1/15/2023	59,566
	Avis Budget Car Rental, LLC
160,000	5.125%, 6/1/2022[f]	160,400
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	43,062
36,000	5.750%, 3/15/2033	45,592
	Continental Airlines, Inc.
60,201	4.150%, 4/11/2024	63,023
	CSX Corporation
42,000	3.700%, 11/1/2023	45,518
	Delta Air Lines, Inc.
63,000	6.750%, 5/23/2017	65,520
33,914	4.950%, 5/23/2019	36,309
12,108	4.750%, 5/7/2020	12,895
	ERAC USA Finance, LLC
54,000	1.400%, 4/15/2016[f]	54,237
30,000	2.800%, 11/1/2018[f]	31,108
	FedEx Corporation
155,000	3.900%, 2/1/2035	161,230
	Korea Expressway Corporation
108,000	1.625%, 4/28/2017[f]	107,850
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	99,763
	Union Pacific Corporation
120,000	3.875%, 2/1/2055	122,687
	Virgin Australia Holdings, Ltd.
38,657	5.000%, 10/23/2023[f]	40,155

	Total	1,148,915

U.S. Government and Agencies (3.6%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	769,355
1,175,000	4.375%, 5/15/2040	1,672,264
16,030,000	3.000%, 5/15/2042	18,535,938
	U.S. Treasury Notes
3,165,000	1.500%, 10/31/2019	3,213,462
7,850,000	1.875%, 6/30/2020	8,098,382
6,700,000	3.625%, 2/15/2044	8,672,313
	U.S. Treasury Notes, TIPS
12,161,205	0.125%, 4/15/2018	12,362,619
14,430,645	0.125%, 1/15/2023	14,607,651

	Total	67,931,984

Utilities (0.2%)
	AES Corporation
275,000	7.375%, 7/1/2021	304,562
	American Electric Power Company, Inc.
54,000	1.650%, 12/15/2017	54,408
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	66,004
	Atlas Pipeline Partners, LP
275,000	4.750%, 11/15/2021	275,688
	Berkshire Hathaway Energy Company
45,000	2.400%, 2/1/2020[f]	45,846

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Utilities (0.2%) - continued
	Calpine Corporation
$275,000	5.375%, 1/15/2023	$277,750
	Commonwealth Edison Company
45,000	6.950%, 7/15/2018	52,444
	Dayton Power and Light Company
48,000	1.875%, 9/15/2016	48,562
	DCP Midstream Operating, LP
108,000	2.500%, 12/1/2017	107,589
	Dominion Gas Holdings, LLC
50,000	2.500%, 12/15/2019	51,266
	DTE Energy Company
145,000	2.400%, 12/1/2019	148,114
	Duke Energy Corporation
90,000	0.636%, 4/3/2017[g]	90,112
75,000	2.100%, 6/15/2018	76,712
	Dynegy Finance I, Inc.
180,000	6.750%, 11/1/2019[f]	184,950
	EDP Finance BV
90,000	4.125%, 1/15/2020[f]	92,138
	Enel Finance International NV
37,000	6.250%, 9/15/2017[f]	41,326
	Energy Transfer Partners, LP
21,000	9.700%, 3/15/2019	26,679
111,000	4.650%, 6/1/2021	118,888
	Enterprise Products Operating, LLC
78,000	5.100%, 2/15/2045	89,013
65,000	7.034%, 1/15/2068	70,850
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	138,024
50,000	2.950%, 1/15/2020	50,850
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	32,628
	MarkWest Energy Partners, LP
275,000	4.875%, 12/1/2024	276,375
	MidAmerican Energy Holdings Company
44,000	1.100%, 5/15/2017	43,803
74,000	5.750%, 4/1/2018	83,846
80,000	6.500%, 9/15/2037	112,488
	NiSource Finance Corporation
75,000	6.800%, 1/15/2019	89,293
	Northeast Utilities
55,000	1.600%, 1/15/2018	55,128
31,000	1.450%, 5/1/2018	30,875
	Northern States Power Company
140,000	4.125%, 5/15/2044	162,859
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	285,313
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	134,846
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,858
	PPL Capital Funding, Inc.
155,000	1.900%, 6/1/2018	155,908
54,000	3.500%, 12/1/2022	56,873
	Sempra Energy
150,000	6.150%, 6/15/2018	172,057
	Southern California Edison Company
35,000	2.400%, 2/1/2022	35,543
	Southern Company
75,000	1.300%, 8/15/2017	75,282
	TransAlta Corporation
125,000	1.900%, 6/3/2017	125,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Utilities (0.2%) - continued
	Williams Companies, Inc.
$72,000	7.875%, 9/1/2021	$81,934
	Williams Partners, LP
28,000	7.250%, 2/1/2017	30,845

	Total	4,498,670

	Total Long-Term Fixed Income (cost $192,148,883)	199,396,666

Shares	Collateral Held for Securities Loaned (0.1%)	Value

2,212,932	Thrivent Cash Management Trust	2,212,932

	Total Collateral Held for Securities Loaned (cost $2,212,932)	2,212,932

Shares or Principal Amount	Short-Term Investments (10.5%)[l]	Value

	Federal Home Loan Bank Discount Notes
9,000,000	0.055%, 2/4/2015	8,999,945
8,000,000	0.055%, 2/6/2015	7,999,927
14,000,000	0.155%, 2/11/2015	13,999,752
11,000,000	0.085%, 2/13/2015[e]	10,999,661
13,000,000	0.050%, 2/18/2015	12,999,675
2,000,000	0.055%, 2/20/2015	1,999,939
16,000,000	0.041%, 2/27/2015	15,999,508
4,000,000	0.100%, 3/4/2015	3,999,644
33,400,000	0.105%, 3/6/2015[e]	33,396,685
53,000,000	0.113%, 3/13/2015	52,993,181
5,000,000	0.050%, 3/18/2015	4,999,681
3,000,000	0.085%, 3/20/2015	2,999,660
2,300,000	0.090%, 4/10/2015[e]	2,299,603
23,800,000	0.090%, 4/24/2015[e]	23,795,061
	U.S. Treasury Bills
100,000	0.055%, 5/7/2015	99,985

	Total Short-Term Investments (at amortized cost)	197,581,907

	Total Investments (cost $1,682,677,614) 102.0%	$1,908,967,358

	Other Assets and Liabilities, Net (2.0%)	(37,524,785)

	Total Net Assets 100.0%	$1,871,442,573

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At January 30, 2015, $15,750,680 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $21,110,168 or 1.1% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
i	All or a portion of the security is on loan.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Babson CLO, Ltd. 2014-II, 10/17/2026	8/15/2014	139,930
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	140,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	150,000
CoBank ACB, 6/15/2022	10/18/2013	46,517
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	165,957
FNA Trust, 1/10/2018	4/29/2013	64,862
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	149,850
JBS Finance II, Ltd., 1/29/2018	8/11/2014	290,251
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	448,875
OZLM VIII, Ltd., 10/17/2026	8/7/2014	139,202
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Symphony CLO, Ltd., 1/9/2023	9/15/2014	140,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	139,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$259,148,255
Gross unrealized depreciation	(32,858,511)

Net unrealized appreciation (depreciation)	$226,289,744

Cost for federal income tax purposes	$1,682,677,614

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,818,119	–	3,297,050	521,069
Capital Goods	1,814,415	–	1,814,415	–
Communications Services	13,971,692	–	13,045,041	926,651
Consumer Cyclical	6,185,597	–	6,185,597	–
Consumer Non-Cyclical	5,129,114	–	4,769,774	359,340
Energy	2,202,243	–	1,709,478	492,765
Financials	1,747,962	–	1,747,962	–
Technology	2,079,385	–	2,079,385	–
Transportation	1,733,380	–	1,369,372	364,008
Utilities	1,168,442	–	964,178	204,264
Affiliated Mutual Funds
Equity Mutual Funds	886,467,755	886,467,755	–	–
Fixed Income Mutual Funds	164,735,888	164,735,888	–	–
Common Stock
Consumer Discretionary	52,313,733	51,162,009	1,151,724	–
Consumer Staples	17,480,073	17,097,920	382,153	–
Energy	43,106,225	42,273,590	832,635	–
Financials	86,644,474	81,276,853	5,367,621	–
Health Care	61,444,935	60,214,730	1,230,205	–
Industrials	54,731,056	53,460,607	1,270,449	–
Information Technology	75,260,480	73,689,943	1,570,537	–
Materials	17,230,786	16,889,280	341,506	–
Telecommunications Services	2,108,327	1,058,484	1,049,843	–
Utilities	8,401,772	7,505,055	896,717	–
Long-Term Fixed Income
Asset-Backed Securities	14,032,841	–	13,801,089	231,752
Basic Materials	2,037,942	–	2,037,942	–
Capital Goods	2,271,029	–	2,271,029	–
Collateralized Mortgage Obligations	9,461,630	–	9,461,630	–
Commercial Mortgage-Backed Securities	10,101,096	–	10,101,096	–
Communications Services	7,153,204	–	7,153,204	–
Consumer Cyclical	3,959,591	–	3,959,591	–
Consumer Non-Cyclical	5,475,394	–	5,475,394	–
Energy	12,051,717	–	12,051,717	–
Financials	16,361,875	–	16,361,875	–
Foreign Government	259,520	–	259,520	–
Mortgage-Backed Securities	40,754,863	–	40,754,863	–
Technology	1,896,395	–	1,896,395	–
Transportation	1,148,915	–	1,148,915	–
U.S. Government and Agencies	67,931,984	–	67,931,984	–
Utilities	4,498,670	–	4,498,670	–
Collateral Held for Securities Loaned	2,212,932	2,212,932	–	–
Short-Term Investments	197,581,907	–	197,581,907	–

Total	$1,908,967,358	$1,458,045,046	$447,822,463	$3,099,849

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	14,558,974	14,558,974	–	–

Total Asset Derivatives	$14,558,974	$14,558,974	$–	$–

Liability Derivatives
Futures Contracts	5,992,421	5,992,421	–	–

Total Liability Derivatives	$5,992,421	$5,992,421	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(479)	March 2015	($104,824,658)	($105,267,737)	($443,079)
5-Yr. U.S. Treasury Bond Futures	(94)	March 2015	(11,042,972)	(11,406,313)	(363,341)
10-Yr. U.S. Treasury Bond Futures	38	March 2015	4,787,819	4,973,250	185,431
30-Yr. U.S. Treasury Bond Futures	281	March 2015	39,464,045	42,510,032	3,045,987
Eurex EURO STOXX 50 Futures	2,192	March 2015	73,306,275	82,606,219	9,299,944
Russell 2000 Index Mini-Futures	(142)	March 2015	(16,217,479)	(16,489,040)	(271,561)
S&P 400 Index Mini-Futures	(1,136)	March 2015	(157,692,600)	(162,607,040)	(4,914,440)
S&P 500 Index Futures	420	March 2015	208,242,762	208,782,000	539,238
Ultra Long Term U.S. Treasury Bond Futures	68	March 2015	10,679,376	12,167,750	1,488,374
Total Futures Contracts					$8,566,553

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Natural Resources	$28,974,552	$192,525	$–	3,115,978	$24,242,309	$192,525
Partner Small Cap Value	36,323,082	5,457,561	–	1,914,242	35,853,755	328,907
Small Cap Stock	31,031,959	2,966,449	–	1,497,997	30,484,244	–
Mid Cap Growth	51,383,009	4,584,622	–	2,333,863	52,325,209	–
Partner Mid Cap Value	58,635,213	7,561,102	–	4,399,524	59,217,598	310,176
Mid Cap Stock	103,373,034	11,277,316	–	4,540,129	103,060,930	595,004
Partner Worldwide Allocation	205,143,826	4,875,565	–	20,796,944	200,898,475	4,875,565
Large Cap Growth	129,084,714	1,991,514	–	14,634,110	127,316,761	4,244
Large Cap Value	159,997,378	7,592,831	–	8,067,039	156,177,868	2,172,304
Large Cap Stock	97,736,096	9,446,310	–	3,863,262	96,890,606	1,319,688
High Yield	57,771,526	798,687	3,178,728	10,964,252	53,724,834	798,585
Income	73,160,508	965,806	3,747,117	7,574,709	71,050,767	649,058
Government Bond	23,253,358	119,056	205,169	2,305,207	23,858,891	53,222
Limited Maturity Bond	18,060,055	63,610	2,073,559	1,290,176	16,101,396	63,640
Cash Management Trust-Collateral Investment	601,444	3,436,758	1,825,270	2,212,932	2,212,932	1,256
Total Value and Income Earned	1,074,529,754				1,053,416,575	11,364,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value

Basic Materials (0.3%)
	Axalta Coating Systems US Holdings, Inc.,Term Loan
$729,680	3.750%, 2/1/2020	$714,174
	Fortescue Metals Group, Ltd., Term Loan
2,737,350	3.750%, 6/30/2019	2,395,181
	Ineos Group Holdings, Ltd., Term Loan
954,446	3.750%, 5/4/2018	928,418
	NewPage Corporation, Term Loan
930,327	9.500%, 2/11/2021	896,138
	Wausau Paper Corporation, Term Loan
497,500	6.500%, 7/30/2020	496,256

	Total	5,430,167

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
495,550	3.750%, 10/9/2019	480,684
	Berry Plastics Group, Inc., Term Loan
1,630,950	3.500%, 2/8/2020	1,595,281
	Silver II Borrower, Term Loan
407,341	4.000%, 12/13/2019	380,611
	STHI Holding Corporation, Term Loan
214,462	4.500%, 8/6/2021	212,764

	Total	2,669,340

Communications Services (1.5%)
	Atlantic Broadband Penn, LLC, Term Loan
347,379	3.250%, 11/30/2019	339,129
	Birch Communication Inc., Term Loan
777,222	7.750%, 7/17/2020	761,678
	Cable & Wireless Communications plc, Term Loan
135,652	5.500%, 11/25/2016[b,c]	135,313
	Cengage Learning Acquisitions, Term Loan
1,300,175	7.000%, 3/31/2020	1,291,113
	Cequel Communications, LLC, Term Loan
512,115	3.500%, 2/14/2019	506,297
	Charter Communications Operating, LLC, Term Loan
216,700	3.000%, 7/1/2020	212,773
	Clear Channel Communications, Inc., Term Loan
8,241	3.821%, 1/29/2016	8,123
976,825	6.921%, 1/30/2019	909,551
314,163	7.671%, 7/30/2019	296,322
	Cumulus Media Holdings, Inc., Term Loan
1,011,852	4.250%, 12/23/2020	989,086
	Fairpoint Communications, Term Loan
1,090,575	7.500%, 2/14/2019	1,086,682
	Grande Communications Networks, LLC, Term Loan
640,256	4.500%, 5/29/2020	631,453
	Hargray Communications Group, Inc., Term Loan
1,146,111	5.250%, 6/26/2019	1,139,670

Principal Amount	Bank Loans (3.8%)[a]	Value

Communications Services (1.5%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$638,625	5.250%, 2/22/2019	$628,516
220,000	9.750%, 2/21/2020	217,433
	Intelsat Jackson Holdings SA, Term Loan
633,591	3.750%, 6/30/2019	625,829
	Level 3 Communications, Inc., Term Loan
960,000	4.000%, 1/15/2020	950,803
	Level 3 Financing, Inc., Term Loan
400,000	4.500%, 1/31/2022	400,188
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
550,000	0.000%, 1/7/2022[b,c]	533,500
355,000	4.500%, 1/7/2022	347,456
	LTS Buyer, LLC, Term Loan
487,575	4.000%, 4/13/2020	476,239
34,788	8.000%, 4/12/2021	33,970
	McGraw-Hill Global Education, LLC, Term Loan
874,542	5.750%, 3/22/2019	874,104
	Mediacom Broadband, LLC, Term Loan
386,113	4.000%, 1/20/2020	381,769
	NEP Broadcasting, LLC, Term Loan
62,857	9.500%, 7/22/2020	60,971
	NEP/NCP Holdco, Inc., Term Loan
2,613,682	4.250%, 1/22/2020	2,530,907
	NTelos, Inc., Term Loan
332,350	5.750%, 11/9/2019	289,975
	Syniverse Holdings, Inc., Term Loan
862,874	4.000%, 4/23/2019	833,217
	TNS, Inc., Term Loan
650,471	5.000%, 2/14/2020	642,880
	Univision Communications, Inc., Term Loan
1,048,099	4.000%, 3/1/2020	1,031,728
	Virgin Media Investment Holdings, Ltd., Term Loan
2,355,000	3.500%, 6/7/2020	2,315,671
	WideOpenWest Finance, LLC, Term Loan
1,429,538	4.750%, 4/1/2019	1,418,816
	XO Communications, LLC, Term Loan
272,938	4.250%, 3/20/2021	269,982
	Yankee Cable Acquisition, LLC, Term Loan
834,387	4.500%, 3/1/2020	829,697
	Zayo Group, LLC, Term Loan
2,858,009	4.000%, 7/2/2019	2,826,943

	Total	26,827,784

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
708,225	5.000%, 8/1/2021	693,062
	Burlington Coat Factory Warehouse Corporation, Term Loan
518,338	4.250%, 8/13/2021	513,585
	Ceridian HCM Holding, Inc., Term Loan
271,443	4.500%, 9/15/2020	266,014
	Chrysler Group, LLC, Term Loan
716,997	3.500%, 5/24/2017	714,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value

Consumer Cyclical (0.6%) - continued
	Golden Nugget, Inc., Delayed Draw
$126,225	5.500%, 11/21/2019	$124,700
	Golden Nugget, Inc., Term Loan
294,525	5.500%, 11/21/2019	290,967
	Hilton Worldwide Finance, LLC, Term Loan
535,088	3.500%, 10/26/2020	528,110
	J.C. Penney Corporation, Inc., Term Loan
320,125	6.000%, 5/22/2018	316,873
	Las Vegas Sands, LLC, Term Loan
1,410,750	3.250%, 12/19/2020	1,400,028
	Marina District Finance Company, Inc., Term Loan
1,037,257	6.750%, 8/15/2018	1,032,506
	MGM Resorts International, Term Loan
705,600	3.500%, 12/20/2019	694,134
	Mohegan Tribal Gaming Authority, Term Loan
1,485,000	5.500%, 11/19/2019	1,434,183
	Rite Aid Corporation, Term Loan
330,000	5.750%, 8/21/2020	330,620
	ROC Finance, LLC, Term Loan
1,194,875	5.000%, 6/20/2019	1,111,234
	Scientific Games International, Inc., Term Loan
272,932	6.000%, 10/18/2020	269,180
	Seminole Indian Tribe of Florida, Term Loan
359,775	3.000%, 4/29/2020	358,088

	Total	10,077,335

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
955,380	5.375%, 3/21/2019	952,094
	Biomet, Inc., Term Loan
650,746	3.668%, 7/25/2017	649,120
	Catalina Marketing Corporation, Term Loan
203,975	4.500%, 4/9/2021	193,776
	CHS/Community Health Systems, Inc., Term Loan
133,699	3.486%, 1/25/2017	132,863
356,351	4.250%, 1/27/2021	355,941
	Del Monte Corporation, Term Loan
139,565	3.500%, 3/9/2020	133,851
	Hologic, Inc., Term Loan
342,930	3.250%, 8/1/2019	341,836
	JBS USA, LLC, Term Loan
725,940	3.750%, 5/25/2018	718,680
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,253,700	4.750%, 6/30/2021	1,202,298
	Roundy’s Supermarkets, Inc., Term Loan
834,940	5.750%, 3/3/2021	770,232
	Supervalu, Inc., Term Loan
1,005,162	4.500%, 3/21/2019	995,111
	Visant Corporation, Term Loan
1,232,164	7.000%, 9/23/2021	1,203,676

	Total	7,649,478

Principal Amount	Bank Loans (3.8%)[a]	Value

Energy (0.2%)
	Arch Coal, Inc., Term Loan
$1,359,187	6.250%, 5/16/2018	$970,853
	Energy Solutions, LLC, Term Loan
412,657	6.750%, 5/29/2020	411,753
	Expro Holdings UK 2, Ltd., Term Loan
349,125	5.750%, 9/2/2021	270,572
	Fieldwood Energy, LLC, Term Loan
24,631	8.375%, 9/30/2020	14,705
	Houston Fuel Oil Terminal, LLC, Term Loan
628,425	4.250%, 8/19/2021	597,004
	McJunkin Red Man Corporation, Term Loan
518,437	5.000%, 11/8/2019	473,722
	Offshore Group Investment, Ltd., Term Loan
854,775	5.750%, 3/28/2019	518,566
	Pacific Drilling SA, Term Loan
428,475	4.500%, 6/3/2018	327,248

	Total	3,584,423

Financials (0.2%)
	DJO Finance, LLC, Term Loan
806,416	4.250%, 9/15/2017	803,642
	GEO Group, Inc., Term Loan
216,150	3.250%, 4/3/2020	214,259
	Harland Clarke Holdings Corporation, Term Loan
117,000	6.000%, 8/4/2019	116,890
	MoneyGram International, Inc., Term Loan
864,600	4.250%, 3/27/2020	800,187
	WaveDivision Holdings, LLC, Term Loan
999,600	4.000%, 10/15/2019	986,275

	Total	2,921,253

Technology (0.2%)
	First Data Corporation, Term Loan
1,095,000	3.668%, 3/23/2018	1,074,129
395,000	3.668%, 9/24/2018	387,594
	Freescale Semiconductor, Inc., Term Loan
790,973	4.250%, 2/28/2020	779,108
500,662	5.000%, 1/15/2021	500,803
	Infor US, Inc., Term Loan
569,372	3.750%, 6/3/2020	555,257

	Total	3,296,891

Transportation (0.2%)
	American Airlines, Inc., Term Loan
901,275	3.750%, 6/27/2019	892,830
	Delta Air Lines, Inc., Term Loan
817,425	3.250%, 4/20/2017	814,360
	OSG Bulk Ships, Inc., Term Loan
477,600	5.250%, 8/5/2019	472,227
	United Airlines, Inc., Term Loan
540,375	3.500%, 4/1/2019	534,529
104,738	3.750%, 9/15/2021	103,690

	Total	2,817,636

Utilities (0.1%)
	Calpine Corporation, Term Loan
161,641	4.000%, 4/1/2018	160,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value

Utilities (0.1%) - continued
$767,338	4.000%, 10/9/2019	$757,830
	Intergen NV, Term Loan
418,625	5.500%, 6/15/2020	413,392
	NGPL PipeCo, LLC, Term Loan
454,971	6.750%, 9/15/2017[b,c]	426,213

	Total	1,757,864

	Total Bank Loans (cost $69,307,042)	67,032,171

Shares	Affiliated Mutual Funds (54.3%)	Value

Equity Mutual Funds (35.1%)
2,806,260	Thrivent Natural Resources Fund	21,832,704
1,820,732	Thrivent Partner Small Cap Value Fund	34,102,311
983,191	Thrivent Small Cap Stock Fund	20,007,943
814,587	Thrivent Mid Cap Growth Fund	18,263,047
2,904,640	Thrivent Partner Mid Cap Value Fund	39,096,453
2,958,126	Thrivent Mid Cap Stock Fund	67,149,471
15,896,554	Thrivent Partner Worldwide Allocation Fund	153,560,715
11,519,487	Thrivent Large Cap Growth Fund	100,219,534
6,867,914	Thrivent Large Cap Value Fund	132,962,818
1,511,022	Thrivent Large Cap Stock Fund	37,896,444

	Total	625,091,440

Fixed Income Mutual Funds (19.2%)
9,278,405	Thrivent High Yield Fund	45,464,186
17,972,273	Thrivent Income Fund	168,579,919
2,355,632	Thrivent Government Bond Fund	24,380,788
8,374,402	Thrivent Limited Maturity Bond Fund	104,512,538

	Total	342,937,431

	Total Affiliated Mutual Funds (cost $822,196,170)	968,028,871

Shares	Common Stock (18.1%)	Value

Consumer Discretionary (2.1%)
14,050	Aaron’s, Inc.	444,823
4,700	Amazon.com, Inc.[d,e]	1,666,291
900	Aoyama Trading Company, Ltd.	30,248
5,850	Apollo Group, Inc.[d]	147,771
2,400	AutoZone, Inc.[d]	1,432,704
19,750	Barnes & Noble, Inc.[d]	463,928
300	Bayerische Motoren Werke AG	25,398
1,300	Berkeley Group Holdings plc	47,386
10,600	Best Buy Company, Inc.	373,120
2,000	Big Lots, Inc.	91,820
2,600	BorgWarner, Inc.	140,426
300	Brembo SPA	10,572
600	Bridgestone Corporation	23,980
1,750	Brinker International, Inc.	102,253
9,433	Brunswick Corporation	512,023
8,396	Burlington Stores, Inc.[d]	418,876
4,400	Carnival Corporation	193,424
8,500	Cato Corporation	360,400
19,710	CBS Corporation[e]	1,080,305
16,366	Cheesecake Factory, Inc.	859,379
500	Chiyoda Company, Ltd.	10,638
3,400	Coach, Inc.	126,446
3,600	Coinstar, Inc.[d]	223,488
29,850	Comcast Corporation	1,586,378
5,140	Core-Mark Holding Company, Inc.	342,735
12,139	Del Frisco’s Restaurant Group, Inc.[d]	240,716
23,912	Delphi Automotive plc	1,643,472

Shares	Common Stock (18.1%)	Value

Consumer Discretionary (2.1%) - continued
2,600	DeVry Education Group, Inc.	$110,266
9,700	DISH Network Corporation[d]	682,395
12,900	Dollar Tree, Inc.[d]	917,190
7,000	EDION Corporation	51,913
33,900	Ford Motor Company	498,669
1,300	Geo Holdings Corporation	12,720
11,895	G-III Apparel Group, Ltd.[d]	1,156,194
3,500	Hakuhodo Dy Holdings, Inc.	34,788
4,750	Harman International Industries, Inc.	615,742
3,600	Haseko Corporation	29,250
500	Heiwa Corporation	10,057
16,600	Hilton Worldwide Holdings, Inc.[d]	431,102
13,050	Home Depot, Inc.	1,362,681
24,030	Houghton Mifflin Harcourt Company[d]	472,910
7,010	Imax Corporation[d]	233,643
1,900	Informa plc	14,609
2,200	JM AB	72,415
9,807	Kate Spade & Company[d]	309,215
6,900	Kirkland’s, Inc.[d]	160,563
11,400	Kohl’s Corporation	680,808
15,897	Kongsberg Automotive ASA[d]	12,498
17,610	Las Vegas Sands Corporation	957,456
18,000	Li & Fung, Ltd.	17,855
9,550	Liberty Interactive Corporation[d]	261,288
1,357	Liberty Ventures[d]	50,684
2,173	Lithia Motors, Inc.	184,053
29,500	Lowe’s Companies, Inc.	1,998,920
6,000	Luk Fook Holdings International, Ltd.	22,266
1,350	Marriott Vacations Worldwide Corporation	103,275
19,100	McDonald’s Corporation	1,765,604
26,871	MDC Partners, Inc.	642,217
7,950	Nautilus, Inc.[d]	113,208
12,300	NIKE, Inc.	1,134,675
3,100	NOK Corporation	89,173
29,270	NutriSystem, Inc.	521,591
3,000	Omnicom Group, Inc.	218,400
10,800	Orbitz Worldwide, Inc.[d]	99,684
15,063	Oxford Industries, Inc.	842,624
6,640	Papa John’s International, Inc.	421,374
3,300	Persimmon plc	78,999
100	Porsche Automobil Holding SE	8,380
100	Priceline Group, Inc.[d]	100,948
4,527	Red Robin Gourmet Burgers, Inc.[d]	350,843
2,104	Restoration Hardware Holdings, Inc.[d]	184,163
100	Rinnai Corporation	6,694
1,950	Royal Caribbean Cruises, Ltd.	147,323
13,650	Ruby Tuesday, Inc.[d]	82,173
9,150	Scientific Games Corporationd	108,062
5,400	Scripps Networks Interactive, Inc.	383,886
13,350	Select Comfort Corporation[d]	398,364
650	Shake Shack, Inc.[c,d]	29,835
1,354	Shutterfly, Inc.d	59,400
4,206	Skechers USA, Inc.[d]	253,832
3,853	Slater & Gordon, Ltd.	19,774
15,950	Starbucks Corporation	1,396,104
3,700	Sumitomo Forestry Company, Ltd.	34,414
800	Sumitomo Rubber Industries, Ltd.	12,440
2,900	Suzuki Motor Corporation	91,699
6,177	Tenneco, Inc.[d]	317,621
7,100	Time Warner Cable, Inc.	966,523
8,700	Time, Inc.	217,848
11,500	Toll Brothers, Inc.[d]	398,130
3,950	Tower International, Inc.[d]	93,497
34,069	Tuesday Morning Corporation[d]	603,021

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (18.1%)	Value

Consumer Discretionary (2.1%) - continued
4,250	Ulta Salon Cosmetics & Fragrance, Inc.[d]	$560,745
3,715	Vail Resorts, Inc.	326,028
100	Valora Holding AG	24,195
2,100	WH Smith plc	42,532
1,000	Wolters Kluwer NV	29,873
600	WPP plc	13,194
8,350	Wyndham Worldwide Corporation	699,647

	Total	37,953,162

Consumer Staples (0.8%)
6,150	Anheuser-Busch InBev NV ADR	750,731
5,100	Archer-Daniels-Midland Company	237,813
124	Associated British Foods plc	5,783
13,100	Avon Products, Inc.	101,394
3,066	B&G Foods, Inc.	91,489
1,067	Boston Beer Company, Inc.[d]	335,593
4,632	Britvic plc	49,019
100	Casino Guichard Perrachon SA	9,072
1,750	Coca-Cola Enterprises, Inc.	73,675
18,900	CVS Health Corporation[e]	1,855,224
900	Fuji Oil Company, Ltd.	11,563
4,300	Ingredion, Inc.	346,752
2,754	J Sainsbury plc	10,553
1,300	Kesko OYJ	47,505
3,200	Keurig Green Mountain, Inc.	392,192
5,040	Kimberly-Clark Corporation	544,118
500	KOSE Corporation	22,386
2,100	Kroger Company	145,005
3,750	Molson Coors Brewing Company	284,738
35,997	Mondelez International, Inc.	1,268,534
5,789	Philip Morris International, Inc.	464,509
2,800	Pilgrim’s Pride Corporation	76,020
12,250	Pinnacle Foods, Inc.	440,633
723	Reckitt Benckiser Group plc	61,191
61,500	Rite Aid Corporation[d]	429,270
1,784	SalMar ASA	27,542
1,800	Suedzucker AG	22,634
3,344	Tate & Lyle plc	34,105
10,640	TreeHouse Foods, Inc.[d]	965,048
9,300	Tyson Foods, Inc.	363,072
6,754	United Natural Foods, Inc.[d]	521,949
29,600	Wal-Mart Stores, Inc.	2,515,408
18,350	WhiteWave Foods Company[d]	605,000
6,650	Whole Foods Market, Inc.	346,432

	Total	13,455,952

Energy (2.2%)
15,443	BW Offshore, Ltd.	14,851
29,750	Cabot Oil & Gas Corporation	788,375
53,625	Cameron International Corporation[d]	2,401,327
33,800	Canadian Natural Resources, Ltd.	978,172
4,450	Chesapeake Energy Corporation	85,351
18,660	Chevron Corporation	1,913,210
750	Cimarex Energy Company	77,400
128,387	Cobalt International Energy, Inc.[d]	1,170,889
10,000	Comstock Resources, Inc.	40,400
6,950	Concho Resources, Inc.[d]	770,408
1,750	ConocoPhillips	110,215
4,800	Denbury Resources, Inc.	33,120
1,164	Diamondback Energy, Inc.[d]	80,304
650	Dril-Quip, Inc.[d]	48,249
600	Energen Corporation	38,052
1,150	Ensco plc	32,246
39,878	EOG Resources, Inc.	3,550,338
38,588	EQT Corporation	2,872,491

Shares	Common Stock (18.1%)	Value

Energy (2.2%) - continued
4,600	ERG SPA	$54,839
1,900	Exterran Holdings, Inc.	51,509
26,150	Exxon Mobil Corporation	2,286,033
3,650	Green Plains, Inc.	85,447
2,050	Gulfmark Offshore, Inc.	40,447
650	Gulfport Energy Corporation[d]	25,019
42,900	Halliburton Company	1,715,571
2,800	Helix Energy Solutions Group, Inc.[d]	52,556
1,835	HollyFrontier Corporation	65,913
8,550	Kosmos Energy, Ltd.[d]	74,984
75,285	Marathon Oil Corporation	2,002,581
18,900	Marathon Petroleum Corporation	1,749,951
9,650	Market Vectors Oil Service ETF	320,380
1,000	National Oilwell Varco, Inc.	54,430
1,600	Newfield Exploration Companyd	47,648
1,510	Noble Energy, Inc.	72,087
55,469	Oasis Petroleum, Inc.[d]	745,503
1,225	Oceaneering International, Inc.	64,141
1,115	Oil States International, Inc.[d]	45,793
5,800	Patterson-UTI Energy, Inc.	99,528
19,046	Penn Virginia Corporation[d]	92,944
80,900	Petroleo Brasileiro SA ADR	486,209
3,800	Premier Oil plc	8,239
2,450	QEP Resources, Inc.	49,539
22,390	Rex Energy Corporation[d]	79,261
14,550	Rosetta Resources, Inc.[d]	248,369
50,335	Rowan Companies plc	1,063,075
5,266	Royal Dutch Shell plc, Class B	166,722
39,140	Schlumberger, Ltd.	3,224,745
4,900	Seadrill, Ltd.	52,626
3,400	SemGroup Corporation	228,922
6,200	Showa Shell Sekiyu KK	60,509
1,010	SM Energy Company	38,198
53,700	Southwestern Energy Company[d]	1,331,223
881	Statoil ASA	14,753
35,300	Suncor Energy, Inc. ADR	1,052,293
9,090	Superior Energy Services, Inc.	181,800
480	Tesoro Corporation	39,230
1,100	Total SA	56,463
54,200	Total SA ADR	2,791,842
33,637	Trinidad Drilling, Ltd.	113,032
11,646	U.S. Silica Holdings, Inc.	293,479
170,250	Weatherford International, Ltd.[d]	1,758,682
5,750	Western Refining, Inc.	213,498
7,181	Whiting Petroleum Corporation[d]	215,574
4,000	Woodside Petroleum, Ltd.	106,236
1,400	World Fuel Services Corporation	68,558
3,950	WPX Energy, Inc.[d]	42,107

	Total	38,737,886

Financials (4.0%)
5,450	ACE, Ltd.	588,382
2,741	Affiliated Managers Group, Inc.[d]	563,330
2,000	Allianz SE	329,781
9,110	Allied World Assurance Company Holdings AG	352,284
9,920	Allstate Corporation	692,317
5,030	American Assets Trust, Inc.	223,231
15,600	American International Group, Inc.	762,372
3,740	Amlin plc	27,404
13,900	Apollo Residential Mortgage, Inc.	217,535
4,165	Argo Group International Holdings, Ltd.	222,786
5,900	Assicurazioni Generali SPA	124,522
2,350	Assurant, Inc.	149,249
12,950	Assured Guaranty, Ltd.	316,239

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (18.1%)	Value

Financials (4.0%) - continued
1,000	AXA SA	$23,392
11,900	Banco Santander SA	80,040
20,400	Bank Hapoalim, Ltd.	90,618
124,890	Bank of America Corporation	1,892,083
1,000	Bank of Kyoto, Ltd.	8,384
2,400	Bank of Queensland, Ltd.	23,248
10,278	Bank of the Ozarks, Inc.	333,316
3,500	Banner Corporation	141,330
16,690	BBCN Bancorp, Inc.	216,136
17,400	Berkshire Hathaway, Inc.[d]	2,504,034
2,400	BinckBank NV	19,714
17,000	Blackstone Group, LP	634,780
200	Bolsas y Mercados Espanoles SA	8,222
6,450	Boston Private Financial Holdings, Inc.	70,950
11,400	Brixmor Property Group, Inc.	308,940
500	BUWOG AGd	9,765
3,750	Camden Property Trust	288,938
12,100	Capital One Financial Corporation	885,841
2,600	Capital Shopping Centres Group plc	14,269
7,600	CBL & Associates Properties, Inc.	156,712
2,650	CBRE Group, Inc.[d]	85,701
37,600	Chambers Street Properties	317,720
7,886	Chesapeake Lodging Trust	289,574
12,000	Cheung Kong Holdings, Ltd.	228,994
110,000	Chimera Investment Corporation	345,400
48,250	Citigroup, Inc.	2,265,337
2,431	CNA Financial Corporation	94,712
36,030	CNO Financial Group, Inc.	559,186
2,600	CNP Assurances	45,644
22,350	Comerica, Inc.	927,525
1,300	Commonwealth Bank of Australia	89,889
4,650	Corporate Office Properties Trust	139,500
14,900	Crown Castle International Corporation	1,288,999
900	Daito Trust Construction Company, Ltd.	100,183
4,000	Daiwa Securities Group, Inc.	29,063
4,550	DDR Corporation	89,180
511	Delta Lloyd NV	9,655
12,666	Deutsche Bank AG	367,061
300	Deutsche Boerse AG	23,004
10,200	DEXUS Property Group	60,915
4,100	Digital Realty Trust, Inc.	299,054
10,900	Direct Line Insurance Group plc	51,118
6,850	Discover Financial Services	372,503
3,477	DnB ASA	50,377
17,800	Duke Realty Corporation	388,574
2,000	EastGroup Properties, Inc.	129,280
12,369	Essent Group, Ltd.[d]	289,311
9,554	Evercore Partners, Inc.	457,350
3,050	Extra Space Storage, Inc.	201,300
6,150	FBR & Company[d]	137,883
15,650	First Horizon National Corporation	203,294
18,150	First Niagara Financial Group, Inc.	147,378
11,250	First Republic Bank	572,850
6,200	FlexiGroup, Ltd.	14,103
2	Frontier Real Estate Investment Corporation	9,117
14,000	Fukuoka Financial Group, Inc.	69,871
10,800	Fulton Financial Corporation	120,420
600	GAM Holding AGd	10,603
3,400	General Growth Properties, Inc.	102,612
5,300	Government Properties Income Trust	120,840
2,400	Great Portland Estates plc	28,310
6,250	Green Dot Corporation[d]	95,313

Shares	Common Stock (18.1%)	Value

Financials (4.0%) - continued
4,900	Hancock Holding Company	$127,939
29,512	Hanmi Financial Corporation	586,108
200	Hannover Rueckversicherung SE	17,925
2,400	Hanover Insurance Group, Inc.	165,600
15,400	Hansteen Holdings plc	26,165
13,001	HCC Insurance Holdings, Inc.	693,473
21,657	Host Hotels & Resorts, Inc.	495,729
49,400	HSBC Holdings plc	451,972
138,000	Huntington Bancshares, Inc.	1,382,760
2,300	IG Group Holdings plc	24,956
2,500	Intercontinental Exchange, Inc.	514,325
10,582	Intermediate Capital Group plc	78,408
34,140	Invesco, Ltd.	1,253,962
10,300	Investec plc	86,543
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,109,200
32,400	iShares iBoxx $ High Yield Corporate Bond ETF	2,923,452
24,200	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,998,138
39,900	iShares Intermediate Credit Bond ETF	4,439,673
2,500	iShares MSCI EAFE Index Fund	153,025
11,539	iShares Russell 2000 Growth Index Fund	1,605,075
10,770	iShares Russell 2000 Index Fund	1,246,089
12,826	J.P. Morgan Chase & Company	697,478
3	Japan Prime Realty Investment Corporation	10,479
11,701	Kennedy-Wilson Holdings, Inc.	311,130
28,450	KeyCorp	369,565
400	L E Lundbergforetagen AB	17,496
10,791	Lazard, Ltd.	494,228
19,400	Lexington Realty Trust	221,354
7,000	Link REIT	47,353
3,500	M&T Bank Corporation	396,060
24,800	Man Group plc	66,765
26,000	Mapletree Commercial Trust	29,115
12,050	MasterCard, Inc.	988,462
10,600	MBIA, Inc.[d]	85,012
29,020	MetLife, Inc.	1,349,430
1,500	Mid-America Apartment Communities, Inc.	118,980
14,800	Mizuho Financial Group, Inc.	24,200
42,900	Morgan Stanley	1,450,449
600	Muenchener Rueckversicherungs- Gesellschaft AG	120,288
14,350	NASDAQ OMX Group, Inc.	654,360
500	National Australia Bank, Ltd.	13,789
37,500	New York Mortgage Trust, Inc.	290,250
7,800	Northern Trust Corporation	509,964
5,500	Old Mutual plc	17,159
5,099	Oversea-Chinese Banking Corporation, Ltd.	39,110
15,619	PacWest Bancorp	667,790
8,340	Parkway Properties, Inc.	152,622
9,830	Pebblebrook Hotel Trust	456,505
4,800	Phoenix Group Holdings	60,454
34,800	Progressive Corporation[d]	903,060
9,750	Prudential Financial, Inc.	739,830
6,100	Resona Holdings, Inc.	30,263
3,600	RLJ Lodging Trust	122,652
600	Sampo OYJ	29,059
500	SCOR SE	15,565
5,100	SEGRO plc	31,583
10,000	Skandinaviska Enskilda Banken AB	120,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (18.1%)	Value

Financials (4.0%) - continued
1,000	Sovran Self Storage, Inc.	$94,750
34,850	SPDR Euro Stoxx 50 ETF	1,285,617
35,047	SPDR S&P 500 ETF Trust	6,990,825
1,400	Standard Chartered plc	18,669
22,100	Stockland	74,954
27,464	Summit Hotel Properties, Inc.	352,088
5,919	Sunstone Hotel Investors, Inc.	100,919
5,310	SVB Financial Group[d]	599,499
4,200	Swedbank AB	101,602
2,400	Swiss Re AG	216,498
25,920	Synovus Financial Corporation	667,958
300	Talanx AG	9,137
16,027	Terreno Realty Corporation	365,416
2,890	Texas Capital Bancshares, Inc.[d]	118,057
100	Tryg AS	11,709
6,500	UNIQA Insurance Group AG	55,017
7,204	United Overseas Bank, Ltd.	123,194
7	United Urban Investment Corporation	11,205
14,450	Unum Group	448,817
4,300	Visa, Inc.	1,096,113
6,100	Wells Fargo & Company	316,712
22,633	Western Alliance Bancorp[d]	581,894
12,000	Western Asset Mortgage Capital Corporation	162,000
6,135	Westpac Banking Corporation	163,965
3,050	Weyerhaeuser Company	109,343
18,450	Zions Bancorporation	442,062
1,100	Zurich Insurance Group AGd	364,736

	Total	71,424,395

Health Care (2.5%)
1,650	Abaxis, Inc.	101,442
3,500	Abbott Laboratories	156,660
9,225	Acadia Healthcare Company, Inc.[d]	532,744
2,650	Acceleron Pharma, Inc.[d]	104,596
21,310	Acorda Therapeutics, Inc.[d]	885,430
6,300	Actavis plc[d]	1,679,202
600	Actelion, Ltd.	66,276
16,900	Aetna, Inc.	1,551,758
25,800	Affymetrix, Inc.[d]	284,832
19,891	Akorn, Inc.[d]	846,959
10,844	Align Technology, Inc.[d]	575,274
22,200	Allscripts Healthcare Solutions, Inc.[d]	264,402
14,150	Amgen, Inc.	2,154,479
19,220	AMN Healthcare Services, Inc.[d]	361,720
2,200	AmSurg Corporation[d]	121,396
5,050	Anthem, Inc.	681,548
16,070	Baxter International, Inc.	1,129,882
950	Biogen Idec, Inc.[d]	369,702
87,150	Boston Scientific Corporationd	1,290,691
11,350	Bruker Corporation[d]	214,061
3,217	C.R. Bard, Inc.	550,204
25,200	Cambrex Corporation[d]	565,236
12,216	Cardiovascular Systems, Inc.[d]	416,443
11,535	Centene Corporation[d]	1,259,161
24,850	Cerner Corporation[d]	1,648,797
2,250	Charles River Laboratories International, Inc.[d]	156,037
300	CSL, Ltd.	20,416
6,309	Cyberonics, Inc.[d]	350,591
26,722	Depomed, Inc.[d]	488,211
2,050	Edwards Lifesciences Corporation[d]	256,967
2,350	Endo International plc[d]	187,084
33,329	ExamWorks Group, Inc.[d]	1,231,840
7,700	Express Scripts Holding Company[d]	621,467
21,350	Gilead Sciences, Inc.[d]	2,238,120

Shares	Common Stock (18.1%)	Value

Health Care (2.5%) - continued
6,306	GlaxoSmithKline plc	$138,851
1,650	Greatbatch, Inc.[d]	80,124
1,000	H. Lundbeck AS	20,310
5,750	HCA Holdings, Inc.[d]	407,100
1,800	Hikma Pharmaceuticals plc[d]	63,782
15,800	Hologic, Inc.[d]	479,767
1,564	ICON plc[d]	88,210
3,500	Illumina, Inc.[d]	683,165
13,211	Impax Laboratories, Inc.[d]	484,447
6,600	Inogen, Inc.[d]	201,960
21,889	Ironwood Pharmaceuticals, Inc.[d]	341,031
19,215	Johnson & Johnson	1,924,190
3,800	KYORIN Holdings, Inc.	76,832
2,950	Mallinckrodt, LLC[d]	312,671
3,450	McKesson Corporation	733,642
10,688	Medtronic, Inc.	763,123
34,240	Merck & Company, Inc.	2,063,987
100	Merck KGaA	9,992
22,967	Neurocrine Biosciences, Inc.[d]	773,069
2,900	Novartis AG	282,613
18,900	Novavax, Inc.[d]	147,609
5,844	NPS Pharmaceuticals, Inc.[d]	268,006
25,306	NuVasive, Inc.[d]	1,172,174
4,500	Otsuka Holdings Company, Ltd.	139,226
10,700	PAREXEL International Corporation[d]	652,272
59,600	Pfizer, Inc.	1,862,500
3,800	PharMerica Corporation[d]	87,438
2,150	Providence Service Corporation[d]	83,850
1,065	Puma Biotechnology, Inc.[d]	224,800
3,350	Qiagen NVd	76,816
2,300	Quintiles Transnational Holdings, Inc.[d]	139,150
300	Sanofi	27,642
6,300	Sonic Healthcare, Ltd.	91,975
11,550	Spectrum Pharmaceuticals, Inc.[d]	80,850
2,700	St. Jude Medical, Inc.	177,849
7,816	Team Health Holdings, Inc.[d]	404,087
12,956	Teleflex, Inc.	1,419,459
300	Teva Pharmaceutical Industries, Ltd.	17,038
800	Thermo Fisher Scientific, Inc.	100,168
22,131	UnitedHealth Group, Inc.[e]	2,351,419
5,000	Universal Health Services, Inc.	512,650
12,700	Vertex Pharmaceuticals, Inc.[d]	1,398,778
3,450	Waters Corporation[d]	410,722

	Total	45,138,972

Industrials (2.1%)
3,000	AAR Corporation	85,980
18,500	ADT Corporation	636,400
12,425	Air New Zealand, Ltd.	23,507
13,000	Allison Transmission Holdings, Inc.	407,160
7,440	Apogee Enterprises, Inc.	321,854
1,326	Arcadis NV	40,132
3,700	Argan, Inc.	112,517
4,100	Berendsen plc	68,615
5,700	Boeing Company	828,609
4,595	Briggs & Stratton Corporation	84,594
100	Bucher Industries AG	24,533
3,177	Cardno, Ltd.	7,256
2,200	Carillion plc	11,300
5,000	Caterpillar, Inc.	399,850
10,450	CLARCOR, Inc.	653,438
4,500	COMSYS Holdings Corporation	61,219
11,800	Con-way, Inc.	483,446
34,000	CSX Corporation	1,132,200
1,100	CTT-Correios de Portugal SA	11,574

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (18.1%)	Value

Industrials (2.1%) - continued
6,910	Curtiss-Wright Corporation	$459,722
1,000	Dai Nippon Printing Company, Ltd.	8,993
71,880	Delta Air Lines, Inc.	3,400,643
17,572	EMCOR Group, Inc.	709,206
5,510	Esterline Technologies Corporation[d]	617,616
17,400	Expeditors International of Washington, Inc.	760,032
10,400	Federal Signal Corporation	158,808
19,100	Flowserve Corporation	1,040,759
8,500	Fluor Corporation	455,515
3,600	Generac Holdings, Inc.[d]	157,464
500	Go-Ahead Group plc	18,566
16,137	Granite Construction, Inc.	549,949
6,309	H&E Equipment Services, Inc.	110,660
15,550	Healthcare Services Group, Inc.	489,981
5,327	Heico Corporation	323,242
15,830	HNI Corporation	779,628
9,846	Honeywell International, Inc.	962,545
700	Hoshizaki Electric Company, Ltd.	35,489
4,550	Huntington Ingalls Industries, Inc.	530,530
6,281	Huron Consulting Group, Inc.[d]	472,457
700	Inaba Denki Sangyo Company, Ltd.	23,639
29,850	Ingersoll-Rand plc	1,982,040
4,550	Insperity, Inc.	190,827
37,242	Interface, Inc.	585,072
2,700	Intrum Justitia AB	71,851
6,100	ITOCHU Corporation	61,765
20,840	Jacobs Engineering Group, Inc.[d]	794,004
402	Jardine Matheson Holdings, Ltd.	25,689
300	Kanamoto Company, Ltd.	7,805
1,700	Kansas City Southern	187,153
12,900	KAR Auction Services, Inc.	440,019
3,200	KITZ Corporation	15,195
3,400	Komatsu, Ltd.	66,672
22,090	Korn/Ferry International[d]	629,565
6,140	Landstar System, Inc.	393,451
800	Legrand SA	43,121
2,100	Leighton Holdings, Ltd.	33,418
3,950	Manpower, Inc.	287,876
8,379	MasTec, Inc.[d]	155,179
6,250	Meritor, Inc.[d]	80,000
5,553	Middleby Corporation[d]	527,646
5,900	Mistras Group, Inc.[d]	118,590
1,000	Mitsuboshi Belting, Ltd.	8,173
13,500	Mueller Water Products, Inc.	138,105
900	Nippon Konpo Unyu Soko Company, Ltd.	14,024
2,000	Nitto Kogyo Corporation	38,564
1,700	Old Dominion Freight Line, Inc.[d]	119,204
13,244	On Assignment, Inc.[d]	465,262
14,216	Oshkosh Corporation	609,156
4,209	Parker Hannifin Corporation	490,180
22,560	Pentair, Ltd.	1,394,434
11,557	PGT, Inc.[d]	99,275
21,230	Progressive Waste Solutions, Ltd.	605,480
8,846	Proto Labs, Inc.[d]	569,594
15,800	Quanta Services, Inc.[d]	418,384
24,014	Ritchie Brothers Auctioneers, Inc.	600,350
6,590	Saia, Inc.[d]	277,505
2,400	Securitas AB	29,253
1,500	Siemens AG	158,455
60,100	Southwest Airlines Company	2,715,318
2,400	Spirit Aerosystems Holdings, Inc.[d]	108,096
12,263	Spirit Airlines, Inc.[d]	909,179
11,474	Swift Transportation Company[d]	282,031

Shares	Common Stock (18.1%)	Value

Industrials (2.1%) - continued
900	Takasago Thermal Engineering Company, Ltd.	$11,291
800	Teleperformance SA	57,316
7,230	Tennant Company	471,468
3,000	Toppan Printing Company, Ltd.	20,040
16,270	Union Pacific Corporation	1,907,007
8,050	United Continental Holdings, Inc.[d]	558,429
3,500	WABCO Holdings, Inc.[d]	333,095
2,307	WageWorks, Inc.[d]	126,977
2,755	Watsco, Inc.	299,909
3,126	Watts Water Technologies, Inc.	183,277
2	WS Atkins plc	38

	Total	38,175,435

Information Technology (3.1%)
10,307	A10 Networks, Inc.[d]	49,474
14,550	Akamai Technologies, Inc.[d]	846,155
3,450	Alliance Data Systems Corporation[d]	996,464
3,348	Ambarella, Inc.[d]	185,178
4,000	Amdocs, Ltd.	192,720
29,064	Apple, Inc.	3,405,138
36,626	Applied Materials, Inc.	836,538
34,335	Applied Micro Circuits Corporation[d]	180,259
5,408	Applied Optoelectronics, Inc.[d]	48,348
2,919	ARM Holdings plc ADR	136,726
19,414	Aspen Technology, Inc.[d]	686,188
86,610	Atmel Corporation[d]	721,461
4,700	AVG Technologies NVd	92,966
3,476	Belden, Inc.	288,299
3,750	Booz Allen Hamilton Holding Corporation	109,163
24,500	Broadcom Corporation	1,039,657
16,890	Broadridge Financial Solutions, Inc.	810,551
41,950	Brocade Communications Systems, Inc.	466,484
600	Brother Industries, Ltd.	10,275
5,300	Canon, Inc.	167,668
8,076	Cardtronics, Inc.[d]	271,434
4,970	Cavium, Inc.[d]	292,286
8,050	CDW Corporation	275,793
1,850	Check Point Software Technologies, Ltd.[d]	142,765
4,350	Cirrus Logic, Inc.[d]	115,275
91,940	Cisco Systems, Inc.	2,423,998
6,100	Citrix Systems, Inc.[d]	361,486
5,911	Cognex Corporation[d]	217,229
3,025	Coherent, Inc.[d]	187,187
9,450	Computer Sciences Corporation	573,426
4,000	Comtech Telecommunications Corporation	132,160
7,913	Constant Contact, Inc.[d]	299,270
9,416	Cornerstone OnDemand, Inc.[d]	310,257
62,650	Corning, Inc.	1,489,190
7,603	Dealertrack Technologies, Inc.[d]	305,641
6,498	Demandware, Inc.[d]	348,033
900	Dena Company, Ltd.	11,835
1,000	Dialog Semiconductor plc[d]	38,245
4,550	Diodes, Inc.[d]	120,257
14,675	DST Systems, Inc.	1,419,072
6,649	eBay, Inc.[d]	352,397
10,300	Electronic Arts, Inc.[d]	565,058
3,962	Electronics for Imaging, Inc.[d]	153,131
110,950	EMC Corporation	2,876,933
12,854	EVERTEC, Inc.	257,851
22,300	Facebook, Inc.[d]	1,692,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (18.1%)	Value

Information Technology (3.1%) - continued
12,900	Fairchild Semiconductor International, Inc.[d]	$198,015
4,750	FEI Company	390,545
4,900	FUJIFILM Holdings NPV	165,609
3,309	Google, Inc., Class Ad	1,778,753
2,214	Google, Inc., Class Cd	1,183,427
20,454	Guidewire Software, Inc.[d]	1,024,745
2,000	Hitachi Kokusai Electric, Inc.	27,184
700	Hitachi Maxell, Ltd.	11,880
8,359	HomeAway, Inc.[d]	213,071
2,100	Hoya Corporation	81,380
6,500	IAC InterActiveCorp	396,175
2,300	iGATE Corporation[d]	81,420
2,200	International Business Machines Corporation	337,282
29,364	Juniper Networks, Inc.	667,444
3,700	LinkedIn Corporation[d]	831,538
5,800	Liquidity Services, Inc.[d]	44,892
4,183	Manhattan Associates, Inc.[d]	186,729
25,550	Marvell Technology Group, Ltd.	395,770
6,800	Maxim Integrated Products, Inc.	225,012
26,900	MaxLinear, Inc.[d]	216,545
3,305	Methode Electronics, Inc.	119,542
23,470	Microsoft Corporation	948,188
5,502	Monolithic Power Systems, Inc.	261,290
1,200	NEC Networks & System Integration Corporation	25,789
67,940	NetApp, Inc.	2,568,132
4,819	Newport Corporation[d]	89,248
44,856	NVIDIA Corporation	861,459
18,000	Oki Electric Industry Company, Ltd.	36,767
2,600	Optimal Payments plc[d]	13,456
29,850	Oracle Corporation	1,250,416
700	Orbotech, Ltd.[d]	10,801
300	Otsuka Corporation	10,358
11,482	Pace plc	57,624
12,504	Plantronics, Inc.	573,058
6,800	Polycom, Inc.[d]	90,440
15,135	Proofpoint, Inc.[d]	756,750
27,578	QUALCOMM, Inc.	1,722,522
5,800	Rackspace Hosting, Inc.[d]	260,768
8,600	Red Hat, Inc.[d]	548,594
400	Rohm Company, Ltd.	25,717
20,900	Salesforce.com, Inc.[d]	1,179,805
900	Samsung Electronic Company, LLC	554,076
8,700	Sanmina Corporation[d]	184,266
7,392	Sonus Networks, Inc.[d]	141,039
802	SPS Commerce, Inc.[d]	47,559
10,800	Symantec Corporation	267,516
1,850	Synaptics, Inc.[d]	142,099
4,350	Take-Two Interactive Software, Inc.[d]	129,282
1,550	TE Connectivity, Ltd.	102,905
11,800	Telefonaktiebolaget LM Ericsson	143,066
18,800	Teradata Corporation[d]	837,728
22,005	Teradyne, Inc.	398,290
18,880	Texas Instruments, Inc.	1,009,136
6,873	Textura Corporation[d]	171,413
11,900	Total System Services, Inc.	420,903
1,227	Tyler Technologies, Inc.[d]	130,160
2,198	Ultimate Software Group, Inc.[d]	325,326
3,700	Unisys Corporation[d]	81,141
9,100	Vantiv, Inc.[d]	312,949
28,742	Virtusa Corporation[d]	1,076,675
11,150	VMware, Inc.[d]	859,665
3,400	WebMD Health Corporation[d]	131,750
52,950	Xerox Corporation	697,351

Shares	Common Stock (18.1%)	Value

Information Technology (3.1%) - continued
20,800	Xilinx, Inc.	$802,360

	Total	55,337,509

Materials (0.8%)
3,000	Agnico Eagle Mines, Ltd.	101,160
18,200	Alcoa, Inc.	284,830
1,000	Asahi Kasei Corporation	9,876
2,100	Avery Dennison Corporation	109,767
2,900	Ball Corporation	183,657
17,800	Barrick Gold Corporation	227,484
8,480	Celanese Corporation	455,885
14,667	Centamin plc	14,817
19,559	Chemtura Corporation[d]	426,191
1,800	Clearwater Paper Corporation[d]	133,236
1,150	Compass Minerals International, Inc.	100,510
6,950	Crown Holdings, Inc.[d]	307,954
43,060	Dow Chemical Company	1,944,590
6,380	Eagle Materials, Inc.	454,384
5,600	Eastman Chemical Company	396,984
10,200	Eldorado Gold Corporation	48,756
8,300	Ferro Corporation[d]	92,379
2,300	Franco-Nevada Corporation	132,480
18,200	Freeport-McMoRan, Inc.	305,942
12,400	Goldcorp, Inc.	297,972
23,831	Graphic Packaging Holding Company[d]	345,073
500	Holmen AB	18,041
21,060	Horsehead Holding Corporation[d]	283,046
2,150	Innophos Holdings, Inc.	128,011
8,900	International Paper Company	468,674
16,800	Kinross Gold Corporation[d]	56,952
1,150	LyondellBasell Industries NV	90,954
900	Martin Marietta Materials, Inc.	96,966
13,200	Materials Select Sector SPDR Fund	629,508
3,150	MeadWestvaco Corporation	158,382
7,500	Newmont Mining Corporation	188,625
500	Novozymes AS	22,802
9,580	Nucor Corporation	418,167
15,650	Owens-Illinois, Inc.[d]	365,427
7,650	Packaging Corporation of America	580,252
10,669	PolyOne Corporation	379,710
7,100	Rexam plc	45,371
2,850	Rock-Tenn Company	184,965
8,750	Royal Gold, Inc.	634,025
3,850	Sealed Air Corporation	155,925
8,068	Silgan Holdings, Inc.	414,776
5,900	Silver Wheaton Corporation	135,523
2,000	Sonoco Products Company	88,400
13,850	Southern Copper Corporation	377,828
26,309	Steel Dynamics, Inc.	448,305
2,400	Stora Enso OYJ	23,286
4,000	Sumitomo Metal Mining Company, Ltd.	57,168
1,000	Sumitomo Seika Chemicals Company, Ltd.	7,086
10,300	Teck Resources, Ltd.	132,664
3,000	Tronox, Ltd.	63,420
3,200	UPM-Kymmene OYJ	56,247
1,900	Vulcan Materials Company	133,969
1,900	Westlake Chemical Corporation	108,889
2,000	Worthington Industries, Inc.	59,860
13,550	Yamana Gold, Inc.	55,690

	Total	13,442,841

Telecommunications Services (0.1%)
1,600	Belgacom SA	59,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (18.1%)	Value

Telecommunications Services (0.1%) - continued
47,500	Bezeq Israel Telecommunication Corporation, Ltd.	$75,753
9,374	BT Group plc	58,809
2,900	Elisa OYJ	77,139
2,300	Freenet AG	68,483
2,100	iiNet, Ltd.	12,188
36,220	KCOM Group plc	45,280
3,800	Nippon Telegraph & Telephone Corporation	224,910
8,900	Orange SA	156,578
1,160	TDC AS	8,585
1,600	Tele2 AB	18,100
20,912	Verizon Communications, Inc.	955,888
23,100	Vonage Holdings Corporation[d]	97,020

	Total	1,858,324

Utilities (0.4%)
68,000	A2A SPA	64,810
3,350	Atmos Energy Corporation	190,648
1,800	E.ON SE	27,864
8,200	Edison International, Inc.	558,830
28,700	Electricidade de Portugal SA	109,172
1,700	Endesa SA	33,928
20,000	Enel SPA	90,367
3,400	Fortum OYJ	72,524
1,700	Hokuriku Electric Power Company	24,025
8,800	IREN SPA	10,208
3,330	Laclede Group, Inc.	179,021
710	National Grid plc	9,982
10,350	NiSource, Inc.	447,741
11,020	NorthWestern Corporation	636,515
11,900	NRG Energy, Inc.	293,454
14,600	OGE Energy Corporation	513,628
27,810	PG&E Corporation	1,635,506
4,690	Portland General Electric Company	186,193
10,150	Public Service Enterprise Group, Inc.	433,202
200	Red Electrica Corporacion SA	17,040
3,700	Redes Energeticas Nacionais SGPS SA	10,493
2,304	Severn Trent plc	74,592
5,350	Southern Company	271,352
9,500	United Utilities Group plc	146,622
2,900	Vectren Corporation	138,968
8,200	Wisconsin Energy Corporation	457,314

	Total	6,633,999

	Total Common Stock (cost $280,228,249)	322,158,475

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Asset-Backed Securities (0.9%)
	Access Group, Inc.
187,282	0.668%, 2/25/2036[f,g]	184,884
	Ally Auto Receivables Trust 2013-SN1
147,822	0.720%, 5/20/2016	147,876
	BA Credit Card Trust
300,000	0.547%, 6/15/2021[g]	299,786
	Barclays Dryrock Issuance Trust
700,000	0.527%, 12/16/2019[g]	699,220
	Capital One Multi-Asset Execution Trust
400,000	0.547%, 1/18/2022[g]	399,656
	Chase Issuance Trust
425,000	1.150%, 1/15/2019	427,352

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Asset-Backed Securities (0.9%) - continued
	Chesapeake Funding, LLC
$394,951	0.618%, 1/7/2025[f,g]	$394,627
	Countrywide Asset-Backed Certificates
449,855	5.530%, 4/25/2047	444,343
	Edlinc Student Loan Funding Trust
63,134	3.180%, 10/1/2025*,g	63,924
	Enterprise Fleet Financing, LLC
496,279	1.060%, 3/20/2019[f]	497,368
477,965	0.870%, 9/20/2019[f]	478,159
	FirstEnergy Ohio PIRB Special Purpose Trust
109,457	0.679%, 1/15/2019	109,418
	FNA Trust
54,054	1.980%, 1/10/2018*	54,162
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025[f]	229,915
	GE Equipment Transportation, LLC
217,566	0.690%, 11/25/2016	217,687
	Golden Credit Card Trust
90,000	0.417%, 2/15/2018[f,g]	89,971
100,000	0.597%, 9/15/2018[f,g]	100,214
	GoldenTree Loan Opportunities IX, Ltd.
200,000	1.829%, 10/29/2026*,g	198,932
	GreatAmerica Leasing Receivables
526,905	0.610%, 5/15/2016[f]	527,012
	Hertz Fleet Lease Funding, LP
570,256	0.716%, 12/10/2027[f,g]	570,453
	Hyundai Floorplan Master Owner Trust
337,500	0.517%, 5/15/2018[f,g]	337,522
	Master Credit Card Trust
203,500	0.780%, 4/21/2017[f]	203,662
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045	736,907
700,000	3.246%, 12/15/2047	733,236
	Morgan Stanley Capital, Inc.
1,019,121	0.318%, 2/25/2037[g]	638,592
	Motor plc
100,000	0.668%, 2/15/2021[f]	100,035
305,267	0.648%, 8/25/2021[f,g]	305,427
	Ohio Phase-In-Recovery Funding, LLC
653,508	0.958%, 7/2/2018	654,680
	OZLM VIII, Ltd.
210,000	1.715%, 10/17/2026*,g	209,005
	Penarth Master Issuer plc
620,000	0.558%, 11/18/2017[f,g]	620,099
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036[h]	1,610,955
	SLM Student Loan Trust
376,958	0.767%, 7/15/2022[f,g]	377,229
434,053	0.767%, 8/15/2022[f,g]	434,424
384,289	0.656%, 4/25/2023[f,g]	384,472
75,000	1.217%, 5/17/2027[f,g]	75,503
	Vericrest Opportunity Loan Transferee
820,506	3.125%, 4/27/2054[f,h]	815,883
	Volvo Financial Equipment, LLC
234,525	0.740%, 3/15/2017[f]	234,767
750,000	0.820%, 4/16/2018[f]	750,392
	World Financial Network Credit Card Master Trust
225,000	0.547%, 12/15/2019[g]	224,977

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Asset-Backed Securities (0.9%) - continued
$250,000	0.910%, 3/16/2020	$250,105
	World Omni Automobile Lease Securitization Trust
450,000	1.400%, 2/15/2019	453,478
	World Omni Master Owner Trust
90,000	0.517%, 2/15/2018[f,g]	90,013

	Total	16,376,322

Basic Materials (0.2%)
	Albemarle Corporation
60,000	3.000%, 12/1/2019	61,113
	ArcelorMittal
325,000	6.000%, 3/1/2021	335,156
	Eastman Chemical Company
115,000	2.700%, 1/15/2020	117,627
	FMG Resources August 2006 Pty., Ltd.
144,444	6.875%, 2/1/2018[f,i]	139,750
	Freeport-McMoRan, Inc.
404,000	2.375%, 3/15/2018	390,027
145,000	4.000%, 11/14/2021	137,090
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[f]	137,567
	Goldcorp, Inc.
255,000	2.125%, 3/15/2018	255,436
	Hexion US Finance Corporation
270,000	8.875%, 2/1/2018	231,525
	Ineos Finance plc
270,000	7.500%, 5/1/2020[f]	285,525
	LyondellBasell Industries NV
293,000	6.000%, 11/15/2021	347,316
	Sappi Papier Holding GmbH
155,000	6.625%, 4/15/2021[f]	158,875
	Vale Overseas, Ltd.
276,000	6.250%, 1/23/2017	293,559
	Yamana Gold, Inc.
260,000	4.950%, 7/15/2024	263,330

	Total	3,153,896

Capital Goods (0.2%)
	BAE Systems plc
144,000	3.500%, 10/11/2016[f]	149,535
	Brand Energy & Infrastructure Services, Inc.
150,000	8.500%, 12/1/2021[f]	134,250
	CNH Capital, LLC
270,000	3.625%, 4/15/2018	266,625
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	325,000
	Harsco Corporation
291,000	2.700%, 10/15/2015	292,775
	Hutchison Whampoa Finance CI, Ltd.
210,000	1.625%, 10/31/2017[f]	208,352
	Ingersoll-Rand Global Holding Company, Ltd.
280,000	6.875%, 8/15/2018	326,954
	L-3 Communications Corporation
280,000	1.500%, 5/28/2017	278,352
	Martin Marietta Materials, Inc.
210,000	1.357%, 6/30/2017[g]	208,861
	Owens-Brockway Glass Container, Inc.
215,000	5.000%, 1/15/2022[f]	223,331

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Capital Goods (0.2%) - continued
	Raytheon Company
$210,000	4.200%, 12/15/2044	$237,011
	Reynolds Group Issuer, Inc.
269,675	5.750%, 10/15/2020	275,743
	Roper Industries, Inc.
288,000	2.050%, 10/1/2018	289,337
	RSC Equipment Rental, Inc.
270,000	8.250%, 2/1/2021	291,937
	Textron, Inc.
190,000	5.600%, 12/1/2017	208,580

	Total	3,716,643

Collateralized Mortgage Obligations (1.0%)
	Alm Loan Funding CLO
210,000	1.664%, 10/17/2026*,g	208,892
	Alternative Loan Trust
342,569	6.000%, 6/25/2036	320,869
	Apidos CLO XVIII
215,000	1.669%, 7/22/2026*,g	212,968
	Babson CLO, Ltd. 2014-II
210,000	1.656%, 10/17/2026*,g	208,499
	Birchwood Park CLO, Ltd.
210,000	1.693%, 7/15/2026*,g	209,006
	BlueMountain CLO, Ltd.
210,000	1.480%, 10/15/2026*,g	208,599
	Carlyle Global Market Strategies CLO, Ltd.
215,000	1.557%, 7/20/2023*,g	213,558
200,000	1.733%, 10/15/2026*,g	199,618
	Cent CLO 16, LP
210,000	1.482%, 8/1/2024*,g	208,218
	Cent CLO 22, Ltd.
200,000	1.713%, 11/7/2026*,g	198,617
	Citigroup Mortgage Loan Trust, Inc.
498,833	5.500%, 11/25/2035	461,028
	CitiMortgage Alternative Loan Trust
1,678,596	5.750%, 4/25/2037	1,442,465
	Countrywide Alternative Loan Trust
604,325	5.221%, 10/25/2035	512,201
525,465	6.000%, 4/25/2036	453,163
312,130	6.000%, 1/25/2037	287,924
1,533,200	5.500%, 5/25/2037	1,366,809
1,260,602	7.000%, 10/25/2037	930,480
	Countrywide Home Loans, Inc.
616,673	5.750%, 4/25/2037	569,350
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
184,910	5.500%, 10/25/2021	177,850
483,713	6.000%, 10/25/2021	426,678
	Dryden 34 Senior Loan Fund CLO
210,000	1.683%, 10/15/2026*,g	208,912
	Federal Home Loan Mortgage Corporation
1,155,924	3.000%, 2/15/2033[j]	142,582
	Federal National Mortgage Association
2,468,237	3.500%, 1/25/2033[j]	314,533
	GSR Mortgage Loan Trust
689,000	0.358%, 8/25/2046[g]	661,820
	J.P. Morgan Mortgage Trust
292,538	2.581%, 6/25/2036	248,565
150,642	2.508%, 10/25/2036	135,227
1,067,233	0.548%, 1/25/2037[g]	694,125
1,318,311	6.250%, 8/25/2037	1,060,652

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Collateralized Mortgage Obligations (1.0%) - continued
	Limerock CLO III, LLC
$650,000	1.759%, 10/20/2026*,g	$647,164
	Madison Park Funding XIV CLO, Ltd.
230,000	1.707%, 7/20/2026*,g	229,072
	MASTR Alternative Loans Trust
358,982	6.500%, 7/25/2034	367,794
732,942	0.618%, 12/25/2035[g]	396,310
	Merrill Lynch Alternative Note Asset Trust
373,656	6.000%, 3/25/2037	346,133
	Neuberger Berman CLO, Ltd.
150,000	1.702%, 8/4/2025*,g	148,980
	Octagon Investment Partners XX CLO, Ltd.
210,000	1.675%, 8/12/2026*,g	207,732
	OHA Loan Funding 2014-1, Ltd.
650,000	1.762%, 10/20/2026*,g	647,090
	Residential Asset Securitization Trust
1,018,061	0.548%, 8/25/2037[g]	373,999
	Symphony CLO XV, Ltd.
650,000	1.653%, 10/17/2026*,g	644,670
	Symphony CLO, Ltd.
210,000	1.352%, 1/9/2023*,g	209,034
	Voya CLO 2014-3, Ltd.
210,000	1.676%, 7/25/2026*,g	206,552
	WaMu Mortgage Pass Through Certificates
131,224	2.233%, 9/25/2036	117,408
495,464	2.265%, 10/25/2036	440,579

	Total	17,265,725

Commercial Mortgage-Backed Securities (0.8%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.628%, 4/10/2049	2,560,447
	Bear Stearns Commercial Mortgage Securities, Inc.
1,299,763	5.331%, 2/11/2044	1,388,553
	Commercial Mortgage Pass-Through Certificates
300,000	1.218%, 6/8/2030[f,g]	299,623
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,569,865
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,173,637
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
68,055	0.727%, 12/25/2016	68,148
	Federal National Mortgage Association
250,000	1.272%, 1/25/2017	251,900
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,743,754
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	1.117%, 12/15/2028[f,g]	400,039
1,200,000	5.699%, 2/12/2049	1,271,722
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048	627,152

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Commercial Mortgage-Backed Securities (0.8%) - continued
	LSTAR Commercial Mortgage Trust
$229,320	1.519%, 1/20/2041[f]	$229,280
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	800,663
	SCG Trust 2013-SRP1
200,000	1.567%, 11/15/2026[f,g]	200,193

	Total	15,584,976

Communications Services (0.6%)
	21st Century Fox America, Inc.
280,000	6.900%, 3/1/2019	334,504
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	268,650
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	282,270
	American Tower Corporation
140,000	7.000%, 10/15/2017	158,681
280,000	3.450%, 9/15/2021	286,429
	AT&T, Inc.
286,000	3.875%, 8/15/2021	306,325
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[f]	259,489
	CBS Corporation
100,000	2.300%, 8/15/2019	100,755
210,000	4.600%, 1/15/2045	219,898
	CC Holdings GS V, LLC
150,000	2.381%, 12/15/2017	152,294
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	288,900
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	216,500
	Cequel Communications Escrow I, LLC
325,000	6.375%, 9/15/2020[f]	338,000
	Columbus International, Inc.
325,000	7.375%, 3/30/2021[f]	334,344
	Comcast Corporation
145,000	4.650%, 7/15/2042	169,848
198,000	4.750%, 3/1/2044	239,212
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[f]	178,400
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[f]	141,309
	Digicel, Ltd.
325,000	6.000%, 4/15/2021[f]	304,688
	DIRECTV Holdings, LLC
198,000	1.750%, 1/15/2018	198,864
164,000	5.875%, 10/1/2019	191,123
108,000	4.450%, 4/1/2024	117,259
	Equinix, Inc.
215,000	5.750%, 1/1/2025	223,600
	Frontier Communications Corporation
215,000	6.875%, 1/15/2025	217,956
	Hughes Satellite Systems Corporation
270,000	6.500%, 6/15/2019	288,562
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019	280,462
	Level 3 Financing, Inc.
270,000	8.625%, 7/15/2020	294,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Communications Services (0.6%) - continued
	Nippon Telegraph & Telephone Corporation
$156,000	1.400%, 7/18/2017	$156,563
	Numericable-SFR
325,000	6.000%, 5/15/2022[f]	332,443
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[f]	177,229
	Sprint Communications, Inc.
269,675	9.000%, 11/15/2018[f]	310,800
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	262,814
	Time Warner Cable, Inc.
350,000	8.250%, 4/1/2019	433,274
165,000	5.000%, 2/1/2020	185,801
	T-Mobile USA, Inc.
325,000	6.125%, 1/15/2022	334,344
	Unitymedia Hessen GmbH & Company KG
160,000	5.500%, 1/15/2023[f]	166,000
	Univision Communications, Inc.
270,000	6.875%, 5/15/2019[f]	281,475
	UPCB Finance V, Ltd.
270,000	7.250%, 11/15/2021[f]	293,625
	Verizon Communications, Inc.
165,000	1.013%, 6/17/2019[g]	165,772
77,000	2.625%, 2/21/2020[f]	77,887
390,000	3.000%, 11/1/2021	395,679
210,000	5.150%, 9/15/2023	240,788
266,000	6.400%, 9/15/2033	344,057
144,000	5.050%, 3/15/2034	162,912
72,000	6.550%, 9/15/2043	97,260
	West Corporation
325,000	5.375%, 7/15/2022[f]	311,188
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[f]	195,000

	Total	11,317,668

Consumer Cyclical (0.4%)
	Alibaba Group Holding, Ltd.
280,000	2.500%, 11/28/2019[f]	280,852
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	289,094
	Cinemark USA, Inc.
270,000	4.875%, 6/1/2023	258,862
	Delphi Corporation
252,000	6.125%, 5/15/2021	273,735
	Ford Motor Company
146,000	7.450%, 7/16/2031	206,598
	Ford Motor Credit Company, LLC
315,000	1.684%, 9/8/2017	315,190
190,000	5.000%, 5/15/2018	207,768
300,000	2.597%, 11/4/2019	304,099
	General Motors Company
280,000	6.250%, 10/2/2043	348,677
	General Motors Financial Company, Inc.
270,000	3.250%, 5/15/2018	274,050
210,000	4.000%, 1/15/2025	214,589
	Hilton Worldwide Finance, LLC
325,000	5.625%, 10/15/2021	342,875
	Home Depot, Inc.
170,000	4.875%, 2/15/2044	210,354
	Hyundai Capital America
215,000	1.450%, 2/6/2017[f]	214,979

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Consumer Cyclical (0.4%) - continued
	Jaguar Land Rover Automotive plc
$270,000	5.625%, 2/1/2023[f]	$289,575
	KB Home
138,000	4.750%, 5/15/2019	131,790
	L Brands, Inc.
270,000	5.625%, 2/15/2022	292,950
	Lennar Corporation
270,000	4.125%, 12/1/2018	268,650
	Macy’s Retail Holdings, Inc.
82,000	4.375%, 9/1/2023	91,149
260,000	3.625%, 6/1/2024	273,469
	MGM Resorts International
325,000	6.000%, 3/15/2023	328,250
	Royal Caribbean Cruises, Ltd.
325,000	5.250%, 11/15/2022	346,937
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	148,160
132,000	4.000%, 12/31/2018	133,650
	Toyota Motor Credit Corporation
95,000	0.572%, 1/12/2018[g]	95,055
	TRW Automotive, Inc.
200,000	7.250%, 3/15/2017[f]	219,000
	Walgreens Boots Alliance, Inc.
175,000	2.700%, 11/18/2019	179,115

	Total	6,539,472

Consumer Non-Cyclical (0.5%)
	AbbVie, Inc.
385,000	2.000%, 11/6/2018	389,194
	Actavis Funding SCS
280,000	4.850%, 6/15/2044	292,228
	Altria Group, Inc.
180,000	9.700%, 11/10/2018	229,904
	B&G Foods, Inc.
90,000	4.625%, 6/1/2021	89,550
	Boston Scientific Corporation
315,000	2.650%, 10/1/2018	321,151
30,000	6.000%, 1/15/2020	34,523
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	268,128
	CareFusion Corporation
210,000	6.375%, 8/1/2019	247,061
	CHS/Community Health Systems, Inc.
270,000	7.125%, 7/15/2020	287,550
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	81,683
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022[f]	291,688
	Coventry Health Care, Inc.
252,000	5.950%, 3/15/2017	277,018
	CVS Health Corporation
60,000	2.250%, 8/12/2019	61,273
144,000	6.125%, 9/15/2039	197,770
	Endo Finance LLC & Endo Finco, Inc.
270,000	7.000%, 7/15/2019[f]	282,825
	Forest Laboratories, Inc.
290,000	4.375%, 2/1/2019[f]	311,318
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[f]	301,388
	Gilead Sciences, Inc.
210,000	4.500%, 2/1/2045	241,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Consumer Non-Cyclical (0.5%) - continued
	HCA, Inc.
$325,000	3.750%, 3/15/2019	$328,250
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[f]	377,974
	JBS Finance II, Ltd.
325,000	8.250%, 1/29/2018*	336,492
	Kroger Company
144,000	1.200%, 10/17/2016	144,411
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	91,026
280,000	4.700%, 2/1/2045	292,113
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017[i]	167,999
	Mattel, Inc.
165,000	1.700%, 3/15/2018	165,260
	Medco Health Solutions, Inc.
217,000	7.125%, 3/15/2018	252,590
	Medtronic, Inc.
300,000	4.375%, 3/15/2035[f]	333,278
	Mondelez International, Inc.
118,000	0.752%, 2/1/2019[g]	116,527
	Mylan, Inc.
180,000	7.875%, 7/15/2020[f]	191,450
	Pernod Ricard SA
144,000	2.950%, 1/15/2017[f]	148,384
144,000	5.750%, 4/7/2021[f]	168,317
	Perrigo Company, Ltd.
344,000	1.300%, 11/8/2016	343,998
	Safeway, Inc.
13,000	3.400%, 12/1/2016	13,290
	Spectrum Brands Escrow Corporation
270,000	6.375%, 11/15/2020	286,200
	Sysco Corporation
105,000	2.350%, 10/2/2019	107,427
70,000	4.350%, 10/2/2034	76,348
	Tenet Healthcare Corporation
325,000	8.125%, 4/1/2022	366,438
	Tyson Foods, Inc.
158,000	4.500%, 6/15/2022	176,735
	UnitedHealth Group, Inc.
60,000	2.875%, 12/15/2021	62,795
	Valeant Pharmaceuticals International
143,000	6.875%, 12/1/2018[f]	148,148
	Whirlpool Corporation
175,000	1.650%, 11/1/2017	176,445
	WM Wrigley Jr. Company
180,000	2.000%, 10/20/2017[f]	182,260

	Total	9,260,007

Energy (0.9%)
	Antero Resources Corporation
385,000	5.125%, 12/1/2022[f]	368,637
	Boardwalk Pipelines, Ltd.
243,000	5.875%, 11/15/2016	258,060
	Bonanza Creek Energy, Inc.
390,000	6.750%, 4/15/2021	349,050
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	265,978
	California Resources Corporation
460,000	6.000%, 11/15/2024[f,i]	374,325

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Energy (0.9%) - continued
	Calumet Specialty Products Partners, LP
$325,000	6.500%, 4/15/2021[f]	$281,125
	Canadian Natural Resources, Ltd.
245,000	1.750%, 1/15/2018	242,231
	Chaparral Energy, Inc.
460,000	7.625%, 11/15/2022	266,800
	Chesapeake Energy Corporation
310,000	4.875%, 4/15/2022	305,738
	CNOOC Nexen Finance 2014 ULC
216,000	1.625%, 4/30/2017	215,408
	CNPC General Capital, Ltd.
140,000	1.450%, 4/16/2016[f]	140,052
140,000	2.750%, 4/19/2017[f]	142,231
	Concho Resources, Inc.
579,675	5.500%, 10/1/2022	579,675
115,000	5.500%, 4/1/2023	115,000
	Continental Resources, Inc.
280,000	5.000%, 9/15/2022	266,000
	Crestwood Midstream Partners, LP
150,000	6.125%, 3/1/2022	145,875
	El Paso, LLC
195,000	7.800%, 8/1/2031	239,703
	Enbridge, Inc.
255,000	0.684%, 6/2/2017[g]	251,435
	Energy XXI Gulf Coast, Inc.
785,000	7.500%, 12/15/2021[i]	357,175
	Ensco plc
175,000	4.500%, 10/1/2024	169,268
	Enterprise Products Operating, LLC
280,000	2.550%, 10/15/2019	284,628
	EQT Corporation
165,000	5.150%, 3/1/2018	178,400
160,000	8.125%, 6/1/2019	193,514
	Halcon Resources Corporation
540,000	8.875%, 5/15/2021[i]	359,100
	Hess Corporation
256,000	8.125%, 2/15/2019	305,549
	Hornbeck Offshore Services, Inc.
115,000	5.875%, 4/1/2020	98,037
320,000	5.000%, 3/1/2021	254,400
	Jones Energy Holdings, LLC
540,000	6.750%, 4/1/2022[f]	432,000
	Kinder Morgan, Inc.
175,000	5.000%, 2/15/2021[f]	186,409
192,000	5.300%, 12/1/2034	201,370
	Laredo Petroleum, Inc.
385,000	5.625%, 1/15/2022	340,725
	Linn Energy, LLC
269,675	6.250%, 11/1/2019	205,627
425,000	8.625%, 4/15/2020	335,750
	Marathon Petroleum Corporation
70,000	3.625%, 9/15/2024	70,334
140,000	4.750%, 9/15/2044	137,468
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[f]	244,350
415,000	7.000%, 3/31/2024[f]	375,575
	Memorial Production Partners, LP
370,000	7.625%, 5/1/2021	332,075
	Oasis Petroleum, Inc.
270,000	6.500%, 11/1/2021	246,375
150,000	6.875%, 3/15/2022	138,094
	Offshore Group Investment, Ltd.
270,000	7.500%, 11/1/2019	175,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Energy (0.9%) - continued
$310,000	7.125%, 4/1/2023	$198,400
	Pacific Drilling SA
465,000	5.375%, 6/1/2020[f]	347,588
	Petroleos Mexicanos
120,000	2.378%, 4/15/2025	122,214
210,000	5.625%, 1/23/2046[f]	214,683
	Plains All American Pipeline, LP
245,000	3.600%, 11/1/2024	247,949
	Precision Drilling Corporation
305,000	5.250%, 11/15/2024[f]	245,525
	Range Resources Corporation
380,000	5.000%, 3/15/2023[i]	374,300
	Regency Energy Partners, LP
325,000	5.000%, 10/1/2022	339,625
	Rosetta Resources, Inc.
380,000	5.875%, 6/1/2024	346,750
	Sabine Pass Liquefaction, LLC
325,000	5.750%, 5/15/2024	326,625
	Samson Investment Company
540,000	9.750%, 2/15/2020	167,400
	Sinopec Capital 2013, Ltd.
252,000	1.250%, 4/24/2016[f]	251,512
	Southwestern Energy Company
175,000	7.500%, 2/1/2018	194,363
	Suncor Energy, Inc.
165,000	6.100%, 6/1/2018	186,381
210,000	3.600%, 12/1/2024	214,453
	Transocean, Inc.
296,000	6.000%, 3/15/2018	269,360
	Weatherford International, Ltd.
210,000	9.625%, 3/1/2019	223,878
	Whiting Petroleum Corporation
425,000	5.750%, 3/15/2021[i]	404,281
	Williams Companies, Inc.
140,000	3.700%, 1/15/2023	127,368

	Total	15,231,701

Financials (1.8%)
	Abbey National Treasury Services plc
225,000	0.665%, 9/29/2017[g]	224,519
144,000	3.050%, 8/23/2018	151,093
	ABN AMRO Bank NV
286,000	2.500%, 10/30/2018[f]	292,549
	Air Lease Corporation
175,000	2.125%, 1/15/2018	174,344
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	208,425
	American Express Credit Corporation
165,000	0.793%, 3/18/2019[g]	164,461
	American International Group, Inc.
80,000	2.300%, 7/16/2019	81,354
280,000	3.875%, 1/15/2035	287,042
	ANZ New Zealand International, Ltd.
231,000	1.400%, 4/27/2017[f]	231,304
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[f]	147,444
	Banco Santander Chile
200,000	1.152%, 4/11/2017[f,g]	199,130
	Bank of America Corporation
365,000	5.750%, 12/1/2017	405,060
205,000	1.317%, 3/22/2018[g]	206,584
390,000	5.650%, 5/1/2018	435,525
140,000	1.125%, 4/1/2019[g]	139,995
144,000	4.000%, 4/1/2024	155,099

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Financials (1.8%) - continued
$210,000	4.000%, 1/22/2025	$213,813
154,000	5.875%, 2/7/2042	200,638
280,000	8.000%, 12/29/2049[k]	299,740
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[f]	81,636
	Barclays Bank plc
220,000	10.179%, 6/12/2021[f]	301,213
	Barclays plc
210,000	2.750%, 11/8/2019	214,350
	BB&T Corporation
85,000	0.950%, 1/15/2020[g]	85,265
	BBVA Banco Continental SA
266,000	2.250%, 7/29/2016[f]	268,195
	Berkshire Hathaway Finance Corporation
100,000	0.553%, 1/12/2018[g]	100,028
	BioMed Realty, LP
216,000	2.625%, 5/1/2019	219,701
	BNP Paribas SA
298,000	2.375%, 9/14/2017	304,804
	BPCE SA
297,000	1.625%, 2/10/2017	298,955
	Caisse Centrale Desjardins du Quebec
115,000	0.918%, 1/29/2018[f,g]	114,983
	Capital One Financial Corporation
288,000	6.150%, 9/1/2016	309,373
180,000	2.450%, 4/24/2019	182,402
	Citigroup, Inc.
184,000	6.000%, 8/15/2017	203,708
280,000	1.850%, 11/24/2017	282,002
115,000	1.021%, 4/8/2019[g]	114,573
272,000	8.500%, 5/22/2019	342,802
188,000	4.050%, 7/30/2022	197,804
280,000	3.750%, 6/16/2024	294,934
	CoBank ACB
85,000	0.841%, 6/15/2022*,g	80,578
	Compass Bank
245,000	1.850%, 9/29/2017	246,172
210,000	2.750%, 9/29/2019	213,422
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
182,000	3.950%, 11/9/2022	190,424
	Credit Agricole SA
140,000	1.053%, 4/15/2019[f,g]	141,047
	Credit Suisse AG
184,000	5.400%, 1/14/2020	208,749
	CyrusOne, LP
270,000	6.375%, 11/15/2022	279,450
	DDR Corporation
280,000	9.625%, 3/15/2016	306,400
	Denali Borrower, LLC
325,000	5.625%, 10/15/2020[f]	347,750
	Deutsche Bank AG
230,000	1.350%, 5/30/2017	230,339
	Discover Bank
180,000	8.700%, 11/18/2019	224,786
	Discover Financial Services
144,000	6.450%, 6/12/2017	159,195
	DnB Boligkreditt AS
288,000	1.450%, 3/21/2018[f]	288,840
	Duke Realty, LP
70,000	3.875%, 2/15/2021	74,462
210,000	4.375%, 6/15/2022	229,224

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Financials (1.8%) - continued
	European Investment Bank
$215,000	1.875%, 3/15/2019	$220,815
180,000	2.125%, 10/15/2021	186,450
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	116,235
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	245,400
80,000	2.875%, 10/1/2021	82,343
	General Electric Capital Corporation
595,000	6.000%, 8/7/2019	703,841
150,000	1.241%, 3/15/2023[g]	150,693
280,000	6.750%, 3/15/2032	394,814
	Genworth Financial, Inc.
194,000	7.700%, 6/15/2020	195,734
	Goldman Sachs Group, Inc.
245,000	2.375%, 1/22/2018	249,781
150,000	1.455%, 4/30/2018[g]	151,820
120,000	1.332%, 11/15/2018[g]	121,109
219,000	7.500%, 2/15/2019	263,895
250,000	2.550%, 10/23/2019	253,433
286,000	5.375%, 3/15/2020	327,356
115,000	1.417%, 4/23/2020[g]	115,927
292,000	5.250%, 7/27/2021	334,848
350,000	3.500%, 1/23/2025	359,321
	Hartford Financial Services Group, Inc.
245,000	4.000%, 10/15/2017	262,001
208,000	5.125%, 4/15/2022	241,087
	HBOS plc
210,000	6.750%, 5/21/2018[f]	236,240
	HCP, Inc.
140,000	3.400%, 2/1/2025	141,398
	Health Care REIT, Inc.
240,000	4.700%, 9/15/2017	259,096
80,000	2.250%, 3/15/2018	81,103
	HSBC Bank plc
275,000	0.872%, 5/15/2018[f,g]	275,891
	HSBC Holdings plc
139,000	5.250%, 3/14/2044	166,137
350,000	5.625%, 12/29/2049[i,k]	354,813
	HSBC USA, Inc.
200,000	1.625%, 1/16/2018	200,905
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	73,492
	Icahn Enterprises, LP
325,000	6.000%, 8/1/2020	339,983
	ING Bank NV
216,000	4.125%, 11/21/2023	221,201
	ING Capital Funding Trust III
200,000	3.855%, 12/29/2049[g,k]	197,000
	International Lease Finance Corporation
219,000	2.191%, 6/15/2016[g]	218,080
	Intesa Sanpaolo SPA
216,000	3.125%, 1/15/2016	219,458
108,000	3.875%, 1/16/2018	113,621
210,000	3.875%, 1/15/2019	221,748
	J.P. Morgan Chase & Company
350,000	2.000%, 8/15/2017	354,677
115,000	1.800%, 1/25/2018	115,240
267,000	6.300%, 4/23/2019	313,208
72,000	3.200%, 1/25/2023	73,685
280,000	3.625%, 5/13/2024	294,311
140,000	3.875%, 9/10/2024	144,540
290,000	3.125%, 1/23/2025	292,320

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Financials (1.8%) - continued
$269,000	7.900%, 4/29/2049[k]	$289,091
	Kookmin Bank
216,000	1.131%, 1/27/2017[f,g]	217,374
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[f]	92,435
72,000	6.500%, 5/1/2042[f]	94,671
	Liberty Property, LP
193,000	5.500%, 12/15/2016	207,708
	Lloyds Banking Group plc
210,000	5.920%, 9/29/2049[f,k]	208,950
	Macquarie Bank, Ltd.
265,000	5.000%, 2/22/2017[f]	284,154
	Merrill Lynch & Company, Inc.
490,000	6.050%, 5/16/2016	518,737
203,000	6.400%, 8/28/2017	226,594
	MetLife, Inc.
175,000	1.903%, 12/15/2017	176,602
	Mizuho Bank, Ltd.
216,000	1.850%, 3/21/2018[f]	215,875
	Morgan Stanley
195,000	6.250%, 8/28/2017	217,194
245,000	1.875%, 1/5/2018	246,438
420,000	6.625%, 4/1/2018	479,948
100,000	1.536%, 4/25/2018[g]	101,271
115,000	1.396%, 1/27/2020[g]	115,831
180,000	4.875%, 11/1/2022	195,636
252,000	4.100%, 5/22/2023	260,786
175,000	4.300%, 1/27/2045	183,474
	National City Corporation
236,000	6.875%, 5/15/2019	280,812
	Pricoa Global Funding I
280,000	1.350%, 8/18/2017[f]	280,549
	Prologis, LP
270,000	7.375%, 10/30/2019	331,364
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	81,621
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,874
	Regions Bank
394,000	7.500%, 5/15/2018	461,961
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	130,050
209,000	5.000%, 6/1/2021	235,845
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[f]	112,074
	Royal Bank of Canada
252,000	2.200%, 7/27/2018	257,894
	Royal Bank of Scotland Group plc
140,000	1.197%, 3/31/2017[g]	140,263
490,000	5.125%, 5/28/2024	517,668
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	168,435
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[f]	178,598
	SLM Corporation
108,000	3.875%, 9/10/2015	108,675
	SpareBank 1 Boligkreditt AS
288,000	1.250%, 5/2/2018[f]	286,192
	Sumitomo Mitsui Banking Corporation
420,000	1.300%, 1/10/2017	420,599
140,000	0.834%, 1/16/2018[g]	140,262
	Suncorp-Metway, Ltd.
417,000	0.955%, 3/28/2017[f,g]	417,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Financials (1.8%) - continued
	Svenska Handelsbanken AB
$191,000	1.625%, 3/21/2018	$192,080
180,000	0.733%, 6/17/2019[g]	180,072
	Swedbank Hypotek AB
288,000	1.375%, 3/28/2018[f]	287,912
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[f,k]	178,330
	Synchrony Financial
85,000	3.000%, 8/15/2019	87,171
75,000	1.485%, 2/3/2020[c,g]	75,108
130,000	3.750%, 8/15/2021	135,961
	Toronto-Dominion Bank
105,000	0.792%, 11/5/2019[g]	105,294
	UBS AG/Stamford, Connecticut
162,000	5.875%, 12/20/2017	181,496
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	288,644
	WEA Finance, LLC
220,000	1.750%, 9/15/2017[f]	221,147
	Wells Fargo & Company
210,000	1.400%, 9/8/2017	211,333
115,000	0.935%, 1/30/2020[c,g]	115,168

	Total	32,465,562

Foreign Government (<0.1%)
	Eksportfinans ASA
154,000	5.500%, 5/25/2016	159,390
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[f]	190,968
	Mexico Government International Bond
175,000	4.600%, 1/23/2046	186,813
	Turkey Government International Bond
210,000	4.875%, 4/16/2043	219,691

	Total	756,862

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,287,500	3.000%, 2/1/2030[c]	4,508,825
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,129,470	1.961%, 6/1/2043[g]	1,166,825
4,787,500	4.000%, 2/1/2045[c]	5,124,869
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,525,000	3.500%, 2/1/2030[c]	7,989,287
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
526,380	2.082%, 1/1/2043[g]	548,628
903,933	2.059%, 3/1/2043[g]	943,254
846,555	1.730%, 7/1/2043[g]	869,384
1,969,675	2.017%, 7/1/2043[g]	2,038,412
1,723,521	2.101%, 8/1/2043[g]	1,786,721
18,550,000	3.500%, 2/1/2045[c]	19,597,494
16,350,000	4.000%, 2/1/2045[c]	17,509,828
17,104,000	4.500%, 2/1/2045[c]	18,562,516

	Total	80,646,043

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Technology (0.2%)
	Amphenol Corporation
$90,000	2.550%, 1/30/2019	$92,256
	Apple, Inc.
210,000	0.532%, 5/6/2019[g]	210,088
	Baidu, Inc.
200,000	2.750%, 6/9/2019	201,799
	EMC Corporation
252,000	1.875%, 6/1/2018	254,825
	Fidelity National Information Services, Inc.
245,000	1.450%, 6/5/2017	244,718
	First Data Corporation
270,000	7.375%, 6/15/2019[f]	283,162
	Freescale Semiconductor, Inc.
325,000	6.000%, 1/15/2022[f]	344,500
	Hewlett-Packard Company
252,000	5.400%, 3/1/2017	272,811
	Iron Mountain, Inc.
270,000	6.000%, 8/15/2023	282,825
	Micron Semiconductor Asia Pte, Ltd.
88,000	1.258%, 1/15/2019	87,861
	Samsung Electronics America, Inc.
128,000	1.750%, 4/10/2017[f]	129,216
	Tyco Electronics Group SA
252,000	6.550%, 10/1/2017	284,859
	Xerox Corporation
166,000	7.200%, 4/1/2016	177,620
	Xilinx, Inc.
110,000	2.125%, 3/15/2019	111,536

	Total	2,978,076

Transportation (0.2%)
	American Airlines Pass Through Trust
146,534	4.950%, 1/15/2023	158,843
	Avis Budget Car Rental, LLC
325,000	5.125%, 6/1/2022[f]	325,813
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	129,185
104,000	5.750%, 3/15/2033	131,709
	Continental Airlines, Inc.
175,973	4.150%, 4/11/2024	184,222
	CSX Corporation
126,000	3.700%, 11/1/2023	136,554
	Delta Air Lines, Inc.
200,000	6.750%, 5/23/2017	208,000
88,175	4.950%, 5/23/2019	94,402
37,188	4.750%, 5/7/2020	39,605
	ERAC USA Finance, LLC
162,000	1.400%, 4/15/2016[f]	162,711
84,000	2.800%, 11/1/2018[f]	87,102
	FedEx Corporation
350,000	3.900%, 2/1/2035	364,067
	Korea Expressway Corporation
216,000	1.625%, 4/28/2017[f]	215,701
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	232,438
	Union Pacific Corporation
280,000	3.875%, 2/1/2055	286,270
	Virgin Australia Holdings, Ltd.
64,429	5.000%, 10/23/2023[f]	66,926

	Total	2,823,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (18.1%)	Value

U.S. Government and Agencies (5.4%)
	U.S. Treasury Bonds
$550,000	5.250%, 11/15/2028	$769,355
1,175,000	4.375%, 5/15/2040	1,672,263
10,630,000	3.000%, 5/15/2042	12,291,767
	U.S. Treasury Notes
10,500,000	0.625%, 10/15/2016	10,538,556
7,570,000	0.875%, 11/15/2017	7,601,938
20,060,000	1.500%, 10/31/2019	20,367,159
5,190,000	1.875%, 6/30/2020	5,354,217
1,000,000	2.125%, 9/30/2021	1,041,797
1,685,000	1.625%, 8/15/2022	1,697,375
5,400,000	2.250%, 11/15/2024	5,676,750
12,900,000	3.625%, 2/15/2044	16,697,437
	U.S. Treasury Notes, TIPS
6,029,505	0.125%, 4/15/2018	6,129,366
7,061,805	0.125%, 1/15/2023	7,148,425

	Total	96,986,405

Utilities (0.5%)
	AES Corporation
270,000	7.375%, 7/1/2021	299,025
	American Electric Power Company, Inc.
160,000	1.650%, 12/15/2017	161,208
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	101,545
	Atlas Pipeline Partners, LP
270,000	4.750%, 11/15/2021	270,675
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020[f]	106,975
	Calpine Corporation
325,000	5.375%, 1/15/2023	328,250
	Commonwealth Edison Company
105,000	6.950%, 7/15/2018	122,369
	Dayton Power and Light Company
144,000	1.875%, 9/15/2016	145,687
	DCP Midstream Operating, LP
216,000	2.500%, 12/1/2017	215,177
	Dominion Gas Holdings, LLC
80,000	2.500%, 12/15/2019	82,026
	DTE Energy Company
320,000	2.400%, 12/1/2019	326,872
	Duke Energy Corporation
180,000	0.636%, 4/3/2017[g]	180,225
216,000	2.100%, 6/15/2018	220,931
	Dynegy Finance I, Inc.
200,000	6.750%, 11/1/2019[f]	205,500
	EDP Finance BV
210,000	4.125%, 1/15/2020[f]	214,989
	Enel Finance International NV
108,000	6.250%, 9/15/2017[f]	120,627
	Energy Transfer Partners, LP
64,000	9.700%, 3/15/2019	81,307
250,000	4.650%, 6/1/2021	267,766
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	225,956
100,000	7.034%, 1/15/2068	109,000
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	277,170
75,000	2.950%, 1/15/2020	76,275
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	91,360
	MarkWest Energy Partners, LP
315,000	4.875%, 12/1/2024[i]	316,575

Principal Amount	Long-Term Fixed Income (18.1%)	Value

Utilities (0.5%) - continued
	MidAmerican Energy Holdings Company
$131,000	1.100%, 5/15/2017	$130,412
168,000	5.750%, 4/1/2018	190,353
160,000	6.500%, 9/15/2037	224,977
	NiSource Finance Corporation
216,000	6.800%, 1/15/2019	257,163
	Northeast Utilities
85,000	1.600%, 1/15/2018	85,198
96,000	1.450%, 5/1/2018	95,614
	Northern States Power Company
315,000	4.125%, 5/15/2044	366,433
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	280,125
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	351,044
	PG&E Corporation
110,000	2.400%, 3/1/2019	112,097
	PPL Capital Funding, Inc.
379,000	1.900%, 6/1/2018	381,221
105,000	3.500%, 12/1/2022	110,587
	Sempra Energy
350,000	6.150%, 6/15/2018	401,466
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,853
	Southern Company
175,000	1.300%, 8/15/2017	175,657
	TransAlta Corporation
245,000	1.900%, 6/3/2017	245,275
	Williams Companies, Inc.
140,000	7.875%, 9/1/2021	159,317
	Williams Partners, LP
83,000	7.250%, 2/1/2017	91,432

	Total	8,261,714

	Total Long-Term Fixed Income (cost $312,051,666)	323,364,620

Shares	Collateral Held for Securities Loaned (0.1%)	Value

2,550,652	Thrivent Cash Management Trust	2,550,652

	Total Collateral Held for Securities Loaned (cost $2,550,652)	2,550,652

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.6%)[l]	Value

	Federal Home Loan Bank Discount Notes
6,000,000	0.078%, 2/4/2015	$5,999,948
5,000,000	0.055%, 2/6/2015	4,999,954
5,000,000	0.054%, 2/11/2015	4,999,917
21,000,000	0.072%, 2/13/2015[e]	20,999,453
5,000,000	0.050%, 2/18/2015	4,999,875
3,000,000	0.055%, 2/20/2015	2,999,908
6,000,000	0.041%, 2/27/2015	5,999,815
2,000,000	0.050%, 3/2/2015	1,999,917
5,000,000	0.100%, 3/4/2015	4,999,556
1,300,000	0.106%, 3/6/2015[e]	1,299,870
2,000,000	0.110%, 3/11/2015[e]	1,999,762
43,000,000	0.114%, 3/13/2015	42,994,439
13,000,000	0.105%, 3/18/2015	12,998,249
9,000,000	0.050%, 3/25/2015	8,999,338
2,000,000	0.110%, 4/6/2015[e]	1,999,603
100,000	0.090%, 4/10/2015[e]	99,983
5,600,000	0.099%, 4/22/2015[e]	5,598,758
29,100,000	0.090%, 4/24/2015[e]	29,093,962
	Federal National Mortgage Association Discount Notes
7,000,000	0.134%, 3/25/2015	6,998,619
	U.S. Treasury Bills
100,000	0.055%, 5/7/2015	99,986

	Total Short-Term Investments (at amortized cost)	170,180,912

	Total Investments (cost $1,656,514,691) 104.0%	$1,853,315,701

	Other Assets and Liabilities, Net (4.0%)	(70,598,931)

	Total Net Assets 100.0%	$1,782,716,770

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At January 30, 2015, $13,883,973 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $29,871,955 or 1.7% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
i	All or a portion of the security is on loan.
j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,462
Babson CLO, Ltd. 2014-II, 10/17/2026	8/15/2014	209,895
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	215,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	210,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	200,000
CoBank ACB, 6/15/2022	10/18/2013	80,447
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	63,617
FNA Trust, 1/10/2018	4/29/2013	54,052
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	199,800
JBS Finance II, Ltd., 1/29/2018	8/11/2014	338,384
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125
Symphony CLO, Ltd., 1/9/2023	9/15/2014	210,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	209,685

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$218,962,253
Gross unrealized depreciation	(22,161,243)

Net unrealized appreciation (depreciation)	$196,801,010
Cost for federal income tax purposes	$1,656,514,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,430,167	–	4,933,911	496,256
Capital Goods	2,669,340	–	2,669,340	–
Communications Services	26,827,784	–	25,532,606	1,295,178
Consumer Cyclical	10,077,335	–	10,077,335	–
Consumer Non-Cyclical	7,649,478	–	6,930,798	718,680
Energy	3,584,423	–	2,987,419	597,004
Financials	2,921,253	–	2,921,253	–
Technology	3,296,891	–	3,296,891	–
Transportation	2,817,636	–	2,345,409	472,227
Utilities	1,757,864	–	1,344,472	413,392
Affiliated Mutual Funds
Equity Mutual Funds	625,091,440	625,091,440	–	–
Fixed Income Mutual Funds	342,937,431	342,937,431	–	–
Long-Term Fixed Income
Asset-Backed Securities	16,376,322	–	16,258,236	118,086
Basic Materials	3,153,896	–	3,153,896	–
Capital Goods	3,716,643	–	3,716,643	–
Collateralized Mortgage Obligations	17,265,725	–	17,265,725	–
Commercial Mortgage-Backed Securities	15,584,976	–	15,584,976	–
Communications Services	11,317,668	–	11,317,668	–
Consumer Cyclical	6,539,472	–	6,539,472	–
Consumer Non-Cyclical	9,260,007	–	9,260,007	–
Energy	15,231,701	–	15,231,701	–
Financials	32,465,562	–	32,465,562	–
Foreign Government	756,862	–	756,862	–
Mortgage-Backed Securities	80,646,043	–	80,646,043	–
Technology	2,978,076	–	2,978,076	–
Transportation	2,823,548	–	2,823,548	–
U.S. Government and Agencies	96,986,405	–	96,986,405	–
Utilities	8,261,714	–	8,261,714	–
Common Stock
Consumer Discretionary	37,953,162	37,075,202	877,960	–
Consumer Staples	13,455,952	13,154,599	301,353	–
Energy	38,737,886	38,142,242	595,644	–
Financials	71,424,395	67,334,441	4,089,954	–
Health Care	45,138,972	44,184,019	954,953	–
Industrials	38,175,435	37,177,942	997,493	–
Information Technology	55,337,509	53,956,580	1,380,929	–
Materials	13,442,841	13,188,147	254,694	–
Telecommunications Services	1,858,324	1,052,908	805,416	–
Utilities	6,633,999	5,942,372	691,627	–
Collateral Held for Securities Loaned	2,550,652	2,550,652	–	–
Short-Term Investments	170,180,912	–	170,180,912	–
Total	$1,853,315,701	$1,281,787,975	$567,416,903	$4,110,823

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	17,604,073	17,604,073	–	–

Total Asset Derivatives	$17,604,073	$17,604,073	$–	$–

Liability Derivatives
Futures Contracts	4,782,636	4,782,636	–	–

Total Liability Derivatives	$4,782,636	$4,782,636	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(787)	March 2015	($172,227,519)	($172,955,551)	($728,032)
5-Yr. U.S. Treasury Bond Futures	37	March 2015	4,633,287	4,489,719	(143,568)
10-Yr. U.S. Treasury Bond Futures	293	March 2015	36,916,605	38,346,375	1,429,770
30-Yr. U.S. Treasury Bond Futures	592	March 2015	83,098,954	89,558,500	6,459,546
Eurex EURO STOXX 50 Futures	1,725	March 2015	57,688,561	65,007,176	7,318,615
Mini MSCI EAFE Index Futures	8	March 2015	696,670	706,640	9,970
Russell 2000 Index Mini-Futures	28	March 2015	3,192,328	3,251,360	59,032
S&P 400 Index Mini-Futures	(904)	March 2015	(125,487,524)	(129,398,560)	(3,911,036)
S&P 500 Index Futures	227	March 2015	112,550,255	112,841,700	291,445
Ultra Long Term U.S. Treasury Bond Futures	92	March 2015	14,426,555	16,462,250	2,035,695
Total Futures Contracts					$12,821,437

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015

Natural Resources	$26,094,578	$173,388	$–	2,806,260	$21,832,704	$173,388
Partner Small Cap Value	34,548,712	5,190,961	–	1,820,732	34,102,311	312,840
Small Cap Stock	20,367,428	1,946,991	–	983,191	20,007,943	–
Mid Cap Growth	17,934,192	1,600,169	–	814,587	18,263,047	–
Partner Mid Cap Value	38,711,952	4,991,967	–	2,904,640	39,096,453	204,783
Mid Cap Stock	67,352,823	7,347,748	–	2,958,126	67,149,471	387,676
Partner Worldwide Allocation	156,805,733	3,726,734	–	15,896,554	153,560,715	3,726,734
Large Cap Growth	101,611,209	1,567,654	–	11,519,487	100,219,534	3,341
Large Cap Value	136,214,577	6,464,195	–	6,867,914	132,962,818	1,849,402
Large Cap Stock	38,227,137	3,694,699	–	1,511,022	37,896,444	516,165
High Yield	48,900,495	677,271	2,697,520	9,278,405	45,464,186	677,185
Income	171,532,271	2,289,763	6,843,799	17,972,273	168,579,919	1,536,822
Government Bond	23,784,028	121,803	232,507	2,355,632	24,380,788	54,454
Limited Maturity Bond	111,032,275	406,747	7,260,053	8,374,402	104,512,538	406,941
Cash Management Trust-Collateral Investment	880,533	30,047,741	28,377,622	2,550,652	2,550,652	3,056
Total Value and Income Earned	993,997,943				970,579,523	9,852,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value

Basic Materials (0.3%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$348,363	3.750%, 2/1/2020	$340,960
	Fortescue Metals Group, Ltd., Term Loan
1,339,346	3.750%, 6/30/2019	1,171,928
	Ineos Group Holdings, Ltd., Term Loan
597,476	3.750%, 5/4/2018	581,182
	Wausau Paper Corporation, Term Loan
323,375	6.500%, 7/30/2020	322,567

	Total	2,416,637

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
471,258	3.750%, 10/9/2019	457,121
	Berry Plastics Group, Inc., Term Loan
776,175	3.500%, 2/8/2020	759,200
	Silver II Borrower, Term Loan
192,228	4.000%, 12/13/2019	179,614
	STHI Holding Corporation, Term Loan
94,763	4.500%, 8/6/2021	94,012

	Total	1,489,947

Communications Services (2.5%)
	Atlantic Broadband Penn, LLC, Term Loan
241,846	3.250%, 11/30/2019	236,102
	Birch Communication Inc., Term Loan
388,611	7.750%, 7/17/2020	380,839
	Cable & Wireless Communications plc, Term Loan
81,391	5.500%, 11/25/2016[b,c]	81,188
	Cengage Learning Acquisitions, Term Loan
1,136,413	7.000%, 3/31/2020	1,128,492
	Cequel Communications, LLC, Term Loan
242,091	3.500%, 2/14/2019	239,341
	Charter Communications Operating, LLC, Term Loan
103,425	3.000%, 7/1/2020	101,551
	Clear Channel Communications, Inc., Term Loan
4,158	3.821%, 1/29/2016	4,099
492,893	6.921%, 1/30/2019	458,948
158,523	7.671%, 7/30/2019	149,520
	Cumulus Media Holdings, Inc., Term Loan
486,556	4.250%, 12/23/2020	475,608
	Fairpoint Communications, Term Loan
515,813	7.500%, 2/14/2019	513,971
	Grande Communications Networks, LLC, Term Loan
300,428	4.500%, 5/29/2020	296,297
	Hargray Communications Group, Inc., Term Loan
548,664	5.250%, 6/26/2019	545,581
	IMG Worldwide, Inc., Term Loan
6,815,750	5.250%, 5/6/2021	6,633,974

Principal Amount	Bank Loans (5.0%)[a]	Value

Communications Services (2.5%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$299,663	5.250%, 2/22/2019	$294,919
105,000	9.750%, 2/21/2020	103,775
	Intelsat Jackson Holdings SA, Term Loan
336,057	3.750%, 6/30/2019	331,940
	Level 3 Communications, Inc., Term Loan
675,000	4.000%, 1/15/2020	668,533
	Level 3 Financing, Inc., Term Loan
200,000	4.500%, 1/31/2022	200,094
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
275,000	0.000%, 1/7/2022[b,c]	266,750
180,000	4.500%, 1/7/2022	176,175
	LTS Buyer, LLC, Term Loan
226,550	4.000%, 4/13/2020	221,283
16,445	8.000%, 4/12/2021	16,058
	McGraw-Hill Global Education, LLC, Term Loan
467,731	5.750%, 3/22/2019	467,497
	Mediacom Broadband, LLC, Term Loan
268,812	4.000%, 1/20/2020	265,788
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	30,486
	NEP/NCP Holdco, Inc., Term Loan
771,331	4.250%, 1/22/2020	746,903
	NTelos, Inc., Term Loan
161,287	5.750%, 11/9/2019	140,723
	Syniverse Holdings, Inc., Term Loan
407,199	4.000%, 4/23/2019	393,204
	TNS, Inc., Term Loan
304,177	5.000%, 2/14/2020	300,627
	Univision Communications, Inc., Term Loan
760,291	4.000%, 3/1/2020	748,415
	Virgin Media Investment Holdings, Ltd., Term Loan
640,000	3.500%, 6/7/2020	629,312
	WideOpenWest Finance, LLC, Term Loan
677,925	4.750%, 4/1/2019	672,841
	XO Communications, LLC, Term Loan
138,950	4.250%, 3/20/2021	137,445
	Yankee Cable Acquisition, LLC, Term Loan
393,489	4.500%, 3/1/2020	391,278
	Zayo Group, LLC, Term Loan
603,354	4.000%, 7/2/2019	596,795

	Total	19,046,352

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
324,188	5.000%, 8/1/2021	317,247
	Burlington Coat Factory Warehouse Corporation, Term Loan
304,948	4.250%, 8/13/2021	302,152
	Ceridian HCM Holding, Inc., Term Loan
116,333	4.500%, 9/15/2020	114,006
	Chrysler Group, LLC, Term Loan
333,944	3.500%, 5/24/2017	332,571

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.0%)[a]	Value

Consumer Cyclical (0.6%) - continued
	Golden Nugget, Inc., Delayed Draw
$57,915	5.500%, 11/21/2019	$57,215
	Golden Nugget, Inc., Term Loan
135,135	5.500%, 11/21/2019	133,503
	J.C. Penney Corporation, Inc., Term Loan
147,750	6.000%, 5/22/2018	146,249
	Las Vegas Sands, LLC, Term Loan
693,000	3.250%, 12/19/2020	687,733
	Marina District Finance Company, Inc., Term Loan
522,914	6.750%, 8/15/2018	520,519
	MGM Resorts International, Term Loan
328,300	3.500%, 12/20/2019	322,965
	Mohegan Tribal Gaming Authority, Term Loan
742,500	5.500%, 11/19/2019	717,092
	Rite Aid Corporation, Term Loan
160,000	5.750%, 8/21/2020	160,301
	ROC Finance, LLC, Term Loan
562,875	5.000%, 6/20/2019	523,474
	Seminole Indian Tribe of Florida, Term Loan
171,112	3.000%, 4/29/2020	170,310

	Total	4,505,337

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
465,315	5.375%, 3/21/2019	463,714
	Biomet, Inc., Term Loan
371,855	3.668%, 7/25/2017	370,926
	CHS/Community Health Systems, Inc., Term Loan
93,184	3.486%, 1/25/2017	92,602
248,366	4.250%, 1/27/2021	248,080
	Del Monte Corporation, Term Loan
62,564	3.500%, 3/9/2020	60,002
	Hologic, Inc., Term Loan
238,307	3.250%, 8/1/2019	237,547
	JBS USA, LLC, Term Loan
341,104	3.750%, 5/25/2018	337,693
	Roundy’s Supermarkets, Inc., Term Loan
494,621	5.750%, 3/3/2021	456,288
	Supervalu, Inc., Term Loan
470,710	4.500%, 3/21/2019	466,003
	Visant Corporation, Term Loan
616,191	7.000%, 9/23/2021	601,945

	Total	3,334,800

Energy (0.2%)
	Arch Coal, Inc., Term Loan
749,932	6.250%, 5/16/2018	535,669
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	154,408
	Expro Holdings UK 2, Ltd., Term Loan
149,625	5.750%, 9/2/2021	115,959
	Fieldwood Energy, LLC, Term Loan
29,557	8.375%, 9/30/2020	17,645
	Houston Fuel Oil Terminal, LLC, Term Loan
294,262	4.250%, 8/19/2021	279,549

Principal Amount	Bank Loans (5.0%)[a]	Value

Energy (0.2%) - continued
	McJunkin Red Man Corporation, Term Loan
$237,000	5.000%, 11/8/2019	$216,559
	Offshore Group Investment, Ltd., Term Loan
422,475	5.750%, 3/28/2019	256,303
	Pacific Drilling SA, Term Loan
201,925	4.500%, 6/3/2018	154,220

	Total	1,730,312

Financials (0.2%)
	DJO Finance, LLC, Term Loan
488,475	4.250%, 9/15/2017	486,795
	GEO Group, Inc., Term Loan
102,180	3.250%, 4/3/2020	101,286
	Harland Clarke Holdings Corporation, Term Loan
58,500	6.000%, 8/4/2019	58,445
	MoneyGram International, Inc., Term Loan
407,737	4.250%, 3/27/2020	377,361
	WaveDivision Holdings, LLC, Term Loan
627,200	4.000%, 10/15/2019	618,839

	Total	1,642,726

Technology (0.2%)
	First Data Corporation, Term Loan
530,000	3.668%, 3/23/2018	519,898
275,000	3.668%, 9/24/2018	269,844
	Freescale Semiconductor, Inc., Term Loan
373,378	4.250%, 2/28/2020	367,778
230,088	5.000%, 1/15/2021	230,152
	Infor US, Inc., Term Loan
305,215	3.750%, 6/3/2020	297,648

	Total	1,685,320

Transportation (0.2%)
	American Airlines, Inc., Term Loan
423,550	3.750%, 6/27/2019	419,581
	Delta Air Lines, Inc., Term Loan
396,900	3.250%, 4/20/2017	395,411
	OSG Bulk Ships, Inc., Term Loan
238,800	5.250%, 8/5/2019	236,114
	United Airlines, Inc., Term Loan
255,450	3.500%, 4/1/2019	252,686
49,875	3.750%, 9/15/2021	49,376

	Total	1,353,168

Utilities (0.2%)
	Calpine Corporation, Term Loan
78,372	4.000%, 4/1/2018	77,784
542,512	4.000%, 10/9/2019	535,791
	Intergen NV, Term Loan
197,000	5.500%, 6/15/2020	194,537
	NGPL PipeCo, LLC, Term Loan
319,710	6.750%, 9/15/2017 [b,c]	299,501

	Total	1,107,613

	Total Bank Loans (cost $39,510,728)	38,312,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Affiliated Mutual Funds (43.5%)	Value

Equity Mutual Funds (21.6%)
1,226,464	Thrivent Natural Resources Fund	$9,541,890
435,894	Thrivent Partner Small Cap Value Fund	8,164,286
186,958	Thrivent Small Cap Stock Fund	3,804,595
1,585,072	Thrivent Partner Mid Cap Value Fund	21,335,065
481,763	Thrivent Mid Cap Stock Fund	10,936,015
4,704,208	Thrivent Partner Worldwide Allocation Fund	45,442,651
2,305,825	Thrivent Large Cap Growth Fund	20,060,675
2,320,020	Thrivent Large Cap Value Fund	44,915,594
39,225	Thrivent Large Cap Stock Fund	983,775

	Total	165,184,546

Fixed Income Mutual Funds (21.9%)
4,584,901	Thrivent High Yield Fund	22,466,017
6,487,077	Thrivent Income Fund	60,848,784
1,072,056	Thrivent Government Bond Fund	11,095,784
5,878,727	Thrivent Limited Maturity Bond Fund	73,366,519

	Total	167,777,104

	Total Affiliated Mutual Funds (cost $288,791,604)	332,961,650

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Asset-Backed Securities (1.8%)
	Access Group, Inc.
337,108	0.668%, 2/25/2036[d,e]	332,791
	Ally Auto Receivables Trust 2013-SN1
266,079	0.720%, 5/20/2016	266,176
	BA Credit Card Trust
220,000	0.547%, 6/15/2021[e]	219,843
	Capital One Multi-Asset Execution Trust
300,000	0.547%, 1/18/2022[e]	299,742
	Chase Issuance Trust
300,000	1.150%, 1/15/2019	301,660
	Chesapeake Funding, LLC
394,951	0.618%, 1/7/2025[d,e]	394,627
	Countrywide Asset-Backed Certificates
449,855	5.530%, 4/25/2047	444,343
	Edlinc Student Loan Funding Trust
252,537	3.180%, 10/1/2025*,e	255,694
	FirstEnergy Ohio PIRB Special Purpose Trust
197,022	0.679%, 1/15/2019	196,953
	FNA Trust
97,298	1.980%, 1/10/2018*	97,492
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025[d]	173,714
	GE Equipment Transportation, LLC
391,619	0.690%, 11/25/2016	391,836
	Golden Credit Card Trust
360,000	0.417%, 2/15/2018[d,e]	359,885
400,000	0.597%, 9/15/2018[d,e]	400,854
	GoldenTree Loan Opportunities IX, Ltd.
175,000	1.829%, 10/29/2026*,e	174,066
	GreatAmerica Leasing Receivables
395,179	0.610%, 5/15/2016[d]	395,259
	Hertz Fleet Lease Funding, LP
427,692	0.716%, 12/10/2027[d,e]	427,839

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Asset-Backed Securities (1.8%) - continued
	Hyundai Floorplan Master Owner Trust
$607,500	0.517%, 5/15/2018[d,e]	$607,539
	Master Credit Card Trust
366,300	0.780%, 4/21/2017[d]	366,592
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045	710,589
675,000	3.246%, 12/15/2047	707,049
	Morgan Stanley Capital, Inc.
703,929	0.318%, 2/25/2037[e]	441,090
	Motor plc
180,000	0.668%, 2/15/2021[d]	180,063
	OZLM VIII, Ltd.
170,000	1.715%, 10/17/2026*,e	169,195
	Penarth Master Issuer plc
460,000	0.558%, 11/18/2017[d,e]	460,073
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036[f]	1,625,086
	SLM Student Loan Trust
182,120	0.767%, 8/15/2022[d,e]	182,276
274,492	0.656%, 4/25/2023[d,e]	274,623
300,000	1.217%, 5/17/2027[d,e]	302,011
	Vericrest Opportunity Loan Transferee
758,968	3.125%, 4/27/2054[d,f]	754,692
	Volvo Financial Equipment, LLC
422,145	0.740%, 3/15/2017[d]	422,581
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	450,189
	World Omni Automobile Lease Securitization Trust
425,000	1.400%, 2/15/2019	428,285
	World Omni Master Owner Trust
360,000	0.517%, 2/15/2018[d,e]	360,053

	Total	13,574,760

Basic Materials (0.3%)
	Albemarle Corporation
45,000	3.000%, 12/1/2019	45,835
	ArcelorMittal
310,000	6.000%, 3/1/2021	319,687
	Eastman Chemical Company
95,000	2.700%, 1/15/2020	97,170
	FMG Resources August 2006 Pty., Ltd.
137,778	6.875%, 2/1/2018[d,g]	133,300
	Freeport-McMoRan, Inc.
359,000	2.375%, 3/15/2018	346,583
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[d]	112,092
	Goldcorp, Inc.
185,000	2.125%, 3/15/2018	185,317
	Hexion US Finance Corporation
315,000	8.875%, 2/1/2018	270,112
	Ineos Finance plc
315,000	7.500%, 5/1/2020[d]	333,113
	LyondellBasell Industries NV
190,000	6.000%, 11/15/2021	225,222
	Sappi Papier Holding GmbH
180,000	6.625%, 4/15/2021[d]	184,500
	Vale Overseas, Ltd.
168,000	6.250%, 1/23/2017	178,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Basic Materials (0.3%) - continued
	Yamana Gold, Inc.
$190,000	4.950%, 7/15/2024	$192,433

	Total	2,624,052

Capital Goods (0.4%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[d]	103,843
	CNH Capital, LLC
315,000	3.625%, 4/15/2018	311,063
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	310,000
	Harsco Corporation
168,000	2.700%, 10/15/2015	169,025
	Hutchison Whampoa Finance CI, Ltd.
146,000	1.625%, 10/31/2017[d]	144,854
	Ingersoll-Rand Global Holding Company, Ltd.
208,000	6.875%, 8/15/2018	242,880
	L-3 Communications Corporation
208,000	1.500%, 5/28/2017	206,776
	Martin Marietta Materials, Inc.
150,000	1.357%, 6/30/2017[e]	149,186
	Owens-Brockway Glass Container, Inc.
210,000	5.000%, 1/15/2022[d]	218,138
	Raytheon Company
150,000	4.200%, 12/15/2044	169,293
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	321,153
	Roper Industries, Inc.
216,000	2.050%, 10/1/2018	217,003
	RSC Equipment Rental, Inc.
315,000	8.250%, 2/1/2021	340,594
	Textron, Inc.
135,000	5.600%, 12/1/2017	148,202

	Total	3,052,010

Collateralized Mortgage Obligations (1.7%)
	Alm Loan Funding CLO
170,000	1.664%, 10/17/2026*,e	169,103
	Alternative Loan Trust
371,116	6.000%, 6/25/2036	347,608
	Apidos CLO XVIII
175,000	1.669%, 7/22/2026*,e	173,346
	Babson CLO, Ltd. 2014-II
170,000	1.656%, 10/17/2026*,e	168,785
	Birchwood Park CLO, Ltd.
170,000	1.693%, 7/15/2026*,e	169,196
	BlueMountain CLO, Ltd.
170,000	1.480%, 10/15/2026*,e	168,865
	Carlyle Global Market Strategies CLO, Ltd.
175,000	1.557%, 7/20/2023*,e	173,827
175,000	1.733%, 10/15/2026*,e	174,666
	Cent CLO 16, LP
170,000	1.482%, 8/1/2024*,e	168,558
	Cent CLO 22, Ltd.
175,000	1.713%, 11/7/2026*,e	173,790
	Citigroup Mortgage Loan Trust, Inc.
266,044	5.500%, 11/25/2035	245,881
	CitiMortgage Alternative Loan Trust
863,278	5.750%, 4/25/2037	741,839

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Collateralized Mortgage Obligations (1.7%) - continued
	Countrywide Alternative Loan Trust
$588,422	5.221%, 10/25/2035	$498,722
300,317	6.500%, 8/25/2036	228,070
166,469	6.000%, 1/25/2037	153,560
1,022,133	5.500%, 5/25/2037	911,206
837,334	7.000%, 10/25/2037	618,056
	Countrywide Home Loans, Inc.
308,337	5.750%, 4/25/2037	284,675
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
98,619	5.500%, 10/25/2021	94,853
263,844	6.000%, 10/25/2021	232,733
	Dryden 34 Senior Loan Fund CLO
170,000	1.683%, 10/15/2026*,e	169,119
	Federal Home Loan Mortgage Corporation
1,593,585	3.000%, 4/15/2028[h]	160,995
1,198,737	3.000%, 2/15/2033[h]	147,863
	Federal National Mortgage Association
2,550,512	3.500%, 1/25/2033[h]	325,018
	Greenpoint Mortgage Funding Trust
897,468	0.368%, 10/25/2045[e]	689,608
	J.P. Morgan Mortgage Trust
80,342	2.508%, 10/25/2036	72,121
733,722	0.548%, 1/25/2037[e]	477,211
878,874	6.250%, 8/25/2037	707,102
	Limerock CLO III, LLC
500,000	1.759%, 10/20/2026*,e	497,819
	Madison Park Funding XIV CLO, Ltd.
190,000	1.707%, 7/20/2026*,e	189,233
	MASTR Alternative Loans Trust
190,709	6.500%, 7/25/2034	195,391
549,706	0.618%, 12/25/2035[e]	297,232
	Merrill Lynch Alternative Note Asset Trust
199,283	6.000%, 3/25/2037	184,604
	Neuberger Berman CLO, Ltd.
150,000	1.702%, 8/4/2025*,e	148,981
	Octagon Investment Partners XX CLO, Ltd.
170,000	1.675%, 8/12/2026*,e	168,164
	OHA Loan Funding 2014-1, Ltd.
500,000	1.762%, 10/20/2026*,e	497,761
	Residential Accredit Loans, Inc.
176,365	5.750%, 9/25/2035	159,283
	Residential Asset Securitization Trust
769,754	0.548%, 8/25/2037[e]	282,780
	Sequoia Mortgage Trust
1,201,666	3.256%, 9/20/2046	997,648
	Symphony CLO XV, Ltd.
500,000	1.653%, 10/17/2026*,e	495,900
	Symphony CLO, Ltd.
170,000	1.352%, 1/9/2023*,e	169,218
	Voya CLO 2014-3, Ltd.
170,000	1.676%, 7/25/2026*,e	167,208
	WaMu Mortgage Pass Through Certificates
195,310	2.233%, 9/25/2036	174,747
177,055	2.265%, 10/25/2036	157,441

	Total	13,429,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Commercial Mortgage-Backed Securities (1.4%)
	Banc of America Commercial Mortgage, Inc.
$1,600,000	5.628%, 4/10/2049	$1,706,965
	Bear Stearns Commercial Mortgage Securities, Inc.
866,508	5.331%, 2/11/2044	925,702
	Commercial Mortgage Pass-Through Certificates
540,000	1.218%, 6/8/2030[d,e]	539,321
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,820,321
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,957,076
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
272,221	0.727%, 12/25/2016	272,594
	Federal National Mortgage Association
450,000	1.272%, 1/25/2017	453,420
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,089,846
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.117%, 12/15/2028[d,e]	300,029
800,000	5.699%, 2/12/2049	847,814
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048	574,890
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	533,775
	SCG Trust 2013-SRP1
150,000	1.567%, 11/15/2026[d,e]	150,145

	Total	11,171,898

Communications Services (1.2%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	226,985
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	313,425
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	183,699
	American Tower Corporation
104,000	7.000%, 10/15/2017	117,877
195,000	3.450%, 9/15/2021	199,477
	AT&T, Inc.
168,000	3.875%, 8/15/2021	179,939
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[d]	183,169
	CBS Corporation
80,000	2.300%, 8/15/2019	80,604
150,000	4.600%, 1/15/2045	157,070
	CC Holdings GS V, LLC
116,000	2.381%, 12/15/2017	117,774
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	337,050
	CenturyLink, Inc.
250,000	6.450%, 6/15/2021	270,625
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[d]	180,031
	Comcast Corporation
100,000	4.650%, 7/15/2042	117,137

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Communications Services (1.2%) - continued
$132,000	4.750%, 3/1/2044	$159,475
	Cox Communications, Inc.
104,000	9.375%, 1/15/2019[d]	132,526
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[d]	104,673
	Digicel, Ltd.
310,000	6.000%, 4/15/2021[d]	290,625
	DIRECTV Holdings, LLC
132,000	1.750%, 1/15/2018	132,576
112,000	5.875%, 10/1/2019	130,523
81,000	4.450%, 4/1/2024	87,944
	Equinix, Inc.
210,000	5.750%, 1/1/2025	218,400
	FairPoint Communications, Inc.
225,000	8.750%, 8/15/2019[d]	230,063
	Frontier Communications Corporation
210,000	6.875%, 1/15/2025	212,888
	Hughes Satellite Systems Corporation
315,000	6.500%, 6/15/2019	336,656
	Intelsat Jackson Holdings SA
315,000	7.250%, 4/1/2019	327,206
	Level 3 Financing, Inc.
315,000	8.625%, 7/15/2020	343,508
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	120,433
	Numericable-SFR
310,000	6.000%, 5/15/2022[d]	317,099
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[d]	131,656
	Sprint Communications, Inc.
314,086	9.000%, 11/15/2018[d]	361,984
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	197,111
	Time Warner Cable, Inc.
250,000	8.250%, 4/1/2019	309,481
110,000	5.000%, 2/1/2020	123,867
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	318,913
	Unitymedia Hessen GmbH & Company KG
190,000	5.500%, 1/15/2023[d]	197,125
	Univision Communications, Inc.
315,000	6.875%, 5/15/2019[d]	328,387
	UPCB Finance V, Ltd.
315,000	7.250%, 11/15/2021[d]	342,562
	Verizon Communications, Inc.
125,000	1.013%, 6/17/2019[e]	125,585
60,000	2.625%, 2/21/2020[d]	60,691
290,000	3.000%, 11/1/2021	294,223
156,000	5.150%, 9/15/2023	178,871
168,000	6.400%, 9/15/2033	217,299
100,000	5.050%, 3/15/2034	113,133
56,000	6.550%, 9/15/2043	75,647
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[d]	195,000

	Total	9,380,992

Consumer Cyclical (0.7%)
	Alibaba Group Holding, Ltd.
200,000	2.500%, 11/28/2019[d]	200,609
	Chrysler Group, LLC
320,000	8.000%, 6/15/2019	336,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Consumer Cyclical (0.7%) - continued
	Cinemark USA, Inc.
$315,000	4.875%, 6/1/2023	$302,006
	Delphi Corporation
168,000	6.125%, 5/15/2021	182,490
	Ford Motor Company
95,000	7.450%, 7/16/2031	134,430
	Ford Motor Credit Company, LLC
225,000	1.684%, 9/8/2017	225,136
130,000	5.000%, 5/15/2018	142,157
155,000	2.597%, 11/4/2019	157,118
	General Motors Company
208,000	6.250%, 10/2/2043	259,017
	General Motors Financial Company, Inc.
315,000	3.250%, 5/15/2018	319,725
150,000	4.000%, 1/15/2025	153,277
	Hilton Worldwide Finance, LLC
310,000	5.625%, 10/15/2021	327,050
	Home Depot, Inc.
115,000	4.875%, 2/15/2044	142,298
	Hyundai Capital America
143,000	1.450%, 2/6/2017[d]	142,986
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[d]	337,837
	KB Home
160,000	4.750%, 5/15/2019	152,800
	L Brands, Inc.
315,000	5.625%, 2/15/2022	341,775
	Lennar Corporation
315,000	4.125%, 12/1/2018	313,425
	Macy’s Retail Holdings, Inc.
55,000	4.375%, 9/1/2023	61,137
150,000	3.625%, 6/1/2024	157,771
	MGM Resorts International
310,000	6.000%, 3/15/2023	313,100
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	115,750
91,000	4.000%, 12/31/2018	92,137
	Toyota Motor Credit Corporation
75,000	0.572%, 1/12/2018[e]	75,043
	TRW Automotive, Inc.
140,000	7.250%, 3/15/2017[d]	153,300
	Walgreens Boots Alliance, Inc.
125,000	2.700%, 11/18/2019	127,940

	Total	5,266,714

Consumer Non-Cyclical (1.0%)
	AbbVie, Inc.
275,000	2.000%, 11/6/2018	277,996
	Actavis Funding SCS
200,000	4.850%, 6/15/2044	208,734
	Altria Group, Inc.
135,000	9.700%, 11/10/2018	172,428
	B&G Foods, Inc.
90,000	4.625%, 6/1/2021	89,550
	Boston Scientific Corporation
225,000	2.650%, 10/1/2018	229,394
25,000	6.000%, 1/15/2020	28,770
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	201,096
	CareFusion Corporation
156,000	6.375%, 8/1/2019	183,531

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Consumer Non-Cyclical (1.0%) - continued
	CHS/Community Health Systems, Inc.
$315,000	7.125%, 7/15/2020	$335,475
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	66,367
	Coventry Health Care, Inc.
198,000	5.950%, 3/15/2017	217,657
	CVS Health Corporation
50,000	2.250%, 8/12/2019	51,061
108,000	6.125%, 9/15/2039	148,328
	Endo Finance LLC & Endo Finco, Inc.
315,000	7.000%, 7/15/2019[d]	329,962
	Forest Laboratories, Inc.
225,000	4.375%, 2/1/2019[d]	241,540
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[d]	351,619
	Gilead Sciences, Inc.
150,000	4.500%, 2/1/2045	172,572
	HCA, Inc.
310,000	3.750%, 3/15/2019	313,100
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[d]	430,036
	JBS Finance II, Ltd.
310,000	8.250%, 1/29/2018*	320,962
	Kroger Company
112,000	1.200%, 10/17/2016	112,320
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	75,855
200,000	4.700%, 2/1/2045	208,652
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017[g]	131,565
	Mattel, Inc.
135,000	1.700%, 3/15/2018	135,213
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	164,125
	Medtronic, Inc.
210,000	4.375%, 3/15/2035[d]	233,295
	Mondelez International, Inc.
87,000	0.752%, 2/1/2019[e]	85,914
	Mylan, Inc.
122,000	7.875%, 7/15/2020[d]	129,760
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[d]	115,410
108,000	5.750%, 4/7/2021[d]	126,238
	Perrigo Company, Ltd.
308,000	1.300%, 11/8/2016	307,998
	Safeway, Inc.
10,000	3.400%, 12/1/2016	10,223
	Spectrum Brands Escrow Corporation
315,000	6.375%, 11/15/2020	333,900
	Sysco Corporation
75,000	2.350%, 10/2/2019	76,733
50,000	4.350%, 10/2/2034	54,535
	Tenet Healthcare Corporation
310,000	8.125%, 4/1/2022	349,525
	Tyson Foods, Inc.
117,000	4.500%, 6/15/2022	130,873
	UnitedHealth Group, Inc.
45,000	2.875%, 12/15/2021	47,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Consumer Non-Cyclical (1.0%) - continued
	Valeant Pharmaceuticals International
$167,000	6.875%, 12/1/2018[d]	$173,012
	Whirlpool Corporation
125,000	1.650%, 11/1/2017	126,032
	WM Wrigley Jr. Company
140,000	2.000%, 10/20/2017[d]	141,758

	Total	7,640,210

Energy (1.2%)
	Antero Resources Corporation
165,000	5.125%, 12/1/2022[d]	157,987
	Boardwalk Pipelines, Ltd.
172,000	5.875%, 11/15/2016	182,660
	Bonanza Creek Energy, Inc.
165,000	6.750%, 4/15/2021	147,675
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	167,986
	California Resources Corporation
200,000	6.000%, 11/15/2024[d]	162,750
	Calumet Specialty Products Partners, LP
310,000	6.500%, 4/15/2021[d]	268,150
	Canadian Natural Resources, Ltd.
175,000	1.750%, 1/15/2018	173,022
	Chaparral Energy, Inc.
200,000	7.625%, 11/15/2022	116,000
	Chesapeake Energy Corporation
130,000	4.875%, 4/15/2022	128,213
	CNOOC Nexen Finance 2014 ULC
168,000	1.625%, 4/30/2017	167,539
	CNPC General Capital, Ltd.
104,000	1.450%, 4/16/2016[d]	104,039
104,000	2.750%, 4/19/2017[d]	105,657
	Concho Resources, Inc.
444,086	5.500%, 10/1/2022	444,086
50,000	5.500%, 4/1/2023	50,000
	Continental Resources, Inc.
208,000	5.000%, 9/15/2022	197,600
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022	165,325
	El Paso, LLC
140,000	7.800%, 8/1/2031	172,094
	Enbridge, Inc.
184,000	0.684%, 6/2/2017[e]	181,427
	Energy XXI Gulf Coast, Inc.
200,000	7.500%, 12/15/2021[g]	91,000
	Ensco plc
125,000	4.500%, 10/1/2024	120,906
	Enterprise Products Operating, LLC
200,000	2.550%, 10/15/2019	203,306
	EQT Corporation
99,000	5.150%, 3/1/2018	107,040
118,000	8.125%, 6/1/2019	142,717
	Halcon Resources Corporation
230,000	8.875%, 5/15/2021[g]	152,950
	Hess Corporation
200,000	8.125%, 2/15/2019	238,710
	Hornbeck Offshore Services, Inc.
50,000	5.875%, 4/1/2020	42,625
140,000	5.000%, 3/1/2021	111,300
	Jones Energy Holdings, LLC
230,000	6.750%, 4/1/2022[d]	184,000

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Energy (1.2%) - continued
	Kinder Morgan, Inc.
$125,000	5.000%, 2/15/2021[d]	$133,150
137,000	5.300%, 12/1/2034	143,686
	Laredo Petroleum, Inc.
165,000	5.625%, 1/15/2022	146,025
	Linn Energy, LLC
314,086	6.250%, 11/1/2019	239,491
180,000	8.625%, 4/15/2020	142,200
	Marathon Petroleum Corporation
50,000	3.625%, 9/15/2024	50,239
100,000	4.750%, 9/15/2044	98,191
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[d]	285,075
175,000	7.000%, 3/31/2024[d]	158,375
	Memorial Production Partners, LP
150,000	7.625%, 5/1/2021	134,625
	Oasis Petroleum, Inc.
115,000	6.500%, 11/1/2021	104,937
70,000	6.875%, 3/15/2022[g]	64,444
	Offshore Group Investment, Ltd.
315,000	7.500%, 11/1/2019	204,750
130,000	7.125%, 4/1/2023	83,200
	Pacific Drilling SA
195,000	5.375%, 6/1/2020[d]	145,763
	Petroleos Mexicanos
95,000	2.378%, 4/15/2025	96,753
150,000	5.625%, 1/23/2046[d]	153,345
	Plains All American Pipeline, LP
180,000	3.600%, 11/1/2024	182,167
	Precision Drilling Corporation
130,000	5.250%, 11/15/2024[d]	104,650
	Range Resources Corporation
165,000	5.000%, 3/15/2023	162,525
	Regency Energy Partners, LP
310,000	5.000%, 10/1/2022	323,950
	Rosetta Resources, Inc.
165,000	5.875%, 6/1/2024	150,562
	Sabine Pass Liquefaction, LLC
310,000	5.750%, 5/15/2024	311,550
	Samson Investment Company
230,000	9.750%, 2/15/2020	71,300
	Sinopec Capital 2013, Ltd.
170,000	1.250%, 4/24/2016[d]	169,671
	Southwestern Energy Company
125,000	7.500%, 2/1/2018	138,831
	Suncor Energy, Inc.
114,000	6.100%, 6/1/2018	128,772
155,000	3.600%, 12/1/2024	158,286
	Transocean, Inc.
200,000	6.000%, 3/15/2018	182,000
	Weatherford International, Ltd.
156,000	9.625%, 3/1/2019	166,309
	Whiting Petroleum Corporation
180,000	5.750%, 3/15/2021	171,225
	Williams Companies, Inc.
104,000	3.700%, 1/15/2023	94,616

	Total	9,387,427

Financials (3.2%)
	Abbey National Treasury Services plc
160,000	0.665%, 9/29/2017[e]	159,658
112,000	3.050%, 8/23/2018	117,517
	ABN AMRO Bank NV
193,000	2.500%, 10/30/2018[d]	197,419

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Financials (3.2%) - continued
	Air Lease Corporation
$125,000	2.125%, 1/15/2018	$124,531
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	208,425
	American Express Credit Corporation
125,000	0.793%, 3/18/2019[e]	124,592
	American International Group, Inc.
65,000	2.300%, 7/16/2019	66,100
200,000	3.875%, 1/15/2035	205,030
	ANZ New Zealand International, Ltd.
154,000	1.400%, 4/27/2017[d]	154,202
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[d]	114,679
	Banco Santander Chile
150,000	1.152%, 4/11/2017[d,e]	149,348
	Bank of America Corporation
265,000	5.750%, 12/1/2017	294,085
165,000	1.317%, 3/22/2018[e]	166,275
272,000	5.650%, 5/1/2018	303,751
105,000	1.125%, 4/1/2019[e]	104,996
86,000	4.000%, 4/1/2024	92,628
150,000	4.000%, 1/22/2025	152,724
112,000	5.875%, 2/7/2042	145,918
208,000	8.000%, 12/29/2049[i]	222,664
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[d]	66,329
	Barclays Bank plc
142,000	10.179%, 6/12/2021[d]	194,420
	Barclays plc
150,000	2.750%, 11/8/2019	153,107
	BB&T Corporation
65,000	0.950%, 1/15/2020[e]	65,203
	BBVA Banco Continental SA
180,000	2.250%, 7/29/2016[d]	181,485
	Berkshire Hathaway Finance Corporation
80,000	0.553%, 1/12/2018[e]	80,023
	BioMed Realty, LP
162,000	2.625%, 5/1/2019	164,776
	BNP Paribas SA
187,000	2.375%, 9/14/2017	191,269
	BPCE SA
198,000	1.625%, 2/10/2017	199,303
	Caisse Centrale Desjardins du Quebec
95,000	0.918%, 1/29/2018[d,e]	94,986
	Capital One Financial Corporation
194,000	6.150%, 9/1/2016	208,397
115,000	2.450%, 4/24/2019	116,535
	Citigroup, Inc.
112,000	6.000%, 8/15/2017	123,996
200,000	1.850%, 11/24/2017	201,430
90,000	1.021%, 4/8/2019[e]	89,666
185,000	8.500%, 5/22/2019	233,155
139,000	4.050%, 7/30/2022	146,249
200,000	3.750%, 6/16/2024	210,667
	CoBank ACB
80,000	0.841%, 6/15/2022*,e	75,838
	Compass Bank
175,000	1.850%, 9/29/2017	175,837
150,000	2.750%, 9/29/2019	152,445
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
133,000	3.950%, 11/9/2022	139,156

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Financials (3.2%) - continued
	Credit Agricole SA
$105,000	1.053%, 4/15/2019[d,e]	$105,786
	Credit Suisse AG
112,000	5.400%, 1/14/2020	127,065
	CyrusOne, LP
315,000	6.375%, 11/15/2022	326,025
	DDR Corporation
208,000	9.625%, 3/15/2016	227,612
	Denali Borrower, LLC
310,000	5.625%, 10/15/2020[d]	331,700
	Deutsche Bank AG
160,000	1.350%, 5/30/2017	160,236
	Discover Bank
135,000	8.700%, 11/18/2019	168,590
	Discover Financial Services
108,000	6.450%, 6/12/2017	119,396
	DnB Boligkreditt AS
215,000	1.450%, 3/21/2018[d]	215,627
	Duke Realty, LP
50,000	3.875%, 2/15/2021	53,187
150,000	4.375%, 6/15/2022	163,732
	European Investment Bank
160,000	1.875%, 3/15/2019	164,327
145,000	2.125%, 10/15/2021	150,196
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	90,967
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	158,218
65,000	2.875%, 10/1/2021	66,904
	General Electric Capital Corporation
421,000	6.000%, 8/7/2019	498,012
270,000	1.241%, 3/15/2023[e]	271,247
204,000	6.750%, 3/15/2032	287,650
	Genworth Financial, Inc.
126,000	7.700%, 6/15/2020	127,126
	Goldman Sachs Group, Inc.
175,000	2.375%, 1/22/2018	178,415
270,000	1.455%, 4/30/2018[e]	273,276
90,000	1.332%, 11/15/2018[e]	90,832
134,000	7.500%, 2/15/2019	161,470
180,000	2.550%, 10/23/2019	182,472
193,000	5.375%, 3/15/2020	220,908
95,000	1.417%, 4/23/2020[e]	95,766
211,000	5.250%, 7/27/2021	241,962
250,000	3.500%, 1/23/2025	256,658
	Hartford Financial Services Group, Inc.
191,000	4.000%, 10/15/2017	204,254
134,000	5.125%, 4/15/2022	155,315
	HBOS plc
156,000	6.750%, 5/21/2018[d]	175,493
	HCP, Inc.
100,000	3.400%, 2/1/2025	100,998
	Health Care REIT, Inc.
155,000	4.700%, 9/15/2017	167,333
61,000	2.250%, 3/15/2018	61,841
	HSBC Bank plc
220,000	0.872%, 5/15/2018[d,e]	220,713
	HSBC Holdings plc
104,000	5.250%, 3/14/2044	124,304
250,000	5.625%, 12/29/2049[i]	253,437
	HSBC USA, Inc.
122,000	1.625%, 1/16/2018	122,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Financials (3.2%) - continued
	Huntington Bancshares, Inc.
$56,000	2.600%, 8/2/2018	$57,160
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	261,525
	ING Bank NV
200,000	4.125%, 11/21/2023	204,816
	ING Capital Funding Trust III
140,000	3.855%, 12/29/2049[e,i]	137,900
	International Lease Finance Corporation
243,000	2.191%, 6/15/2016[e]	241,979
	Intesa Sanpaolo SPA
162,000	3.125%, 1/15/2016	164,593
81,000	3.875%, 1/16/2018	85,216
156,000	3.875%, 1/15/2019	164,727
	J.P. Morgan Chase & Company
262,000	2.000%, 8/15/2017	265,501
108,000	1.800%, 1/25/2018	108,225
171,000	6.300%, 4/23/2019	200,594
50,000	3.200%, 1/25/2023	51,170
200,000	3.625%, 5/13/2024	210,222
100,000	3.875%, 9/10/2024	103,243
210,000	3.125%, 1/23/2025	211,680
189,000	7.900%, 4/29/2049[i]	203,116
	Kookmin Bank
168,000	1.131%, 1/27/2017[d,e]	169,068
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[d]	72,389
56,000	6.500%, 5/1/2042[d]	73,633
	Liberty Property, LP
149,000	5.500%, 12/15/2016	160,355
	Lloyds Banking Group plc
156,000	5.920%, 9/29/2049[d,i]	155,220
	Macquarie Bank, Ltd.
150,000	5.000%, 2/22/2017[d]	160,842
	Merrill Lynch & Company, Inc.
350,000	6.050%, 5/16/2016	370,526
150,000	6.400%, 8/28/2017	167,434
	MetLife, Inc.
125,000	1.903%, 12/15/2017	126,145
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[d]	199,884
	Morgan Stanley
130,000	6.250%, 8/28/2017	144,796
175,000	1.875%, 1/5/2018	176,027
300,000	6.625%, 4/1/2018	342,820
180,000	1.536%, 4/25/2018[e]	182,287
95,000	1.396%, 1/27/2020[e]	95,686
135,000	4.875%, 11/1/2022	146,727
189,000	4.100%, 5/22/2023	195,589
125,000	4.300%, 1/27/2045	131,053
	National City Corporation
168,000	6.875%, 5/15/2019	199,900
	Pricoa Global Funding I
208,000	1.350%, 8/18/2017[d]	208,408
	Prologis, LP
202,000	7.375%, 10/30/2019	247,910
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	66,317
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,669
	Regions Bank
265,000	7.500%, 5/15/2018	310,710
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	81,282

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Financials (3.2%) - continued
$139,000	5.000%, 6/1/2021	$156,854
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[d]	86,603
	Royal Bank of Canada
198,000	2.200%, 7/27/2018	202,631
	Royal Bank of Scotland Group plc
105,000	1.197%, 3/31/2017[e]	105,197
350,000	5.125%, 5/28/2024	369,763
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	131,590
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[d]	132,673
	SLM Corporation
75,000	3.875%, 9/10/2015	75,469
	SpareBank 1 Boligkreditt AS
215,000	1.250%, 5/2/2018[d]	213,650
	Sumitomo Mitsui Banking Corporation
280,000	1.300%, 1/10/2017	280,399
110,000	0.834%, 1/16/2018[e]	110,206
	Suncorp-Metway, Ltd.
314,000	0.955%, 3/28/2017[d,e]	314,456
	Svenska Handelsbanken AB
144,000	1.625%, 3/21/2018	144,814
150,000	0.733%, 6/17/2019[e]	150,060
	Swedbank Hypotek AB
215,000	1.375%, 3/28/2018[d]	214,934
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[d,i]	131,125
	Synchrony Financial
70,000	3.000%, 8/15/2019	71,788
60,000	1.485%, 2/3/2020[c,e]	60,087
95,000	3.750%, 8/15/2021	99,356
	Toronto-Dominion Bank
85,000	0.792%, 11/5/2019[e]	85,238
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	138,923
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	199,989
	WEA Finance, LLC
160,000	1.750%, 9/15/2017[d]	160,834
	Wells Fargo & Company
150,000	1.400%, 9/8/2017	150,952
95,000	0.935%, 1/30/2020[c,e]	95,139

	Total	24,272,490

Foreign Government (0.1%)
	Eksportfinans ASA
120,000	5.500%, 5/25/2016	124,200
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[d]	150,764
	Mexico Government International Bond
125,000	4.600%, 1/23/2046	133,438
	Turkey Government International Bond
200,000	4.875%, 4/16/2043	209,230

	Total	617,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Mortgage-Backed Securities (10.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$4,320,000	3.000%, 2/1/2030[c]	$4,543,003
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,245,000	4.000%, 2/1/2045[c]	4,544,140
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
7,840,000	3.500%, 2/1/2030[c]	8,323,722
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,390,436	2.082%, 1/1/2043[e]	1,449,205
2,414,617	2.059%, 3/1/2043[e]	2,519,651
2,328,025	1.730%, 7/1/2043[e]	2,390,805
20,100,000	3.500%, 2/1/2045[c]	21,235,021
17,800,000	4.000%, 2/1/2045[c]	19,062,687
17,425,000	4.500%, 2/1/2045[c]	18,910,889

	Total	82,979,123

Technology (0.3%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	67,655
	Apple, Inc.
155,000	0.532%, 5/6/2019[e]	155,065
	Baidu, Inc.
200,000	2.750%, 6/9/2019	201,799
	EMC Corporation
196,000	1.875%, 6/1/2018	198,197
	Fidelity National Information Services, Inc.
182,000	1.450%, 6/5/2017	181,790
	First Data Corporation
315,000	7.375%, 6/15/2019[d]	330,356
	Freescale Semiconductor, Inc.
310,000	6.000%, 1/15/2022[d]	328,600
	Hewlett-Packard Company
168,000	5.400%, 3/1/2017	181,874
	Iron Mountain, Inc.
315,000	6.000%, 8/15/2023	329,962
	Micron Semiconductor Asia Pte, Ltd.
64,000	1.258%, 1/15/2019	63,899
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[d]	94,893
	Tyco Electronics Group SA
191,000	6.550%, 10/1/2017	215,905
	Xerox Corporation
130,000	7.200%, 4/1/2016	139,100
	Xilinx, Inc.
85,000	2.125%, 3/15/2019	86,187

	Total	2,575,282

Transportation (0.3%)
	American Airlines Pass Through Trust
119,059	4.950%, 1/15/2023	129,060
	Avis Budget Car Rental, LLC
180,000	5.125%, 6/1/2022[d]	180,450
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	93,300
76,000	5.750%, 3/15/2033	96,249

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Transportation (0.3%) - continued
	Continental Airlines, Inc.
$134,295	4.150%, 4/11/2024	$140,591
	CSX Corporation
98,000	3.700%, 11/1/2023	106,208
	Delta Air Lines, Inc.
166,000	6.750%, 5/23/2017	172,640
74,610	4.950%, 5/23/2019	79,879
28,539	4.750%, 5/7/2020	30,394
	ERAC USA Finance, LLC
124,000	1.400%, 4/15/2016[d]	124,544
66,000	2.800%, 11/1/2018[d]	68,438
	FedEx Corporation
260,000	3.900%, 2/1/2035	270,450
	Korea Expressway Corporation
162,000	1.625%, 4/28/2017[d]	161,775
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	166,615
	Union Pacific Corporation
200,000	3.875%, 2/1/2055	204,479
	Virgin Australia Holdings, Ltd.
60,134	5.000%, 10/23/2023[d]	62,464

	Total	2,087,536

U.S. Government and Agencies (7.6%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	782,762
	U.S. Treasury Notes
7,800,000	0.625%, 10/15/2016	7,828,642
3,030,000	0.875%, 11/15/2017	3,042,783
6,845,000	1.500%, 10/31/2019	6,949,811
9,300,000	1.875%, 6/30/2020	9,594,261
2,610,000	1.625%, 8/15/2022	2,629,168
2,550,000	2.250%, 11/15/2024	2,680,687
11,400,000	3.625%, 2/15/2044	14,755,875
	U.S. Treasury Notes, TIPS
5,927,310	0.125%, 4/15/2018	6,025,478
3,582,075	0.125%, 1/15/2023	3,626,013

	Total	57,915,480

Utilities (0.9%)
	AES Corporation
315,000	7.375%, 7/1/2021	348,862
	American Electric Power Company, Inc.
122,000	1.650%, 12/15/2017	122,921
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	81,236
	Atlas Pipeline Partners, LP
315,000	4.750%, 11/15/2021	315,788
	Berkshire Hathaway Energy Company
75,000	2.400%, 2/1/2020[d]	76,411
	Calpine Corporation
310,000	5.375%, 1/15/2023	313,100
	Commonwealth Edison Company
75,000	6.950%, 7/15/2018	87,406
	Dayton Power and Light Company
112,000	1.875%, 9/15/2016	113,312
	DCP Midstream Operating, LP
162,000	2.500%, 12/1/2017	161,383
	Dominion Gas Holdings, LLC
65,000	2.500%, 12/15/2019	66,646
	DTE Energy Company
230,000	2.400%, 12/1/2019	234,939

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.0%)	Value

Utilities (0.9%) - continued
	Duke Energy Corporation
$135,000	0.636%, 4/3/2017[e]	$135,169
168,000	2.100%, 6/15/2018	171,835
	Dynegy Finance I, Inc.
200,000	6.750%, 11/1/2019[d]	205,500
	EDP Finance BV
150,000	4.125%, 1/15/2020[d]	153,564
	Enel Finance International NV
84,000	6.250%, 9/15/2017[d]	93,821
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	63,521
178,000	4.650%, 6/1/2021	190,650
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	150,637
80,000	7.034%, 1/15/2068	87,200
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	212,085
60,000	2.950%, 1/15/2020	61,020
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	71,783
	MarkWest Energy Partners, LP
310,000	4.875%, 12/1/2024[g]	311,550
	MidAmerican Energy Holdings Company
102,000	1.100%, 5/15/2017	101,542
128,000	5.750%, 4/1/2018	145,031
115,000	6.500%, 9/15/2037	161,702
	NiSource Finance Corporation
168,000	6.800%, 1/15/2019	200,016
	Northeast Utilities
70,000	1.600%, 1/15/2018	70,163
75,000	1.450%, 5/1/2018	74,698
	Northern States Power Company
225,000	4.125%, 5/15/2044	261,738
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	326,812
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	212,856
	PG&E Corporation
75,000	2.400%, 3/1/2019	76,430
	PPL Capital Funding, Inc.
230,000	1.900%, 6/1/2018	231,348
78,000	3.500%, 12/1/2022	82,150
	Sempra Energy
250,000	6.150%, 6/15/2018	286,761
	Southern California Edison Company
45,000	2.400%, 2/1/2022	45,698
	Southern Company
125,000	1.300%, 8/15/2017	125,469
	TransAlta Corporation
182,000	1.900%, 6/3/2017	182,205
	Williams Companies, Inc.
104,000	7.875%, 9/1/2021	118,350
	Williams Partners, LP
65,000	7.250%, 2/1/2017	71,603

	Total	6,604,911

	Total Long-Term Fixed Income (cost $245,693,321)	252,580,303

Shares	Common Stock (13.7%)	Value

Consumer Discretionary (1.5%)
4,350	Aaron’s, Inc.	$137,721
1,975	Amazon.com, Inc.[j]	700,197
2,000	Apollo Group, Inc.[j]	50,520
975	AutoZone, Inc.[j]	582,036
6,500	Barnes & Noble, Inc.[j]	152,685
3,550	Best Buy Company, Inc.	124,960
700	Big Lots, Inc.	32,137
850	BorgWarner, Inc.	45,908
550	Brinker International, Inc.	32,136
1,450	Carnival Corporation	63,742
2,850	Cato Corporation	120,840
8,510	CBS Corporation	466,433
3,884	Cheesecake Factory, Inc.	203,949
1,100	Coach, Inc.	40,909
1,200	Coinstar, Inc.[j]	74,496
12,450	Comcast Corporation	661,655
8,838	Delphi Automotive plc	607,436
850	DeVry Education Group, Inc.	36,048
1,500	DISH Network Corporation[j]	105,525
4,300	Dollar Tree, Inc.[j]	305,730
11,250	Ford Motor Company	165,487
1,560	G-III Apparel Group, Ltd.[j]	151,632
1,000	Harman International Industries, Inc.	129,630
5,500	Hilton Worldwide Holdings, Inc.[j]	142,835
5,450	Home Depot, Inc.	569,089
7,370	Houghton Mifflin Harcourt Company[j]	145,042
2,300	Kirkland’s, Inc.[j]	53,521
4,800	Kohl’s Corporation	286,656
7,458	Las Vegas Sands Corporation	405,491
3,150	Liberty Interactive Corporation[j]	86,184
447	Liberty Ventures[j]	16,695
13,310	Lowe’s Companies, Inc.	901,886
450	Marriott Vacations Worldwide Corporation	34,425
6,300	McDonald’s Corporation	582,372
8,238	MDC Partners, Inc.	196,888
2,600	Nautilus, Inc.[j]	37,024
5,200	NIKE, Inc.	479,700
8,970	NutriSystem, Inc.	159,845
500	Omnicom Group, Inc.	36,400
3,600	Orbitz Worldwide, Inc.[j]	33,228
2,070	Oxford Industries, Inc.	115,796
2,040	Papa John’s International, Inc.	129,458
650	Royal Caribbean Cruises, Ltd.	49,108
4,500	Ruby Tuesday, Inc.[j]	27,090
3,050	Scientific Games Corporation[j]	36,021
850	Scripps Networks Interactive, Inc.	60,427
4,400	Select Comfort Corporation[j]	131,296
6,750	Starbucks Corporation	590,828
3,150	Time Warner Cable, Inc.	428,810
1,350	Time, Inc.	33,804
1,850	Toll Brothers, Inc.[j]	64,047
1,300	Tower International, Inc.[j]	30,771
10,449	Tuesday Morning Corporation[j]	184,947
1,400	Ulta Salon Cosmetics & Fragrance, Inc.[j]	184,716
2,750	Wyndham Worldwide Corporation	230,423

	Total	11,456,635

Consumer Staples (0.5%)
2,600	Anheuser-Busch InBev NV ADR	317,382
1,700	Archer-Daniels-Midland Company	79,271
4,300	Avon Products, Inc.	33,282
600	Coca-Cola Enterprises, Inc.	25,260
8,430	CVS Health Corporation	827,489
650	Ingredion, Inc.	52,416
500	Keurig Green Mountain, Inc.	61,280
2,160	Kimberly-Clark Corporation	233,194

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (13.7%)	Value

Consumer Staples (0.5%) - continued
700	Kroger Company	$48,335
600	Molson Coors Brewing Company	45,558
14,041	Mondelez International, Inc.	494,805
2,453	Philip Morris International, Inc.	196,829
950	Pilgrim’s Pride Corporation	25,792
4,050	Pinnacle Foods, Inc.	145,678
20,450	Rite Aid Corporation[j]	142,741
2,770	TreeHouse Foods, Inc.[j]	251,239
3,100	Tyson Foods, Inc.	121,024
10,100	Wal-Mart Stores, Inc.	858,298
5,720	WhiteWave Foods Company[j]	188,588
2,200	Whole Foods Market, Inc.	114,609

	Total	4,263,070

Energy (2.0%)
9,900	Cabot Oil & Gas Corporation	262,350
23,510	Cameron International Corporation[j]	1,052,778
15,700	Canadian Natural Resources, Ltd.	454,358
1,450	Chesapeake Energy Corporation	27,811
8,600	Chevron Corporation	881,758
135	Cimarex Energy Company	13,932
59,563	Cobalt International Energy, Inc.[j]	543,215
3,300	Comstock Resources, Inc.	13,332
3,250	Concho Resources, Inc.[j]	360,263
550	ConocoPhillips	34,639
735	Denbury Resources, Inc.	5,071
105	Dril-Quip, Inc.[j]	7,794
100	Energen Corporation	6,342
210	Ensco plc	5,888
17,686	EOG Resources, Inc.	1,574,585
17,104	EQT Corporation	1,273,222
650	Exterran Holdings, Inc.	17,622
8,700	Exxon Mobil Corporation	760,554
1,200	Green Plains, Inc.	28,092
650	Gulfmark Offshore, Inc.	12,825
115	Gulfport Energy Corporation[j]	4,426
14,200	Halliburton Company	567,858
400	Helix Energy Solutions Group, Inc.[j]	7,508
290	HollyFrontier Corporation	10,417
2,850	Kosmos Energy, Ltd.[j]	24,995
33,461	Marathon Oil Corporation	890,063
8,800	Marathon Petroleum Corporation	814,792
3,000	Market Vectors Oil Service ETF	99,600
160	National Oilwell Varco, Inc.	8,709
250	Newfield Exploration Company[j]	7,445
240	Noble Energy, Inc.	11,458
19,410	Oasis Petroleum, Inc.[j]	260,870
195	Oceaneering International, Inc.	10,210
170	Oil States International, Inc.[j]	6,982
1,600	Patterson-UTI Energy, Inc.	27,456
37,550	Petroleo Brasileiro SA ADR	225,675
850	QEP Resources, Inc.	17,187
2,600	Rex Energy Corporation[j]	9,204
3,470	Rosetta Resources, Inc.[j]	59,233
22,840	Rowan Companies plc	482,381
17,880	Schlumberger, Ltd.	1,473,133
1,600	Seadrill, Ltd.	17,184
160	SM Energy Company	6,051
22,300	Southwestern Energy Company[j]	552,817
16,400	Suncor Energy, Inc. ADR	488,884
2,240	Superior Energy Services, Inc.	44,800
75	Tesoro Corporation	6,130
24,650	Total SA ADR	1,269,721
10,307	Trinidad Drilling, Ltd.	34,635
450	U.S. Silica Holdings, Inc.	11,340
75,150	Weatherford International, Ltd.[j]	776,299

Shares	Common Stock (13.7%)	Value

Energy (2.0%) - continued
1,650	Western Refining, Inc.	$61,264
985	Whiting Petroleum Corporation[j]	29,570
220	World Fuel Services Corporation	10,773
1,300	WPX Energy, Inc.[j]	13,858

	Total	15,679,359

Financials (3.4%)
2,410	ACE, Ltd.	260,184
846	Affiliated Managers Group, Inc.[j]	173,870
2,910	Allied World Assurance Company Holdings AG	112,530
4,430	Allstate Corporation	309,170
1,510	American Assets Trust, Inc.	67,014
5,150	American International Group, Inc.	251,680
4,600	Apollo Residential Mortgage, Inc.	71,990
1,274	Argo Group International Holdings, Ltd.	68,146
800	Assurant, Inc.	50,808
3,970	Assured Guaranty, Ltd.	96,947
52,380	Bank of America Corporation	793,557
1,150	Banner Corporation	46,437
5,110	BBCN Bancorp, Inc.	66,175
5,750	Berkshire Hathaway, Inc.[j]	827,482
7,500	Blackstone Group, LP	280,050
2,150	Boston Private Financial Holdings, Inc.	23,650
1,750	Brixmor Property Group, Inc.	47,425
600	Camden Property Trust	46,230
5,300	Capital One Financial Corporation	388,013
2,500	CBL & Associates Properties, Inc.	51,550
850	CBRE Group, Inc.[j]	27,489
12,500	Chambers Street Properties	105,625
36,500	Chimera Investment Corporation	114,610
21,210	Citigroup, Inc.	995,809
811	CNA Financial Corporation	31,597
11,050	CNO Financial Group, Inc.	171,496
9,350	Comerica, Inc.	388,025
1,500	Corporate Office Properties Trust	45,000
4,950	Crown Castle International Corporation	428,224
1,500	DDR Corporation	29,400
5,572	Deutsche Bank AG	161,477
650	Digital Realty Trust, Inc.	47,411
2,250	Discover Financial Services	122,355
2,800	Duke Realty Corporation	61,124
600	EastGroup Properties, Inc.	38,784
940	Extra Space Storage, Inc.	62,040
2,050	FBR & Company[j]	45,961
5,150	First Horizon National Corporation	66,898
6,000	First Niagara Financial Group, Inc.	48,720
2,050	First Republic Bank	104,386
3,600	Fulton Financial Corporation	40,140
1,100	General Growth Properties, Inc.	33,198
1,750	Government Properties Income Trust	39,900
2,100	Green Dot Corporation[j]	32,025
1,600	Hancock Holding Company	41,776
6,870	Hanmi Financial Corporation	136,438
800	Hanover Insurance Group, Inc.	55,200
2,530	HCC Insurance Holdings, Inc.	134,950
3,339	Host Hotels & Resorts, Inc.	76,430
34,550	Huntington Bancshares, Inc.	346,191
1,100	Intercontinental Exchange, Inc.	226,303
14,250	Invesco, Ltd.	523,403
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,687,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (13.7%)	Value

Financials (3.4%) - continued
20,500	iShares iBoxx $High Yield Corporate Bond ETF	$1,849,715
15,400	iShares iBoxx $Investment Grade Corporate Bond ETF	1,907,906
23,100	iShares Intermediate Credit Bond ETF	2,570,337
4,700	iShares Russell 2000 Index Fund	543,790
5,395	J.P. Morgan Chase & Company	293,380
4,450	KeyCorp	57,805
1,723	Lazard, Ltd.	78,913
6,400	Lexington Realty Trust	73,024
550	M&T Bank Corporation	62,238
5,100	MasterCard, Inc.	418,353
3,500	MBIA, Inc.[j]	28,070
12,630	MetLife, Inc.	587,295
500	Mid-America Apartment Communities, Inc.	39,660
18,250	Morgan Stanley	617,032
2,250	NASDAQ OMX Group, Inc.	102,600
12,400	New York Mortgage Trust, Inc.	95,976
1,200	Northern Trust Corporation	78,456
2,470	PacWest Bancorp	105,605
2,560	Parkway Properties, Inc.	46,848
3,020	Pebblebrook Hotel Trust	140,249
11,500	Progressive Corporation[j]	298,425
3,250	Prudential Financial, Inc.	246,610
1,200	RLJ Lodging Trust	40,884
300	Sovran Self Storage, Inc.	28,425
14,750	SPDR Euro Stoxx 50 ETF	544,128
13,980	SPDR S&P 500 ETF Trust	2,788,591
9,146	Summit Hotel Properties, Inc.	117,252
1,939	Sunstone Hotel Investors, Inc.	33,060
2,180	SVB Financial Group[j]	246,122
7,950	Synovus Financial Corporation	204,871
5,697	Terreno Realty Corporation	129,892
890	Texas Capital Bancshares, Inc.[j]	36,357
4,850	Unum Group	150,641
1,800	Visa, Inc.	458,838
2,000	Wells Fargo & Company	103,840
3,900	Western Alliance Bancorp[j]	100,269
3,900	Western Asset Mortgage Capital Corporation	52,650
1,000	Weyerhaeuser Company	35,850
2,850	Zions Bancorporation	68,286

	Total	25,884,896

Health Care (1.7%)
550	Abaxis, Inc.	33,814
1,150	Abbott Laboratories	51,474
850	Acceleron Pharma, Inc.[j]	33,550
3,230	Acorda Therapeutics, Inc.[j]	134,207
2,650	Actavis plc[j]	706,331
5,550	Aetna, Inc.	509,601
8,500	Affymetrix, Inc.[j]	93,840
2,220	Akorn, Inc.[j]	94,528
1,510	Align Technology, Inc.[j]	80,105
3,450	Allscripts Healthcare Solutions, Inc.[j]	41,090
5,300	Amgen, Inc.	806,978
6,301	AMN Healthcare Services, Inc.[j]	118,585
700	AmSurg Corporation[j]	38,626
1,650	Anthem, Inc.	222,684
7,160	Baxter International, Inc.	503,420
350	Biogen Idec, Inc.[j]	136,206
28,900	Boston Scientific Corporation[j]	428,009
3,700	Bruker Corporation[j]	69,782
492	C.R. Bard, Inc.	84,147

Shares	Common Stock (13.7%)	Value
Health Care (1.7%) - continued
8,300	Cambrex Corporation[j]	$186,169
1,850	Centene Corporation[j]	201,946
10,500	Cerner Corporation[j]	696,675
750	Charles River Laboratories International, Inc.[j]	52,012
300	Edwards Lifesciences Corporation[j]	37,605
800	Endo International plc[j]	63,688
5,491	ExamWorks Group, Inc.[j]	202,947
3,400	Express Scripts Holding Company[j]	274,414
9,050	Gilead Sciences, Inc.[j]	948,711
550	Greatbatch, Inc.[j]	26,708
1,850	HCA Holdings, Inc.[j]	130,980
2,500	Hologic, Inc.[j]	75,912
550	Illumina, Inc.[j]	107,355
7,988	Johnson & Johnson	799,918
400	Mallinckrodt, LLC[j]	42,396
1,150	McKesson Corporation	244,547
4,875	Medtronic, Inc.	348,075
15,340	Merck & Company, Inc.	924,695
3,350	Neurocrine Biosciences, Inc.[j]	112,761
6,250	Novavax, Inc.[j]	48,813
3,783	NuVasive, Inc.[j]	175,229
3,500	PAREXEL International Corporation[j]	213,360
22,200	Pfizer, Inc.	693,750
1,250	PharMerica Corporation[j]	28,763
700	Providence Service Corporation[j]	27,300
1,100	Qiagen NVj	25,223
750	Quintiles Transnational Holdings, Inc.[j]	45,375
3,850	Spectrum Pharmaceuticals, Inc.[j]	26,950
900	St. Jude Medical, Inc.	59,283
2,220	Teleflex, Inc.	243,223
300	Thermo Fisher Scientific, Inc.	37,563
8,440	UnitedHealth Group, Inc.	896,750
750	Universal Health Services, Inc.	76,897
5,350	Vertex Pharmaceuticals, Inc.[j]	589,249
550	Waters Corporation[j]	65,477

	Total	12,917,696

Industrials (1.4%)
1,000	AAR Corporation	28,660
2,900	ADT Corporation	99,760
4,300	Allison Transmission Holdings, Inc.	134,676
2,280	Apogee Enterprises, Inc.	98,633
1,200	Argan, Inc.	36,492
2,300	Boeing Company	334,351
1,522	Briggs & Stratton Corporation	28,020
1,650	Caterpillar, Inc.	131,950
3,200	CLARCOR, Inc.	200,096
3,900	Con-way, Inc.	159,783
15,100	CSX Corporation	502,830
2,120	Curtiss-Wright Corporation	141,044
26,590	Delta Air Lines, Inc.	1,257,973
5,371	EMCOR Group, Inc.	216,774
1,690	Esterline Technologies Corporation[j]	189,432
5,700	Expeditors International of Washington, Inc.	248,976
3,450	Federal Signal Corporation	52,681
5,200	Flowserve Corporation	283,348
3,700	Fluor Corporation	198,283
3,641	Granite Construction, Inc.	124,085
4,860	HNI Corporation	239,355
4,339	Honeywell International, Inc.	424,181
850	Huntington Ingalls Industries, Inc.	99,110
473	Huron Consulting Group, Inc.[j]	35,579
12,910	Ingersoll-Rand plc	857,224

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (13.7%)	Value

Industrials (1.4%) - continued
1,600	Insperity, Inc.	$67,104
6,023	Interface, Inc.	94,621
8,000	Jacobs Engineering Group, Inc.[j]	304,800
500	Kansas City Southern	55,045
4,250	KAR Auction Services, Inc.	144,968
6,950	Korn/Ferry International[j]	198,075
1,990	Landstar System, Inc.	127,519
600	Manpower, Inc.	43,728
2,050	Meritor, Inc.[j]	26,240
1,950	Mistras Group, Inc.[j]	39,195
4,500	Mueller Water Products, Inc.	46,035
600	Old Dominion Freight Line, Inc.[j]	42,072
2,254	Oshkosh Corporation	96,584
627	Parker Hannifin Corporation	73,020
8,470	Pentair, Ltd.	523,531
6,530	Progressive Waste Solutions, Ltd.	186,236
460	Proto Labs, Inc.[j]	29,619
5,200	Quanta Services, Inc.[j]	137,696
4,470	Ritchie Brothers Auctioneers, Inc.	111,750
16,400	Southwest Airlines Company	740,952
800	Spirit Aerosystems Holdings, Inc.[j]	36,032
1,900	Spirit Airlines, Inc.[j]	140,866
2,281	Tennant Company	148,744
6,830	Union Pacific Corporation	800,544
2,650	United Continental Holdings, Inc.[j]	183,831
550	WABCO Holdings, Inc.[j]	52,343

	Total	10,574,446

Information Technology (2.2%)
4,800	Akamai Technologies, Inc.[j]	279,144
550	Alliance Data Systems Corporation[j]	158,856
1,350	Amdocs, Ltd.	65,043
12,319	Apple, Inc.	1,443,294
5,732	Applied Materials, Inc.	130,919
1,233	ARM Holdings plc ADR	57,754
3,400	Aspen Technology, Inc.[j]	120,173
26,190	Atmel Corporation[j]	218,163
1,550	AVG Technologies NVj	30,659
1,250	Booz Allen Hamilton Holding Corporation	36,388
8,050	Broadcom Corporation	341,602
5,180	Broadridge Financial Solutions, Inc.	248,588
13,900	Brocade Communications Systems, Inc.	154,568
2,650	CDW Corporation	90,789
1,450	Cirrus Logic, Inc.[j]	38,425
39,720	Cisco Systems, Inc.	1,047,218
2,050	Citrix Systems, Inc.[j]	121,483
3,100	Computer Sciences Corporation	188,108
1,300	Comtech Telecommunications Corporation	42,952
20,800	Corning, Inc.	494,416
1,500	Diodes, Inc.[j]	39,645
2,720	DST Systems, Inc.	263,024
1,025	eBay, Inc.[j]	54,325
3,400	Electronic Arts, Inc.[j]	186,524
43,100	EMC Corporation	1,117,583
4,228	EVERTEC, Inc.	84,814
9,450	Facebook, Inc.[j]	717,350
4,300	Fairchild Semiconductor International, Inc.[j]	66,005
1,410	FEI Company	115,930
1,427	Google, Inc., Class Aj	767,084
902	Google, Inc., Class Cj	482,137
2,510	Guidewire Software, Inc.[j]	125,751
2,100	IAC InterActiveCorp	127,995

Shares	Common Stock (13.7%)	Value

Information Technology (2.2%) - continued
750	iGATE Corporation[j]	$26,550
750	International Business Machines Corporation	114,982
6,804	Juniper Networks, Inc.	154,655
1,550	LinkedIn Corporation[j]	348,347
1,900	Liquidity Services, Inc.[j]	14,706
8,500	Marvell Technology Group, Ltd.	131,665
2,200	Maxim Integrated Products, Inc.	72,798
10,710	Microsoft Corporation	432,684
24,420	NetApp, Inc.	923,076
1,607	Newport Corporation[j]	29,762
7,002	NVIDIA Corporation	134,473
13,150	Oracle Corporation	550,853
3,834	Plantronics, Inc.	175,712
2,250	Polycom, Inc.[j]	29,925
10,262	QUALCOMM, Inc.	640,965
900	Rackspace Hosting, Inc.[j]	40,464
1,350	Red Hat, Inc.[j]	86,116
8,800	Salesforce.com, Inc.[j]	496,760
400	Samsung Electronic Company, LLC	246,256
2,850	Sanmina Corporation[j]	60,363
2,447	Sonus Networks, Inc.[j]	46,689
3,550	Symantec Corporation	87,933
1,450	Take-Two Interactive Software, Inc.[j]	43,094
8,300	Teradata Corporation[j]	369,848
3,481	Teradyne, Inc.	63,006
8,540	Texas Instruments, Inc.	456,463
2,084	Textura Corporation[j]	51,975
3,900	Total System Services, Inc.	137,943
1,200	Unisys Corporation[j]	26,316
3,000	Vantiv, Inc.[j]	103,170
4,876	Virtusa Corporation[j]	182,655
4,750	VMware, Inc.[j]	366,225
1,100	WebMD Health Corporation[j]	42,625
17,600	Xerox Corporation	231,792
6,900	Xilinx, Inc.	266,167

	Total	16,643,722

Materials (0.6%)
1,400	Agnico Eagle Mines, Ltd.	47,208
8,450	Alcoa, Inc.	132,242
950	Avery Dennison Corporation	49,656
1,350	Ball Corporation	85,495
8,250	Barrick Gold Corporation	105,435
3,830	Celanese Corporation	205,901
3,100	Chemtura Corporation[j]	67,549
600	Clearwater Paper Corporation[j]	44,412
350	Compass Minerals International, Inc.	30,590
2,700	Crown Holdings, Inc.[j]	119,637
15,670	Dow Chemical Company	707,657
2,040	Eagle Materials, Inc.	145,289
1,800	Eastman Chemical Company	127,602
4,750	Eldorado Gold Corporation	22,705
2,750	Ferro Corporation[j]	30,607
1,050	Franco-Nevada Corporation	60,480
8,450	Freeport-McMoRan, Inc.	142,044
5,750	Goldcorp, Inc.	138,173
6,460	Horsehead Holding Corporation[j]	86,822
700	Innophos Holdings, Inc.	41,678
4,150	International Paper Company	218,539
7,800	Kinross Gold Corporation[j]	26,442
350	LyondellBasell Industries NV	27,682
400	Martin Marietta Materials, Inc.	43,096
4,050	Materials Select Sector SPDR Fund	193,145
1,450	MeadWestvaco Corporation	72,906
3,500	Newmont Mining Corporation	88,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (13.7%)	Value

Materials (0.6%) - continued
4,210	Nucor Corporation	$183,766
3,850	Owens-Illinois, Inc.[j]	89,898
2,800	Packaging Corporation of America	212,380
1,300	Rock-Tenn Company	84,370
3,050	Royal Gold, Inc.	221,003
1,800	Sealed Air Corporation	72,900
1,548	Silgan Holdings, Inc.	79,583
2,750	Silver Wheaton Corporation	63,168
650	Sonoco Products Company	28,730
4,550	Southern Copper Corporation	124,124
4,115	Steel Dynamics, Inc.	70,120
4,800	Teck Resources, Ltd.	61,824
1,000	Tronox, Ltd.	21,140
900	Vulcan Materials Company	63,459
600	Westlake Chemical Corporation	34,386
650	Worthington Industries, Inc.	19,454
6,300	Yamana Gold, Inc.	25,893

	Total	4,517,215

Telecommunications Services (0.1%)
9,463	Verizon Communications, Inc.	432,554
7,650	Vonage Holdings Corporation[j]	32,130

	Total	464,684

Utilities (0.3%)
1,100	Atmos Energy Corporation	62,601
2,700	Edison International, Inc.	184,005
1,020	Laclede Group, Inc.	54,835
4,920	NiSource, Inc.	212,839
3,380	NorthWestern Corporation	195,229
3,900	NRG Energy, Inc.	96,174
4,800	OGE Energy Corporation	168,864
12,380	PG&E Corporation	728,068
1,440	Portland General Electric Company	57,168
1,600	Public Service Enterprise Group, Inc.	68,288
1,750	Southern Company	88,760
950	Vectren Corporation	45,524
2,700	Wisconsin Energy Corporation	150,579

	Total	2,112,934

	Total Common Stock (cost $90,070,618)	104,514,657

Shares	Collateral Held for Securities Loaned (0.1%)	Value

594,648	Thrivent Cash Management Trust	594,648

	Total Collateral Held for Securities Loaned (cost $594,648)	594,648

Shares or Principal Amount	Short-Term Investments (13.9%)[k]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.055%, 2/4/2015	$4,999,969
2,000,000	0.055%, 2/6/2015	1,999,982
5,000,000	0.076%, 2/11/2015	4,999,884
15,000,000	0.090%, 2/13/2015	14,999,513
4,000,000	0.055%, 2/20/2015	3,999,878
11,000,000	0.041%, 2/27/2015	10,999,662
12,600,000	0.105%, 3/6/2015[l]	12,598,749
10,000,000	0.110%, 3/11/2015	9,998,808
10,000,000	0.114%, 3/13/2015	9,998,705
4,000,000	0.050%, 3/18/2015	3,999,744
300,000	0.103%, 4/17/2015[l]	299,935
2,000,000	0.096%, 4/22/2015[l]	1,999,568
23,100,000	0.090%, 4/24/2015[l]	23,095,207
	Federal National Mortgage Association Discount Notes
2,400,000	0.085%, 3/2/2015[l]	2,399,830
	U.S. Treasury Bills
100,000	0.055%, 5/7/2015	99,985

	Total Short-Term Investments (at amortized cost)	106,489,419

	Total Investments (cost $771,150,338) 109.2%	$835,452,889

	Other Assets and Liabilities, Net (9.2%)	(70,489,323)

	Total Net Assets 100.0%	$764,963,566

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $23,437,858 or 3.1% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
g	All or a portion of the security is on loan.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At January 30, 2015, $5,499,356 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost

Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Babson CLO, Ltd. 2014-II, 10/17/2026	8/15/2014	169,915
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	175,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	170,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	175,000
CoBank ACB, 6/15/2022	10/18/2013	75,714
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	254,467
FNA Trust, 1/10/2018	4/29/2013	97,294
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	174,825
JBS Finance II, Ltd., 1/29/2018	8/11/2014	322,766
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding 2014-1, Ltd., 10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	496,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	170,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	169,745

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$73,439,321
Gross unrealized depreciation	(9,136,770)

Net unrealized appreciation (depreciation)	$64,302,551

Cost for federal income tax purposes	$771,150,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,416,637	–	2,094,070	322,567
Capital Goods	1,489,947	–	1,489,947	–
Communications Services	19,046,352	–	18,398,763	647,589
Consumer Cyclical	4,505,337	–	4,505,337	–
Consumer Non-Cyclical	3,334,800	–	2,997,107	337,693
Energy	1,730,312	–	1,450,763	279,549
Financials	1,642,726	–	1,642,726	–
Technology	1,685,320	–	1,685,320	–
Transportation	1,353,168	–	1,117,054	236,114
Utilities	1,107,613	–	913,076	194,537
Affiliated Mutual Funds
Equity Mutual Funds	165,184,546	165,184,546	–	–
Fixed Income Mutual Funds	167,777,104	167,777,104	–	–
Long-Term Fixed Income
Asset-Backed Securities	13,574,760	–	13,221,574	353,186
Basic Materials	2,624,052	–	2,624,052	–
Capital Goods	3,052,010	–	3,052,010	–
Collateralized Mortgage Obligations	13,429,786	–	13,429,786	–
Commercial Mortgage-Backed Securities	11,171,898	–	11,171,898	–
Communications Services	9,380,992	–	9,380,992	–
Consumer Cyclical	5,266,714	–	5,266,714	–
Consumer Non-Cyclical	7,640,210	–	7,640,210	–
Energy	9,387,427	–	9,387,427	–
Financials	24,272,490	–	24,272,490	–
Foreign Government	617,632	–	617,632	–
Mortgage-Backed Securities	82,979,123	–	82,979,123	–
Technology	2,575,282	–	2,575,282	–
Transportation	2,087,536	–	2,087,536	–
U.S. Government and Agencies	57,915,480	–	57,915,480	–
Utilities	6,604,911	–	6,604,911	–
Common Stock
Consumer Discretionary	11,456,635	11,456,635	–	–
Consumer Staples	4,263,070	4,263,070	–	–
Energy	15,679,359	15,644,724	34,635	–
Financials	25,884,896	25,884,896	–	–
Health Care	12,917,696	12,917,696	–	–
Industrials	10,574,446	10,574,446	–	–
Information Technology	16,643,722	16,643,722	–	–
Materials	4,517,215	4,517,215	–	–
Telecommunications Services	464,684	464,684	–	–
Utilities	2,112,934	2,112,934	–	–
Collateral Held for Securities Loaned	594,648	594,648	–	–
Short-Term Investments	106,489,419	–	106,489,419	–
Total	$835,452,889	$438,036,320	$395,045,334	$2,371,235

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,622,020	8,622,020	–	–
Total Asset Derivatives	$8,622,020	$8,622,020	$–	$–

Liability Derivatives
Futures Contracts	1,432,865	1,432,865	–	–
Total Liability Derivatives	$1,432,865	$1,432,865	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/ (Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(342)	March 2015	($74,843,407)	($75,159,845)	($316,438)
5-Yr. U.S. Treasury Bond Futures	238	March 2015	28,654,609	28,879,813	225,204
10-Yr. U.S. Treasury Bond Futures	238	March 2015	30,247,375	31,148,250	900,875
30-Yr. U.S. Treasury Bond Futures	326	March 2015	45,789,314	49,317,687	3,528,373
Eurex EURO STOXX 50 Futures	702	March 2015	23,476,736	26,455,094	2,978,358
Mini MSCI EAFE Index Futures	20	March 2015	1,741,674	1,766,600	24,926
Russell 2000 Index Mini-Futures	31	March 2015	3,534,363	3,599,720	65,357
S&P 400 Index Mini-Futures	(258)	March 2015	(35,813,693)	(36,930,120)	(1,116,427)
S&P 500 Index Futures	32	March 2015	15,866,115	15,907,200	41,085
Ultra Long Term U.S. Treasury Bond Futures	51	March 2015	8,267,971	9,125,813	857,842
Total Futures Contracts					$7,189,155

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Natural Resources	$11,404,524	$75,779	$–	1,226,464	$9,541,890	$75,779
Partner Small Cap Value	8,271,156	1,242,745	–	435,894	8,164,286	74,896
Small Cap Stock	3,872,953	370,229	–	186,958	3,804,595	–
Partner Mid Cap Value	21,125,242	2,724,133	–	1,585,072	21,335,065	111,751
Mid Cap Stock	10,969,133	1,196,660	–	481,763	10,936,015	63,137
Partner Worldwide Allocation	46,402,937	1,102,839	–	4,704,208	45,442,651	1,102,838
Large Cap Growth	20,339,243	313,793	–	2,305,825	20,060,675	669
Large Cap Value	46,014,057	2,183,642	–	2,320,020	44,915,594	624,739
Large Cap Stock	992,359	95,913	–	39,225	983,775	13,399
High Yield	24,426,017	336,031	1,590,454	4,584,901	22,466,017	335,988
Income	62,820,849	831,064	3,377,726	6,487,077	60,848,784	557,777
Government Bond	10,914,748	55,642	196,818	1,072,056	11,095,784	24,878
Limited Maturity Bond	79,495,445	288,174	6,649,088	5,878,727	73,366,519	288,310
Cash Management Trust-Collateral Investment	752,392	9,006,315	9,164,059	594,648	594,648	1,493
Total Value and Income Earned	347,801,055				333,556,298	3,275,654

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (17.8%)[a]	Value

Basic Materials (1.3%)
	Alpha Natural Resources, Inc., Term Loan
$400,919	3.500%, 5/22/2020	$287,159
	Crown Americas, LLC, Term Loan
480,000	0.000%, 10/20/2021 [b,c]	482,294
	Fortescue Metals Group, Ltd., Term Loan
894,123	3.750%, 6/30/2019	782,357
	Ineos Group Holdings, Ltd., Term Loan
566,287	3.750%, 5/4/2018	550,844
	NewPage Corporation, Term Loan
881,363	9.500%, 2/11/2021	848,973
	Tronox Pigments BV, Term Loan
668,774	4.000%, 3/19/2020	660,642

	Total	3,612,269

Capital Goods (1.0%)
	ADS Waste Holdings, Inc., Term Loan
522,137	3.750%, 10/9/2019	506,472
	Berry Plastics Group, Inc., Term Loan
497,246	3.500%, 2/8/2020	486,371
	Rexnord, LLC, Term Loan
503,625	4.000%, 8/21/2020	494,812
	Silver II Borrower, Term Loan
459,986	4.000%, 12/13/2019	429,802
	STHI Holding Corporation, Term Loan
947,625	4.500%, 8/6/2021	940,120

	Total	2,857,577

Communications Services (5.6%)
	Atlantic Broadband Penn, LLC, Term Loan
567,276	3.250%, 11/30/2019	553,804
	Birch Communication Inc., Term Loan
670,354	7.750%, 7/17/2020	656,947
	Cengage Learning Acquisitions, Term Loan
570,688	7.000%, 3/31/2020	566,710
	Charter Communications Operating, LLC, Term Loan
492,500	3.000%, 1/3/2021	483,793
	Cincinnati Bell, Inc., Term Loan
419,688	4.000%, 9/10/2020	415,096
	Clear Channel Communications, Inc., Term Loan
378	3.821%, 1/29/2016	373
519,808	6.921%, 1/30/2019	484,009
14,411	7.671%, 7/30/2019	13,593
	Cumulus Media Holdings, Inc., Term Loan
451,833	4.250%, 12/23/2020	441,667
	Fairpoint Communications, Term Loan
502,331	7.500%, 2/14/2019	500,538
	Grande Communications Networks, LLC, Term Loan
566,381	4.500%, 5/29/2020	558,593
	Gray Television, Inc., Term Loan
333,863	3.750%, 6/13/2021	329,188
	Hargray Communications Group, Inc., Term Loan
597,323	5.250%, 6/26/2019	593,966

Principal Amount	Bank Loans (17.8%)[a]	Value

Communications Services (5.6%) - continued
	IMG Worldwide, Inc., Term Loan
$547,250	5.250%, 5/6/2021	$532,655
	Integra Telecom Holdings, Inc., Term Loan
536,644	5.250%, 2/22/2019	528,149
	Intelsat Jackson Holdings SA, Term Loan
502,409	3.750%, 6/30/2019	496,254
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	485,345
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
270,000	0.000%, 1/7/2022[b,c]	261,900
335,000	4.500%, 1/7/2022	327,881
	LTS Buyer, LLC, Term Loan
541,750	4.000%, 4/13/2020	529,154
	MCC Georgia, LLC, Term Loan
378,100	3.750%, 6/30/2021	373,374
	McGraw-Hill Global Education, LLC, Term Loan
499,683	5.750%, 3/22/2019	499,433
	NEP/NCP Holdco, Inc., Term Loan
498,379	4.250%, 1/22/2020	482,596
	NTelos, Inc., Term Loan
295,466	5.750%, 11/9/2019	257,794
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
536,350	5.500%, 7/31/2018	532,328
	SBA Senior Finance II, LLC, Term Loan
572,125	3.250%, 3/24/2021	561,638
	TNS, Inc., Term Loan
559,866	5.000%, 2/14/2020	553,333
	Univision Communications, Inc., Term Loan
536,635	4.000%, 3/1/2020	528,252
	Virgin Media Investment Holdings, Ltd., Term Loan
535,000	3.500%, 6/7/2020	526,066
	WideOpenWest Finance, LLC, Term Loan
546,494	4.750%, 4/1/2019	542,395
	WMG Acquisition Corporation, Term Loan
459,188	3.750%, 7/1/2020	443,405
	XO Communications, LLC, Term Loan
446,625	4.250%, 3/20/2021	441,788
	Yankee Cable Acquisition, LLC, Term Loan
535,033	4.500%, 3/1/2020	532,026
	Zayo Group, LLC, Term Loan
590,934	4.000%, 7/2/2019	584,510

	Total	15,618,553

Consumer Cyclical (3.3%)
	Amaya Gaming Group, Inc., Term Loan
1,057,350	5.000%, 8/1/2021[b,c]	1,034,712
	Burlington Coat Factory Warehouse Corporation, Term Loan
455,514	4.250%, 8/13/2021	451,337
	Ceridian HCM Holding, Inc., Term Loan
247,004	4.500%, 9/15/2020	242,064

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (17.8%)[a]	Value

Consumer Cyclical (3.3%) - continued
	Chrysler Group, LLC, Term Loan
$63,842	3.500%, 5/24/2017	$63,580
	FCA US, LLC, Term Loan
570,687	3.250%, 12/31/2018	565,694
	Golden Nugget, Inc., Delayed Draw
71,280	5.500%, 11/21/2019	70,419
	Golden Nugget, Inc., Term Loan
166,320	5.500%, 11/21/2019	164,311
	Hilton Worldwide Finance, LLC, Term Loan
754,386	3.500%, 10/26/2020	744,549
	J.C. Penney Corporation, Inc., Term Loan
546,675	6.000%, 5/22/2018	541,121
	Las Vegas Sands, LLC, Term Loan
470,250	3.250%, 12/19/2020	466,676
	Marina District Finance Company, Inc., Term Loan
385,757	6.750%, 8/15/2018	383,990
	MGM Resorts International, Term Loan
443,216	3.500%, 12/20/2019	436,014
	Michaels Stores, Inc., Term Loan
587,050	4.000%, 1/28/2020	580,264
	Mohegan Tribal Gaming Authority, Term Loan
825,200	5.500%, 11/19/2019	796,961
	Pinnacle Entertainment, Inc., Term Loan
522,852	3.750%, 8/13/2020	515,501
	ROC Finance, LLC, Term Loan
557,937	5.000%, 6/20/2019	518,882
	Scientific Games International, Inc., Term Loan
549,450	6.000%, 10/18/2020	541,895
	Seminole Hard Rock Entertainment, Inc., Term Loan
606,621	3.500%, 5/14/2020	586,905
	Seminole Indian Tribe of Florida, Term Loan
428,767	3.000%, 4/29/2020	426,756

	Total	9,131,631

Consumer Non-Cyclical (2.1%)
	Albertsons, Inc., Term Loan
764,584	5.375%, 3/21/2019	761,954
	Biomet, Inc., Term Loan
371,855	3.668%, 7/25/2017	370,926
	Catalina Marketing Corporation, Term Loan
557,200	4.500%, 4/9/2021	529,340
	CHS/Community Health Systems, Inc., Term Loan
135,049	3.486%, 1/25/2017	134,205
359,951	4.250%, 1/27/2021	359,537
	Del Monte Corporation, Term Loan
446,325	3.500%, 3/9/2020	428,053
	HCA, Inc., Term Loan
434,500	2.921%, 3/31/2017	433,822
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	435,115
	Libbey Glass, Inc., Term Loan
278,600	3.750%, 4/9/2021	273,376

Principal Amount	Bank Loans (17.8%)[a]	Value

Consumer Non-Cyclical (2.1%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$691,000	4.750%, 6/30/2021[b,c]	$662,669
	Roundy’s Supermarkets, Inc., Term Loan
522,495	5.750%, 3/3/2021	482,001
	Supervalu, Inc., Term Loan
540,753	4.500%, 3/21/2019	535,345
	Visant Corporation, Term Loan
540,543	7.000%, 9/23/2021	528,046

	Total	5,934,389

Energy (1.1%)
	Arch Coal, Inc., Term Loan
492,439	6.250%, 5/16/2018	351,745
	Energy Solutions, LLC, Term Loan
633,053	6.750%, 5/29/2020	631,667
	Exgen Renewables I, LLC, Term Loan
356,646	5.250%, 2/6/2021	358,429
	McJunkin Red Man Corporation, Term Loan
562,875	5.000%, 11/8/2019	514,327
	MEG Energy Corporation, Term Loan
562,500	0.000%, 3/31/2020[b,c]	528,221
	Offshore Group Investment, Ltd., Term Loan
710,454	5.750%, 3/28/2019	431,011
	Pacific Drilling SA, Term Loan
536,825	4.500%, 6/3/2018	410,000

	Total	3,225,400

Financials (1.3%)
	Delos Finance Sarl, Term Loan
580,000	3.500%, 3/6/2021	577,100
	DJO Finance, LLC, Term Loan
433,408	4.250%, 9/15/2017	431,917
	Harland Clarke Holdings Corporation, Term Loan
524,563	7.000%, 5/22/2018	527,185
	MPH Acquisition Holdings, LLC, Term Loan
1,067,009	3.750%, 3/31/2021	1,039,385
	TransUnion, LLC, Term Loan
545,875	4.000%, 4/9/2021	537,823
	WaveDivision Holdings, LLC, Term Loan
556,162	4.000%, 10/15/2019	548,749

	Total	3,662,159

Technology (1.1%)
	Avago Technologies, Ltd., Term Loan
696,500	3.750%, 5/6/2021	694,933
	BMC Software, Inc., Term Loan
429,875	5.000%, 9/10/2020	415,638
	Booz Allen Hamilton, Inc., Term Loan
281,137	3.750%, 7/31/2019	280,521
	First Data Corporation, Term Loan
595,000	3.668%, 3/23/2018	583,659
	Freescale Semiconductor, Inc., Term Loan
566,236	4.250%, 2/28/2020	557,743
	Infor US, Inc., Term Loan
486,673	3.750%, 6/3/2020	472,885

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (17.8%)[a]	Value

Technology (1.1%) - continued
	SunGard Data Systems, Inc., Term Loan
$26,151	4.000%, 3/8/2020	$26,036

	Total	3,031,415

Transportation (0.6%)
	American Airlines, Inc., Term Loan
930,825	3.750%, 6/27/2019	922,103
	Delta Air Lines, Inc., Term Loan
555,681	3.250%, 4/20/2017	553,598
	OSG Bulk Ships, Inc., Term Loan
328,350	5.250%, 8/5/2019	324,656

	Total	1,800,357

Utilities (0.4%)
	Calpine Corporation, Term Loan
496,925	4.000%, 4/1/2018	493,198
	Intergen NV, Term Loan
536,825	5.500%, 6/15/2020	530,115

	Total	1,023,313

	Total Bank Loans (cost $51,472,845)	49,897,063

Shares	Common Stock (50.3%)	Value

Consumer Discretionary (7.1%)
4,200	Amazon.com, Inc.[d]	1,489,026
2,150	AutoZone, Inc.[d]	1,283,464
16,850	Best Buy Company, Inc.	593,120
10,650	BorgWarner, Inc.	575,206
14,100	CBS Corporation	772,821
56,838	Comcast Corporation	3,020,656
5,450	Harman International Industries, Inc.	706,483
12,400	Jarden Corporation[d]	595,448
44,930	Kohl’s Corporation	2,683,220
48,240	Las Vegas Sands Corporation	2,622,809
7,550	Marriott International, Inc.	562,475
37,369	MDC Partners, Inc.	893,119
10,450	Papa John’s International, Inc.	663,157
26,910	Starbucks Corporation	2,355,432
15,250	Toll Brothers, Inc.[d]	527,955
24,050	Tuesday Morning Corporation[d]	425,685

	Total	19,770,076

Consumer Staples (4.4%)
27,069	Anheuser-Busch InBev NV ADR	3,304,313
40,700	Coca-Cola Company	1,675,619
39,390	PepsiCo, Inc.	3,693,994
103,850	Rite Aid Corporation[d]	724,873
35,090	Wal-Mart Stores, Inc.	2,981,948

	Total	12,380,747

Energy (3.2%)
20,300	Cameron International Corporation[d]	909,034
60,200	Cobalt International Energy, Inc.[d]	549,024
5,000	Concho Resources, Inc.[d]	554,250
14,000	EOG Resources, Inc.	1,246,420
12,750	EQT Corporation	949,110
12,850	Schlumberger, Ltd.	1,058,712
72,300	Total SA ADR[e]	3,724,173

	Total	8,990,723

Financials (15.3%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	390,667

Shares	Common Stock (50.3%)	Value

Financials (15.3%) - continued
300	Acadia Realty Trust	$10,857
3,100	Affiliated Managers Group, Inc.[d]	637,112
500	Agree Realty Corporation	17,320
17,360	Alexandria Real Estate Equities, Inc.	1,692,947
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	201,676
3,900	Apartment Investment & Management Company	155,454
48,200	Apollo Investment Corporation	343,184
22,200	Ares Capital Corporation	369,630
1,400	Ashford Hospitality Trust, Inc.	14,728
32,950	Assured Guaranty, Ltd.	804,639
1,800	AvalonBay Communities, Inc.	311,382
67,900	Bank of America Corporation	1,028,685
2,800	BioMed Realty Trust, Inc.	68,460
14,100	BlackRock Resources & Commodities Strategy Trust	137,193
125,450	Blackstone Group, LP	4,684,303
6,480	Boston Properties, Inc.	899,424
66,130	Brixmor Property Group, Inc.	1,792,123
10,000	Camden Property Trust	770,500
16,350	Capital One Financial Corporation	1,196,983
200	Chatham Lodging Trust	6,226
23,450	Citigroup, Inc.	1,100,977
176	City Office REIT, Inc.	2,253
13,600	Cohen & Steers REIT and Preferred Income Fund, Inc.	267,512
3,300	CubeSmart	81,312
34,000	DDR Corporation	666,400
800	Digital Realty Trust, Inc.	58,352
20,150	Doubleline Income Solutions Fund	397,560
14,700	Duke Realty Corporation	320,901
18,700	E*TRADE Financial Corporation[d]	431,035
1,100	EPR Properties	71,566
1,400	Equity Lifestyle Properties, Inc.	76,622
9,540	Equity Residential	740,399
700	Essex Property Trust, Inc.	158,235
11,232	First Trust High Income Long/Short Fund	181,284
8,414	General Growth Properties, Inc.	253,935
700	Geo Group, Inc.	30,464
6,250	Guggenheim Multi-Asset Income ETF	137,125
4,800	HCP, Inc.	226,992
2,400	Health Care REIT, Inc.	196,680
5,600	Healthcare Trust of America, Inc.	164,976
2,600	Highwoods Properties, Inc.	122,200
1,100	Hospitality Properties Trust	35,849
21,700	Host Hotels & Resorts, Inc.	496,713
78,040	Invesco, Ltd.	2,866,409
29,200	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	340,764
24,525	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,740,914
102,450	KeyCorp	1,330,825
11,200	Kimco Realty Corporation	309,680
200	LaSalle Hotel Properties	8,092
22,281	Lazard, Ltd.	1,020,470
1,400	Macerich Company	120,414
12,500	MasterCard, Inc.	1,025,375
400	Medical Properties Trust, Inc.	6,148
27,280	MetLife, Inc.	1,268,520
66,849	MFS Intermediate Income Trust	330,903
2,400	Mid-America Apartment Communities, Inc.	190,368
1,100	National Health Investors, Inc.	82,236
2,800	National Retail Properties, Inc.	119,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (50.3%)	Value

Financials (15.3%) - continued
40,817	Nuveen Quality Preferred Income Fund II	$382,047
700	Omega Healthcare Investors, Inc.	30,702
37,220	PacWest Bancorp	1,591,341
2,100	Parkway Properties, Inc.	38,430
1,800	Physicians Realty Trust	31,752
24,364	PIMCO Dynamic Credit Income Fund	498,000
12,250	Prologis, Inc.	552,965
4,640	Public Storage, Inc.	931,898
1,000	Regency Centers Corporation	68,560
4,300	RLJ Lodging Trust	146,501
6,520	Simon Property Group, Inc.	1,295,263
18,900	Solar Capital, Ltd.	349,272
469	Sovran Self Storage, Inc.	44,438
13,300	Spirit Realty Captial, Inc.	171,038
470	Store Capital Corporation	10,791
6,000	Summit Hotel Properties, Inc.	76,920
2,532	Tanger Factory Outlet Centers, Inc.	99,634
724	Taubman Centers, Inc.	59,332
54,598	Templeton Global Income Fund	394,198
550	Terreno Realty Corporation	12,540
1,100	UDR, Inc.	36,586
2,325	Urban Edge Properties[d]	55,196
200	Vanguard REIT ETF	17,310
7,140	Vanguard Short-Term Corporate Bond ETF	573,842
4,500	Ventas, Inc.	359,145
4,650	Vornado Realty Trust	513,546
24,853	Western Asset Emerging Markets Debt Fund, Inc.	390,938
38,627	Western Asset High Income Opportunity Fund, Inc.	205,882
700	WP Carey, Inc.	50,267
21,175	Zions Bancorporation	507,353

	Total	43,009,592

Health Care (5.8%)
36,400	Abbott Laboratories	1,629,264
3,248	Actavis plc[d]	865,722
8,000	Amgen, Inc.	1,218,080
6,050	Gilead Sciences, Inc.[d]	634,221
27,300	Hologic, Inc.[d]	828,964
3,350	Illumina, Inc.[d]	653,887
43,200	Johnson & Johnson	4,326,048
157,430	Pfizer, Inc.	4,919,687
4,800	Vertex Pharmaceuticals, Inc.[d]	528,672
4,750	Waters Corporation[d]	565,488

	Total	16,170,033

Industrials (4.6%)
15,350	ADT Corporation[e]	528,040
14,100	Boeing Company	2,049,717
34,250	Delta Air Lines, Inc.	1,620,368
12,988	EMCOR Group, Inc.	524,196
9,050	FedEx Corporation	1,530,445
9,650	Flowserve Corporation	525,828
10,600	HNI Corporation	522,050
25,200	Ingersoll-Rand plc	1,673,280
50	Rexford Industrial Realty, Inc.	801
29,830	Union Pacific Corporation	3,496,374
5,400	WABCO Holdings, Inc.[d]	513,918

	Total	12,985,017

Information Technology (6.7%)
48,833	Apple, Inc.	5,721,274
9,050	Autodesk, Inc.[d]	488,745

Shares	Common Stock (50.3%)	Value

Information Technology (6.7%) - continued
86,607	E2open, Inc.[d,e]	$510,115
32,950	EMC Corporation	854,394
15,250	Facebook, Inc.[d]	1,157,628
3,100	Google, Inc., Class Ad	1,666,405
1,725	Google, Inc., Class Cd	922,047
26,300	Juniper Networks, Inc.	597,799
4,050	LinkedIn Corporation[d]	910,197
16,950	NetApp, Inc.	640,710
13,190	Plantronics, Inc.	604,498
22,535	QLIK Technologies, Inc.[d]	639,994
30,790	QUALCOMM, Inc.	1,923,143
18,700	Salesforce.com, Inc.[d]	1,055,615
14,750	Ubiquiti Networks, Inc.[e]	387,851
3,950	Ultimate Software Group, Inc.[d]	584,640

	Total	18,665,055

Materials (1.5%)
2,000	Airgas, Inc.	225,280
1,900	Ashland, Inc.	225,188
4,750	Crown Holdings, Inc.[d]	210,472
9,750	Domtar Corporation	373,425
3,800	FMC Corporation	218,500
45,700	Materials Select Sector SPDR Fund	2,179,433
9,150	Owens-Illinois, Inc.[d]	213,653
1,000	PPG Industries, Inc.	222,880
12,650	Steel Dynamics, Inc.	215,556

	Total	4,084,387

Telecommunications Services (0.2%)
5,570	SBA Communications Corporation[d]	650,019

	Total	650,019

Utilities (1.5%)
25,550	MDU Resources Group, Inc.	577,685
27,980	NorthWestern Corporation	1,616,125
41,450	Utilities Select Sector SPDR Fund	2,002,864

	Total	4,196,674

	Total Common Stock (cost $120,972,696)	140,902,323

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Asset-Backed Securities (1.0%)
	Asset Backed Securities Corporation Home Equity Loan Trust
319,798	0.308%, 7/25/2036[f]	286,302
	Bayview Opportunity Master Fund Trust IIB, LP
369,521	3.950%, 1/28/2034*,g	370,284
397,419	3.228%, 7/28/2034*,g	398,498
	Conseco Financial Corporation
101,607	6.330%, 11/1/2029	104,526
	Countrywide Asset-Backed Certificates
83,946	5.859%, 10/25/2046	75,187
	GMAC Mortgage Corporation Loan Trust
324,647	0.348%, 8/25/2035[f,h]	295,155
311,567	0.348%, 12/25/2036[f,h]	272,533
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035[g]	213,316
	Renaissance Home Equity Loan Trust
340,183	5.608%, 5/25/2036[g]	234,040
485,606	5.285%, 1/25/2037[g]	276,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Asset-Backed Securities (1.0%) - continued
	Wachovia Asset Securitization, Inc.
$433,068	0.308%, 7/25/2037*,f,h	$372,784

	Total	2,899,151

Basic Materials (0.7%)
	Albemarle Corporation
88,000	3.000%, 12/1/2019	89,633
	Anglo American Capital plc
55,000	1.203%, 4/15/2016[f,i]	54,965
	ArcelorMittal
260,000	6.000%, 3/1/2021	268,125
	Dow Chemical Company
66,000	8.550%, 5/15/2019	83,116
	Fermaca Enterprises S de RL de CV
140,000	6.375%, 3/30/2038[i]	142,800
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[i]	259,625
	FMG Resources August 2006 Pty., Ltd.
83,444	6.875%, 2/1/2018[e,i]	80,733
	Freeport-McMoRan, Inc.
44,000	2.300%, 11/14/2017	43,270
68,000	2.375%, 3/15/2018	65,648
	Goldcorp, Inc.
92,000	2.125%, 3/15/2018	92,157
	Hexion US Finance Corporation
187,750	8.875%, 2/1/2018	160,996
	Ineos Finance plc
204,000	7.500%, 5/1/2020[i]	215,730
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	68,603
	Mosaic Company
44,000	3.750%, 11/15/2021	47,112
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[i]	291,131
	Vale Overseas, Ltd.
68,000	6.250%, 1/23/2017	72,326

	Total	2,035,970

Capital Goods (0.9%)
	BAE Systems plc
102,000	3.500%, 10/11/2016[i]	105,920
	Brand Energy & Infrastructure Services, Inc.
140,000	8.500%, 12/1/2021[i]	125,300
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[i]	285,975
	CNH Capital, LLC
187,750	3.625%, 4/15/2018	185,403
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	260,000
	Harsco Corporation
66,000	2.700%, 10/15/2015	66,403
	Hutchison Whampoa Finance CI, Ltd.
91,000	1.625%, 10/31/2017[i]	90,286
	Ingersoll-Rand Global Holding Company, Ltd.
88,000	6.875%, 8/15/2018	102,757
	L-3 Communications Corporation
75,000	1.500%, 5/28/2017	74,559
	Martin Marietta Materials, Inc.
88,000	1.357%, 6/30/2017[f]	87,522
	Nortek, Inc.
187,750	8.500%, 4/15/2021	199,484

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Capital Goods (0.9%) - continued
	Owens-Brockway Glass Container, Inc.
$200,000	5.000%, 1/15/2022[i]	$207,750
	Reynolds Group Issuer, Inc.
187,750	9.875%, 8/15/2019	199,484
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	60,279
	Textron, Inc.
102,000	4.625%, 9/21/2016	107,657
	United Rentals North America, Inc.
211,000	7.375%, 5/15/2020	227,089

	Total	2,385,868

Collateralized Mortgage Obligations (4.2%)
	Alternative Loan Trust
328,696	5.500%, 5/25/2035	329,448
	Banc of America Alternative Loan Trust
654,526	6.000%, 11/25/2035	572,044
	Countrywide Alternative Loan Trust
540,571	6.500%, 8/25/2036	410,526
	Countrywide Home Loan Mortgage Pass Through Trust
461,381	2.463%, 11/25/2035	390,735
	Credit Suisse First Boston Mortgage Securities Corporation
412,813	5.250%, 10/25/2035	410,679
	Deutsche Alt-A Securities Mortgage Loan Trust
407,061	0.884%, 4/25/2047[f]	347,274
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
739,167	5.500%, 11/25/2035	699,222
	GMACM Mortgage Loan Trust
432,286	4.563%, 5/25/2035	414,622
	HarborView Mortgage Loan Trust
287,949	2.648%, 12/19/2035	254,003
	HomeBanc Mortgage Trust
399,869	2.203%, 4/25/2037	297,740
	J.P. Morgan Alternative Loan Trust
302,863	2.500%, 3/25/2036	243,418
745,339	6.500%, 3/25/2036	656,325
	J.P. Morgan Mortgage Trust
628,733	2.653%, 8/25/2035	625,447
607,337	2.575%, 1/25/2037	554,148
	Lehman Mortgage Trust
69,795	6.000%, 1/25/2036	64,547
	Master Asset Securitization Trust
117,617	0.668%, 6/25/2036[f]	70,275
	MortgageIT Trust
652,412	0.428%, 12/25/2035[f]	598,637
845,474	0.368%, 4/25/2036[f]	638,945
	Residential Accredit Loans, Inc.
449,201	5.750%, 9/25/2035	405,694
	Residential Funding Mortgage Security I Trust
810,513	6.000%, 7/25/2037	734,113
	Structured Adjustable Rate Mortgage Loan Trust
337,975	2.470%, 1/25/2035	283,520
358,464	5.048%, 7/25/2035	308,211
442,808	2.633%, 9/25/2035	376,367
	Structured Asset Mortgage Investments, Inc.
948,522	0.478%, 12/25/2035[f]	725,854

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Collateralized Mortgage Obligations (4.2%) - continued
	WaMu Mortgage Pass Through Certificates
$339,340	0.854%, 1/25/2047[f]	$277,718
	Wells Fargo Mortgage Backed Securities Trust
590,486	2.609%, 7/25/2036	575,912
459,426	6.000%, 7/25/2037	454,777

	Total	11,720,201

Commercial Mortgage-Backed Securities (<0.1%)
	Government National Mortgage Association
16,173	3.214%, 1/16/2040	16,219

	Total	16,219

Communications Services (2.1%)
	21st Century Fox America, Inc.
82,000	6.900%, 3/1/2019	97,962
	AMC Networks, Inc.
187,750	7.750%, 7/15/2021	202,770
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	62,727
	American Tower Corporation
101,000	7.000%, 10/15/2017	114,477
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[i]	95,655
	British Telecommunications plc
74,000	1.250%, 2/14/2017	74,000
	CC Holdings GS V, LLC
153,000	2.381%, 12/15/2017	155,340
	CCO Holdings, LLC
187,750	7.000%, 1/15/2019	194,791
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	216,500
	Cequel Communications Escrow I, LLC
300,000	6.375%, 9/15/2020[i]	312,000
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[i]	180,031
	Cox Communications, Inc.
72,000	9.375%, 1/15/2019[i]	91,748
	Digicel, Ltd.
287,750	6.000%, 4/15/2021[i]	269,766
	DIRECTV Holdings, LLC
58,000	3.500%, 3/1/2016	59,590
66,000	5.875%, 10/1/2019	76,915
	DISH DBS Corporation
220,000	5.000%, 3/15/2023	216,150
	Equinix, Inc.
200,000	5.750%, 1/1/2025	208,000
	Frontier Communications Corporation
310,000	6.875%, 1/15/2025	314,263
	Hughes Satellite Systems Corporation
211,000	6.500%, 6/15/2019	225,506
	Intelsat Jackson Holdings SA
187,750	7.250%, 10/15/2020	196,903
	Level 3 Financing, Inc.
211,000	8.625%, 7/15/2020	230,095
	Numericable-SFR
290,000	6.000%, 5/15/2022[i]	296,641
	SBA Tower Trust
72,000	5.101%, 4/17/2017[i]	75,682

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Communications Services (2.1%) - continued
	Sprint Communications, Inc.
$187,750	9.000%, 11/15/2018[i]	$216,382
	Telefonica Emisiones SAU
77,000	3.992%, 2/16/2016	79,320
66,000	3.192%, 4/27/2018	68,832
	T-Mobile USA, Inc.
210,000	6.633%, 4/28/2021	218,033
	Univision Communications, Inc.
245,000	7.875%, 11/1/2020[i]	262,150
	UPCB Finance V, Ltd.
245,000	7.250%, 11/15/2021[i]	266,437
	Verizon Communications, Inc.
187,000	2.625%, 2/21/2020[i]	189,153
88,000	4.500%, 9/15/2020	97,108
	West Corporation
305,000	5.375%, 7/15/2022[i]	292,038
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[i]	195,000

	Total	5,851,965

Consumer Cyclical (1.4%)
	Alibaba Group Holding, Ltd.
88,000	2.500%, 11/28/2019[i]	88,268
	AMC Entertainment, Inc.
190,000	5.875%, 2/15/2022	194,275
	Chrysler Group, LLC
187,750	8.250%, 6/15/2021	208,872
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	195,585
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[i]	48,510
	Delphi Corporation
66,000	6.125%, 5/15/2021	71,693
	ERAC USA Finance, LLC
88,000	2.350%, 10/15/2019[i]	89,091
	Ford Motor Credit Company, LLC
140,000	1.684%, 9/8/2017	140,085
100,000	5.000%, 5/15/2018	109,351
85,000	2.597%, 11/4/2019	86,161
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	190,566
138,000	4.375%, 9/25/2021	146,280
	Hilton Worldwide Finance, LLC
260,000	5.625%, 10/15/2021	274,300
	Hyundai Capital America
72,000	1.450%, 2/6/2017[i]	71,993
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[i]	76,734
211,000	5.625%, 2/1/2023[i]	226,297
	KB Home
160,000	4.750%, 5/15/2019	152,800
	L Brands, Inc.
211,000	6.625%, 4/1/2021	238,430
	Lennar Corporation
225,000	4.500%, 11/15/2019	225,000
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	68,328
	MGM Resorts International
310,000	6.000%, 3/15/2023	313,100
	Nissan Motor Acceptance Corporation
48,000	0.785%, 3/3/2017[f,i]	48,029
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	307,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Consumer Cyclical (1.4%) - continued
	Toll Brothers Finance Corporation
$136,000	4.000%, 12/31/2018	$137,700
	Toyota Motor Credit Corporation
35,000	0.572%, 1/12/2018[f]	35,020
	TRW Automotive, Inc.
51,000	7.250%, 3/15/2017[i]	55,845
	Volkswagen Group of America Finance, LLC
88,000	0.672%, 11/20/2017[f,i]	88,023
	Walgreens Boots Alliance, Inc.
88,000	2.700%, 11/18/2019	90,070

	Total	3,977,579

Consumer Non-Cyclical (1.7%)
	AbbVie, Inc.
99,000	2.000%, 11/6/2018	100,079
	Altria Group, Inc.
109,000	9.700%, 11/10/2018	139,219
	B&G Foods, Inc.
80,000	4.625%, 6/1/2021	79,600
	Beam, Inc.
62,000	5.375%, 1/15/2016	64,548
	Boston Scientific Corporation
88,000	2.650%, 10/1/2018	89,718
11,000	6.000%, 1/15/2020	12,659
	CareFusion Corporation
68,000	1.450%, 5/15/2017	68,045
	Celgene Corporation
93,000	1.900%, 8/15/2017	94,315
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	224,715
	ConAgra Foods, Inc.
88,000	2.100%, 3/15/2018	88,336
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022[i]	260,275
	CVS Health Corporation
66,000	2.250%, 12/5/2018	67,647
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[i]	304,500
	Express Scripts Holding Company
66,000	2.650%, 2/15/2017	67,833
	Forest Laboratories, Inc.
91,000	4.375%, 2/1/2019[i]	97,690
90,000	5.000%, 12/15/2021[i]	98,457
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[i]	207,464
	Gilead Sciences, Inc.
44,000	3.050%, 12/1/2016	45,724
	Grupo Bimbo SAB de CV
140,000	3.875%, 6/27/2024[i]	144,344
	HCA, Inc.
187,750	4.750%, 5/1/2023	196,668
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[i]	200,961
	JBS Finance II, Ltd.
187,750	8.250%, 1/29/2018*	194,389
	Kroger Company
124,000	1.200%, 10/17/2016	124,354
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	35,399
	McKesson Corporation
100,000	1.292%, 3/10/2017	100,273

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Consumer Non-Cyclical (1.7%) - continued
	Medco Health Solutions, Inc.
$40,000	7.125%, 3/15/2018	$46,560
	Medtronic, Inc.
88,000	2.500%, 3/15/2020[i]	90,512
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	48,564
	Pernod Ricard SA
24,000	2.950%, 1/15/2017[i]	24,731
62,000	5.750%, 4/7/2021[i]	72,470
	Perrigo Company, Ltd.
30,000	1.300%, 11/8/2016	30,000
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	191,974
	SABMiller plc
66,000	6.500%, 7/15/2018[i]	76,089
	Safeway, Inc.
15,000	3.400%, 12/1/2016	15,335
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	223,660
	Sysco Corporation
138,000	2.350%, 10/2/2019	141,190
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	293,150
	Tyson Foods, Inc.
88,000	2.650%, 8/15/2019	90,399
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[i]	200,423
	Whirlpool Corporation
88,000	1.650%, 11/1/2017	88,726
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[i]	44,553

	Total	4,785,548

Energy (1.3%)
	Boardwalk Pipelines, Ltd.
72,000	5.875%, 11/15/2016	76,462
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	79,993
	Calumet Specialty Products Partners, LP
260,000	6.500%, 4/15/2021[i]	224,900
	Canadian Natural Resources, Ltd.
88,000	1.750%, 1/15/2018	87,005
	CNOOC Nexen Finance 2014 ULC
53,000	1.625%, 4/30/2017	52,855
	CNPC General Capital, Ltd.
75,000	2.750%, 4/19/2017[i]	76,195
140,000	2.750%, 5/14/2019[i]	139,940
	Concho Resources, Inc.
252,750	6.500%, 1/15/2022	262,860
	Continental Resources, Inc.
93,000	7.125%, 4/1/2021	96,720
	Enbridge, Inc.
45,000	0.684%, 6/2/2017[f]	44,371
	Energy XXI Gulf Coast, Inc.
185,000	7.750%, 6/15/2019[e]	86,488
	Enterprise Products Operating, LLC
138,000	2.550%, 10/15/2019	140,281
	EQT Corporation
68,000	8.125%, 6/1/2019	82,244
	Harvest Operations Corporation
187,750	6.875%, 10/1/2017	168,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Energy (1.3%) - continued
	Hess Corporation
$36,000	8.125%, 2/15/2019	$42,968
	Kinder Morgan, Inc.
56,000	3.050%, 12/1/2019	56,514
92,000	5.000%, 2/15/2021[i]	97,998
	Kodiak Oil & Gas Corporation
187,750	5.500%, 1/15/2021	189,628
	Linn Energy, LLC
187,750	8.625%, 4/15/2020	148,322
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[i]	187,790
	Offshore Group Investment, Ltd.
245,000	7.500%, 11/1/2019	159,250
	Petroleos Mexicanos
85,000	4.250%, 1/15/2025[i]	83,708
135,000	5.625%, 1/23/2046[i]	138,011
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	271,700
	Rosetta Resources, Inc.
230,000	5.875%, 6/1/2022	216,200
	Sabine Pass Liquefaction, LLC
260,000	5.750%, 5/15/2024	261,300
	Southwestern Energy Company
92,000	7.500%, 2/1/2018	102,179
	Suncor Energy, Inc.
48,000	6.100%, 6/1/2018	54,220
	Weatherford International, Ltd.
66,000	6.000%, 3/15/2018	65,045
43,000	9.625%, 3/1/2019	45,842

	Total	3,739,964

Financials (4.4%)
	Abbey National Treasury Services plc
92,000	0.665%, 9/29/2017[f]	91,803
62,000	3.050%, 8/23/2018	65,054
	ABN AMRO Bank NV
66,000	2.500%, 10/30/2018[i]	67,511
	Air Lease Corporation
92,000	2.125%, 1/15/2018	91,655
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	254,188
	ANZ New Zealand International, Ltd.
68,000	1.400%, 4/27/2017[i]	68,089
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[i]	45,052
	Bank of America Corporation
100,000	5.700%, 5/2/2017	108,584
88,000	1.700%, 8/25/2017	88,515
125,000	5.750%, 12/1/2017	138,719
176,000	1.317%, 3/22/2018[f]	177,360
155,000	5.650%, 5/1/2018	173,093
89,000	8.000%, 12/29/2049[j]	95,274
	Bank of New York Mellon Corporation
40,000	4.500%, 12/31/2049[j]	37,175
	Banque Federative du Credit Mutuel SA
64,000	1.107%, 1/20/2017[f,i]	64,371
	Barclays Bank plc
58,000	5.140%, 10/14/2020	65,026
	Barclays plc
88,000	2.750%, 11/8/2019	89,823
	BB&T Corporation
101,000	2.050%, 6/19/2018	102,487
	BBVA Banco Continental SA
101,000	2.250%, 7/29/2016[i]	101,833

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Financials (4.4%) - continued
	BBVA International Preferred SA Unipersonal
$530,000	5.919%, 12/29/2049[j]	$540,600
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	115,741
	Berkshire Hathaway Finance Corporation
35,000	0.553%, 1/12/2018[f]	35,010
	BNP Paribas SA
72,000	2.375%, 9/14/2017	73,644
	BPCE SA
69,000	1.625%, 2/10/2017	69,454
265,000	5.150%, 7/21/2024[i]	283,840
	Branch Banking and Trust Company
57,000	0.664%, 12/1/2016[f]	57,082
	Caisse Centrale Desjardins du Quebec
41,000	0.918%, 1/29/2018[f,i]	40,994
	Caixa Economica Federal
180,000	4.250%, 5/13/2019[i]	178,200
	Capital One Financial Corporation
72,000	6.150%, 9/1/2016	77,343
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	189,525
	Citigroup, Inc.
138,000	5.500%, 2/15/2017	148,681
84,000	6.000%, 8/15/2017	92,997
132,000	1.850%, 11/24/2017	132,944
81,000	8.500%, 5/22/2019	102,084
	Compass Bank
89,000	1.850%, 9/29/2017	89,426
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
90,000	4.625%, 12/1/2023	98,488
	Credit Suisse Group AG
265,000	7.500%, 12/11/2049[i,j]	278,312
	CyrusOne, LP
187,750	6.375%, 11/15/2022	194,321
	DDR Corporation
48,000	9.625%, 3/15/2016	52,526
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[i]	379,850
	Deutsche Bank AG
92,000	1.350%, 5/30/2017	92,136
	Discover Bank
24,000	8.700%, 11/18/2019	29,972
	Discover Financial Services
41,000	6.450%, 6/12/2017	45,326
	Duke Realty, LP
88,000	8.250%, 8/15/2019	110,097
	Export-Import Bank of Korea
40,000	2.250%, 1/21/2020	40,430
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	137,768
	General Electric Capital Corporation
82,000	5.625%, 9/15/2017	91,196
43,000	1.625%, 4/2/2018	43,401
	Goldman Sachs Group, Inc.
68,000	6.250%, 9/1/2017	75,762
83,000	2.375%, 1/22/2018	84,620
44,000	2.625%, 1/31/2019	45,038
66,000	7.500%, 2/15/2019	79,530
92,000	2.550%, 10/23/2019	93,263
40,000	1.417%, 4/23/2020[f]	40,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Financials (4.4%) - continued
	Hartford Financial Services Group, Inc.
$100,000	6.000%, 1/15/2019	$114,774
	HBOS plc
88,000	6.750%, 5/21/2018[i]	98,996
	HCP, Inc.
51,000	3.750%, 2/1/2016	52,378
68,000	3.750%, 2/1/2019	72,323
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	73,410
	HSBC Holdings plc
138,000	5.625%, 12/29/2049[j]	139,898
	Huntington National Bank
62,000	1.300%, 11/20/2016	62,131
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	261,525
	ING Bank NV
265,000	5.800%, 9/25/2023[i]	302,887
	ING Capital Funding Trust III
56,000	3.855%, 12/29/2049[f,j]	55,160
	International Lease Finance Corporation
62,000	2.191%, 6/15/2016[f]	61,740
250,000	5.875%, 8/15/2022	276,250
	Intesa Sanpaolo SPA
54,000	3.625%, 8/12/2015[i]	54,668
24,000	3.875%, 1/16/2018	25,249
102,000	3.875%, 1/15/2019	107,706
	J.P. Morgan Chase & Company
85,000	3.450%, 3/1/2016	87,258
48,000	0.752%, 2/15/2017[f]	47,971
44,000	2.000%, 8/15/2017	44,588
44,000	6.300%, 4/23/2019	51,615
88,000	7.900%, 4/29/2049[j]	94,573
275,000	6.750%, 8/29/2049[j]	294,164
	KeyCorp
58,000	2.300%, 12/13/2018	59,024
	Kookmin Bank
66,000	1.131%, 1/27/2017[f,i]	66,420
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[i]	30,219
	Liberty Property, LP
102,000	5.500%, 12/15/2016	109,773
	Macquarie Bank, Ltd.
50,000	5.000%, 2/22/2017[i]	53,614
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,842
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[i]	49,784
	Morgan Stanley
92,000	1.750%, 2/25/2016	92,632
140,000	6.250%, 8/28/2017	155,934
88,000	1.875%, 1/5/2018	88,516
88,000	6.625%, 4/1/2018	100,560
40,000	1.396%, 1/27/2020[f]	40,289
57,000	4.875%, 11/1/2022	61,951
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	153,229
	National City Corporation
48,000	6.875%, 5/15/2019	57,114
	Nationwide Building Society
30,000	2.350%, 1/21/2020[i]	30,378
	Nomura Holdings, Inc.
59,000	2.000%, 9/13/2016	59,627
48,000	2.750%, 3/19/2019	49,377

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Financials (4.4%) - continued
	Oversea-Chinese Banking Corporation, Ltd.
$145,000	4.250%, 6/19/2024[i]	$152,700
	PNC Bank NA
92,000	1.150%, 11/1/2016	92,438
	Pricoa Global Funding I
88,000	1.350%, 8/18/2017[i]	88,173
	Realty Income Corporation
75,000	2.000%, 1/31/2018	75,809
	Regions Bank
88,000	7.500%, 5/15/2018	103,179
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	95,370
	Royal Bank of Scotland Group plc
50,000	1.197%, 3/31/2017[f]	50,094
265,000	7.640%, 3/29/2049[j]	283,550
265,000	7.648%, 8/29/2049[j]	316,675
	SLM Corporation
30,000	4.625%, 9/25/2017	30,713
	Societe Generale SA
60,000	5.750%, 4/20/2016[i]	62,825
	State Bank of India
140,000	3.622%, 4/17/2019[i]	145,423
	Sumitomo Mitsui Banking Corporation
132,000	1.300%, 1/10/2017	132,188
50,000	0.834%, 1/16/2018[f]	50,094
	Suncorp-Metway, Ltd.
37,000	0.955%, 3/28/2017[f,i]	37,054
	Swiss RE Capital I, LP
69,000	6.854%, 5/29/2049[i,j]	72,381
	Synchrony Financial
132,000	1.875%, 8/15/2017	132,571
25,000	1.485%, 2/3/2020[c,f]	25,036
	Ventas Realty, LP
47,000	1.250%, 4/17/2017	46,939
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	74,223
	WEA Finance, LLC
92,000	1.750%, 9/15/2017[i]	92,480
	Wells Fargo & Company
172,000	1.400%, 9/8/2017	173,092
41,000	0.935%, 1/30/2020[c,f]	41,060

	Total	12,270,149

Foreign Government (1.1%)
	Brazil Government International Bond
140,000	5.000%, 1/27/2045	135,100
	Colombia Government International Bond
100,000	2.625%, 3/15/2023	94,250
145,000	4.000%, 2/26/2024	150,438
	Costa Rica Government International Bond
140,000	7.000%, 4/4/2044[i]	136,150
	Hungary Government International Bond
200,000	4.000%, 3/25/2019	210,000
	Indonesia Government International Bond
350,000	4.125%, 1/15/2025[e,i]	359,625
	Mexico Government International Bond
340,000	3.600%, 1/30/2025	349,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Foreign Government (1.1%) - continued
$430,000	4.600%, 1/23/2046	$459,025
	Poland Government International Bond
89,000	4.000%, 1/22/2024	97,010
	Slovenia Government International Bond
155,000	4.125%, 2/18/2019[i]	164,571
	South Africa Government International Bond
140,000	5.375%, 7/24/2044	155,750
	Turkey Government International Bond
535,000	4.875%, 4/16/2043	559,690
	Uruguay Government International Bond
110,000	5.100%, 6/18/2050	119,625

	Total	2,990,584

Mortgage-Backed Securities (5.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
500,000	3.000%, 2/1/2030[c]	525,810
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 2/1/2045[c]	1,070,469
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,000,000	3.500%, 2/1/2030[c]	1,061,699
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,750,000	3.500%, 2/1/2045[c]	3,961,758
3,150,000	4.000%, 2/1/2045[c]	3,373,453
3,700,000	4.500%, 2/1/2045[c]	4,015,512

	Total	14,008,701

Technology (0.5%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[i]	163,763
	EMC Corporation
45,000	1.875%, 6/1/2018	45,504
	Fidelity National Information Services, Inc.
91,000	1.450%, 6/5/2017	90,895
	First Data Corporation
187,750	7.375%, 6/15/2019[i]	196,903
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[i]	212,000
	Hewlett-Packard Company
78,000	5.400%, 3/1/2017	84,441
	Iron Mountain, Inc.
187,750	6.000%, 8/15/2023	196,668
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[i]	294,350
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	114,170
	Xerox Corporation
101,000	7.200%, 4/1/2016	108,070

	Total	1,506,764

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Transportation (0.4%)
	American Airlines Pass Through Trust
$43,960	4.950%, 1/15/2023	$47,653
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[i]	290,725
	Continental Airlines, Inc.
159,207	6.250%, 4/11/2020	168,262
	Delta Air Lines, Inc.
90,000	6.750%, 5/23/2017	93,600
67,827	4.950%, 5/23/2019	72,617
58,809	4.750%, 5/7/2020	62,631
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[i]	77,892
	Southwest Airlines Company
88,000	2.750%, 11/6/2019	90,507
	United Air Lines, Inc.
44,664	10.400%, 11/1/2016	49,410
	US Airways Pass Through Trust
97,088	3.950%, 11/15/2025	100,607

	Total	1,053,904

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
390,000	1.875%, 6/30/2020	402,340

	Total	402,340

Utilities (1.4%)
	Access Midstream Partners, LP
245,000	4.875%, 5/15/2023	251,125
	AES Corporation
187,750	7.375%, 7/1/2021	207,933
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	35,541
	Atlas Pipeline Partners, LP
211,000	4.750%, 11/15/2021	211,528
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020[i]	89,655
	Calpine Corporation
180,000	5.375%, 1/15/2023	181,800
	Commonwealth Edison Company
50,000	6.950%, 7/15/2018	58,271
	DCP Midstream Operating, LP
66,000	2.500%, 12/1/2017	65,749
	DTE Energy Company
88,000	2.400%, 12/1/2019	89,890
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022[i]	165,200
	EDP Finance BV
88,000	4.125%, 1/15/2020[i]	90,091
	El Paso Corporation
46,000	7.000%, 6/15/2017	50,715
	Electricite de France SA
66,000	0.717%, 1/20/2017[f,i]	66,173
100,000	5.250%, 12/29/2049[i,j]	105,000
265,000	5.625%, 12/29/2049[i,j]	284,875
	Enel Finance International NV
62,000	5.125%, 10/7/2019[i]	69,674
	Enterprise Products Operating, LLC
330,000	7.000%, 6/1/2067	333,167
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	49,374
25,000	2.950%, 1/15/2020	25,425
	MarkWest Energy Partners, LP
305,000	4.875%, 12/1/2024	306,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (26.3%)	Value

Utilities (1.4%) - continued
	MidAmerican Energy Holdings Company
$84,000	1.100%, 5/15/2017	$83,623
39,000	5.750%, 4/1/2018	44,189
	NiSource Finance Corporation
88,000	6.400%, 3/15/2018	100,931
	Northeast Utilities
30,000	1.600%, 1/15/2018	30,070
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	194,791
	ONEOK Partners, LP
68,000	2.000%, 10/1/2017	67,754
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	63,522
	Panhandle Eastern Pipe Line Company, LP
66,000	6.200%, 11/1/2017	73,619
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,934
	PPL Capital Funding, Inc.
88,000	1.900%, 6/1/2018	88,516
	Sempra Energy
92,000	6.150%, 6/15/2018	105,528
	Southern California Edison Company
20,000	2.400%, 2/1/2022	20,310
	TransAlta Corporation
91,000	1.900%, 6/3/2017	91,102
	Transelec SA
140,000	4.250%, 1/14/2025 [i]	142,081
	Williams Companies, Inc.
88,000	7.875%, 9/1/2021	100,142

	Total	3,993,823

	Total Long-Term Fixed Income (cost $73,349,924)	73,638,730

Shares	Preferred Stock (1.8%)	Value

Financials (1.5%)
13,250	Affiliated Managers Group, Inc., 5.250%	342,115
3,975	Agribank FCB, 6.875%[j]	420,356
1,000	Allstate Corporation, 5.100%	25,810
238	Bank of America Corporation, Convertible, 7.250%[j]	280,602
21,465	Citigroup, Inc., 6.875%[j]	576,979
2,600	Discover Financial Services, 6.500%[j]	68,458
5,175	Farm Credit Bank of Texas, 6.750%[i,j]	533,025
12,400	Goldman Sachs Group, Inc., 5.500%[j]	308,636
14,700	HSBC USA, Inc., 6.500%[j]	371,616
430	M&T Bank Corporation, 6.375%[j]	438,466
10,600	Morgan Stanley, 7.125%[j]	296,270
7,155	U.S. Bancorp 6.500%[j]	211,645
265	Wells Fargo & Company, Convertible, 7.500%[j]	329,395

	Total	4,203,373

Materials (0.1%)
10,600	CHS, Inc., 7.100%[j]	277,190

	Total	277,190

Shares	Preferred Stock (1.8%)	Value

Utilities (0.2%)
3,975	Southern California Edison Company, 4.510%[j]	$401,599

	Total	401,599

	Total Preferred Stock (cost $4,694,995)	4,882,162

Shares	Collateral Held for Securities Loaned (2.0%)	Value

5,578,690	Thrivent Cash Management Trust	5,578,690

	Total Collateral Held for Securities Loaned (cost $5,578,690)	5,578,690

Shares or Principal Amount	Short-Term Investments (9.7%)[k]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.085%, 4/10/2015[l]	99,984
200,000	0.105%, 4/22/2015[l]	199,953
100,000	0.090%, 4/24/2015[l]	99,979
	Thrivent Cash Management Trust
26,756,933	0.060%	26,756,933

	Total Short-Term Investments (at amortized cost)	27,156,849

	Total Investments (cost $283,225,999) 107.9%	$302,055,817

	Other Assets and Liabilities, Net (7.9%)	(21,987,719)

	Total Net Assets 100.0%	$280,068,098

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
h	All or a portion of the security is insured or guaranteed.
i	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $14,454,506 or 5.2% of total net assets.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At January 30, 2015, $399,916 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of January 30, 2015

(unaudited)

*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	11/12/2014	$396,425
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	369,521
JBS Finance II, Ltd., 1/29/2018	8/19/2013	195,482
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	425,952

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,812,933
Gross unrealized depreciation	(5,983,115)

Net unrealized appreciation (depreciation)	$18,829,818

Cost for federal income tax purposes	$283,225,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

BALANCED INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,612,269	–	3,612,269	–
Capital Goods	2,857,577	–	2,857,577	–
Communications Services	15,618,553	–	14,167,378	1,451,175
Consumer Cyclical	9,131,631	–	9,131,631	–
Consumer Non-Cyclical	5,934,389	–	5,499,274	435,115
Energy	3,225,400	–	2,866,971	358,429
Financials	3,662,159	–	3,662,159	–
Technology	3,031,415	–	3,031,415	–
Transportation	1,800,357	–	1,475,701	324,656
Utilities	1,023,313	–	493,198	530,115
Common Stock
Consumer Discretionary	19,770,076	19,770,076	–	–
Consumer Staples	12,380,747	12,380,747	–	–
Energy	8,990,723	8,990,723	–	–
Financials	43,009,592	43,009,592	–	–
Health Care	16,170,033	16,170,033	–	–
Industrials	12,985,017	12,985,017	–	–
Information Technology	18,665,055	18,665,055	–	–
Materials	4,084,387	4,084,387	–	–
Telecommunications Services	650,019	650,019	–	–
Utilities	4,196,674	4,196,674	–	–
Long-Term Fixed Income
Asset-Backed Securities	2,899,151	–	2,899,151	–
Basic Materials	2,035,970	–	2,035,970	–
Capital Goods	2,385,868	–	2,385,868	–
Collateralized Mortgage Obligations	11,720,201	–	11,720,201	–
Commercial Mortgage-Backed Securities	16,219	–	16,219	–
Communications Services	5,851,965	–	5,851,965	–
Consumer Cyclical	3,977,579	–	3,977,579	–
Consumer Non-Cyclical	4,785,548	–	4,785,548	–
Energy	3,739,964	–	3,739,964	–
Financials	12,270,149	–	12,270,149	–
Foreign Government	2,990,584	–	2,990,584	–
Mortgage-Backed Securities	14,008,701	–	14,008,701	–
Technology	1,506,764	–	1,506,764	–
Transportation	1,053,904	–	1,053,904	–
U.S. Government and Agencies	402,340	–	402,340	–
Utilities	3,993,823	–	3,993,823	–
Preferred Stock
Financials	4,203,373	3,670,348	533,025	–
Materials	277,190	277,190	–	–
Utilities	401,599	–	401,599	–
Collateral Held for Securities Loaned	5,578,690	5,578,690	–	–
Short-Term Investments	27,156,849	26,756,933	399,916	–
Total	$302,055,817	$177,185,484	$121,770,843	$3,099,490

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	485,175	485,175	–	–
Total Asset Derivatives	$485,175	$485,175	$–	$–

Liability Derivatives
Futures Contracts	203,727	203,727	–	–
Total Liability Derivatives	$203,727	$203,727	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

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(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(195)	March 2015	($42,673,937)	($42,854,298)	($180,361)
5-Yr. U.S. Treasury Bond Futures	65	March 2015	7,723,011	7,887,344	164,333
30-Yr. U.S. Treasury Bond Futures	2	March 2015	281,147	302,563	21,416
S&P 500 Index Futures	4	March 2015	2,011,765	1,988,399	(23,366)
Ultra Long Term U.S. Treasury Bond Futures	14	March 2015	2,205,699	2,505,125	299,426
Total Futures Contracts					$281,448

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$3,335,702	$9,765,833	$7,522,845	5,578,690	$5,578,690	$7,199
Cash Management Trust-Short Term Investment	32,752,028	21,949,712	27,944,807	26,756,933	26,756,933	4,090
Total Value and Income Earned	36,087,730				32,335,623	11,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (38.7%)[a]	Value

Basic Materials (3.2%)
	Alpha Natural Resources, Inc., Term Loan
$1,542,541	3.500%, 5/22/2020	$1,104,845
	Crown Americas, LLC, Term Loan
1,760,000	0.000%, 10/20/2021[b,c]	1,768,413
	Fortescue Metals Group, Ltd., Term Loan
2,713,262	3.750%, 6/30/2019	2,374,104
	Ineos Group Holdings, Ltd., Term Loan
2,250,372	3.750%, 5/4/2018	2,189,004
	NewPage Corporation, Term Loan
2,526,573	9.500%, 2/11/2021	2,433,721
	Tronox Pigments BV, Term Loan
966,007	4.000%, 3/19/2020	954,260
	Wausau Paper Corporation, Term Loan
1,492,500	6.500%, 7/30/2020	1,488,769

	Total	12,313,116

Capital Goods (2.3%)
	ADS Waste Holdings, Inc., Term Loan
2,205,732	3.750%, 10/9/2019	2,139,560
	Berry Plastics Group, Inc., Term Loan
255,450	3.500%, 2/8/2020	249,863
	Rexnord, LLC, Term Loan
2,221,875	4.000%, 8/21/2020	2,182,992
	Silver II Borrower, Term Loan
2,069,939	4.000%, 12/13/2019	1,934,110
	STHI Holding Corporation, Term Loan
2,224,425	4.500%, 8/6/2021	2,206,808

	Total	8,713,333

Communications Services (14.2%)
	Atlantic Broadband Penn, LLC, Term Loan
533,044	3.250%, 11/30/2019	520,384
	Birch Communication Inc., Term Loan
1,773,038	7.750%, 7/17/2020	1,737,577
	Cable & Wireless Communications plc, Term Loan
807,652	5.500%, 11/25/2016[b,c]	727,308
	Cengage Learning Acquisitions, Term Loan
1,761,688	7.000%, 3/31/2020	1,749,409
	Charter Communications Operating, LLC, Term Loan
2,238,636	3.000%, 7/1/2020	2,198,072
	Cincinnati Bell, Inc., Term Loan
1,916,113	4.000%, 9/10/2020	1,895,150
	Clear Channel Communications, Inc., Term Loan
1,638	3.821%, 1/29/2016	1,615
2,219,170	6.921%, 1/30/2019	2,066,336
62,448	7.671%, 7/30/2019	58,902
	Cumulus Media Holdings, Inc., Term Loan
1,675,985	4.250%, 12/23/2020	1,638,275
	Fairpoint Communications, Term Loan
1,994,549	7.500%, 2/14/2019	1,987,428
	Grande Communications Networks, LLC, Term Loan
2,250,748	4.500%, 5/29/2020	2,219,800

Principal Amount	Bank Loans (38.7%)[a]	Value

Communications Services (14.2%) - continued
	Hargray Communications Group, Inc., Term Loan
$2,232,188	5.250%, 6/26/2019	$2,219,643
	IMG Worldwide, Inc., Term Loan
1,119,375	5.250%, 5/6/2021	1,089,521
	Integra Telecom Holdings, Inc., Term Loan
2,249,999	5.250%, 2/22/2019	2,214,381
	Intelsat Jackson Holdings SA, Term Loan
1,090,000	3.750%, 6/30/2019	1,076,648
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,228,625
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,075,000	0.000%, 1/7/2022[b,c]	1,042,750
1,200,000	4.500%, 1/7/2022	1,174,500
	LTS Buyer, LLC, Term Loan
2,216,250	4.000%, 4/13/2020	2,164,722
	McGraw-Hill Global Education, LLC, Term Loan
1,985,417	5.750%, 3/22/2019	1,984,425
	NEP/NCP Holdco, Inc., Term Loan
3,233,010	4.250%, 1/22/2020	3,130,621
	NTelos, Inc., Term Loan
2,434,875	5.750%, 11/9/2019	2,124,429
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
2,077,222	5.500%, 7/31/2018	2,061,643
	SBA Senior Finance II, LLC, Term Loan
1,741,250	3.250%, 3/24/2021	1,709,333
	TNS, Inc., Term Loan
2,126,210	5.000%, 2/14/2020	2,101,397
	Univision Communications, Inc., Term Loan
2,249,958	4.000%, 3/1/2020	2,214,813
	Virgin Media Investment Holdings, Ltd., Term Loan
2,285,000	3.500%, 6/7/2020	2,246,840
	WideOpenWest Finance, LLC, Term Loan
2,249,999	4.750%, 4/1/2019	2,233,124
	WMG Acquisition Corporation, Term Loan
256,750	3.750%, 7/1/2020	247,926
	XO Communications, LLC, Term Loan
545,875	4.250%, 3/20/2021	539,963
	Yankee Cable Acquisition, LLC, Term Loan
2,202,929	4.500%, 3/1/2020	2,190,548
	Zayo Group, LLC, Term Loan
2,249,123	4.000%, 7/2/2019	2,224,675

	Total	55,020,783

Consumer Cyclical (5.5%)
	Amaya Gaming Group, Inc., Term Loan
2,134,650	5.000%, 8/1/2021	2,088,947
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,091,645	4.250%, 8/13/2021	2,072,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (38.7%)[a]	Value

Consumer Cyclical (5.5%) - continued
	Ceridian HCM Holding, Inc., Term Loan
$1,089,724	4.500%, 9/15/2020	$1,067,930
	Chrysler Group, LLC, Term Loan
255,369	3.500%, 5/24/2017	254,319
	FCA US, LLC, Term Loan
2,332,375	3.250%, 12/31/2018	2,311,967
	Golden Nugget, Inc., Delayed Draw
237,600	5.500%, 11/21/2019	234,730
	Golden Nugget, Inc., Term Loan
554,400	5.500%, 11/21/2019	547,703
	Hilton Worldwide Finance, LLC, Term Loan
504,630	3.500%, 10/26/2020	498,049
	J.C. Penney Corporation, Inc., Term Loan
2,250,725	6.000%, 5/22/2018	2,227,858
	Las Vegas Sands, LLC, Term Loan
2,351,250	3.250%, 12/19/2020	2,333,381
	Marina District Finance Company, Inc., Term Loan
1,825,914	6.750%, 8/15/2018	1,817,552
	Mohegan Tribal Gaming Authority, Term Loan
1,732,500	5.500%, 11/19/2019	1,673,214
	Pinnacle Entertainment, Inc., Term Loan
491,301	3.750%, 8/13/2020	484,393
	ROC Finance, LLC, Term Loan
256,750	5.000%, 6/20/2019	238,777
	Scientific Games International, Inc., Term Loan
2,262,150	6.000%, 10/18/2020	2,231,045
	Seminole Hard Rock Entertainment, Inc., Term Loan
938,934	3.500%, 5/14/2020	908,418
	Seminole Indian Tribe of Florida, Term Loan
228,150	3.000%, 4/29/2020	227,080

	Total	21,217,827

Consumer Non-Cyclical (3.7%)
	Albertsons, Inc., Term Loan
2,490,561	5.375%, 3/21/2019	2,481,994
	CHS/Community Health Systems, Inc., Term Loan
2,475,000	4.250%, 1/27/2021	2,472,154
	Del Monte Corporation, Term Loan
580,769	3.500%, 3/9/2020	556,992
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,231,611	4.750%, 6/30/2021[b,c]	2,140,116
	Roundy’s Supermarkets, Inc., Term Loan
2,218,401	5.750%, 3/3/2021	2,046,475
	Supervalu, Inc., Term Loan
2,281,077	4.500%, 3/21/2019	2,258,266
	Visant Corporation, Term Loan
2,211,312	7.000%, 9/23/2021	2,160,186

	Total	14,116,183

Energy (2.1%)
	Arch Coal, Inc., Term Loan
2,215,975	6.250%, 5/16/2018	1,582,849

Principal Amount	Bank Loans (38.7%)[a]	Value

Energy (2.1%) - continued
	Exgen Renewables I, LLC, Term Loan
$1,267,031	5.250%, 2/6/2021	$1,273,366
	McJunkin Red Man Corporation, Term Loan
1,333,125	5.000%, 11/8/2019	1,218,143
	MEG Energy Corporation, Term Loan
1,740,000	0.000%, 3/31/2020[b,c]	1,633,965
	Offshore Group Investment, Ltd., Term Loan
1,421,143	5.750%, 3/28/2019	862,165
	Pacific Drilling SA, Term Loan
2,250,725	4.500%, 6/3/2018	1,718,991

	Total	8,289,479

Financials (2.2%)
	Delos Finance Sarl, Term Loan
2,375,000	3.500%, 3/6/2021	2,363,125
	Harland Clarke Holdings Corporation, Term Loan
2,199,313	7.000%, 5/22/2018	2,210,309
	MPH Acquisition Holdings, LLC, Term Loan
1,992,056	3.750%, 3/31/2021	1,940,482
	TransUnion, LLC, Term Loan
1,116,563	4.000%, 4/9/2021	1,100,093
	WaveDivision Holdings, LLC, Term Loan
797,033	4.000%, 10/15/2019	786,409

	Total	8,400,418

Technology (2.9%)
	Avago Technologies, Ltd., Term Loan
1,865,625	3.750%, 5/6/2021	1,861,427
	BMC Software, Inc., Term Loan
2,149,375	5.000%, 9/10/2020	2,078,188
	Booz Allen Hamilton, Inc., Term Loan
930,231	3.750%, 7/31/2019	928,194
	First Data Corporation, Term Loan
2,285,000	3.668%, 3/23/2018	2,241,448
	Freescale Semiconductor, Inc., Term Loan
2,250,171	4.250%, 2/28/2020	2,216,418
	Infor US, Inc., Term Loan
2,014,502	3.750%, 6/3/2020	1,964,563
	SunGard Data Systems, Inc., Term Loan
113,320	4.000%, 3/8/2020	112,825

	Total	11,403,063

Transportation (1.6%)
	American Airlines, Inc., Term Loan
4,466,975	3.750%, 6/27/2019	4,425,119
	OSG Bulk Ships, Inc., Term Loan
1,840,750	5.250%, 8/5/2019	1,820,042

	Total	6,245,161

Utilities (1.0%)
	Calpine Corporation, Term Loan
254,707	4.000%, 4/1/2018	252,797
1,485,000	4.000%, 10/31/2020	1,466,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (38.7%)[a]	Value

Utilities (1.0%) - continued
	Intergen NV, Term Loan
$2,250,725	5.500%, 6/15/2020	$2,222,591

	Total	3,941,825

	Total Bank Loans (cost $154,542,933)	149,661,188

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Asset-Backed Securities (2.6%)
	Asset Backed Securities Corporation Home Equity Loan Trust
872,178	0.308%, 7/25/2036[d]	780,824
	Bayview Opportunity Master Fund Trust IIB, LP
425,216	3.623%, 7/28/2019*,e	422,196
492,695	3.950%, 1/28/2034*,e	493,713
574,049	3.228%, 7/28/2034*,e	575,608
	Countrywide Asset-Backed Certificates
566,634	5.859%, 10/25/2046	507,514
	Credit Based Asset Servicing and Securitization, LLC
695,965	3.672%, 12/25/2036[e]	484,907
	First Horizon ABS Trust
828,481	0.328%, 10/25/2034[d,f]	731,968
	GMAC Mortgage Corporation Loan Trust
1,475,668	0.348%, 8/25/2035[d,f]	1,341,613
1,246,269	0.348%, 12/25/2036[d,f]	1,090,131
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035[e]	767,936
	Renaissance Home Equity Loan Trust
1,387,190	5.608%, 5/25/2036[e]	954,363
971,212	5.285%, 1/25/2037[e]	553,053
	Wachovia Asset Securitization, Inc.
1,571,780	0.308%, 7/25/2037*,d,f	1,352,983

	Total	10,056,809

Basic Materials (1.4%)
	Albemarle Corporation
242,000	3.000%, 12/1/2019	246,491
	Anglo American Capital plc
200,000	1.203%, 4/15/2016[d,g]	199,872
	ArcelorMittal
675,000	6.000%, 3/1/2021	696,094
	Dow Chemical Company
136,000	8.550%, 5/15/2019	171,270
	Fermaca Enterprises S de RL de CV
370,000	6.375%, 3/30/2038[g]	377,400
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[g]	228,650
559,000	7.000%, 2/15/2021[g]	468,162
	FMG Resources August 2006 Pty., Ltd.
208,480	6.875%, 2/1/2018[g,h]	201,704
	Freeport-McMoRan, Inc.
121,000	2.300%, 11/14/2017	118,993
162,000	2.375%, 3/15/2018	156,397
	Goldcorp, Inc.
237,000	2.125%, 3/15/2018	237,405
	Hexion US Finance Corporation
469,079	8.875%, 2/1/2018	402,235

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Basic Materials (1.4%) - continued
	Ineos Finance plc
$394,000	7.500%, 5/1/2020[g]	$416,655
	Inmet Mining Corporation
79	8.750%, 6/1/2020*	73
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	154,910
	Mosaic Company
138,000	3.750%, 11/15/2021	147,761
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[g]	727,364
	Sappi Papier Holding GmbH
470,000	6.625%, 4/15/2021[g]	481,750
	Vale Overseas, Ltd.
182,000	6.250%, 1/23/2017	193,579

	Total	5,626,765

Capital Goods (1.8%)
	BAE Systems plc
202,000	3.500%, 10/11/2016[g]	209,764
	Brand Energy & Infrastructure Services, Inc.
380,000	8.500%, 12/1/2021[g]	340,100
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[g]	765,675
	CNH Capital, LLC
469,079	3.625%, 4/15/2018	463,216
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	675,000
	Harsco Corporation
207,000	2.700%, 10/15/2015	208,263
	Hutchison Whampoa Finance CI, Ltd.
234,000	1.625%, 10/31/2017[g]	232,164
	Ingersoll-Rand Global Holding Company, Ltd.
238,000	6.875%, 8/15/2018	277,911
	L-3 Communications Corporation
201,000	1.500%, 5/28/2017	199,817
	Martin Marietta Materials, Inc.
238,000	1.357%, 6/30/2017[d]	236,709
	Moog, Inc.
595,000	5.250%, 12/1/2022[g]	606,900
	Nortek, Inc.
469,079	8.500%, 4/15/2021	498,396
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[g]	560,925
	Reynolds Group Issuer, Inc.
469,079	9.875%, 8/15/2019	498,396
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	215,998
	Sealed Air Corporation
545,000	4.875%, 12/1/2022[g]	555,900
	Textron, Inc.
202,000	4.625%, 9/21/2016	213,203
	United Rentals North America, Inc.
376,000	7.375%, 5/15/2020	404,670

	Total	7,163,007

Collateralized Mortgage Obligations (8.9%)
	Alternative Loan Trust
760,110	5.500%, 5/25/2035	761,848
	American Home Mortgage Assets Trust
924,126	0.358%, 12/25/2046[d]	656,129

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Collateralized Mortgage Obligations (8.9%) - continued
$962,798	0.358%, 6/25/2047[d]	$653,071
	Banc of America Alternative Loan Trust
919,875	6.000%, 11/25/2035	803,954
650,265	0.968%, 5/25/2046[d]	460,112
	Banc of America Mortgage Trust
461,582	2.646%, 7/25/2035	426,854
	BCAP, LLC Trust
990,956	0.348%, 3/25/2037[d]	839,611
	Bear Stearns ALT-A Trust
445,417	2.578%, 6/25/2034	441,904
	CHL Mortgage Pass-Through Trust
352,805	6.250%, 9/25/2036	326,939
562,441	6.000%, 4/25/2037	526,561
	CitiMortgage Alternative Loan Trust
479,599	5.750%, 4/25/2037	412,133
	Countrywide Alternative Loan Trust
540,571	6.500%, 8/25/2036	410,526
1,162,597	6.000%, 11/25/2036	994,151
830,787	6.000%, 1/25/2037	766,358
601,255	5.500%, 5/25/2037	536,004
386,120	7.000%, 10/25/2037	285,005
	Countrywide Home Loan Mortgage Pass Through Trust
492,140	2.463%, 11/25/2035	416,784
	Countrywide Home Loans, Inc.
366,867	2.431%, 3/20/2036	328,424
	Credit Suisse First Boston Mortgage Securities Corporation
412,813	5.250%, 10/25/2035	410,679
	Deutsche Alt-A Securities Mortgage Loan Trust
407,061	0.884%, 4/25/2047[d]	347,274
769,563	0.388%, 8/25/2047[d]	650,458
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
739,167	5.500%, 11/25/2035	699,222
	GMAC Mortgage Corporation Loan Trust
431,984	4.624%, 9/19/2035	410,216
	GMACM Mortgage Loan Trust
648,429	4.563%, 5/25/2035	621,932
	Greenpoint Mortgage Funding Trust
388,424	0.368%, 10/25/2045[d]	298,462
	HarborView Mortgage Loan Trust
703,861	2.604%, 7/19/2035	636,203
637,326	2.648%, 12/19/2035	562,193
	HomeBanc Mortgage Trust
1,399,540	2.203%, 4/25/2037	1,042,089
	IndyMac INDX Mortgage Loan Trust
441,430	4.628%, 10/25/2035	372,953
	J.P. Morgan Alternative Loan Trust
1,514,316	2.500%, 3/25/2036	1,217,091
789,147	6.500%, 3/25/2036	694,902
	J.P. Morgan Mortgage Trust
903,759	2.483%, 7/25/2035	892,499
628,732	2.653%, 8/25/2035	625,447
578,417	2.575%, 1/25/2037	527,760
	Lehman Mortgage Trust
279,180	6.000%, 1/25/2036	258,187
	Master Asset Securitization Trust
470,469	0.668%, 6/25/2036[d]	281,100

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Collateralized Mortgage Obligations (8.9%) - continued
	Merrill Lynch Mortgage Investors Trust
$787,865	6.250%, 8/25/2036	$643,648
	MortgageIT Trust
978,619	0.428%, 12/25/2035[d]	897,955
845,474	0.368%, 4/25/2036[d]	638,945
	RALI Trust
393,075	0.388%, 7/25/2036[d]	258,769
986,184	0.348%, 11/25/2036[d]	710,162
996,658	5.750%, 4/25/2037	796,251
	Residential Accredit Loans, Inc.
400,089	3.538%, 9/25/2035	340,994
917,096	5.750%, 9/25/2035	828,273
	Residential Asset Securitization Trust
704,590	6.219%, 8/25/2022	639,726
	Residential Funding Mortgage
	Security I Trust
810,512	6.000%, 7/25/2037	734,114
	Sequoia Mortgage Trust
596,361	3.256%, 9/20/2046	495,110
	Structured Adjustable Rate Mortgage Loan Trust
357,288	2.470%, 1/25/2035	299,721
716,928	5.048%, 7/25/2035	616,423
	Structured Asset Mortgage Investments, Inc.
1,206,812	0.478%, 12/25/2035[d]	923,510
1,021,078	0.378%, 5/25/2046[d]	744,557
	WaMu Mortgage Pass Through Certificates
731,718	1.780%, 1/25/2037	620,219
237,573	2.238%, 8/25/2046	205,437
865,455	0.844%, 1/25/2047[d]	781,208
822,643	0.854%, 1/25/2047[d]	673,255
	Washington Mutual Alternative Mortgage Pass Through Certificates
732,984	0.864%, 2/25/2047[d]	514,553
	Wells Fargo Mortgage Backed Securities Trust
530,750	2.578%, 3/25/2036	513,662
620,911	2.609%, 7/25/2036	605,586
287,141	6.000%, 7/25/2037	284,236

	Total	34,361,349

Commercial Mortgage-Backed Securities (<0.1%)
	Government National Mortgage Association
57,761	3.214%, 1/16/2040	57,924

	Total	57,924

Communications Services (4.3%)
	21st Century Fox America, Inc.
225,000	6.900%, 3/1/2019	268,798
	AMC Networks, Inc.
599,079	7.750%, 7/15/2021	647,005
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	150,096
	American Tower Corporation
257,000	7.000%, 10/15/2017	291,293
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[g]	244,225
	British Telecommunications plc
189,000	1.250%, 2/14/2017	188,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Communications Services (4.3%) - continued
	CC Holdings GS V, LLC
$363,000	2.381%, 12/15/2017	$368,551
	CCO Holdings, LLC
469,079	7.000%, 1/15/2019	486,669
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	541,250
	Cequel Communications Escrow I, LLC
920,000	6.375%, 9/15/2020[g]	956,800
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[g]	823,000
	Cox Communications, Inc.
193,000	9.375%, 1/15/2019[g]	245,937
	Digicel, Ltd.
779,079	6.000%, 4/15/2021[g]	730,387
	DIRECTV Holdings, LLC
166,000	3.500%, 3/1/2016	170,552
171,000	5.875%, 10/1/2019	199,281
	DISH DBS Corporation
550,000	5.000%, 3/15/2023	540,375
	Equinix, Inc.
540,000	5.750%, 1/1/2025	561,600
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[g]	644,175
	Frontier Communications Corporation
830,000	6.875%, 1/15/2025	841,412
	Hughes Satellite Systems Corporation
376,000	6.500%, 6/15/2019	401,850
	Intelsat Jackson Holdings SA
469,079	7.250%, 10/15/2020	491,947
	Level 3 Financing, Inc.
376,000	8.625%, 7/15/2020	410,028
	Numericable-SFR
800,000	6.000%, 5/15/2022[g]	818,320
	SBA Tower Trust
276,000	5.101%, 4/17/2017[g]	290,115
	Sprint Communications, Inc.
469,079	9.000%, 11/15/2018[g]	540,614
	Telefonica Emisiones SAU
145,000	3.992%, 2/16/2016	149,369
218,000	3.192%, 4/27/2018	227,355
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	545,081
	Univision Communications, Inc.
750,000	7.875%, 11/1/2020[g]	802,500
	UPCB Finance V, Ltd.
750,000	7.250%, 11/15/2021[g]	815,625
	Verizon Communications, Inc.
559,000	2.625%, 2/21/2020[g]	565,437
238,000	4.500%, 9/15/2020	262,632
	West Corporation
800,000	5.375%, 7/15/2022[g]	766,000
	Wind Acquisition Finance SA
540,000	4.750%, 7/15/2020[g]	526,500

	Total	16,513,778

Consumer Cyclical (2.9%)
	Alibaba Group Holding, Ltd.
250,000	2.500%, 11/28/2019[g]	250,761
	AMC Entertainment, Inc.
448,000	5.875%, 2/15/2022	458,080
	Chrysler Group, LLC
469,079	8.250%, 6/15/2021	521,850

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Consumer Cyclical (2.9%) - continued
	Cinemark USA, Inc.
$394,000	4.875%, 6/1/2023	$377,747
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[g]	136,435
	Delphi Corporation
207,000	6.125%, 5/15/2021	224,854
	ERAC USA Finance, LLC
238,000	2.350%, 10/15/2019[g]	240,950
	Ford Motor Credit Company, LLC
488,000	1.684%, 9/8/2017	488,295
203,000	5.000%, 5/15/2018	221,983
250,000	2.597%, 11/4/2019	253,416
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	476,115
364,000	4.375%, 9/25/2021	385,840
	GLP Capital, LP
800,000	4.875%, 11/1/2020	824,000
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	712,125
	Hyundai Capital America
195,000	1.450%, 2/6/2017[g]	194,981
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[g]	434,828
376,000	5.625%, 2/1/2023[g]	403,260
	KB Home
412,000	4.750%, 5/15/2019	393,460
	L Brands, Inc.
376,000	6.625%, 4/1/2021	424,880
	Lennar Corporation
740,000	4.750%, 11/15/2022	735,560
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	284,699
	MGM Resorts International
825,000	6.000%, 3/15/2023	833,250
	Nissan Motor Acceptance Corporation
108,000	0.785%, 3/3/2017[d,g]	108,065
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	853,017
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	271,350
	Toyota Motor Credit Corporation
90,000	0.572%, 1/12/2018[d]	90,052
	TRW Automotive, Inc.
135,000	7.250%, 3/15/2017[g]	147,825
	Volkswagen Group of America Finance, LLC
242,000	0.672%, 11/20/2017[d,g]	242,064
	Walgreens Boots Alliance, Inc.
242,000	2.700%, 11/18/2019	247,691

	Total	11,237,433

Consumer Non-Cyclical (3.5%)
	AbbVie, Inc.
242,000	2.000%, 11/6/2018	244,636
	Altria Group, Inc.
274,000	9.700%, 11/10/2018	349,964
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	228,850
	Beam, Inc.
140,000	5.375%, 1/15/2016	145,754
	Boston Scientific Corporation
241,000	2.650%, 10/1/2018	245,706
30,000	6.000%, 1/15/2020	34,523

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Consumer Non-Cyclical (3.5%) - continued
	CareFusion Corporation
$182,000	1.450%, 5/15/2017	$182,121
	Celgene Corporation
255,000	1.900%, 8/15/2017	258,604
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020	400,440
	ConAgra Foods, Inc.
288,000	2.100%, 3/15/2018	289,100
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022[g]	731,463
	CVS Health Corporation
136,000	2.250%, 12/5/2018	139,393
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[g]	812,000
	Express Scripts Holding Company
205,000	2.650%, 2/15/2017	210,694
	Forest Laboratories, Inc.
236,000	4.375%, 2/1/2019[g]	253,349
250,000	5.000%, 12/15/2021[g]	273,492
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[g]	518,332
	Gilead Sciences, Inc.
220,000	3.050%, 12/1/2016	228,622
	Grupo Bimbo SAB de CV
375,000	3.875%, 6/27/2024[g]	386,636
	HCA, Inc.
469,079	4.750%, 5/1/2023	491,360
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[g]	390,469
	JBS Finance II, Ltd.
469,079	8.250%, 1/29/2018*	485,666
	Kroger Company
280,000	1.200%, 10/17/2016	280,800
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	91,026
	McKesson Corporation
270,000	1.292%, 3/10/2017	270,736
	Medco Health Solutions, Inc.
110,000	7.125%, 3/15/2018	128,041
	Medtronic, Inc.
240,000	2.500%, 3/15/2020[g]	246,852
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	141,646
	Ortho-Clinical Diagnostics, Inc.
770,000	6.625%, 5/15/2022[g]	666,050
	Pernod Ricard SA
140,000	2.950%, 1/15/2017[g]	144,263
140,000	5.750%, 4/7/2021[g]	163,642
	Perrigo Company, Ltd.
117,000	1.300%, 11/8/2016	116,999
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	479,633
	SABMiller plc
182,000	6.500%, 7/15/2018[g]	209,821
	Safeway, Inc.
55,000	3.400%, 12/1/2016	56,228
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	398,560
	Sysco Corporation
366,000	2.350%, 10/2/2019	374,459

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Consumer Non-Cyclical (3.5%) - continued
	Tenet Healthcare Corporation
$675,000	8.125%, 4/1/2022	$761,063
	Tyson Foods, Inc.
238,000	2.650%, 8/15/2019	244,487
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[g]	500,742
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[g]	547,500
	Whirlpool Corporation
242,000	1.650%, 11/1/2017	243,998
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[g]	139,733

	Total	13,507,453

Energy (2.5%)
	Boardwalk Pipelines, Ltd.
192,000	5.875%, 11/15/2016	203,900
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	267,978
	Calumet Specialty Products Partners, LP
675,000	6.500%, 4/15/2021[g]	583,875
	Canadian Natural Resources, Ltd.
242,000	1.750%, 1/15/2018	239,265
	CNOOC Nexen Finance 2014 ULC
200,000	1.625%, 4/30/2017	199,451
	CNPC General Capital, Ltd.
201,000	2.750%, 4/19/2017[g]	204,203
370,000	2.750%, 5/14/2019[g]	369,842
	Concho Resources, Inc.
719,079	6.500%, 1/15/2022	747,842
	Continental Resources, Inc.
235,000	7.125%, 4/1/2021	244,400
	Enbridge, Inc.
118,000	0.684%, 6/2/2017[d]	116,350
	Energy XXI Gulf Coast, Inc.
800,000	7.500%, 12/15/2021[h]	364,000
	Enterprise Products Operating, LLC
366,000	2.550%, 10/15/2019	372,050
	EQT Corporation
52,000	5.150%, 3/1/2018	56,223
134,000	8.125%, 6/1/2019	162,068
	Harvest Operations Corporation
469,079	6.875%, 10/1/2017	422,171
	Hess Corporation
138,000	8.125%, 2/15/2019	164,710
	Kinder Morgan, Inc.
150,000	3.050%, 12/1/2019	151,377
244,000	5.000%, 2/15/2021[g]	259,908
	Kodiak Oil & Gas Corporation
469,079	5.500%, 1/15/2021	473,770
	Linn Energy, LLC
500,000	6.250%, 11/1/2019	381,250
469,079	8.625%, 4/15/2020	370,572
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[g]	334,640
	Offshore Group Investment, Ltd.
500,000	7.125%, 4/1/2023[h]	320,000
	Petroleos Mexicanos
220,000	4.250%, 1/15/2025[g]	216,656
375,000	5.625%, 1/23/2046[g]	383,362
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	705,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Energy (2.5%) - continued
	Sabine Pass Liquefaction, LLC
$675,000	5.750%, 5/15/2024	$678,375
	Southwestern Energy Company
233,000	7.500%, 2/1/2018	258,780
	Suncor Energy, Inc.
140,000	6.100%, 6/1/2018	158,141
	Weatherford International, Ltd.
156,000	6.000%, 3/15/2018	153,744
114,000	9.625%, 3/1/2019	121,534

	Total	9,685,812

Financials (8.2%)
	Abbey National Treasury Services plc
240,000	0.665%, 9/29/2017[d]	239,487
140,000	3.050%, 8/23/2018	146,896
	ABN AMRO Bank NV
207,000	2.500%, 10/30/2018[g]	211,740
	Air Lease Corporation
244,000	2.125%, 1/15/2018	243,085
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	535,950
	ANZ New Zealand International, Ltd.
200,000	1.400%, 4/27/2017[g]	200,263
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[g]	141,301
	Bank of America Corporation
268,000	5.700%, 5/2/2017	291,005
240,000	1.700%, 8/25/2017	241,405
305,000	5.750%, 12/1/2017	338,475
484,000	1.317%, 3/22/2018[d]	487,739
420,000	5.650%, 5/1/2018	469,027
242,000	8.000%, 12/29/2049[i]	259,061
	Bank of New York Mellon Corporation
160,000	4.500%, 12/31/2049[i]	148,700
	Banque Federative du Credit Mutuel SA
207,000	1.107%, 1/20/2017[d,g]	208,201
	Barclays Bank plc
140,000	5.140%, 10/14/2020	156,960
	Barclays plc
242,000	2.750%, 11/8/2019	247,013
	BB&T Corporation
202,000	2.050%, 6/19/2018	204,974
	BBVA Banco Continental SA
202,000	2.250%, 7/29/2016[g]	203,666
	BBVA International Preferred SA Unipersonal
715,000	5.919%, 12/29/2049[i]	729,300
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	331,491
	Berkshire Hathaway Finance Corporation
95,000	0.553%, 1/12/2018[d]	95,027
	BNP Paribas SA
208,000	2.375%, 9/14/2017	212,749
	BPCE SA
250,000	1.625%, 2/10/2017	251,645
358,000	5.150%, 7/21/2024[g]	383,452
	Branch Banking and Trust Company
223,000	0.664%, 12/1/2016[d]	223,320
	Caisse Centrale Desjardins du Quebec
115,000	0.918%, 1/29/2018[d,g]	114,983
	Caixa Economica Federal
460,000	4.250%, 5/13/2019[g]	455,400

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Financials (8.2%) - continued
	Capital One Financial Corporation
$267,000	6.150%, 9/1/2016	$286,815
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	448,875
	Citigroup, Inc.
366,000	5.500%, 2/15/2017	394,327
229,000	6.000%, 8/15/2017	253,527
363,000	1.850%, 11/24/2017	365,595
215,000	8.500%, 5/22/2019	270,964
	Compass Bank
250,000	1.850%, 9/29/2017	251,196
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
240,000	4.625%, 12/1/2023	262,635
500,000	11.000%, 12/29/2049[g,i]	643,750
	Credit Suisse Group AG
358,000	7.500%, 12/11/2049[g,i]	375,984
	CyrusOne, LP
469,079	6.375%, 11/15/2022	485,497
	DDR Corporation
140,000	9.625%, 3/15/2016	153,200
	Denali Borrower, LLC
800,000	5.625%, 10/15/2020[g]	856,000
	Deutsche Bank AG
235,000	1.350%, 5/30/2017	235,347
	Discover Bank
70,000	8.700%, 11/18/2019	87,417
	Discover Financial Services
138,000	6.450%, 6/12/2017	152,562
	Duke Realty, LP
242,000	8.250%, 8/15/2019	302,767
	Export-Import Bank of Korea
110,000	2.250%, 1/21/2020	111,182
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	339,039
	General Electric Capital Corporation
265,000	5.625%, 9/15/2017	294,719
94,000	1.625%, 4/2/2018	94,877
	Goldman Sachs Group, Inc.
183,000	6.250%, 9/1/2017	203,888
238,000	2.375%, 1/22/2018	242,644
138,000	2.625%, 1/31/2019	141,257
228,000	7.500%, 2/15/2019	274,740
235,000	2.550%, 10/23/2019	238,227
115,000	1.417%, 4/23/2020[d]	115,927
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	301,856
	HBOS plc
186,000	6.750%, 5/21/2018[g]	209,241
	HCP, Inc.
100,000	3.750%, 2/1/2016	102,702
139,000	3.750%, 2/1/2019	147,837
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	144,662
	HSBC Holdings plc
366,000	5.625%, 12/29/2049[h,i]	371,033
	Huntington National Bank
223,000	1.300%, 11/20/2016	223,472
	Icahn Enterprises, LP
800,000	6.000%, 8/1/2020	836,880
	ING Bank NV
358,000	5.800%, 9/25/2023[g]	409,183
200,000	4.125%, 11/21/2023	204,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Financials (8.2%) - continued
	ING Capital Funding Trust III
$144,000	3.855%, 12/29/2049[d,i]	$141,840
	International Lease Finance Corporation
140,000	2.191%, 6/15/2016[d]	139,412
420,000	5.875%, 4/1/2019	455,175
	Intesa Sanpaolo SPA
102,000	3.625%, 8/12/2015[g]	103,262
68,000	3.875%, 1/16/2018	71,539
201,000	3.875%, 1/15/2019	212,245
	J.P. Morgan Chase & Company
246,000	3.450%, 3/1/2016	252,534
140,000	0.752%, 2/15/2017[d]	139,915
119,000	2.000%, 8/15/2017	120,590
138,000	6.300%, 4/23/2019	161,883
276,000	7.900%, 4/29/2049[i]	296,614
775,000	6.750%, 8/29/2049[i]	829,007
	KeyCorp
223,000	2.300%, 12/13/2018	226,937
	Kookmin Bank
205,000	1.131%, 1/27/2017[d,g]	206,304
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[g]	60,437
	Liberty Property, LP
223,000	5.500%, 12/15/2016	239,995
	Lloyds Banking Group plc
125,000	5.920%, 9/29/2049[g,i]	124,375
	Macquarie Bank, Ltd.
207,000	5.000%, 2/22/2017[g]	221,962
	MetLife, Inc.
244,000	1.903%, 12/15/2017	246,234
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[g]	190,175
	Morgan Stanley
235,000	1.750%, 2/25/2016	236,614
345,000	6.250%, 8/28/2017	384,266
242,000	1.875%, 1/5/2018	243,420
238,000	6.625%, 4/1/2018	271,970
115,000	1.396%, 1/27/2020[d]	115,831
150,000	4.875%, 11/1/2022	163,030
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	410,739
	National City Corporation
140,000	6.875%, 5/15/2019	166,583
	Nationwide Building Society
85,000	2.350%, 1/21/2020[g]	86,071
	Nomura Holdings, Inc.
207,000	2.000%, 9/13/2016	209,198
135,000	2.750%, 3/19/2019	138,872
	Oversea-Chinese Banking Corporation, Ltd.
365,000	4.250%, 6/19/2024[g]	384,384
	PNC Bank NA
276,000	1.150%, 11/1/2016	277,314
	Pricoa Global Funding I
238,000	1.350%, 8/18/2017[g]	238,467
	Realty Income Corporation
191,000	2.000%, 1/31/2018	193,061
	Regions Bank
268,000	7.500%, 5/15/2018	314,228
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	330,545
	Royal Bank of Scotland Group plc
134,000	1.197%, 3/31/2017[d]	134,251
358,000	7.640%, 3/29/2049[i]	383,060

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Financials (8.2%) - continued
$358,000	7.648%, 8/29/2049[i]	$427,810
	SLM Corporation
150,000	4.625%, 9/25/2017	153,562
	Societe Generale SA
207,000	5.750%, 4/20/2016[g]	216,745
	State Bank of India
375,000	3.622%, 4/17/2019[g]	389,527
	Sumitomo Mitsui Banking Corporation
360,000	1.300%, 1/10/2017	360,513
135,000	0.834%, 1/16/2018[d]	135,252
	Suncorp-Metway, Ltd.
138,000	0.955%, 3/28/2017[d,g]	138,201
	Swiss RE Capital I, LP
202,000	6.854%, 5/29/2049[g,i]	211,898
	Synchrony Financial
363,000	1.875%, 8/15/2017	364,570
75,000	1.485%, 2/3/2020[c,d]	75,108
	UBS AG
250,000	2.375%, 8/14/2019	254,677
	Ventas Realty, LP
134,000	1.250%, 4/17/2017	133,825
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	216,483
	WEA Finance, LLC
244,000	1.750%, 9/15/2017[g]	245,272
	Wells Fargo & Company
484,000	1.400%, 9/8/2017	487,073
115,000	0.935%, 1/30/2020[c,d]	115,168

	Total	31,654,978

Foreign Government (2.3%)
	Bahama Government International Bond
200,000	5.750%, 1/16/2024[g]	213,590
	Brazil Government International Bond
375,000	5.000%, 1/27/2045	361,875
	Colombia Government International Bond
250,000	2.625%, 3/15/2023	235,625
370,000	4.000%, 2/26/2024	383,875
550,000	5.000%, 6/15/2045	581,625
	Costa Rica Government International Bond
375,000	7.000%, 4/4/2044[g]	364,687
	Hungary Government International Bond
480,000	4.000%, 3/25/2019	504,000
	Indonesia Government International Bond
900,000	4.125%, 1/15/2025[g,h]	924,750
	Mexico Government International Bond
50,000	3.500%, 1/21/2021	51,650
910,000	3.600%, 1/30/2025	935,025
1,160,000	4.600%, 1/23/2046	1,238,300
	Philippines Government International Bond
50,000	4.200%, 1/21/2024	56,187
	Poland Government International Bond
239,000	4.000%, 1/22/2024	260,510

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Foreign Government (2.3%) - continued
	Slovenia Government International Bond
$400,000	4.125%, 2/18/2019[g]	$424,700
	South Africa Government International Bond
375,000	5.375%, 7/24/2044	417,188
	Turkey Government International Bond
1,465,000	4.875%, 4/16/2043	1,532,610
	Uruguay Government International Bond
290,000	5.100%, 6/18/2050	315,375

	Total	8,801,572

Mortgage-Backed Securities (9.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,250,000	3.000%, 2/1/2030[c]	2,366,147
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,450,000	4.000%, 2/1/2045[c]	2,622,649
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,250,000	3.500%, 2/1/2030[c]	2,388,823
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
9,800,000	3.500%, 2/1/2045[c]	10,353,393
9,662,500	4.000%, 2/1/2045[c]	10,347,934
8,100,000	4.500%, 2/1/2045[c]	8,790,715

	Total	36,869,661

Technology (1.2%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[g]	436,700
	Amkor Technology, Inc.
500,000	6.625%, 6/1/2021	505,000
	Baidu, Inc.
200,000	2.750%, 6/9/2019	201,799
	EMC Corporation
140,000	1.875%, 6/1/2018	141,569
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	235,728
	First Data Corporation
469,079	7.375%, 6/15/2019[g]	491,947
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[g]	530,000
	Hewlett-Packard Company
276,000	5.400%, 3/1/2017	298,793
	Iron Mountain, Inc.
469,079	6.000%, 8/15/2023	491,360
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[g]	776,475
	Tyco Electronics Group SA
202,000	6.550%, 10/1/2017	228,340
	Xerox Corporation
202,000	7.200%, 4/1/2016	216,139

	Total	4,553,850

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Transportation (0.7%)
	American Airlines Pass Through Trust
$128,218	4.950%, 1/15/2023	$138,988
	Avis Budget Car Rental, LLC
800,000	5.125%, 6/1/2022[g]	802,000
	Continental Airlines, Inc.
397,765	6.250%, 4/11/2020	420,390
	Delta Air Lines, Inc.
240,000	6.750%, 5/23/2017	249,600
137,689	4.950%, 5/23/2019	147,413
115,888	4.750%, 5/7/2020	123,420
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[g]	199,723
	Southwest Airlines Company
242,000	2.750%, 11/6/2019	248,894
	United Air Lines, Inc.
151,538	10.400%, 11/1/2016	167,639
	US Airways Pass Through Trust
388,352	3.950%, 11/15/2025	402,430

	Total	2,900,497

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
1,100,000	1.875%, 6/30/2020	1,134,805

	Total	1,134,805

Utilities (2.7%)
	AES Corporation
469,079	7.375%, 7/1/2021	519,505
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	96,468
	Atlas Pipeline Partners, LP
376,000	4.750%, 11/15/2021	376,940
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020[g]	244,514
	Calpine Corporation
675,000	5.375%, 1/15/2023	681,750
	Chesapeake Midstream Partners, LP
500,000	6.125%, 7/15/2022	532,750
	Commonwealth Edison Company
134,000	6.950%, 7/15/2018	156,166
	DCP Midstream Operating, LP
206,000	2.500%, 12/1/2017	205,216
	DTE Energy Company
242,000	2.400%, 12/1/2019	247,197
	Dynegy Finance I, Inc.
775,000	7.375%, 11/1/2022[g]	800,188
	EDP Finance BV
242,000	4.125%, 1/15/2020[g]	247,749
	El Paso Corporation
122,000	7.000%, 6/15/2017	134,505
	Electricite de France SA
207,000	0.717%, 1/20/2017[d,g]	207,544
400,000	5.250%, 12/29/2049[g,i]	420,000
358,000	5.625%, 12/29/2049[g,i]	384,850
	Enel Finance International NV
140,000	5.125%, 10/7/2019[g]	157,329
	Enterprise Products Operating, LLC
450,000	7.000%, 6/1/2067	454,318
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	154,856
70,000	2.950%, 1/15/2020	71,191
	MarkWest Energy Partners, LP
845,000	4.875%, 12/1/2024[h]	849,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (52.8%)	Value

Utilities (2.7%) - continued
	MidAmerican Energy Holdings Company
$245,000	1.100%, 5/15/2017	$243,901
138,000	5.750%, 4/1/2018	156,361
	NiSource Finance Corporation
242,000	6.400%, 3/15/2018	277,559
	Northeast Utilities
80,000	1.600%, 1/15/2018	80,186
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	486,670
	ONEOK Partners, LP
134,000	2.000%, 10/1/2017	133,516
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	149,333
	Panhandle Eastern Pipe Line Company, LP
207,000	6.200%, 11/1/2017	230,895
	PG&E Corporation
136,000	2.400%, 3/1/2019	138,592
	PPL Capital Funding, Inc.
311,000	1.900%, 6/1/2018	312,823
	Sempra Energy
244,000	6.150%, 6/15/2018	279,879
	Southern California Edison Company
55,000	2.400%, 2/1/2022	55,853
	TransAlta Corporation
236,000	1.900%, 6/3/2017	236,265
	Transelec SA
375,000	4.250%, 1/14/2025[g]	380,574
	Williams Companies, Inc.
238,000	7.875%, 9/1/2021	270,839

	Total	10,375,507

	Total Long-Term Fixed Income (cost $204,559,168)	204,501,200

Shares	Common Stock (5.7%)	Value

Financials (5.7%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	1,016,061
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	547,860
130,900	Apollo Investment Corporation	932,008
60,250	Ares Capital Corporation	1,003,162
38,500	BlackRock Resources & Commodities Strategy Trust	374,605
34,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	668,780
57,050	Doubleline Income Solutions Fund	1,125,596
29,204	First Trust High Income Long/Short Fund	471,353
17,000	Guggenheim Multi-Asset Income ETF	372,980
79,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	927,765
61,045	iShares J.P. Morgan USD Emerging Markets Bond ETF	6,822,389
171,926	MFS Intermediate Income Trust	851,034
105,022	Nuveen Quality Preferred Income Fund II	983,006
61,304	PIMCO Dynamic Credit Income Fund	1,253,054
51,300	Solar Capital, Ltd.	948,024
141,898	Templeton Global Income Fund	1,024,504
12,020	Vanguard Short-Term Corporate Bond ETF	966,047

Shares	Common Stock (5.7%)	Value

Financials (5.7%) - continued
64,671	Western Asset Emerging Markets Debt Fund, Inc.	$1,017,275
100,767	Western Asset High Income Opportunity Fund, Inc.	537,088

	Total	21,842,591

	Total Common Stock (cost $22,200,319)	21,842,591

Shares	Preferred Stock (1.8%)	Value

Financials (1.6%)
17,900	Affiliated Managers Group, Inc., 5.250%	462,178
5,370	Agribank FCB, 6.875%[i]	567,877
4,400	Allstate Corporation, 5.100%	113,564
322	Bank of America Corporation, Convertible, 7.250%[i]	379,638
28,995	Citigroup, Inc., 6.875%[i]	779,386
10,000	Discover Financial Services, 6.500%[i]	263,300
6,965	Farm Credit Bank of Texas, 6.750%[g,i]	717,395
20,600	Goldman Sachs Group, Inc., 5.500%[i]	512,734
19,675	HSBC USA, Inc., 6.500%[i]	497,384
580	M&T Bank Corporation, 6.375%[i]	591,419
14,300	Morgan Stanley, 7.125%[i]	399,685
9,666	U.S. Bancorp 6.500%[i]	285,920
358	Wells Fargo & Company, Convertible, 7.500%[i]	444,994

	Total	6,015,474

Materials (0.1%)
14,320	CHS, Inc., 7.100%[i]	374,468

	Total	374,468

Utilities (0.1%)
5,362	Southern California Edison Company, 4.510%[i]	541,730

	Total	541,730

	Total Preferred Stock (cost $6,666,876)	6,931,672

Shares	Collateral Held for Securities Loaned (0.8%)	Value

3,156,452	Thrivent Cash Management Trust	3,156,452

	Total Collateral Held for Securities Loaned (cost $3,156,452)	3,156,452

Shares or Principal Amount	Short-Term Investments (10.9%)[j]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.090%, 4/24/2015[k]	99,979
	Thrivent Cash Management Trust
42,041,873	0.060%	42,041,873

	Total Short-Term Investments (at amortized cost)	42,141,852

	Total Investments (cost $433,267,600) 110.7%	$428,234,955

	Other Assets and Liabilities, Net (10.7%)	(41,405,889)

	Total Net Assets 100.0%	$386,829,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

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Schedule of Investments as of January 30, 2015

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $41,593,578 or 10.8% of total net assets.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At January 30, 2015, $99,979 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	$425,216
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	11/12/2014	572,614
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	492,695
Inmet Mining Corporation, 6/1/2020	8/19/2013	83
JBS Finance II, Ltd., 1/29/2018	8/19/2013	488,396
Wachovia Asset Securitization, Inc., 7/25/2037	3/17/2007	1,571,780

Definitions:
	ETF	-	Exchange Traded Fund.
	REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,019,854
Gross unrealized depreciation	(10,052,499)

Net unrealized appreciation (depreciation)	($5,032,645)

Cost for federal income tax purposes	$433,267,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	12,313,116	–	10,824,347	1,488,769
Capital Goods	8,713,333	–	8,713,333	–
Communications Services	55,020,783	–	50,178,813	4,841,970
Consumer Cyclical	21,217,827	–	21,217,827	–
Consumer Non-Cyclical	14,116,183	–	14,116,183	–
Energy	8,289,479	–	7,016,113	1,273,366
Financials	8,400,418	–	8,400,418	–
Technology	11,403,063	–	11,403,063	–
Transportation	6,245,161	–	4,425,119	1,820,042
Utilities	3,941,825	–	1,719,234	2,222,591
Long-Term Fixed Income
Asset-Backed Securities	10,056,809	–	10,056,809	–
Basic Materials	5,626,765	–	5,626,765	–
Capital Goods	7,163,007	–	7,163,007	–
Collateralized Mortgage Obligations	34,361,349	–	34,361,349	–
Commercial Mortgage-Backed Securities	57,924	–	57,924	–
Communications Services	16,513,778	–	16,513,778	–
Consumer Cyclical	11,237,433	–	11,237,433	–
Consumer Non-Cyclical	13,507,453	–	13,507,453	–
Energy	9,685,812	–	9,685,812	–
Financials	31,654,978	–	31,654,978	–
Foreign Government	8,801,572	–	8,801,572	–
Mortgage-Backed Securities	36,869,661	–	36,869,661	–
Technology	4,553,850	–	4,553,850	–
Transportation	2,900,497	–	2,900,497	–
U.S. Government and Agencies	1,134,805	–	1,134,805	–
Utilities	10,375,507	–	10,375,507	–
Common Stock
Financials	21,842,591	21,842,591	–	–
Preferred Stock
Financials	6,015,474	5,298,079	717,395	–
Materials	374,468	374,468	–	–
Utilities	541,730	–	541,730	–
Collateral Held for Securities Loaned	3,156,452	3,156,452	–	–
Short-Term Investments	42,141,852	42,041,873	99,979	–

Total	$428,234,955	$72,713,463	$343,874,754	$11,646,738

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,510,662	1,510,662	–	–

Total Asset Derivatives	$1,510,662	$1,510,662	$–	$–

Liability Derivatives
Futures Contracts	473,564	473,564	–	–

Total Liability Derivatives	$473,564	$473,564	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(512)	March 2015	($112,046,438)	($112,520,002)	($473,564)
5-Yr. U.S. Treasury Bond Futures	221	March 2015	26,258,237	26,816,969	558,732
30-Yr. U.S. Treasury Bond Futures	13	March 2015	1,827,454	1,966,656	139,202
Ultra Long Term U.S. Treasury Bond Futures	38	March 2015	5,986,897	6,799,625	812,728
Total Futures Contracts					$1,037,098

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$4,698,528	$11,993,160	$13,535,236	3,156,452	$3,156,452	$6,680
Cash Management Trust-Short Term Investment	53,096,934	31,946,054	43,001,115	42,041,873	42,041,873	6,799
Total Value and Income Earned	57,795,462				45,198,325	13,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (97.9%)	Value

Bermuda (0.4%)
140,000	Pacific Basin Shipping, Ltd.	$51,627

	Total	51,627

Brazil (7.2%)
36,300	Ambev SA	238,505
26,200	Embraer SA	231,805
31,300	Even Construtora e Incorporadora SA	50,509
12,600	Iochpe-Maxion SA	52,499
14,200	Itau Unibanco Holding SA	174,110
4,700	Natura Cosmeticos SA	54,913
5,900	WEG SA	70,362

	Total	872,703

Chile (0.9%)
191,440	Aguas Andinas SA	109,650

	Total	109,650

China (14.5%)
148,000	Air China, Ltd.	141,993
52,500	Anhui Conch Cement Company, Ltd.	175,748
436,000	China Construction Bank Corporation	349,010
100,000	China Shenhua Energy Company, Ltd.	274,503
171,000	CNOOC, Ltd.	226,894
164,000	Dongfeng Motor Group Company, Ltd.	237,184
41,000	Haitian International Holdings, Ltd.	79,490
240,000	PetroChina Company, Ltd.	260,616

	Total	1,745,438

Colombia (1.2%)
1,575	Bancolombia SA ADR	72,875
6,827	Bancolumbia SA	75,545

	Total	148,420

Cyprus (0.3%)
9,351	Globaltrans Investment plc	42,186

	Total	42,186

Czech Republic (3.1%)
5,620	CEZ AS	131,543
1,188	Komercni Banka AS	241,762

	Total	373,305

Hong Kong (6.5%)
38,500	China Mobile, Ltd.	504,676
32,000	Shenzhou International Group Holdings, Ltd.	116,273
70,500	Sinotruk Hong Kong, Ltd.	38,682
32,000	Weichai Power Company, Ltd.	126,596

	Total	786,227

Hungary (2.0%)
18,696	OTP Bank Nyrt	247,912

	Total	247,912

India (2.4%)
8,346	ICICI Bank, Ltd. ADR	100,235
6,526	Reliance Industries, Ltd. GDR[a]	193,729

	Total	293,964

Indonesia (3.1%)
119,500	Astra International Tbk PT	73,583
95,500	Bank Mandiri Persero Tbk PT	82,264
5,513	Bank Rakyat Indonesia Persero Tbk PT ADR	100,338
56,000	Indo Tambangraya Megah Tbk PT	73,788

Shares	Common Stock (97.9%)	Value

Indonesia (3.1%) - continued
35,400	United Tractors Tbk PT	$49,813

	Total	379,786

Luxembourg (1.4%)
9,821	Ternium SA ADR	168,332

	Total	168,332

Malaysia (4.1%)
85,659	CIMB Group Holdings Berhad	129,685
77,800	Genting Berhad	189,097
73,158	Malayan Banking Berhad	175,628

	Total	494,410

Mexico (2.9%)
323,600	America Movil SAB de CV	346,710

	Total	346,710

Panama (1.1%)
1,272	Copa Holdings SA	136,753

	Total	136,753

Poland (3.7%)
4,620	Bank Handlowy w Warszawie SA	134,702
4,631	Bank Pekao SA	223,377
39,708	Orange Polska SA	95,789

	Total	453,868

Russia (4.6%)
2,654	Magnit OJSC	100,916
25,576	Novolipetsk Steel OJSC GDR	334,279
11,376	Phosagro OAO	123,533

	Total	558,728

South Africa (4.8%)
19,381	AngloGold Ashanti, Ltd. ADR[b]	239,937
7,406	Barclays Africa Group, Ltd.	125,905
1,557	Impala Platinum Holdings, Ltd.[b]	10,102
7,091	MTN Group, Ltd.[c]	122,452
14,880	Reunert, Ltd.	80,093

	Total	578,489

South Korea (18.1%)
1,465	Hyundai Department Store Company, Ltd.	158,836
1,600	Hyundai Heavy Industries Company, Ltd.[b]	163,955
1,204	Hyundai Mobis	272,185
1,142	Hyundai Motor Company	175,506
1,282	LG Chem, Ltd.	230,557
2,074	POSCO ADR	120,769
404	Samsung Electronics Company, Ltd.	501,525
3,649	Samsung Heavy Industries Company, Ltd.	59,076
1,924	Samsung Life Insurance Company, Ltd.	197,622
5,228	Shinhan Financial Group Company, Ltd.	213,451
641	Shinsegae Company, Ltd.	93,994

	Total	2,187,476

Taiwan (9.8%)
80,000	Advanced Semiconductor Engineering, Inc.	100,458
14,000	Asustek Computer, Inc.	146,322
45,090	Chicony Electronics Company, Ltd.	123,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (97.9%)	Value

Taiwan (9.8%) - continued
66,000	Chipbond Technology Corporation	$134,906
87,000	Compal Electronics, Inc.	63,442
95,000	CTBC Financial Holding Company, Ltd.	60,264
21,000	Hon Hai Precision Industry Company, Ltd.	57,624
73,000	Mega Financial Holding Company, Ltd.	55,702
18,000	Novatek Microelectronics Corporation	99,009
15,000	Richtek Technology Corporation	76,021
8,631	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	196,009
79,000	TECO Electric & Machinery Company, Ltd.	73,748

	Total	1,187,234

Thailand (3.4%)
20,700	Bangkok Bank Public Company, Ltd.	120,336
17,100	Kasikornbank pcl	115,693
18,100	PTT Exploration & Production pcl	60,344
11,300	PTT pcl	119,475

	Total	415,848

Turkey (1.1%)
6,817	Ford Otomotiv Sanayi AS	94,542
6,524	Turkcell Iletisim Hizmetleri ASb	37,558

	Total	132,100

United States (1.3%)
5,963	Southern Copper Corporation	162,671

	Total	162,671

	Total Common Stock (cost $12,593,697)	11,873,837

Shares or Principal Amount	Short-Term Investments (2.3%)[d]

	Thrivent Cash Management Trust
274,597	0.060%	274,597

	Total Short-Term Investments (at amortized cost)	274,597

	Total Investments (cost $12,868,294) 100.2%	$12,148,434

	Other Assets and Liabilities, Net (0.2%)	(21,111)

	Total Net Assets 100.0%	$12,127,323

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $193,729 or 1.6% of total net assets.
b	Non-income producing security.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$616,972
Gross unrealized depreciation	(1,336,832)

Net unrealized appreciation (depreciation)	($719,860)

Cost for federal income tax purposes	$12,868,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	37,558	–	37,558	–
Consumer Discretionary	1,461,709	–	1,461,709	–
Consumer Staples	394,334	–	394,334	–
Energy	1,209,349	–	1,209,349	–
Financials	2,996,416	273,448	2,722,968	–
Industrials	1,398,678	136,753	1,261,925	–
Information Technology	1,499,045	196,009	1,303,036	–
Materials	1,565,928	815,242	750,686	–
Telecommunications Services	1,069,627	–	1,069,627	–
Utilities	241,193	–	241,193	–
Short-Term Investments	274,597	274,597	–	–

Total	$12,148,434	$1,696,049	$10,452,385	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Short Term Investment	$228,777	$1,258,123	$1,212,303	274,597	$274,597	$21
Total Value and Income Earned	228,777				274,597	21

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (96.1%)	Value

Consumer Discretionary (14.7%)
5,026	Brunswick Corporation	$272,811
4,468	Burlington Stores, Inc.[a]	222,909
2,721	Core-Mark Holding Company, Inc.	181,436
6,454	Del Frisco’s Restaurant Group, Inc.[a]	127,983
3,597	G-III Apparel Group, Ltd.[a]	349,628
3,738	Imax Corporation[a,b]	124,588
5,270	Kate Spade & Company[a]	166,163
1,080	Lithia Motors, Inc.	91,476
4,386	Oxford Industries, Inc.	245,353
2,436	Red Robin Gourmet Burgers, Inc.[a]	188,790
1,133	Restoration Hardware Holdings, Inc.[a]	99,171
350	Shake Shack, Inc.[a,c]	16,065
714	Shutterfly, Inc.[a]	31,323
2,251	Skechers USA, Inc.[a]	135,848
3,280	Tenneco, Inc.[a]	168,658
1,982	Vail Resorts, Inc.	173,940

	Total	2,596,142

Consumer Staples (2.9%)
1,654	B&G Foods, Inc.	49,356
616	Boston Beer Company, Inc.[a]	193,744
3,611	United Natural Foods, Inc.[a]	279,058

	Total	522,158

Energy (3.0%)
572	Diamondback Energy, Inc.[a]	39,462
5,053	Oasis Petroleum, Inc.[a]	67,912
10,140	Penn Virginia Corporation[a]	49,483
7,387	Rex Energy Corporation[a]	26,150
1,600	Rosetta Resources, Inc.[a]	27,312
1,817	SemGroup Corporation	122,339
5,426	U.S. Silica Holdings, Inc.[b]	136,735
1,931	Whiting Petroleum Corporation[a]	57,969

	Total	527,362

Financials (11.9%)
5,441	Bank of the Ozarks, Inc.	176,452
4,217	Chesapeake Lodging Trust	154,848
6,565	Essent Group, Ltd.[a]	153,555
5,074	Evercore Partners, Inc.	242,893
3,787	Hanmi Financial Corporation	75,210
6,043	iShares Russell 2000 Growth Index Fund	840,581
6,237	Kennedy-Wilson Holdings, Inc.	165,842
4,021	PacWest Bancorp	171,918
5,251	Western Alliance Bancorp[a]	135,003

	Total	2,116,302

Health Care (22.1%)
4,847	Acadia Healthcare Company, Inc.[a]	279,914
3,200	Acorda Therapeutics, Inc.[a]	132,960
6,758	Akorn, Inc.[a]	287,756
3,130	Align Technology, Inc.[a]	166,046
6,430	Cardiovascular Systems, Inc.[a]	219,199
1,785	Centene Corporation[a]	194,851
3,344	Cyberonics, Inc.[a]	185,826
13,628	Depomed, Inc.[a]	248,983
8,205	ExamWorks Group, Inc.[a]	303,257
2,923	Furiex Pharmaceuticals, Inc. Contigent Value Right[a,d]	28,499
7,028	Impax Laboratories, Inc.[a]	257,717
3,500	Inogen, Inc.[a]	107,100
11,635	Ironwood Pharmaceuticals, Inc.[a]	181,273
6,377	Neurocrine Biosciences, Inc.[a]	214,650
3,088	NPS Pharmaceuticals, Inc.[a]	141,616
6,951	NuVasive, Inc.[a]	321,970

Shares	Common Stock (96.1%)	Value

Health Care (22.1%) - continued
517	Puma Biotechnology, Inc.[a]	$109,128
4,091	Team Health Holdings, Inc.[a]	211,505
2,969	Teleflex, Inc.	325,284

	Total	3,917,534

Industrials (16.3%)
1,915	Generac Holdings, Inc.[a,b]	83,762
2,276	Granite Construction, Inc.	77,566
3,344	H&E Equipment Services, Inc.	58,654
8,095	Healthcare Services Group, Inc.	255,073
2,813	Heico Corporation	170,693
2,412	Huron Consulting Group, Inc.[a]	181,431
9,336	Interface, Inc.	146,668
4,459	MasTec, Inc.[a]	82,581
2,933	Middleby Corporation[a]	278,694
7,045	On Assignment, Inc.[a]	247,491
6,119	PGT, Inc.[a]	52,562
3,923	Proto Labs, Inc.[a,b]	252,602
5,032	Ritchie Brothers Auctioneers, Inc.[b]	125,800
3,511	Saia, Inc.[a]	147,848
3,444	Spirit Airlines, Inc.[a]	255,338
6,078	Swift Transportation Company[a]	149,397
1,192	WageWorks, Inc.[a]	65,608
1,452	Watsco, Inc.	158,065
1,683	Watts Water Technologies, Inc.	98,674

	Total	2,888,507

Information Technology (22.4%)
5,504	A10 Networks, Inc.[a]	26,419
1,791	Ambarella, Inc.[a,b]	99,060
18,238	Applied Micro Circuits Corporation[a]	95,750
2,852	Applied Optoelectronics, Inc.[a]	25,497
4,820	Aspen Technology, Inc.[a]	170,363
1,854	Belden, Inc.	153,771
4,311	Cardtronics, Inc.[a]	144,893
2,664	Cavium, Inc.[a]	156,670
3,148	Cognex Corporation[a]	115,689
1,633	Coherent, Inc.[a]	101,050
4,181	Constant Contact, Inc.[a]	158,125
5,017	Cornerstone OnDemand, Inc.[a]	165,310
4,049	Dealertrack Technologies, Inc.[a]	162,770
3,437	Demandware, Inc.[a]	184,086
3,053	DST Systems, Inc.	295,225
2,093	Electronics for Imaging, Inc.[a]	80,894
6,529	Guidewire Software, Inc.[a]	327,103
4,449	HomeAway, Inc.[a]	113,405
2,202	Manhattan Associates, Inc.[a]	98,297
14,291	MaxLinear, Inc.[a]	115,043
1,734	Methode Electronics, Inc.	62,719
2,890	Monolithic Power Systems, Inc.	137,246
7,886	Proofpoint, Inc.[a]	394,300
395	SPS Commerce, Inc.[a]	23,424
958	Synaptics, Inc.[a]	73,584
602	Tyler Technologies, Inc.[a]	63,860
1,135	Ultimate Software Group, Inc.[a]	167,991
6,807	Virtusa Corporation[a]	254,990

	Total	3,967,534

Materials (2.8%)
5,039	Chemtura Corporation[a,b]	109,800
12,686	Graphic Packaging Holding Company[a]	183,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (96.1%)	Value

Materials (2.8%) - continued
5,598	PolyOne Corporation	$199,233

	Total	492,726

	Total Common Stock (cost $16,060,847)	17,028,265

Shares	Collateral Held for Securities Loaned (5.1%)	Value

907,360	Thrivent Cash Management Trust	907,360

	Total Collateral Held for Securities Loaned (cost $907,360)	907,360

Shares or Principal Amount	Short-Term Investments (4.1%)[e]	Value

	Thrivent Cash Management Trust
726,285	0.060%	726,285

	Total Short-Term Investments (at amortized cost)	726,285

	Total Investments (cost $17,694,492) 105.3%	$18,661,910

	Other Assets and Liabilities, Net (5.3%)	(946,441)

	Total Net Assets 100.0%	$17,715,469

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,427,247
Gross unrealized depreciation	(1,459,829)

Net unrealized appreciation (depreciation)	$967,418

Cost for federal income tax purposes	$17,694,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,596,142	2,596,142	–	–
Consumer Staples	522,158	522,158	–	–
Energy	527,362	527,362	–	–
Financials	2,116,302	2,116,302	–	–
Health Care	3,917,534	3,889,035	–	28,499
Industrials	2,888,507	2,888,507	–	–
Information Technology	3,967,534	3,967,534	–	–
Materials	492,726	492,726	–	–
Collateral Held for Securities Loaned	907,360	907,360	–	–
Short-Term Investments	726,285	726,285	–	–
Total	$18,661,910	$18,633,411	$–	$28,499

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$217,215	$1,936,483	$1,246,338	907,360	$907,360	$1,753
Cash Management Trust-Short Term Investment	501,403	1,112,906	888,024	726,285	726,285	85
Total Value and Income Earned	718,618				1,633,645	1,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value

Consumer Discretionary (13.1%)
120,100	Aaron’s, Inc.	$3,802,366
22,100	American Public Education, Inc.[a]	741,897
18,200	Apollo Group, Inc.[a]	459,732
6,900	Ascent Capital Group, Inc.[a]	291,939
23,700	Brunswick Corporation	1,286,436
37,700	Crocs, Inc.[a]	399,620
34,900	CSS Industries, Inc.	949,280
43,300	Culp, Inc.	869,897
34,500	Dorman Products, Inc.[a,b]	1,577,685
34,600	Drew Industries, Inc.[a]	1,739,688
39,000	Ethan Allen Interiors, Inc.[b]	1,061,580
50,900	Fred’s, Inc.	844,940
57,100	Haverty Furniture Companies, Inc.	1,394,953
11,800	Hooker Furniture Corporation	212,872
21,700	Interval Leisure Group, Inc.	500,836
48,100	Meritage Homes Corporation[a]	1,751,321
83,100	Modine Manufacturing Company[a]	1,012,989
21,900	National CineMedia, Inc.	315,360
50,500	New Media Investment Group, Inc.	1,181,195
23,500	Orient-Express Hotels, Ltd.[a]	258,265
93,250	Pier 1 Imports, Inc.	1,567,533
175,300	Quiksilver, Inc.[a,b]	327,811
9,500	Red Robin Gourmet Burgers, Inc.[a]	736,250
4,400	Saga Communications, Inc.	178,948
66,900	Shiloh Industries, Inc.[a]	818,187
107,900	Sportsman’s Warehouse Holdings, Inc.[a,b]	769,327
101,800	Stein Mart, Inc.	1,400,768
25,350	Steven Madden, Ltd.[a]	870,519
26,400	Weight Watchers International, Inc.[a,b]	437,184

	Total	27,759,378

Consumer Staples (1.6%)
24,700	Pinnacle Foods, Inc.	888,459
20,600	Post Holdings, Inc.[a]	973,350
54,600	Spartannash Company	1,406,496
9,600	Vector Group, Ltd.	214,848

	Total	3,483,153

Energy (2.8%)
23,200	Atwood Oceanics, Inc.	663,056
7,900	Bristow Group, Inc.	440,109
14,600	CARBO Ceramics, Inc.[b]	478,588
11,600	Clayton Williams Energy, Inc.[a]	648,440
70,300	Cloud Peak Energy, Inc.[a]	477,337
19,700	Gulf Island Fabrication, Inc.	326,429
15,200	PDC Energy, Inc.[a]	698,288
225,000	Teekay Tankers, Ltd.[b]	1,156,500
54,400	Tesco Corporation	557,056
88,700	Tetra Technologies, Inc.[a]	438,178

	Total	5,883,981

Financials (29.6%)
27,500	Acadia Realty Trust	995,225
82,500	Ares Capital Corporation	1,373,625
43,900	Associated Estates Realty Corporation	1,093,549
35,800	Assured Guaranty, Ltd.	874,236
62,000	BBCN Bancorp, Inc.	802,900
36,740	Catchmark Timber Trust, Inc.	422,877
100,800	CBL & Associates Properties, Inc.	2,078,496
181,300	Cedar Realty Trust, Inc.	1,443,148
238,700	CoBiz Financial, Inc.	2,601,830
50,400	Columbia Banking System, Inc.	1,281,672
55,300	Compass Diversified Holdings	895,860
17,900	Corporate Office Properties Trust	537,000

Shares	Common Stock (97.3%)	Value

Financials (29.6%) - continued
99,000	East West Bancorp, Inc.	$3,581,820
55,760	Employers Holdings, Inc.	1,159,808
2,000	Enstar Group, Ltd.[a]	269,940
114,100	First Potomac Realty Trust	1,460,480
15,200	Forestar Real Estate Group, Inc.[a]	201,704
77,400	Glacier Bancorp, Inc.	1,723,698
56,500	Golub Capital BDC, Inc.	1,007,960
71,500	Hatteras Financial Corporation	1,299,870
113,500	Hercules Technology Growth Capital, Inc.	1,704,770
88,000	Home Bancshares, Inc.	2,606,560
15,200	Home Properties, Inc.	1,071,600
12,200	iShares Russell 2000 Value Index Fund	1,187,670
51,500	Janus Capital Group, Inc.	903,310
39,900	JMP Group, LLC	304,437
14,700	Kilroy Realty Corporation	1,090,005
52,775	Kite Realty Group Trust	1,612,804
54,400	LaSalle Hotel Properties	2,201,024
16,900	Main Street Capital Corporation	489,931
121,400	Meadowbrook Insurance Group, Inc.	1,007,620
43,000	National Interstate Corporation	1,108,110
11,500	Piper Jaffray Companies[a]	587,075
35,300	Potlatch Corporation	1,407,058
82,800	ProAssurance Corporation	3,673,836
8,300	PS Business Parks, Inc.	698,113
84,700	Radian Group, Inc.[b]	1,334,872
120,900	Redwood Trust, Inc.	2,409,537
55,400	Safeguard Scientifics, Inc.[a]	1,015,482
4,700	Safety Insurance Group, Inc.	291,165
72,900	Sandy Spring Bancorp, Inc.	1,802,817
29,800	State Auto Financial Corporation	655,600
74,600	Strategic Hotels & Resorts, Inc.[a]	1,001,132
22,200	SVB Financial Group[a]	2,506,380
38,700	TCP Capital Corporation	609,912
49,300	THL Credit, Inc.	536,877
41,200	Washington Real Estate Investment Trust	1,182,852
48,100	Wintrust Financial Corporation	2,090,907
7,300	WSFS Financial Corporation[a]	539,178

	Total	62,736,332

Health Care (5.5%)
11,700	Analogic Corporation	953,901
4,200	Atrion Corporation	1,407,000
41,600	Halyard Health, Inc.[a]	1,854,112
26,400	National Healthcare Corporation	1,662,408
49,200	Select Medical Holdings Corporation	665,184
54,900	Triple-S Management Corporation[a]	1,321,992
14,000	Wellcare Health Plans, Inc.[a]	1,019,900
55,500	West Pharmaceutical Services, Inc.	2,736,705

	Total	11,621,202

Industrials (22.5%)
35,200	A.O. Smith Corporation	2,091,232
57,600	Aegion Corporation[a]	882,432
55,800	Alaska Air Group, Inc.	3,787,146
23,300	Applied Industrial Technologies, Inc.	942,019
28,500	Astec Industries, Inc.	1,013,460
92,000	Beacon Roofing Supply, Inc.[a]	2,179,480
12,200	Brady Corporation	319,274
24,100	Circor International, Inc.	1,190,299
61,200	Comfort Systems USA, Inc.	1,018,980
1,800	Cubic Corporation	94,122
45,700	ESCO Technologies, Inc.	1,646,114
32,400	Franklin Electric Company, Inc.	1,108,404

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value

Industrials (22.5%) - continued
29,000	FTI Consulting, Inc.[a]	$1,179,430
36,100	G & K Services, Inc.	2,530,610
36,500	Genesee & Wyoming, Inc.[a]	3,009,425
69,700	Gibraltar Industries, Inc.[a]	1,055,258
14,320	Hillenbrand, Inc.	449,791
25,500	Hub Group, Inc.[a]	851,700
29,800	Kaman Corporation	1,132,996
65,000	Kforce, Inc.	1,521,000
20,400	Kirby Corporation[a]	1,478,796
38,300	Landstar System, Inc.	2,454,264
28,500	Luxfer Holdings plc ADR	383,610
25,600	Matson, Inc.	889,600
44,700	Matthews International Corporation	2,070,951
74,600	McGrath Rentcorp	2,266,348
28,700	Mine Safety Appliances Company	1,253,042
85,400	Navigant Consulting, Inc.[a]	1,232,322
18,900	Nordson Corporation	1,377,054
8,800	RBC Bearings, Inc.	510,752
20,700	Sun Hydraulics Corporation	750,168
25,300	Universal Forest Products, Inc.	1,266,518
37,700	Universal Truckload Services, Inc.	888,212
62,700	UTI Worldwide, Inc.[a]	744,249
26,300	Waste Connections, Inc.	1,136,686
16,480	Woodward, Inc.	735,173
11,000	YRC Worldwide, Inc.[a]	174,460

	Total	47,615,377

Information Technology (9.9%)
40,500	Advanced Energy Industries, Inc.[a]	972,000
8,900	Badger Meter, Inc.	532,754
33,800	Belden, Inc.	2,803,372
64,200	Brooks Automation, Inc.	828,822
38,800	Cabot Microelectronics Corporation[a]	1,917,108
8,600	Cognex Corporation[a]	316,050
38,400	Cohu, Inc.	435,072
77,700	Electro Rent Corporation	1,001,553
87,800	Electro Scientific Industries, Inc.	550,506
38,900	Entegris, Inc.[a]	505,700
57,400	Fabrinet[a]	937,342
27,600	Intersil Corporation	394,956
104,200	Intevac, Inc.[a]	677,300
96,700	Ixia[a]	980,538
12,400	Littelfuse, Inc.	1,224,376
22,800	Methode Electronics, Inc.	824,676
23,700	Newport Corporation[a]	438,924
46,400	Progress Software Corporation[a]	1,162,320
38,180	Sonus Networks, Inc.[a]	728,474
39,300	Synnex Corporation	2,915,667
45,800	Teradyne, Inc.	828,980

	Total	20,976,490

Materials (6.9%)
36,100	American Vanguard Corporation[b]	403,598
41,700	AptarGroup, Inc.	2,631,687
13,100	Carpenter Technology Corporation	497,014
26,300	Clearwater Paper Corporation[a]	1,946,726
14,300	Franco-Nevada Corporation	825,230
65,900	Innospec, Inc.	2,601,073
31,600	Minerals Technologies, Inc.	2,064,428
72,600	Myers Industries, Inc.	1,208,790
25,700	Ryerson Holding Corporation[a,b]	163,195
23,500	Schnitzer Steel Industries, Inc.	396,680
43,600	Stillwater Mining Company[a,b]	596,012
130,600	Wausau Paper Corporation	1,326,896

	Total	14,661,329

Shares	Common Stock (97.3%)	Value

Telecommunications Services (<0.1%)
5,310	Premiere Global Services, Inc.[a]	$46,940

	Total	46,940

Utilities (5.4%)
18,900	Black Hills Corporation	948,024
49,500	Cleco Corporation	2,690,820
40,400	El Paso Electric Company	1,618,424
33,400	NorthWestern Corporation	1,929,184
44,600	PNM Resources, Inc.	1,360,300
4,300	Portland General Electric Company	170,710
39,700	Southwest Gas Corporation	2,439,962
3,500	Vectren Corporation	167,720

	Total	11,325,144

	Total Common Stock (cost $131,152,131)	206,109,326

Shares	Preferred Stock (0.2%)	Value

Health Care (0.2%)
23,563	National Healthcare Corporation, Convertible[c]	366,169

	Total	366,169

	Total Preferred Stock (cost $317,832)	366,169

Shares	Collateral Held for Securities Loaned (3.4%)	Value

7,209,355	Thrivent Cash Management Trust	7,209,355

	Total Collateral Held for Securities Loaned (cost $7,209,355)	7,209,355

Shares or Principal Amount	Short-Term Investments (2.7%)[d]	Value

5,710,210	Thrivent Cash Management Trust 0.060%	5,710,210

	Total Short-Term Investments (at amortized cost)	5,710,210

	Total Investments (cost $144,389,528) 103.6%	$219,395,060

	Other Assets and Liabilities, Net (3.6%)	(7,690,039)

	Total Net Assets 100.0%	$211,705,021

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$81,220,167
Gross unrealized depreciation	(6,214,635)

Net unrealized appreciation (depreciation)	$75,005,532

Cost for federal income tax purposes	$144,389,528

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	27,759,378	27,759,378	–	–
Consumer Staples	3,483,153	3,483,153	–	–
Energy	5,883,981	5,883,981	–	–
Financials	62,736,332	62,736,332	–	–
Health Care	11,621,202	11,621,202	–	–
Industrials	47,615,377	47,615,377	–	–
Information Technology	20,976,490	20,976,490	–	–
Materials	14,661,329	13,836,099	825,230	–
Telecommunications Services	46,940	46,940	–	–
Utilities	11,325,144	11,325,144	–	–
Preferred Stock
Health Care	366,169	366,169	–	–
Collateral Held for Securities Loaned	7,209,355	7,209,355	–	–
Short-Term Investments	5,710,210	5,710,210	–	–

Total	$219,395,060	$218,569,830	$825,230	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$8,739,961	$11,370,186	$12,900,792	7,209,355	$7,209,355	$13,508
Cash Management Trust- Short Term Investment	7,402,448	17,249,968	18,942,206	5,710,210	5,710,210	957
Total Value and Income Earned	16,142,409				12,919,565	14,465

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

SMALL CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (95.8%)	Value

Consumer Discretionary (14.0%)
116,200	Aaron’s, Inc.	$3,678,892
97,357	Cheesecake Factory, Inc.	5,112,216
53,110	G-III Apparel Group, Ltd.[a]	5,162,292
272,500	Houghton Mifflin Harcourt Company[a]	5,362,800
294,817	MDC Partners, Inc.	7,046,126
323,690	NutriSystem, Inc.	5,768,156
73,310	Oxford Industries, Inc.	4,100,962
74,050	Papa John’s International, Inc.	4,699,213
379,500	Tuesday Morning Corporation[a,b]	6,717,150

	Total	47,647,807

Consumer Staples (3.9%)
82,840	TreeHouse Foods, Inc.[a]	7,513,588
170,950	WhiteWave Foods Company[a]	5,636,222

	Total	13,149,810

Energy (2.6%)
103,090	Market Vectors Oil Service ETF	3,422,588
129,470	Oasis Petroleum, Inc.[a]	1,740,077
93,550	Rex Energy Corporation[a,b]	331,167
124,110	Rosetta Resources, Inc.[a]	2,118,558
365,041	Trinidad Drilling, Ltd.	1,226,666

	Total	8,839,056

Financials (21.0%)
29,622	Affiliated Managers Group, Inc.[a]	6,087,913
46,780	Allied World Assurance Company Holdings AG	1,808,983
74,800	American Assets Trust, Inc.	3,319,624
45,383	Argo Group International Holdings, Ltd.	2,427,537
139,120	Assured Guaranty, Ltd.	3,397,310
186,200	BBCN Bancorp, Inc.	2,411,290
403,160	CNO Financial Group, Inc.	6,257,043
36,560	Extra Space Storage, Inc.	2,412,960
246,270	Hanmi Financial Corporation	4,890,922
57,870	HCC Insurance Holdings, Inc.	3,086,786
58,320	iShares Russell 2000 Index Fund	6,747,624
91,150	PacWest Bancorp	3,897,118
103,400	Parkway Properties, Inc.	1,892,220
107,580	Pebblebrook Hotel Trust	4,996,015
15,520	SVB Financial Group[a]	1,752,208
281,300	Synovus Financial Corporation	7,249,101
150,490	Terreno Realty Corporation	3,431,172
31,660	Texas Capital Bancshares, Inc.[a]	1,293,311
143,370	Western Alliance Bancorp[a]	3,686,043

	Total	71,045,180

Health Care (11.4%)
70,100	Acorda Therapeutics, Inc.[a]	2,912,655
77,280	Akorn, Inc.[a,b]	3,290,582
55,330	Align Technology, Inc.[a]	2,935,257
111,840	AMN Healthcare Services, Inc.[a]	2,104,829
222,172	ExamWorks Group, Inc.[a,b]	8,211,477
130,900	Neurocrine Biosciences, Inc.[a]	4,406,094
133,433	NuVasive, Inc.[a]	6,180,617
77,970	Teleflex, Inc.	8,542,393

	Total	38,583,904

Industrials (21.5%)
86,570	Apogee Enterprises, Inc.	3,745,018
115,690	CLARCOR, Inc.	7,234,096
75,220	Curtiss-Wright Corporation	5,004,387
241,711	EMCOR Group, Inc.	9,755,456
59,650	Esterline Technologies Corporation[a]	6,686,168
130,275	Granite Construction, Inc.	4,439,772

Shares	Common Stock (95.8%)	Value

Industrials (21.5%) - continued
143,800	HNI Corporation	$7,082,150
18,203	Huron Consulting Group, Inc.[a]	1,369,230
211,960	Interface, Inc.	3,329,891
211,400	Korn/Ferry International[a]	6,024,900
27,190	Landstar System, Inc.	1,742,335
233,440	Progressive Waste Solutions, Ltd.	6,657,709
16,570	Proto Labs, Inc.[a,b]	1,066,942
161,000	Ritchie Brothers Auctioneers, Inc.[b]	4,025,000
72,390	Tennant Company	4,720,552

	Total	72,883,606

Information Technology (13.5%)
405,100	Atmel Corporation[a]	3,374,483
191,580	Broadridge Financial Solutions, Inc.	9,193,924
99,220	DST Systems, Inc.	9,594,574
52,330	FEI Company	4,302,572
90,350	Guidewire Software, Inc.[a]	4,526,535
139,696	Plantronics, Inc.	6,402,268
73,180	Textura Corporation[a,b]	1,825,109
173,767	Virtusa Corporation[a]	6,509,312

	Total	45,728,777

Materials (4.7%)
109,100	Chemtura Corporation[a,b]	2,377,289
44,400	Eagle Materials, Inc.	3,162,168
230,170	Horsehead Holding Corporation[a,b]	3,093,485
155,770	Materials Select Sector SPDR Fund	7,428,671

	Total	16,061,613

Utilities (3.2%)
36,930	Laclede Group, Inc.	1,985,357
118,260	NorthWestern Corporation	6,830,697
51,990	Portland General Electric Company	2,064,003

	Total	10,880,057

	Total Common Stock (cost $275,666,146)	324,819,810

Shares	Collateral Held for Securities Loaned (5.4%)	Value

18,249,360	Thrivent Cash Management Trust	18,249,360

	Total Collateral Held for Securities Loaned (cost $18,249,360)	18,249,360

Shares or Principal Amount	Short-Term Investments (2.6%)[c]	Value

8,968,232	Thrivent Cash Management Trust 0.060%	8,968,232

	Total Short-Term Investments (at amortized cost)	8,968,232

	Total Investments (cost $302,883,738) 103.8%	$352,037,402

	Other Assets and Liabilities, Net (3.8%)	(12,976,521)

	Total Net Assets 100.0%	$339,060,881

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ETF	-	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

SMALL CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$62,794,452
Gross unrealized depreciation	(13,640,788)

Net unrealized appreciation (depreciation)	$49,153,664

Cost for federal income tax purposes	$302,883,738

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	47,647,807	47,647,807	–	–
Consumer Staples	13,149,810	13,149,810	–	–
Energy	8,839,056	7,612,390	1,226,666	–
Financials	71,045,180	71,045,180	–	–
Health Care	38,583,904	38,583,904	–	–
Industrials	72,883,606	72,883,606	–	–
Information Technology	45,728,777	45,728,777	–	–
Materials	16,061,613	16,061,613	–	–
Utilities	10,880,057	10,880,057	–	–
Collateral Held for Securities Loaned	18,249,360	18,249,360	–	–
Short-Term Investments	8,968,232	8,968,232	–	–
Total	$352,037,402	$350,810,736	$1,226,666	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$13,527,930	$34,275,474	$29,554,044	18,249,360	$18,249,360	$99,085
Cash Management Trust-Short Term Investment	10,468,825	15,892,513	17,393,106	8,968,232	8,968,232	1,092
Total Value and Income Earned	23,996,755				27,217,592	100,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

MID CAP GROWTH FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (94.8%)	Value

Consumer Discretionary (21.1%)
69,308	Delphi Automotive plc	$4,763,539
42,080	Discovery Communications, Inc., Class Aa	1,219,689
115,711	Dollar Tree, Inc.[a]	8,227,052
31,119	Harman International Industries, Inc.	4,033,956
199,922	Jarden Corporation[a]	9,600,254
94,150	Limited Brands, Inc.	7,967,914
105,267	Marriott International, Inc.	7,842,392
41,958	O’Reilly Automotive, Inc.[a]	7,861,251
53,562	PVH Corporation	5,905,746
19,131	Ralph Lauren Corporation	3,192,773
85,706	Ross Stores, Inc.	7,860,097
83,662	Starwood Hotels & Resorts Worldwide, Inc.	6,021,154
67,531	Toll Brothers, Inc.[a]	2,337,923
50,665	Tractor Supply Company	4,112,478
19,151	Ulta Salon Cosmetics & Fragrance, Inc.[a]	2,526,783
56,948	Under Armour, Inc.[a]	4,104,812
77,122	VF Corporation	5,349,953

	Total	92,927,766

Consumer Staples (5.3%)
129,710	Hain Celestial Group, Inc.[a]	6,844,797
81,504	Monster Beverage Corporation[a]	9,531,893
71,933	United Natural Foods, Inc.[a]	5,558,982
24,726	Whole Foods Market, Inc.	1,288,101

	Total	23,223,773

Energy (3.1%)
83,984	Cameron International Corporation[a]	3,760,804
35,715	Concho Resources, Inc.[a]	3,959,008
36,151	HollyFrontier Corporation	1,298,544
38,187	SM Energy Company	1,444,232
135,628	Southwestern Energy Company[a]	3,362,218

	Total	13,824,806

Financials (8.8%)
47,936	Affiliated Managers Group, Inc.[a]	9,851,807
29,895	Ameriprise Financial, Inc.	3,735,081
91,525	Discover Financial Services	4,977,130
119,774	First Republic Bank	6,098,892
26,623	Intercontinental Exchange, Inc.	5,477,150
18,796	SVB Financial Group[a]	2,122,068
117,851	TD Ameritrade Holding Corporation	3,817,194
101,543	Zions Bancorporation	2,432,970

	Total	38,512,292

Health Care (16.6%)
31,544	Actavis plc[a]	8,407,738
72,129	AmerisourceBergen Corporation	6,855,861
80,608	BioMarin Pharmaceutical, Inc.[a]	7,831,873
118,549	Catamaran Corporation[a]	5,916,781
108,627	Cerner Corporation[a]	7,207,401
23,856	Cooper Companies, Inc.	3,760,898
160,798	Envision Healthcare Holdings, Inc.[a]	5,528,235
18,002	Mettler-Toledo International, Inc.[a]	5,471,708
46,130	Mylan, Inc.[a]	2,451,809
50,190	Perrigo Company plc	7,615,831
64,539	Team Health Holdings, Inc.[a]	3,336,666
45,762	Teleflex, Inc.	5,013,685
15,545	Universal Health Services, Inc.	1,593,829
17,568	Vertex Pharmaceuticals, Inc.[a]	1,934,940

	Total	72,927,255

Shares	Common Stock (94.8%)	Value

Industrials (14.8%)
55,637	B/E Aerospace, Inc.[a]	$3,245,306
30,585	Fastenal Company[b]	1,357,974
25,808	Flowserve Corporation	1,406,278
120,466	Fortune Brands Home and Security, Inc.	5,395,672
16,669	GATX Corporation	952,633
48,436	Graco, Inc.	3,450,581
59,596	JB Hunt Transport Services, Inc.	4,744,438
27,813	KLX, Inc.[a]	1,093,329
102,460	Nielsen NV	4,463,158
50,928	Old Dominion Freight Line, Inc.[a]	3,571,071
167,079	Robert Half International, Inc.	9,700,607
28,300	Roper Industries, Inc.	4,367,822
146,022	Southwest Airlines Company	6,597,274
81,588	Stericycle, Inc.[a]	10,711,688
47,400	United Rentals, Inc.[a]	3,927,090

	Total	64,984,921

Information Technology (19.9%)
108,246	Agilent Technologies, Inc.	4,088,452
169,865	Amphenol Corporation	9,123,449
60,473	ANSYS, Inc.[a]	4,878,357
56,100	ARM Holdings plc ADR	2,627,724
139,285	Ciena Corporation[a,b]	2,579,558
55,792	F5 Networks, Inc.[a]	6,227,503
229,430	Fortinet, Inc.[a]	6,858,810
85,396	Gartner, Inc.[a]	7,192,051
92,282	HomeAway, Inc.[a]	2,352,268
21,617	IAC InterActiveCorp	1,317,556
61,369	Imperva, Inc.[a]	2,562,770
53,962	Keysight Technologies, Inc.[a]	1,801,791
8,828	LinkedIn Corporation[a]	1,984,005
48,561	Nice Systems, Ltd. ADR	2,377,061
165,708	NVIDIA Corporation	3,182,422
118,973	NXP Semiconductors NVa	9,439,318
209,701	QLIK Technologies, Inc.[a]	5,955,508
78,966	ServiceNow, Inc.[a]	5,756,621
43,748	Skyworks Solutions, Inc.	3,633,272
54,264	Synopsys, Inc.[a]	2,332,809
10,000	Ultimate Software Group, Inc.[a]	1,480,100

	Total	87,751,405

Materials (3.2%)
47,295	Airgas, Inc.	5,327,309
32,647	Celanese Corporation	1,755,103
90,351	FMC Corporation	5,195,182
76,575	Silver Wheaton Corporation[b]	1,758,928

	Total	14,036,522

Telecommunications Services (2.0%)
31,999	Level 3 Communications, Inc.[a]	1,591,630
62,434	SBA Communications Corporation[a]	7,286,048

	Total	8,877,678

	Total Common Stock (cost $297,005,487)	417,066,418

Shares	Collateral Held for Securities Loaned (1.2%)	Value

5,259,300	Thrivent Cash Management Trust	5,259,300

	Total Collateral Held for Securities Loaned (cost $5,259,300)	5,259,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

MID CAP GROWTH FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.1%)[c]	Value

22,500,498	Thrivent Cash Management Trust 0.060%	$22,500,498

	Total Short-Term Investments (at amortized cost)	22,500,498

	Total Investments (cost $324,765,285) 101.1%	$444,826,216

	Other Assets and Liabilities, Net (1.1%)	(5,044,707)

	Total Net Assets 100.0%	$439,781,509

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$128,061,148
Gross unrealized depreciation	(8,000,217)

Net unrealized appreciation (depreciation)	$120,060,931

Cost for federal income tax purposes	$324,765,285

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	92,927,766	92,927,766	–	–
Consumer Staples	23,223,773	23,223,773	–	–
Energy	13,824,806	13,824,806	–	–
Financials	38,512,292	38,512,292	–	–
Health Care	72,927,255	72,927,255	–	–
Industrials	64,984,921	64,984,921	–	–
Information Technology	87,751,405	87,751,405	–	–
Materials	14,036,522	14,036,522	–	–
Telecommunications Services	8,877,678	8,877,678	–	–
Collateral Held for Securities Loaned	5,259,300	5,259,300	–	–
Short-Term Investments	22,500,498	22,500,498	–	–

Total	$444,826,216	$444,826,216	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$1,575,210	$26,352,443	$22,668,353	5,259,300	$5,259,300	$993
Cash Management Trust-Short Term Investment	16,400,100	37,751,677	31,651,279	22,500,498	22,500,498	2,873
Total Value and Income Earned	17,975,310				27,759,798	3,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

PARTNER MID CAP VALUE FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (96.2%)	Value

Consumer Discretionary (14.1%)
30,587	AMC Networks, Inc.[a]	$2,040,153
16,282	Expedia, Inc.	1,399,112
10,633	Fossil, Inc.[a]	1,039,907
75,468	Gap, Inc.	3,108,527
25,985	GNC Holdings, Inc.	1,152,175
28,676	Kate Spade & Company[a]	904,154
15,967	Liberty Broadband Corporation[a]	708,935
47,768	Liberty Interactive Corporation[a]	1,306,933
61,792	Liberty Media Corporation[a]	2,108,343
104,693	MGM Resorts International[a]	2,039,420
8,536	Mohawk Industries, Inc.[a]	1,408,781
10,326	Scripps Networks Interactive, Inc.	734,075
119,427	Staples, Inc.	2,036,230
28,304	Starwood Hotels & Resorts Worldwide, Inc.	2,037,039
51,629	Toll Brothers, Inc.[a]	1,787,396
35,352	Urban Outfitters, Inc.[a]	1,232,371

	Total	25,043,551

Consumer Staples (7.5%)
75,983	ConAgra Foods, Inc.	2,692,077
20,727	Energizer Holdings, Inc.	2,653,263
23,361	Kroger Company	1,613,077
25,046	Molson Coors Brewing Company	1,901,743
66,669	Tyson Foods, Inc.	2,602,758
34,756	Whole Foods Market, Inc.	1,810,614

	Total	13,273,532

Energy (3.7%)
112,863	Chesapeake Energy Corporation	2,164,712
98,396	Southwestern Energy Company[a]	2,439,237
24,051	Tesoro Corporation	1,965,688

	Total	6,569,637

Financials (26.6%)
35,400	Arthur J. Gallagher & Company	1,572,822
6,976	AvalonBay Communities, Inc.	1,206,778
120,697	Brixmor Property Group, Inc.	3,270,889
119,927	DDR Corporation	2,350,569
12,880	Everest Re Group, Ltd.	2,207,374
83,809	Fifth Third Bancorp	1,449,896
47,001	First Horizon National Corporation	610,543
113,773	Genworth Financial, Inc.[a]	794,136
268,192	Huntington Bancshares, Inc.	2,687,284
52,342	Invesco, Ltd.	1,922,522
61,890	Lincoln National Corporation	3,093,262
8,296	M&T Bank Corporation	938,775
2,530	NASDAQ OMX Group, Inc.	115,368
166,895	Navient Corporation	3,294,507
52,029	Principal Financial Group, Inc.	2,441,721
36,985	Raymond James Financial, Inc.	1,946,151
58,095	RLJ Lodging Trust	1,979,297
13,890	Signature Bank[a]	1,626,936
211,922	SLM Corporation	1,930,609
99,120	Starwood Property Trust, Inc.	2,371,942
14,390	Taubman Centers, Inc.	1,179,261
36,475	Unum Group	1,132,913
35,242	Validus Holdings, Ltd.	1,397,345
40,529	Voya Financial, Inc.	1,581,036
70,865	XL Group plc	2,444,134
74,800	Zions Bancorporation	1,792,208

	Total	47,338,278

Health Care (9.5%)
77,193	Allscripts Healthcare Solutions, Inc.[a]	919,369
27,940	Cardinal Health, Inc.	2,324,329

Shares	Common Stock (96.2%)	Value

Health Care (9.5%) - continued
32,605	CIGNA Corporation	$3,483,192
37,437	Endo International plc[a]	2,980,359
25,573	Envision Healthcare Holdings, Inc.[a]	879,200
18,698	Laboratory Corporation of America Holdings[a]	2,146,156
30,205	Mylan, Inc.[a]	1,605,396
22,732	Zimmer Holdings, Inc.	2,548,257

	Total	16,886,258

Industrials (9.8%)
20,182	Alliant Techsystems, Inc.	2,629,916
28,183	Armstrong World Industries, Inc.[a]	1,428,878
8,020	Dun & Bradstreet Corporation	923,182
40,921	Fortune Brands Home and Security, Inc.	1,832,852
83,177	Hertz Global Holdings, Inc.[a]	1,706,792
17,674	Kansas City Southern	1,945,731
18,700	Kirby Corporation[a]	1,355,563
75,132	Terex Corporation	1,688,967
48,232	Textron, Inc.	2,052,754
32,780	Triumph Group, Inc.	1,870,427

	Total	17,435,062

Information Technology (12.3%)
63,727	Altera Corporation	2,098,212
22,137	AOL, Inc.[a]	957,425
150,118	Atmel Corporation[a]	1,250,483
59,081	Broadcom Corporation	2,507,102
159,960	Brocade Communications Systems, Inc.	1,778,755
17,208	Check Point Software Technologies, Ltd.[a]	1,327,941
24,783	Citrix Systems, Inc.[a]	1,468,641
25,277	Informatica Corporation[a]	1,053,672
52,478	Juniper Networks, Inc.	1,192,825
53,546	Maxim Integrated Products, Inc.	1,771,837
13,628	NetApp, Inc.	515,138
57,051	Pandora Media, Inc.[a]	947,047
21,045	VMware, Inc.[a]	1,622,570
11,745	WEX, Inc.[a]	1,081,127
180,896	Xerox Corporation	2,382,400

	Total	21,955,175

Materials (5.3%)
45,217	Axalta Coating Systems, Ltd.[a]	1,160,720
26,906	Carpenter Technology Corporation	1,020,814
23,588	Celanese Corporation	1,268,091
6,411	CF Industries Holdings, Inc.	1,957,791
24,056	Packaging Corporation of America	1,824,648
13,670	Reliance Steel & Aluminum Company	715,898
16,717	Timkensteel Corporation	451,359
12,379	Valspar Corporation	1,032,780

	Total	9,432,101

Utilities (7.4%)
89,540	FirstEnergy Corporation	3,611,148
61,770	NRG Energy, Inc.	1,523,248
42,658	PG&E Corporation	2,508,717
27,310	SCANA Corporation	1,741,559
33,645	Sempra Energy	3,765,549

	Total	13,150,221

	Total Common Stock (cost $151,885,434)	171,083,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

PARTNER MID CAP VALUE FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (3.1%)[b]	Value

5,594,183	Thrivent Cash Management Trust 0.060%	$5,594,183

	Total Short-Term Investments (at amortized cost)	5,594,183

	Total Investments (cost $157,479,617) 99.3%	$176,677,998

	Other Assets and Liabilities, Net 0.7%	1,254,608

	Total Net Assets 100.0%	$177,932,606

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,905,162
Gross unrealized depreciation	(4,706,781)

Net unrealized appreciation (depreciation)	$19,198,381

Cost for federal income tax purposes	$157,479,617

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	25,043,551	25,043,551	–	–
Consumer Staples	13,273,532	13,273,532	–	–
Energy	6,569,637	6,569,637	–	–
Financials	47,338,278	47,338,278	–	–
Health Care	16,886,258	16,886,258	–	–
Industrials	17,435,062	17,435,062	–	–
Information Technology	21,955,175	21,955,175	–	–
Materials	9,432,101	9,432,101	–	–
Utilities	13,150,221	13,150,221	–	–
Short-Term Investments	5,594,183	5,594,183	–	–

Total	$176,677,998	$176,677,998	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Short Term Investment	$5,641,758	$11,861,286	$11,908,861	5,594,183	$5,594,183	$921
Total Value and Income Earned	5,641,758				5,594,183	921

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

MID CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (95.1%)	Value

Consumer Discretionary (9.7%)
245,800	Cheesecake Factory, Inc.[a]	$12,906,958
321,300	DISH Network Corporation[b]	22,603,455
107,350	Harman International Industries, Inc.	13,915,780
101,450	Omnicom Group, Inc.	7,385,560
179,350	Scripps Networks Interactive, Inc.	12,749,992
297,300	Time, Inc.	7,444,392
379,750	Toll Brothers, Inc.[b]	13,146,945

	Total	90,153,082

Consumer Staples (4.8%)
143,950	Ingredion, Inc.	11,608,128
107,950	Keurig Green Mountain, Inc.	13,230,352
128,550	Molson Coors Brewing Company	9,760,801
104,700	TreeHouse Foods, Inc.[b]	9,496,290

	Total	44,095,571

Energy (4.3%)
46,000	Cameron International Corporation[b]	2,059,880
27,200	Cimarex Energy Company	2,807,040
159,200	Denbury Resources, Inc.[a]	1,098,480
23,050	Dril-Quip, Inc.[b]	1,711,001
20,550	Energen Corporation	1,303,281
37,950	Ensco plc	1,064,118
22,850	EQT Corporation	1,700,954
22,650	Gulfport Energy Corporation[b]	871,799
95,750	Helix Energy Solutions Group, Inc.[b]	1,797,227
61,750	HollyFrontier Corporation	2,218,060
33,450	National Oilwell Varco, Inc.	1,820,683
55,350	Newfield Exploration Company[b]	1,648,323
52,450	Noble Energy, Inc.	2,503,963
41,300	Oceaneering International, Inc.	2,162,468
36,800	Oil States International, Inc.[b]	1,511,376
79,250	Patterson-UTI Energy, Inc.	1,359,930
59,850	Rowan Companies plc	1,264,032
34,850	SM Energy Company	1,318,027
138,250	Superior Energy Services, Inc.	2,765,000
16,900	Tesoro Corporation	1,381,237
112,450	Weatherford International, Ltd.[b]	1,161,609
34,000	Western Refining, Inc.	1,262,420
37,000	Whiting Petroleum Corporation[b]	1,110,740
48,900	World Fuel Services Corporation	2,394,633

	Total	40,296,281

Financials (22.4%)
391,200	Brixmor Property Group, Inc.	10,601,520
127,400	Camden Property Trust	9,816,170
139,200	Digital Realty Trust, Inc.	10,153,248
588,300	Duke Realty Corporation	12,842,589
299,400	First Republic Bank	15,245,448
319,076	HCC Insurance Holdings, Inc.	17,019,514
716,459	Host Hotels & Resorts, Inc.	16,399,746
2,101,850	Huntington Bancshares, Inc.	21,060,537
939,400	KeyCorp	12,202,806
357,832	Lazard, Ltd.	16,388,706
117,550	M&T Bank Corporation	13,301,958
474,400	NASDAQ OMX Group, Inc.	21,632,640
259,890	Northern Trust Corporation	16,991,608
609,602	Zions Bancorporation	14,606,064

	Total	208,262,554

Health Care (15.8%)
306,700	Acorda Therapeutics, Inc.[b]	12,743,385
761,850	Allscripts Healthcare Solutions, Inc.[b]	9,073,634
107,564	C.R. Bard, Inc.	18,396,671
156,000	Centene Corporation[b]	17,028,960
71,150	Edwards Lifesciences Corporation[b]	8,918,652

Shares	Common Stock (95.1%)	Value

Health Care (15.8%) - continued
540,050	Hologic, Inc.[b]	$16,398,618
117,200	Illumina, Inc.[b]	22,876,268
100,400	Mallinckrodt, LLC[b]	10,641,396
165,600	Universal Health Services, Inc.	16,978,968
116,250	Waters Corporation[b]	13,839,563

	Total	146,896,115

Industrials (14.5%)
612,241	ADT Corporation[a]	21,061,090
212,200	Flowserve Corporation	11,562,778
121,850	Huntington Ingalls Industries, Inc.	14,207,710
132,248	Manpower, Inc.	9,638,234
469,644	Oshkosh Corporation	20,124,246
141,118	Parker Hannifin Corporation	16,434,602
683,750	Southwest Airlines Company	30,891,825
116,850	WABCO Holdings, Inc.[b]	11,120,615

	Total	135,041,100

Information Technology (18.3%)
115,300	Alliance Data Systems Corporation[b]	33,302,099
1,208,640	Applied Materials, Inc.	27,605,338
220,853	eBay, Inc.[b]	11,705,209
547,800	Juniper Networks, Inc.	12,451,494
413,250	NetApp, Inc.	15,620,850
1,480,412	NVIDIA Corporation	28,431,312
198,750	Rackspace Hosting, Inc.[b]	8,935,800
286,150	Red Hat, Inc.[b]	18,253,509
727,001	Teradyne, Inc.	13,158,718

	Total	169,464,329

Materials (3.7%)
374,000	Owens-Illinois, Inc.[b]	8,732,900
212,914	Silgan Holdings, Inc.	10,945,909
868,894	Steel Dynamics, Inc.	14,805,954

	Total	34,484,763

Utilities (1.6%)
336,850	Public Service Enterprise Group, Inc.	14,376,758

	Total	14,376,758

	Total Common Stock (cost $639,015,785)	883,070,553

Shares	Collateral Held for Securities Loaned (2.5%)	Value

23,549,750	Thrivent Cash Management Trust	23,549,750

	Total Collateral Held for Securities Loaned (cost $23,549,750)	23,549,750

Shares or Principal Amount	Short-Term Investments (4.8%)[c]	Value

44,583,692	Thrivent Cash Management Trust 0.060%	44,583,692

	Total Short-Term Investments (at amortized cost)	44,583,692

	Total Investments (cost $707,149,227) 102.4%	$951,203,995

	Other Assets and Liabilities, Net (2.4%)	(22,156,438)

	Total Net Assets 100.0%	$929,047,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

MID CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$263,186,199
Gross unrealized depreciation	(19,131,431)

Net unrealized appreciation (depreciation)	$244,054,768

Cost for federal income tax purposes	$707,149,227

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	90,153,082	90,153,082	–	–
Consumer Staples	44,095,571	44,095,571	–	–
Energy	40,296,281	40,296,281	–	–
Financials	208,262,554	208,262,554	–	–
Health Care	146,896,115	146,896,115	–	–
Industrials	135,041,100	135,041,100	–	–
Information Technology	169,464,329	169,464,329	–	–
Materials	34,484,763	34,484,763	–	–
Utilities	14,376,758	14,376,758	–	–
Collateral Held for Securities Loaned	23,549,750	23,549,750	–	–
Short-Term Investments	44,583,692	44,583,692	–	–

Total	$951,203,995	$951,203,995	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$42,247,150	$46,684,916	$65,382,316	23,549,750	$23,549,750	$71,698
Cash Management Trust-Short Term Investment	40,850,015	18,927,008	15,193,331	44,583,692	44,583,692	5,891
Total Value and Income Earned	83,097,165				68,133,442	77,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Australia (2.9%)
16,655	Abacus Property Group	$39,415
512,299	Beach Energy, Ltd.	381,401
181,278	BHP Billiton, Ltd.	4,181,137
13,729	BT Investment Management, Ltd.	76,762
71,113	Cabcharge Australia, Ltd.	239,183
149,906	Challenger, Ltd.	729,297
66,058	Charter Hall Group	247,557
595,921	CSR, Ltd.	1,840,779
33,384	Domino’s Pizza Enterprises, Ltd.	674,918
252,350	Downer EDI, Ltd.	819,363
310,834	Echo Entertainment Group, Ltd.	971,226
69,508	Goodman Fielder, Ltd.	34,632
20,221	GUD Holdings, Ltd.	122,985
123,215	iiNet, Ltd.	715,110
1,069,340	Incitec Pivot, Ltd.	2,982,529
40,629	Independence Group NL	156,439
91,120	Investa Office Fund	272,511
121,162	M2 Telecommunications Group, Ltd.	843,952
32,736	Macquarie Group, Ltd.	1,569,091
13,786	Monadelphous Group, Ltd.	86,840
229,793	Mount Gibson Iron, Ltd.	37,845
111,208	Northern Star Resources, Ltd.	160,893
21,133	Nufarm, Ltd.	92,863
13,012	OZ Minerals, Ltd.	38,868
20,835	Premier Investments, Ltd.	165,552
17,990	Primary Health Care, Ltd.	64,432
46,344	Ramsay Health Care, Ltd.	2,132,698
31,592	RCR Tomlinson, Ltd.	50,402
90,108	Shopping Centres Australasia Property Group	134,836
307,723	Sigma Pharmaceuticals, Ltd.	190,961
2,430	Sirtex Medical, Ltd.	50,665
63,567	Slater & Gordon, Ltd.	326,235
152,325	Spark Infrastructure Group	252,237
18,290	Tassal Group, Ltd.	53,418
5,908	Thorn Group, Ltd.	13,119
107,901	Woolworths, Ltd.	2,655,311

	Total	23,405,462

Austria (0.8%)
87,881	AMS AG	3,439,782
23,386	CA Immobilien Anlagen AGa	473,646
276	DO & CO AG	20,740
3,300	Flughafen Wien Aktiengesellschaft	286,349
418	Lenzing AG	27,110
7,799	Osterreichische Post AG	386,883
41,544	Voestalpine AG	1,479,480

	Total	6,113,990

Belgium (0.8%)
1,367	Ablynx[a]	16,122
42,597	Anheuser-Busch InBev NV	5,195,367
30,454	bpost SA	801,361
1,238	Compagnie Maritime Belge	19,382
10,798	Exmar NV	95,129
2,609	Ion Beam Applications SAa	51,224
4,375	Kinepolis Group NV	192,071
5,782	Melexis NV	289,412

	Total	6,660,068

Bermuda (0.9%)
116,456	Catlin Group, Ltd.	1,221,400
92,775	Jardine Matheson Holdings, Ltd.	5,928,576
36,000	Orient Overseas International, Ltd.	234,842

Shares	Common Stock (86.6%)	Value

Bermuda (0.9%) - continued
275,000	Pacific Basin Shipping, Ltd.	$101,409

	Total	7,486,227

Brazil (1.3%)
75,000	Ambev SA	492,779
199,399	Banco Bradesco SA ADR	2,488,499
53,800	Embraer SA	475,994
65,400	Even Construtora e Incorporadora SA	105,537
26,500	Iochpe-Maxion SA	110,415
29,400	Itau Unibanco Holding SA	360,481
40,000	Lojas Renner SA	1,050,964
48,707	Multiplan Empreendimentos Imobiliarios SA	874,756
11,100	Natura Cosmeticos SA	129,688
129,895	Souza Cruz SA	1,088,732
102,412	Ultrapar Participacoes SA	2,022,859
153,032	Vale SA ADR[b]	1,075,815
12,300	WEG SA	146,688

	Total	10,423,207

Canada (3.4%)
82,712	Alimentation Couche-Tard, Inc.	3,240,915
236,400	Bankers Petroleum, Ltd.[a]	543,234
35,768	Baytex Energy Corporation	555,084
87,871	Brookfield Asset Management, Inc.	4,477,569
25,195	Canadian Imperial Bank of Commerce	1,748,403
56,848	Canadian National Railway Company	3,745,427
99,817	Canadian Natural Resources, Ltd.	2,893,884
11,100	Canadian Tire Corporation, Ltd.	1,023,695
42,697	Entertainment One, Ltd.	177,170
32,200	Magna International, Inc.	3,093,804
26,251	Metro, Inc.	2,077,438
28,928	Open Text Corporation	1,640,475
35,278	Royal Bank of Canada	1,991,693

	Total	27,208,791

Chile (0.2%)
421,686	Aguas Andinas SA	241,527
55,146	Banco Santander Chile SA ADR	1,049,980

	Total	1,291,507

China (1.0%)
286,000	Air China, Ltd.	274,391
121,500	Anhui Conch Cement Company, Ltd.	406,730
915,000	China Construction Bank Corporation	732,440
163,000	China Shenhua Energy Company, Ltd.	447,441
357,000	CNOOC, Ltd.	473,691
312,000	Dongfeng Motor Group Company, Ltd.	451,227
977,000	FIH Mobile, Ltd.[a]	434,617
80,000	Haitian International Holdings, Ltd.	155,103
1,604,195	Lenovo Group, Ltd.	2,065,553
2,199,000	PetroChina Company, Ltd.	2,387,897

	Total	7,829,090

Colombia (<0.1%)
6,645	Bancolombia SA ADR[b]	307,464

	Total	307,464

Cyprus (<0.1%)
18,603	Globaltrans Investment plc	83,925

	Total	83,925

Czech Republic (0.1%)
11,967	CEZ AS	280,103

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Czech Republic (0.1%) - continued
2,511	Komercni Banka AS	$510,997

	Total	791,100

Denmark (1.2%)
880	A P Moller - Maersk AS	1,778,259
3,747	Aktieselskabet Schouw & Company	173,895
177,975	Danske Bank AS	4,606,419
535	DFDS AS	51,583
22,874	Novo Nordisk AS	1,019,511
13,777	Pandora AS	984,884
7,238	Royal Unibrew ASa	1,233,799
3,926	Topdanmark ASa	131,374
1,628	Zealand Pharma ASa	21,101

	Total	10,000,825

Faroe Islands (<0.1%)
18,772	Bakkafrost PF	389,995

	Total	389,995

Finland (0.4%)
19,920	Orion Oyj	656,753
3,334	Ramirent Oyj	27,528
19,987	Sponda Oyj	92,050
204,283	Stora Enso OYJ	1,982,032
4,840	Tieto Oyj	118,939

	Total	2,877,302

France (5.9%)
5,061	ABC Arbitrage	27,193
33,144	Air France-KLM[a]	291,844
6,158	Assystem	120,382
307,700	AXA SA	7,197,669
17,083	Belvedere SAa	192,857
3,713	Boiron SA	379,760
1,306	Bourbon SA	27,073
67,250	Cap Gemini SA	4,880,991
3,238	Cegid Group	116,646
28,900	Christian Dior SA	4,970,463
138,103	Compagnie de Saint-Gobain	5,883,260
1,635	Euler Hermes Group	160,112
192,775	GDF Suez	4,275,420
38,706	Havas SA	298,770
10,485	Ingenico	1,096,126
12,943	Ipsen SA	658,724
3,645	Ipsos SA	94,975
23,538	Mercialys SA	569,705
10,300	Metropole Television SA	188,320
300,395	Natixis	1,910,498
11,529	Neopost SA	599,275
83,390	Orange SA	1,467,080
17,060	Orpea	1,109,008
7,574	Saft Groupe SA	241,589
1,012	Societe de la Tour Eiffel[a]	53,175
145,974	Technicolor SAa	872,003
1,979	Teleperformance SA	141,787
33,447	Thales SA	1,761,384
78,350	Total SA	4,021,734
11,800	Valeo SA	1,663,813
12,077	Valneva SEa	54,994
2,188	Vicat SA	153,664
39,812	Vinci SA	2,091,482

	Total	47,571,776

Germany (5.0%)
3,605	Alstria Office REIT AGa	46,129
5,416	Aurelius AG	216,415

Shares	Common Stock (86.6%)	Value

Germany (5.0%) - continued
16,856	Bayer AG	$2,427,783
306	Bechtle AG	25,859
1,589	Biotest AG	194,586
54,336	Borussia Dortmund GmbH & Company KGaA	244,799
4,714	Centrotec Sustainable AG	70,318
8,157	CTS Eventim AG & Company KGaA	233,310
78,545	Daimler AG	7,113,382
3,521	Deutsche Beteiligungs AG	109,298
13,635	Deutsche EuroShop AG	631,712
101,129	Deutsche Post AG	3,272,834
8,787	Deutz AG	40,507
496	Draegerwerk AG & Company KGaA	49,941
35,877	Duerr AG	3,265,197
5,027	Freenet AG	149,680
40,322	Fresenius SE & Company KGaA	2,307,890
8,176	Gerresheimer AG	445,747
1,483	Hamborner REIT AG	15,341
23,271	Hochtief AG	1,618,385
3,393	Homag Group AG	132,467
149,126	Infineon Technologies AG	1,671,223
2,866	Krones AG	271,332
30,323	KUKA AGb	2,049,920
9,025	MorphoSys AGa	773,775
553	Nemetschek AG	57,722
895	R. Stahl AB	42,992
64,377	Rhoen-Klinikum AG	1,705,564
3,891	SAP SE ADR[b]	253,956
19,449	Siemens AG	2,054,522
943	STRATEC Biomedical AG	50,808
7,902	Takkt AG	134,546
187,975	ThyssenKrupp AGa	4,883,320
109,072	TUI AGa	1,885,990
43,708	United Internet AG	1,893,431
2,416	Wacker Neuson SE	48,935

	Total	40,389,616

Hong Kong (3.8%)
504,400	AIA Group, Ltd.	2,928,012
427,000	BOC Hong Kong (Holdings), Ltd.	1,496,716
240,000	Brightoil Petroleum Holdings, Ltd.[a]	58,913
83,000	Cheung Kong Holdings, Ltd.	1,583,872
348,500	China Mobile, Ltd.	4,568,308
13,000	Chow Sang Sang Holdings International, Ltd.	34,454
60,669	Dah Sing Financial Holdings, Ltd.	350,487
76,840	Dickson Concepts, Ltd.	36,118
165,000	Emperor Entertainment Hotel, Ltd.	38,950
220,000	Emperor International Holdings, Ltd.	49,855
170,500	Esprit Holdings, Ltd.	191,887
332,000	Global Brands Group Holding, Ltd.[a]	62,552
23,000	Great Eagle Holdings, Ltd.	76,589
2,518,425	Guangzhou Automobile Group Company, Ltd.	2,283,506
393,000	Hang Lung Group, Ltd.	1,869,044
630,000	HKT Trust and HKT, Ltd.	825,665
34,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,510
337,175	Hutchison Whampoa, Ltd.	4,475,485
32,000	Luk Fook Holdings International, Ltd.	118,751
1,968,752	New World Development Company, Ltd.	2,347,243
206,000	NewOcean Energy Holdings, Ltd.	75,238
1,796,000	PCCW, Ltd.	1,191,404
161,000	Samson Holding, Ltd.	20,976

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Hong Kong (3.8%) - continued
89,000	Shenzhou International Group Holdings, Ltd.	$323,383
546,000	Shun Tak Holdings, Ltd.	249,518
70,500	Sinotruk Hong Kong, Ltd.	38,682
70,500	SmarTone Telecommunications Holdings, Ltd.	123,607
26,000	Sun Hung Kai & Company, Ltd.	23,379
94,000	Sunlight Real Estate Investment Trust	47,487
150,500	Swire Pacific, Ltd., Class A	2,015,433
270,000	Swire Pacific, Ltd., Class B	659,600
166,950	Swire Properties, Ltd.	535,982
710,000	Truly International Holdings, Ltd.	255,466
332,000	United Laboratories International Holdings[a]	163,525
10,800	VTech Holdings, Ltd.	152,270
54,000	Weichai Power Company, Ltd.	213,630
200,000	Wheelock and Company, Ltd.	1,131,559

	Total	30,633,056

Hungary (0.2%)
38,316	OTP Bank Nyrt	508,076
70,010	Richter Gedeon Nyrt	949,987

	Total	1,458,063

India (2.0%)
46,686	Coal India, Ltd.[a]	270,839
9,500	Grasim Industries, Ltd.	595,022
27,779	Hero Motocorp, Ltd.	1,282,213
129,000	Hindustan Unilever, Ltd.	1,941,823
167,191	Housing Development Finance Corporation	3,397,449
275,000	ICICI Bank, Ltd.	1,597,633
17,533	ICICI Bank, Ltd. ADR	210,571
85,917	Infosys, Ltd.	2,953,128
380,864	ITC, Ltd.	2,258,821
13,539	Reliance Industries, Ltd. GDR[c]	401,915
31,428	Ultra Tech Cement, Ltd.	1,592,467

	Total	16,501,881

Indonesia (0.5%)
5,452,600	Astra International Tbk PT	3,357,473
210,200	Bank Mandiri Persero Tbk PT	181,068
227,000	Bank Rakyat Indonesia Persero Tbk PT	207,700
136,000	Indo Tambangraya Megah Tbk PT	179,200
73,500	United Tractors Tbk PT	103,426

	Total	4,028,867

Ireland (0.5%)
44,527	Aer Lingus Group plc	107,520
67,775	Beazley plc	293,642
18,366	DCC plc	973,131
6,361	Grafton Group plc	64,018
7,912	Greencore Group plc	36,695
251,717	Henderson Group plc	897,312
59,466	Smurfit Kappa Group plc	1,461,984

	Total	3,834,302

Israel (0.6%)
4,504	Delek Automotive Systems, Ltd.	43,190
337,194	Israel Chemicals, Ltd.	2,423,026
27,204	Plus500, Ltd.	232,244
35,974	Teva Pharmaceutical Industries, Ltd. ADR	2,045,482

	Total	4,743,942

Shares	Common Stock (86.6%)	Value

Italy (2.9%)
11,236	Acea SPA	$126,308
7,190	Amplifon SPA	43,010
2,636	Ansaldo STS SPA	26,489
34,805	Ascopiave SPA	74,843
245,535	Assicurazioni Generali SPA	5,182,138
21,183	ASTM SPA	265,852
19,478	Banca IFIS SPA	335,085
182,304	Banca Popolare di Milano SCRL[a]	145,929
356,352	Beni Stabili SPA	266,249
42,911	Cementir Holding SPA	287,100
29,491	Credito Emiliano SPA	229,453
5,687	De’Longhi	102,517
420,754	Enel SPA	1,901,109
194,804	Eni SPA	3,278,259
41,193	ERG SPA	491,080
189,298	Hera SPA	463,927
8,073	Industria Macchine Automatiche SPA	355,941
2,192	Interpump Group SPA	31,243
2,429,632	Intesa Sanpaolo SPA	7,104,849
243,810	IREN SPA	282,822
150,744	Recordati SPA	2,491,291
1,433	Reply SPA	110,862
16,690	Societa Iniziative Autostradali e Servizi SPA	166,867

	Total	23,763,223

Japan (15.9%)
6,200	Accordia Golf Company, Ltd.	63,132
2,100	Aderans Company, Ltd.	18,642
1,500	Aisan Industry Company, Ltd.	13,078
8,300	Alpen Company, Ltd.	121,921
35,300	Alpine Electronics, Inc.	545,927
51,700	Alps Electric Company, Ltd.	1,090,530
11,200	AOKI Holdings, Inc.	129,963
62,700	Aoyama Trading Company, Ltd.	2,107,306
2,600	Arcs Company, Ltd.	53,570
53,200	Asahi Group Holdings, Ltd.	1,745,322
11,100	ASKA Pharmaceutical Company, Ltd.	118,563
52,748	Avex Group Holdings, Inc.	889,509
96,000	Bridgestone Corporation	3,836,865
1,600	C. Uyemura & Company, Ltd.	81,102
12,900	Canon Marketing Japan, Inc.	234,407
9,000	Capcom Company, Ltd.	150,784
29,000	Central Glass Company, Ltd.	121,784
16,300	Century Tokyo Leasing Corporation	385,381
7,900	Chiyoda Integre Company, Ltd.	147,927
32,000	Chugoku Marine Paints, Ltd.	281,676
31,100	CKD Corporation	296,242
80,000	Clarion Company, Ltd.[a]	236,000
700	Cocokara Fine, Inc.	17,345
16,000	Daido Metal Company, Ltd.	150,174
38,000	Daihen Corporation	183,304
14,158	Daiichikosho Company, Ltd.	410,011
1,600	Daikoku Denki Company, Ltd.	25,627
11,000	Daio Paper Corporation	95,002
2,000	Daiwa Industries, Ltd.	12,154
506,189	Daiwa Securities Group, Inc.	3,677,851
36,000	Daiwabo Holdings Company, Ltd.	60,034
20,900	DCM Holdings Company, Ltd.	139,443
3,000	Denki Kogyo Company, Ltd.	13,288
4,900	Doshisha Company, Ltd.	76,484
20,700	Doutor Nichires Holdings Company, Ltd.	294,210
2,400	Dydo Drinco, Inc.	98,540
16,590	Eagle Industry Company, Ltd.	308,986
19,000	Ebara Corporation	73,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Japan (15.9%) - continued
89,600	EDION Corporation	$664,483
12,018	EIZO Corporation	261,107
878	EN-Japan, Inc.	12,757
21,827	Fancl Corporation	349,338
22,400	Foster Electric Company, Ltd.	420,795
63	Frontier Real Estate Investment Corporation	287,193
278,000	Fuji Electric Company, Ltd.	1,188,785
108,700	Fuji Heavy Industries, Ltd.	3,920,516
33,516	Fuji Machine Manufacturing Company, Ltd.	324,231
8,200	Fuji Oil Company, Ltd.	105,354
9,400	Fuji Soft, Inc.	188,108
49,800	FUJIFILM Holdings NPV	1,683,125
15,200	Funai Electric Company, Ltd.	183,065
6,400	Fuyo General Lease Company, Ltd.	206,021
184	Global One Real Estate Investment Corporation	763,168
38,500	Gree, Inc.	219,316
10,000	GS Yuasa Corporation	45,129
13,300	G-Tekt Corporation	126,717
314	Hankyu REIT, Inc.	408,069
2,500	Heiwa Corporation	50,287
222	Heiwa Real Estate REIT, Inc.	184,660
2,600	HEIWADO Company, Ltd.	55,124
41,500	Hitachi Capital Corporation	815,921
5,400	Hitachi Koki Company, Ltd.	38,892
42,800	Hitachi Transport System, Ltd.	559,929
16,000	IBJ Leasing Company, Ltd.	301,382
236	Ichigo Real Estate Investment Corporation	185,066
194,000	Ishihara Sangyo Kaisha, Ltd.[a]	168,401
54,400	IT Holdings Corporation	903,607
61,000	Jaccs Company, Ltd.	284,327
25,840	JAFCO Company, Ltd.	846,562
58,400	Japan Airlines Company, Ltd.	1,977,168
8,000	Japan Aviation Electronics Industry, Ltd.	180,808
5,600	Japan Digital Laboratory Company, Ltd.	77,451
2,800	Japan Petroleum Exploration Company, Ltd.	85,034
447	Japan Rental Housing Investments, Inc.	355,326
21,000	Japan Securities Finance Company, Ltd.	103,944
22,778	Japan Vilene Company, Ltd.	115,839
16,000	J-Oil Mills, Inc.	57,221
85,700	JTEKT Corporation	1,413,378
218,500	JVC Kenwood Corporation[a]	517,940
16,300	Kadokawa Dwango Corporation[a]	241,299
47,800	Kao Corporation	2,095,937
1,700	Kasumi Company, Ltd.	14,259
47,000	Kato Works Company, Ltd.	367,485
379,000	Kawasaki Kisen Kaisha, Ltd.	1,084,875
53,600	KDDI Corporation	3,783,569
7,700	Keihin Corporation	122,733
14	Kenedix Office Investment Corporation	83,139
17	Kenedix Residential Investment Corporation	49,257
21,300	Kissei Pharmaceutical Company, Ltd.	638,980
82,500	KITZ Corporation	391,748
9,000	KOA Corporation	82,409
715,000	Kobe Steel, Ltd.	1,253,974
28,879	Koei Tecmo Holdings Company, Ltd.	435,526

Shares	Common Stock (86.6%)	Value

Japan (15.9%) - continued
28,300	Kohnan Shoji Company, Ltd.	$319,923
4,700	Kokuyo Company, Ltd.	35,822
5,000	Konoike Transport Company, Ltd.	102,719
6,500	KYORIN Holdings, Inc.	131,422
2,459	Kyoritsu Maintenance Company, Ltd.	137,356
250,285	LIXIL Group Corporation	4,876,569
1,200	MACNICA, Inc.	35,368
37,000	Maeda Road Construction Company, Ltd.	583,884
9,000	Makino Milling Machine Company, Ltd.	77,333
146,000	Marubeni Corporation	805,882
17,000	Marudai Food Company, Ltd.	60,886
3,500	Marusan Securities Company, Ltd.	24,197
8,278	Matsumotokiyoshi Holdings Company, Ltd.	272,805
1,300	Megmilk Snow Brand Company, Ltd.	17,872
13,400	Melco Holdings, Inc.	211,504
151	MID REIT, Inc.	386,228
13,600	MIRAIT Holdings Corporation	157,673
29,600	Mito Securities Company, Ltd.	102,846
166,800	Mitsubishi UFJ Financial Group, Inc.	886,420
207,025	Mitsui Chemicals, Inc.	605,749
13,100	Mitsui High-tec, Inc.	88,178
17,000	Mitsui-Soko Holdings Company, Ltd.	56,993
5,100	Mitsumi Electric Company, Ltd.	38,895
44,600	Monex Group, Inc.	91,564
93,000	Morinaga Milk Industry Company, Ltd.	402,052
259,782	MS and AD Insurance Group Holdings, Inc.	6,316,394
14,000	Nachi-Fujikoshi Corporation	75,280
19,100	NEC Networks & System Integration Corporation	410,472
7,000	NICHIAS Corporation	38,433
6,100	Nichii Gakkan Company	63,632
11,700	Nichi-iko Pharmaceutical Company, Ltd.	210,690
2,100	Nifty Corporation	23,465
3,000	Nikkiso Company, Ltd.	26,401
96,000	NIPPO Corporation	1,492,750
18,000	Nippon Chemi-Con Corporation[a]	50,788
12,000	Nippon Flour Mills Company, Ltd.	56,914
395,900	Nippon Light Metal Holdings Company, Ltd.	591,882
67,000	Nippon Meat Packers, Inc.	1,656,382
20,000	Nippon Road Company, Ltd.	95,491
2,731,275	Nippon Sheet Glass Company[a]	2,507,596
20,000	Nippon Synthetic Chemical Industry Company, Ltd.	122,988
21,400	Nippon Telegraph & Telephone Corporation	1,266,597
34,000	Nippon Thompson Company, Ltd.	164,743
2,486,785	Nippon Yusen Kabushiki Kaisha	7,393,490
9,000	Nipro Corporation	78,826
593,775	Nissan Motor Company, Ltd.	5,063,249
52,000	Nisshin Oillio Group, Ltd.	189,130
44,000	Nissin Electric Company, Ltd.	261,246
278	Nomura Real Estate Master Fund, Inc.	348,502
61	Nomura Real Estate Office Fund, Inc.	311,716
44	Nomura Real Estate Residential Fund, Inc.	255,161
12,700	North Pacific Bank, Ltd.	47,311
56,000	NS United Kaiun Kaisha, Ltd.	182,438
136,000	NTN Corporation	582,042
2,900	Ohsho Food Service Corporation	116,491
2,100	Okamura Corporation	15,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Japan (15.9%) - continued
1,100	Okinawa Electric Power Company, Inc.	$38,106
31,800	OMRON Corporation	1,271,321
37,700	Otsuka Holdings Company, Ltd.	1,166,405
8,600	Paltac Corporation	108,250
3,700	Paramount Bed Holdings Company, Ltd.	102,338
2,000	Pilot Corporation	118,540
4,800	Plenus Company, Ltd.	82,545
7,600	Pola Orbis Holdings, Inc.	323,642
67	Premier Investment Corporation	358,648
10,962	Riso Kagaku Corporation	190,583
41,071	ROHTO Pharmaceutical Company, Ltd.	551,642
10,400	Roland DG Corporation	309,286
33,800	Round One Corporation	211,068
11,000	Ryobi, Ltd.	29,588
800	Ryosan Company, Ltd.	16,982
3,500	Saint Marc Holdings Company, Ltd.	225,060
1,100	Saizeriya Company, Ltd.	17,806
9,000	Sakai Chemical Industry Company, Ltd.	32,027
4,900	San-A Company, Ltd.	163,589
211,000	Sankyu, Inc.	844,099
5,000	Sanyo Chemical Industries, Ltd.	36,250
41,000	Sanyo Special Steel Company, Ltd.	137,599
66,000	Sapporo Holdings, Ltd.	278,009
46,200	Seiko Epson Corporation	1,876,318
34,000	Seino Holdings Company, Ltd.	369,965
483	Sekisui House SI Investment Corporation	545,302
113,000	SENKO Company, Ltd.	653,191
36,000	SMK Corporation	149,548
28,000	Sumitomo Bakelite Company, Ltd	115,890
464,695	Sumitomo Corporation	4,585,777
5,300	Sumitomo Densetsu Company, Ltd.	62,786
319,000	Sumitomo Heavy Industries, Ltd.	1,726,240
34,600	Sumitomo Mitsui Financial Group, Inc.	1,161,067
1,474,210	Sumitomo Mitsui Trust Holdings, Inc.	5,184,097
23,000	Sumitomo Osaka Cement Company, Ltd.	66,881
26,000	Sumitomo Seika Chemicals Company, Ltd.	184,228
13,000	Taihei Dengyo Kaisha, Ltd.	99,381
10,300	Taikisha, Ltd.	245,025
19,500	Tamron Company, Ltd.	380,880
7,800	Tatsuta Electric Wire and Cable Company, Ltd.	32,517
20,000	TDK Corporation	1,246,433
2,300	TOCALO Company, Ltd.	38,720
21,000	Toei Company, Ltd.	121,626
6,100	Toho Holdings Company, Ltd.	84,961
4,700	Tokai Rika Company, Ltd.	96,783
57,000	Tokio Marine Holdings, Inc.	1,989,996
200,000	Tokuyama Corporation	444,277
11,200	Tokyo Broadcasting System Holdings, Inc.	127,828
25,800	Tokyo Seimitsu Company, Ltd.	524,664
155	Tokyu REIT, Inc.	205,406
105	Top REIT, Inc.	450,504
2,400	Torii Pharmaceutical Company, Ltd.	61,204
47,000	Towa Bank, Ltd.	38,588
8,300	Towa Pharmaceutical Company, Ltd.	377,545
82,000	Toyota Motor Corporation	5,286,620
1,000	TS Tech Company, Ltd.	25,195
9,000	Tsubakimoto Chain Company	72,462
14,000	Tsugami Corporation	79,970
5,700	TV Asahi Holdings Corporation	88,743

Shares	Common Stock (86.6%)	Value

Japan (15.9%) - continued
3,200	Valor Company, Ltd.	$60,363
5,000	Wacoal Holdings Corporation	49,560
18,700	Wakita & Company, Ltd.	177,245
3,200	Warabeya Nichiyo Company, Ltd.	53,535
30,900	West Japan Railway Company	1,589,301
3,500	Zenkoku Hosho Company, Ltd.	111,537

	Total	127,567,465

Jersey (0.8%)
48,257	Petra Diamonds, Ltd.[a]	111,267
83,881	Redefine International plc	68,667
298,400	WPP plc	6,562,010

	Total	6,741,944

Luxembourg (0.2%)
53,000	Tenaris SA ADR[b]	1,496,720
20,135	Ternium SA ADR	345,114

	Total	1,841,834

Malaysia (0.3%)
435,388	CIMB Group Holdings Berhad	659,161
167,000	Genting Berhad	405,901
153,615	Malayan Banking Berhad	368,781
135,500	Public Bank Berhad	676,824

	Total	2,110,667

Mexico (0.9%)
738,100	America Movil SAB de CV	790,813
168,000	Consorcio ARA SAB de CVa	71,954
32,000	Fomento Economico Mexicano SAB de CV ADR[a]	2,673,920
11,100	Grupo Aeroportuario del Sureste SAB de CV ADR[a]	1,453,101
406,813	Grupo Financiero Banorte SAB de CV ADR	2,071,586
271,000	Organizacion Soriana SAB de CV	627,895

	Total	7,689,269

Netherlands (3.4%)
1,012,100	Aegon NV	7,213,067
13,677	ASM International NV	558,032
34,440	ASML Holding NV	3,592,360
25,942	BE Semiconductor Industries NV	526,523
39,369	BinckBank NV	323,378
4,158	Eurocommercial Properties NV	185,067
1,028	Exact Holding NV	36,833
40,548	Heineken NV	3,026,015
100,829	Koninklijke DSM NV	5,348,027
19,051	Nutreco NV	969,815
87,799	TomTom NVa	576,928
93,814	Unilever NV	4,068,191
6,264	Vastned Retail NV	310,560
1,130	Wereldhave NV	81,304
10,266	Wessanen	65,553
19,886	Wolters Kluwer NV	594,049

	Total	27,475,702

New Zealand (0.1%)
437,851	Air New Zealand, Ltd.	828,361
5,040	Fisher & Paykel Healthcare Corporation, Ltd.	22,726
13,215	Sky Network Television, Ltd.	58,106
37,198	Summerset Group Holdings, Ltd.	83,823

	Total	993,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Norway (1.0%)
32,711	Austevoll Seafood ASA	$191,034
17,260	Borregaard ASA	121,755
58,785	DnB ASA	851,714
60,486	Kongsberg Automotive ASA[a]	47,554
8,428	Leroy Seafood Group ASA	295,500
85,523	Marine Harvest ASA	1,118,772
265,580	Norsk Hydro ASA	1,560,745
13,365	Norwegian Property ASA[a]	17,991
24,436	SalMar ASA	377,245
17,538	SpareBank 1 SMN	124,300
74,813	Statoil ASA	1,252,841
139,024	Storebrand ASA[a]	420,267
2,072	TGS Nopec Geophysical Company ASA	48,061
31,780	Yara International ASA	1,654,541

	Total	8,082,320

Panama (<0.1%)
2,656	Copa Holdings SAb	285,547

	Total	285,547

Philippines (0.5%)
2,575,500	Ayala Land, Inc.	2,097,556
746,364	Bank of the Philippine Islands	1,671,593

	Total	3,769,149

Poland (0.3%)
6,668	Bank Handlowy w Warszawie SA	194,413
42,805	Bank Pekao SA	2,064,707
53,705	Orange Polska SA	129,555

	Total	2,388,675

Portugal (0.2%)
2,978,379	Banco Espirito Santo SAa,d	337
27,643	CTT-Correios de Portugal SA	290,851
83,827	Jeronimo Martins SGPS SA	901,670
63,107	Portucel SA	254,586
447,178	Portugal Telecom SGPS SA	311,674
49,939	Redes Energeticas Nacionais SGPS SA	141,618

	Total	1,900,736

Russia (0.5%)
51,500	Lukoil ADR	2,024,947
5,554	Magnit OJSC	211,187
7,951	Magnit PJSC	1,216,740
53,100	Novolipetsk Steel OJSC GDR	694,017
28,187	Phosagro OAO	306,085

	Total	4,452,976

Singapore (0.7%)
167,000	DBS Group Holdings, Ltd.	2,434,799
34,000	Ho Bee Land, Ltd.	52,025
121,000	Indofood Agri Resources, Ltd.	63,261
69,000	Mapletree Logistics Trust[a]	61,206
206,000	Oversea-Chinese Banking Corporation, Ltd.	1,580,054
2,467	REC Solar ASA[a]	32,425
44,300	United Engineers, Ltd.	99,373
87,000	Wing Tai Holdings, Ltd.	117,571
955,000	Yangzijiang Shipbuilding Holdings, Ltd.	873,040

	Total	5,313,754

South Africa (0.6%)
40,010	AngloGold Ashanti, Ltd. ADR[a]	495,323
15,306	Barclays Africa Group, Ltd.	260,209

Shares	Common Stock (86.6%)	Value

South Africa (0.6%) - continued
3,232	Impala Platinum Holdings, Ltd.[a]	$20,970
86,890	Massmart Holdings, Ltd.	1,236,734
6,103	Mota-Engil Africa NVa	42,551
62,940	MTN Group, Ltd.[e]	1,086,893
26,990	Reunert, Ltd.	145,275
229,000	Truworths International, Ltd.	1,585,817

	Total	4,873,772

South Korea (1.9%)
6,003	E-Mart Company, Ltd.	1,139,014
3,027	Hyundai Department Store Company, Ltd.	328,189
3,299	Hyundai Heavy Industries Company, Ltd.[a]	338,055
2,472	Hyundai Mobis	558,840
23,013	Hyundai Motor Company	3,536,730
93,125	KB Financial Group, Inc.	3,128,370
2,739	LG Chem, Ltd.	492,585
15,725	POSCO	3,652,845
4,245	POSCO ADR[b]	247,186
880	Samsung Electronics Company, Ltd.	1,092,431
8,608	Samsung Heavy Industries Company, Ltd.	139,360
3,985	Samsung Life Insurance Company, Ltd.	409,316
10,629	Shinhan Financial Group Company, Ltd.	433,965
1,318	Shinsegae Company, Ltd.	193,266

	Total	15,690,152

Spain (2.0%)
4,913	Acciona SAa	351,199
60,706	ACS Actividades de Construccion y Servicios SA Rights[a]	30,869
60,706	Actividades de Construccion y Servicios SA	2,111,330
833,440	Banco Popular Espanol SA	3,522,898
524,658	Banco Santander SA	3,528,871
67,049	Gas Natural SDG SA	1,573,886
617,587	Iberdrola SA	4,262,831
4,443	Let’s GOWEX SAa,d	1
62,867	Mediaset Espana Comunicacion SAa	765,349
2,078	Tecnicas Reunidas SA	80,808

	Total	16,228,042

Sweden (2.2%)
4,375	B&B Tools Aktiebolag	74,845
14,034	Bilia AB	425,627
25,733	BillerudKorsnas AB	390,613
3,157	BioGaia AB	68,679
86,866	Boliden AB	1,356,999
8,251	Clas Ohlson AB	127,641
35,075	Fabege AB	478,794
16,393	Fastighets AB Balder[a]	237,070
10,541	Haldex AB	142,338
2,244	Hexpol AB	225,131
7,124	Industrial and Financial Systems	219,552
11,629	Intrum Justitia AB	309,466
56,961	Investor AB	2,072,736
31,443	JM AB	1,034,971
90,365	Klovern AB, Class Ba	90,101
57,205	Loomis AB	1,692,607
21,359	NCC AB	690,630
2,133	Net Entertainment NE ABa	67,584
26,980	Nobia AB	234,284
12,299	Nolato AB	295,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Sweden (2.2%) - continued
9,673	Peab AB	$69,570
74,762	Skanska AB	1,657,043
7,397	Tethys Oil ABa	49,660
507,985	Volvo AB	5,947,105

	Total	17,958,171

Switzerland (7.4%)
25,510	Actelion, Ltd.	2,817,849
74,710	Adecco SA	5,581,102
17,640	Aryzta AGa	1,322,461
9,727	Ascom Holding AG	149,815
2,898	Autoneum Holding AGa	485,051
177,728	Credit Suisse Group AG	3,742,214
1,264	Flughafen Zuerich AG	860,547
293	Forbo Holding AG	283,306
2,420	Givaudan SAa	4,411,238
897	Helvetia Holding AG	457,552
71,950	Holcim, Ltd.[a]	5,030,232
985	Inficon Holding AGa	330,407
37	Intershop Holdings AG	14,910
1,696	Komax Holding AGa	255,323
11,311	Kudelski SA	129,564
399	Lindt & Spruengli AG	2,076,807
26,217	Logitech International SA	385,500
89,726	Nestle SA	6,852,462
7,595	Nobel Biocare Holding AGa	141,333
110,589	Novartis AG	10,777,207
1,918	PSP Swiss Property AGa	197,980
47,477	Roche Holding AG	12,795,880
644	Siegfried Holding AGa	107,450
1,112	Straumann Holding AG	251,179
1,219	U-Blox AGa	174,292
256	Valora Holding AG	61,939
3,247	Zehnder Group AG	141,451

	Total	59,835,051

Taiwan (1.0%)
166,000	Advanced Semiconductor Engineering, Inc.	208,450
29,000	Asustek Computer, Inc.	303,096
97,275	Chicony Electronics Company, Ltd.	266,926
137,000	Chipbond Technology Corporation	280,034
177,000	Compal Electronics, Inc.	129,071
197,000	CTBC Financial Holding Company, Ltd.	124,968
43,000	Hon Hai Precision Industry Company, Ltd.	117,992
165,000	Mega Financial Holding Company, Ltd.	125,902
38,000	Novatek Microelectronics Corporation	209,020
34,000	Richtek Technology Corporation	172,314
314,100	Taiwan Mobile Company, Ltd.	1,035,714
1,008,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,434,402
17,905	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	406,622
170,000	TECO Electric & Machinery Company, Ltd.	158,697

	Total	7,973,208

Thailand (2.0%)
456,900	Bangkok Bank pcl	2,678,575
42,900	Bangkok Bank Public Company, Ltd.	249,393
34,700	Kasikornbank pcl	234,768
8,448,135	Krung Thai Bank pcl	5,848,598
236,900	PTT Exploration & Production pcl	789,802
225,905	PTT pcl	2,388,502
133,100	Siam Cement pcl	2,023,887

Shares	Common Stock (86.6%)	Value

Thailand (2.0%) - continued
367,700	Siam Commercial Bank pcl	$2,014,306
155,000	Thai Oil pcl	242,209

	Total	16,470,040

Turkey (0.7%)
552,258	Akbank TAS	2,011,906
70,796	BIM Birlesik Magazalar AS	1,428,676
15,326	Ford Otomotiv Sanayi AS	212,551
13,587	Turkcell Iletisim Hizmetleri ASa	78,218
440,000	Turkiye Garanti Bankasi AS	1,850,107

	Total	5,581,458

United Kingdom (9.3%)
141,374	Amlin plc	1,035,893
25,079	AstraZeneca plc	1,785,264
718,075	BAE Systems plc	5,466,449
16,059	Bank of Georgia Holdings plc	490,264
63,239	Barratt Developments plc	435,306
66,326	Bellway plc	1,815,716
29,305	Berendsen plc	490,433
28,423	Berkeley Group Holdings plc	1,036,043
34,000	BHP Billiton plc	735,441
29,198	Big Yellow Group plc	268,090
21,685	Bodycote plc	221,742
9,991	Britvic plc	105,733
223,747	Cable & Wireless Communications plc	167,989
23,426	Chesnara plc	123,936
10,697	Concentric AB	136,653
5,810	CSR plc	74,822
28,909	Dart Group plc	125,512
18,561	Diageo plc	549,419
30,816	Dialog Semiconductor plc[a]	1,178,548
24,704	Diploma plc	281,488
330,403	Direct Line Insurance Group plc	1,549,484
246,274	DS Smith plc	1,171,328
69,297	Elementis plc	287,706
4,371	Esure Group plc	15,137
25,007	Fenner plc	69,442
34,000	Galliford Try plc	673,261
80,824	GlaxoSmithKline plc	1,779,648
118,671	Globo plc[a]	75,072
12,558	Go-Ahead Group plc	466,300
22,679	Great Portland Estates plc	267,521
15,382	Greggs plc	189,989
93,973	Halfords Group plc	626,983
203,555	Hansteen Holdings plc	345,840
74,900	Hikma Pharmaceuticals plc[a]	2,654,032
37,519	Hiscox, Ltd.	414,420
293,568	Home Retail Group plc	847,964
12,078	HomeServe plc	61,161
286,966	Howden Joinery Group plc	1,831,295
85,350	HSBC Holdings plc ADR[b]	3,902,203
8,716	Hunting plc	51,889
108,418	IG Group Holdings plc	1,176,400
49,145	Imperial Tobacco Group plc	2,308,299
166,918	Inchcape plc	1,743,616
80,473	Intermediate Capital Group plc	596,272
41,747	Interserve plc	335,320
740,964	ITV plc	2,452,244
5,997	J D Wetherspoon plc	71,449
65,201	Jazztel plc[a]	923,758
4,997	Keller Group plc	66,896
29,081	Lancashire Holdings, Ltd.	267,411
104,823	LondonMetric Property plc	251,827
20,108	Lookers plc	45,203
1,000,126	Man Group plc	2,692,495

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

United Kingdom (9.3%) - continued
33,298	Micro Focus International plc	$527,617
71,078	Mondi plc	1,267,955
60,328	Moneysupermarket.com Group plc	238,153
25,286	Next plc	2,747,792
21,801	Northgate plc	202,656
25,170	Optimal Payments plc[a]	130,263
83,291	Pace plc	418,005
91,220	Pennon Group plc	1,219,356
91,080	Persimmon plc	2,180,366
124,332	Prudential plc	3,022,571
155,289	QinetiQ Group plc	436,352
9,819	Restaurant Group plc	105,947
41,584	Royal Dutch Shell plc, Class A	1,267,300
41,331	SABMiller plc	2,240,372
8,057	Safestore Holdings plc	32,762
3,222	Savills plc	35,358
205,946	SEGRO plc	1,275,354
34,534	Shire plc	2,520,572
35,585	Soco International plc[a]	139,727
98,585	Speedy Hire plc	108,026
231,968	Spirit Pub Company plc	400,752
106,851	Standard Chartered plc	1,424,850
8,990	SVG Capital plc[a]	58,884
849	Synergy Health plc	27,685
1,383,979	Taylor Wimpey plc	2,811,651
22,817	Trinity Mirror plc[a]	59,197
48,198	TT Electronics plc	80,015
40,880	Unilever plc	1,800,118
17,777	Vedanta Resources plc	99,338
13,358	Victrex plc	412,942
44,885	WH Smith plc	909,079
7,445	Workspace Group plc	88,229
23,392	WS Atkins plc	440,816
10,903	Xchanging plc	25,692

	Total	75,492,358

United States (0.3%)
12,061	iShares MSCI Emerging Markets Index Fund	470,620
12,392	Southern Copper Corporation[b]	338,054
19,100	Yum! Brands, Inc.	1,380,548

	Total	2,189,222

	Total Common Stock (cost $672,926,190)	700,698,207

Principal Amount	Long-Term Fixed Income (10.7%)

Argentina (0.2%)
	Arcos Dorados BV
$193,000	6.625%, 9/27/2023[c]	178,766
	Argentina Government International Bond
70,000	Zero Coupon, 6/2/2017[f]	65,100
490,713	8.280%, 12/31/2033	452,683
6,154,000	0.000%, 12/15/2035[g,h]	476,348
180,000	0.000%, 12/15/2035[h]	12,600
554,000	0.000%, 12/15/2035[f,h]	39,611

	Total	1,225,108

Azerbaijan (0.2%)
	Azerbaijan Government International Bond
290,000	4.750%, 3/18/2024[c]	282,611
850,000	4.750%, 3/18/2024	828,342

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Azerbaijan (0.2%) - continued
	State Oil Company of Azerbaijan Republic
$200,000	5.450%, 2/9/2017	$201,304
260,000	4.750%, 3/13/2023	235,324

	Total	1,547,581

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038*,i	98,594

	Total	98,594

Brazil (0.5%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[j]	521,820
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[c]	464,025
	Brazil Government International Bond
261,000	6.000%, 8/15/2050[k]	252,874
120,000	7.125%, 1/20/2037	150,000
	Brazil Letras do Tesouro Nacional
964,000	Zero Coupon, 1/1/2016[k]	321,904
	Brazil Loan Trust 1
396,364	5.477%, 7/24/2023	399,337
618,714	5.477%, 7/24/2023*	623,354
	Brazil Minas SPE via State of Minas Gerais
400,000	5.333%, 2/15/2028	394,000
990,000	5.333%, 2/15/2028*	975,150
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,d,f	0
	Tupy SA
200,000	6.625%, 7/17/2024[c]	183,500

	Total	4,285,964

Bulgaria (0.1%)
	Bulgaria Government International Bond
800,000	2.950%, 9/3/2024[g]	946,031

	Total	946,031

Chile (0.5%)
	AES Gener SA
70,000	5.250%, 8/15/2021[c]	74,434
280,000	5.250%, 8/15/2021	297,735
	Banco del Estado de Chile
100,000	4.125%, 10/7/2020[c]	105,804
290,000	4.125%, 10/7/2020	306,833
	Corpbanca SA
286,000	3.875%, 9/22/2019[c]	286,098
	E-CL SA
120,000	5.625%, 1/15/2021[c]	132,533
200,000	4.500%, 1/29/2025[c]	203,389
	Empresa Electrica Angamos SA
830,000	4.875%, 5/25/2029[c]	835,644
	Empresa Nacional de Telecomunicaciones SA
340,000	4.875%, 10/30/2024[c]	355,377
	GNL Quintero SA
710,000	4.634%, 7/31/2029[c]	734,631
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	192,119

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Chile (0.5%) - continued
$200,000	4.375%, 1/28/2025*	$196,638

	Total	3,721,235

China (0.2%)
	CITIC, Ltd.
200,000	6.875%, 1/21/2018	221,660
1,280,000	6.800%, 1/17/2023	1,518,976

	Total	1,740,636

Colombia (0.3%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	419,040
	Bancolombia SA
100,000	5.950%, 6/3/2021	109,260
	Colombia Government International Bond
240,000	7.375%, 3/18/2019	282,960
480,000	6.125%, 1/18/2041	583,200
610,000	5.625%, 2/26/2044	704,550
	Ecopetrol SA
60,000	7.375%, 9/18/2043	66,450
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	117,520

	Total	2,282,980

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	200,500
220,000	5.250%, 8/12/2018[c]	220,550
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[c]	219,560
480,000	6.250%, 11/1/2023[c]	480,096
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	38,025
610,000	4.250%, 1/26/2023	563,488
210,000	5.625%, 4/30/2043[c]	173,775
210,000	7.000%, 4/4/2044	204,225

	Total	2,100,219

Croatia (0.7%)
	Croatia Government International Bond
190,000	6.625%, 7/14/2020	209,357
880,000	6.375%, 3/24/2021	967,006
1,020,000	3.875%, 5/30/2022[g]	1,195,817
2,099,000	6.000%, 1/26/2024	2,302,077

	Total	4,674,257

Dominican Republic (0.6%)
	Aeropuertos Dominicanos Siglo XXI SA
200,000	9.750%, 11/13/2019	191,282
	Dominican Republic Government International Bond
4,000,000	15.000%, 4/5/2019[l]	104,364
900,000	16.000%, 7/10/2020[l]	24,998
860,000	7.500%, 5/6/2021	965,349
2,370,000	12.000%, 1/20/2022*,d,l	53,619
1,400,000	14.500%, 2/10/2023[l]	35,268
330,000	6.600%, 1/28/2024	359,700
300,000	5.875%, 4/18/2024	316,500
1,100,000	11.500%, 5/10/2024[e,l]	25,657
290,000	8.625%, 4/20/2027	342,200
400,000	18.500%, 2/4/2028[l]	12,171
9,200,000	18.500%, 2/4/2028[c,l]	279,933

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Dominican Republic (0.6%) - continued
$830,000	7.450%, 4/30/2044[c]	$913,000
910,000	6.850%, 1/27/2045[c]	919,100

	Total	4,543,141

Ecuador (<0.1%)
	Ecuador Government International Bond
243,000	7.950%, 6/20/2024	215,055
	EP PetroEcuador
390,000	5.885%, 9/24/2019[h]	335,400

	Total	550,455

Egypt (0.1%)
	Egypt Government International Bond
450,000	5.750%, 4/29/2020	480,375

	Total	480,375

El Salvador (<0.1%)
	El Salvador Government International Bond
60,000	8.250%, 4/10/2032	69,525
150,000	7.625%, 2/1/2041	161,250

	Total	230,775

Ethiopia (<0.1%)
	Ethiopia Government International Bond
200,000	6.625%, 12/11/2024	196,000

	Total	196,000

Gabon (<0.1%)
	Gabonese Republic Government International Bond
200,000	6.375%, 12/12/2024	188,000
261,500	6.375%, 12/12/2024[c]	245,810

	Total	433,810

Ghana (0.1%)
	Ghana Government International Bond
290,000	8.500%, 10/4/2017	288,921
200,000	8.125%, 1/18/2026	173,000
390,000	8.125%, 1/18/2026*	337,350

	Total	799,271

Guatemala (0.1%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	171,783
	Guatemala Government International Bond
200,000	4.875%, 2/13/2028	209,000
210,000	4.875%, 2/13/2028[c]	219,450

	Total	600,233

Honduras (0.1%)
	Honduras Government International Bond
200,000	8.750%, 12/16/2020	221,318
780,000	8.750%, 12/16/2020*	863,140

	Total	1,084,458

Hong Kong (0.1%)
	China Unicom Hong Kong, Ltd.
1,480,000	4.000%, 4/16/2017[m]	234,135

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Hong Kong (0.1%) - continued
	Sun Hung Kai Properties Capital Market, Ltd.
$200,000	3.625%, 1/16/2023	$205,036

	Total	439,171

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[c]	221,875

	Total	221,875

Indonesia (0.5%)
	Bumi Investment Private, Ltd.
100,000	10.750%, 10/6/2017[f]	27,000
	Indonesia Government International Bond
200,000	5.875%, 1/15/2024	231,500
220,000	4.125%, 1/15/2025[c]	226,050
610,000	8.500%, 10/12/2035	890,600
180,000	6.625%, 2/17/2037	220,950
400,000	5.250%, 1/17/2042	425,000
600,000	6.750%, 1/15/2044	774,000
530,000	5.125%, 1/15/2045[c]	561,800
	Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
200,000	4.350%, 9/10/2024[c]	204,250
	PT Pertamina Persero
370,000	5.625%, 5/20/2043[c]	365,375

	Total	3,926,525

Iraq (0.1%)
	Iraq Government International Bond
750,000	5.800%, 1/15/2028	598,959

	Total	598,959

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
60,000	2.803%, 12/30/2016[c]	59,809
160,000	3.839%, 12/30/2018[c]	160,281

	Total	220,090

Italy (<0.1%)
	Wind Acquisition Finance SA
190,000	7.000%, 4/23/2021[g]	214,431

	Total	214,431

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	100,279
	KazMunayGas National Company JSC
190,000	9.125%, 7/2/2018	206,910
200,000	4.875%, 5/7/2025[c]	175,250
200,000	5.750%, 4/30/2043	161,008
780,000	5.750%, 4/30/2043*	627,931
240,000	6.000%, 11/7/2044[c]	196,800

	Total	1,468,178

Kenya (<0.1%)
	Kenya Government International Bond
230,000	6.875%, 6/24/2024[c]	239,200

	Total	239,200

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Lithuania (0.3%)
	Lithuania Government International Bond
$480,000	7.375%, 2/11/2020	$589,200
520,000	6.125%, 3/9/2021	620,750
1,000,000	6.625%, 2/1/2022	1,243,750

	Total	2,453,700

Luxembourg (0.1%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[c]	204,000
	Gazprom Neft OAO Via GPN Capital SA
690,000	6.000%, 11/27/2023[c]	517,500
	Millicom International Cellular SA
200,000	4.750%, 5/22/2020[c]	187,500
	Wind Acquisition Finance SA
440,000	7.375%, 4/23/2021[c]	426,800

	Total	1,335,800

Mexico (0.6%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[n]	136,548
	Cemex SAB de CV
100,000	4.750%, 1/11/2022[c,g]	113,706
	Gruma SAB de CV
200,000	4.875%, 12/1/2024[c]	209,000
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[c]	170,457
	Mexican Cetes
23,941,800	Zero Coupon, 2/12/2015[n]	159,559
3,978,500	Zero Coupon, 3/5/2015[n]	26,472
62,937,400	Zero Coupon, 3/12/2015[n]	418,550
29,307,400	Zero Coupon, 3/19/2015[n]	194,798
19,990,000	Zero Coupon, 4/1/2015[n]	132,735
74,854,901	Zero Coupon, 4/16/2015[n]	496,356
46,559,100	Zero Coupon, 4/23/2015[n]	308,624
	Mexican Udibonos
2,503,575	5.000%, 6/16/2016[n]	176,118
	Mexico Government International Bond
10,000	6.625%, 3/3/2015	10,005
108,000	6.050%, 1/11/2040	137,970
460,000	4.750%, 3/8/2044	497,949
85,000	5.550%, 1/21/2045	103,275
200,000	4.600%, 1/23/2046	213,500
60,000	5.750%, 10/12/2110	67,800
	Petroleos Mexicanos
10,000	6.500%, 6/2/2041	11,189
90,000	5.500%, 6/27/2044	90,450
60,000	5.500%, 6/27/2044[c]	60,300
350,000	6.375%, 1/23/2045	389,865
	SixSigma Networks Mexico SA de CV
210,000	8.250%, 11/7/2021[c]	213,937
	Trust F/1401
200,000	6.950%, 1/30/2044*	228,999

	Total	4,568,162

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
200,000	6.305%, 9/11/2020	185,500

	Total	185,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Netherlands (<0.1%)
	Listrindo Capital BV
$200,000	6.950%, 2/21/2019	$210,760

	Total	210,760

Nigeria (<0.1%)
	Nigeria Government International Bond
200,000	6.375%, 7/12/2023	183,532

	Total	183,532

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	102,250
230,000	6.750%, 12/3/2019*	230,575
360,000	8.250%, 4/15/2024[c]	372,672
120,000	7.875%, 3/31/2036	110,550

	Total	816,047

Panama (0.3%)
	Panama Government International Bond
507,000	8.875%, 9/30/2027	755,430
318,000	9.375%, 4/1/2029	498,465
610,000	6.700%, 1/26/2036	825,025
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	52,945

	Total	2,131,865

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017	153,000
150,000	8.875%, 10/15/2017*	153,000
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	158,057
330,000	8.125%, 1/24/2019[c]	347,723
	Paraguay Government International Bond
390,000	4.625%, 1/25/2023[c]	402,188

	Total	1,213,968

Peru (0.3%)
	Abengoa Transmision Sur SA
320,000	6.875%, 4/30/2043*	354,666
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	211,000
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[c]	97,200
240,000	6.750%, 11/23/2021	259,200
80,000	4.625%, 4/12/2023[c]	77,600
	Peru Government International Bond
450,000	5.625%, 11/18/2050	554,625
357,000	8.750%, 11/21/2033	566,738
40,000	6.550%, 3/14/2037	52,900

	Total	2,173,929

Philippines (0.2%)
	Alliance Global Group, Inc.
100,000	6.500%, 8/18/2017	106,300
	Energy Development Corporation
300,000	6.500%, 1/20/2021	326,250
	Philippines Government International Bond
595,000	4.200%, 1/21/2024	668,631

Principal Amount	Long-Term Fixed Income (10.7%)	Value

Philippines (0.2%) - continued
$174,000	7.750%, 1/14/2031	$264,045
100,000	6.375%, 10/23/2034	141,875
200,000	3.950%, 1/20/2040	219,750
	San Miguel Corporation
220,000	4.875%, 4/26/2023	200,200

	Total	1,927,051

Poland (<0.1%)
	Poland Government International Bond
120,000	5.000%, 3/23/2022	137,712

	Total	137,712

Romania (0.2%)
	Romania Government International Bond
180,000	4.875%, 11/7/2019[g]	238,302
220,000	6.750%, 2/7/2022	269,940
120,000	4.375%, 8/22/2023	130,440
280,000	4.875%, 1/22/2024	315,392
410,000	3.625%, 4/24/2024[g]	527,002
80,000	6.125%, 1/22/2044	106,700

	Total	1,587,776

Russia (0.6%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018*,o	60,761
	Gazprom Neft OAO Via GPN Capital SA
420,000	4.375%, 9/19/2022	297,360
200,000	6.000%, 11/27/2023	150,000
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	173,000
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	156,700
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	174,000
	Russia Government International Bond
500,000	5.000%, 4/29/2020	442,700
1,200,000	4.500%, 4/4/2022	1,010,113
4,680,000	7.000%, 8/16/2023[o]	46,325
400,000	4.875%, 9/16/2023	337,200
5,390,000	7.050%, 1/19/2028[o]	49,053
1,683,350	7.500%, 3/31/2030	1,692,770
200,000	5.875%, 9/16/2043[c]	165,000

	Total	4,754,982

Serbia (0.1%)
	Serbia Government International Bond
210,000	4.875%, 2/25/2020	214,200
200,000	7.250%, 9/28/2021	228,908

	Total	443,108

Singapore (<0.1%)
	Olam International, Ltd.
290,000	6.750%, 1/29/2018	299,570

	Total	299,570

South Africa (0.1%)
	South Africa Government International Bond
420,000	5.875%, 5/30/2022	480,270
290,000	4.665%, 1/17/2024	307,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.7%)	Value

South Africa (0.1%) - continued
$320,000	5.375%, 7/24/2044	$356,000

	Total	1,144,033

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
310,000	6.000%, 1/14/2019[c]	323,563
220,000	6.000%, 1/14/2019	229,625
520,000	6.250%, 10/4/2020	549,250
450,000	6.250%, 7/27/2021	475,875
210,000	5.875%, 7/25/2022	218,925

	Total	1,797,238

Supranational (0.1%)
	Corporacion Andina de Fomento
424,000	4.375%, 6/15/2022	469,499

	Total	469,499

Turkey (0.3%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	213,500
	Turkey Government International Bond
820,000	7.000%, 6/5/2020	962,384
130,000	5.625%, 3/30/2021	144,547
200,000	6.250%, 9/26/2022	232,454
200,000	5.750%, 3/22/2024	229,000
30,000	7.375%, 2/5/2025	38,241
50,000	8.000%, 2/14/2034	71,438
340,000	6.875%, 3/17/2036	439,450
380,000	6.000%, 1/14/2041	455,050

	Total	2,786,064

Ukraine (0.2%)
	Ukraine Government International Bond
1,030,000	6.250%, 6/17/2016	557,745
400,000	6.580%, 11/21/2016	215,600
240,000	8.375%, 11/3/2017	121,200
320,000	6.750%, 11/14/2017	166,080
260,000	9.000%, 12/7/2017*	130,000
680,000	7.800%, 11/28/2022	340,082

	Total	1,530,707

United Arab Emirates (0.1%)
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[c]	430,200

	Total	430,200

United States (1.2%)
	Comcel Trust
200,000	6.875%, 2/6/2024	207,000
	Commonwealth of Puerto Rico G.O.
1,125,000	8.000%, 7/1/2035	940,792
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[p]	325,402
600,000	6.000%, 8/15/2040[q]	583,667
	Puerto Rico Sales Tax Financing Corporation Rev.
95,000	5.500%, 8/1/2028	74,444
55,000	Zero Coupon, 8/1/2032	42,051
5,000	5.500%, 8/1/2037	3,598
10,000	5.375%, 8/1/2038	7,070
35,000	5.375%, 8/1/2039	24,568
320,000	5.250%, 8/1/2041	224,506

Principal Amount	Long-Term Fixed Income (10.7%)	Value

United States (1.2%) - continued
$540,000	5.500%, 8/1/2042	$377,329
80,000	6.000%, 8/1/2042	59,187
	U.S. Treasury Bonds
200,000	3.000%, 11/15/2044	232,062
	U.S. Treasury Notes
300,000	1.500%, 11/30/2019	304,523
1,800,000	1.625%, 12/31/2019	1,837,969
800,000	1.250%, 1/31/2020	802,313
1,400,000	2.000%, 10/31/2021	1,446,484
1,200,000	1.500%, 1/31/2022	1,200,281

	Total	8,693,246

Uruguay (0.2%)
	Uruguay Government International Bond
796,396	5.100%, 6/18/2050	866,080
453,764	4.500%, 8/14/2024	496,645

	Total	1,362,725

Venezuela (0.3%)
	Petroleos de Venezuela SA
330,000	9.000%, 11/17/2021	115,970
1,160,000	6.000%, 5/16/2024	365,400
2,097,000	6.000%, 11/15/2026	639,743
10,000	5.375%, 4/12/2027	3,019
	Venezuela Government International Bond
130,000	7.750%, 10/13/2019	42,575
270,000	6.000%, 12/9/2020	85,725
630,000	9.000%, 5/7/2023	209,475
1,069,000	8.250%, 10/13/2024	350,098
650,000	7.650%, 4/21/2025	209,625
400,000	11.750%, 10/21/2026	143,000
862,000	9.250%, 9/15/2027	318,940
523,000	9.250%, 5/7/2028	175,205
410,000	9.375%, 1/13/2034	140,425
100,000	7.000%, 3/31/2038	31,750

	Total	2,830,950

Vietnam (0.2%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	110,100
	Vietnam Government International Bond
840,000	6.750%, 1/29/2020[c]	948,150
715,000	4.800%, 11/19/2024*	752,538

	Total	1,810,788

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	21,124
150,000	6.750%, 2/9/2022[c]	158,432

	Total	179,556

Zambia (<0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022	356,000

	Total	356,000

	Total Long-Term Fixed Income (cost $90,140,336)	86,684,020

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Preferred Stock (0.7%)	Value

Brazil (0.1%)
68,282	Vale SA ADR[b]	$427,445

	Total	427,445

Germany (<0.1%)
3,711	Sixt SE	114,763

	Total	114,763

Italy (0.1%)
98,847	Unipol Gruppo Finanziario SPA	504,900

	Total	504,900

South Korea (0.5%)
4,898	Samsung Electronics Company, Ltd.	4,767,446

	Total	4,767,446

	Total Preferred Stock (cost $4,609,374)	5,814,554

Shares	Collateral Held for Securities Loaned (1.1%)

8,625,604	Thrivent Cash Management Trust	8,625,604

	Total Collateral Held for Securities Loaned (cost $8,625,604)	8,625,604

Shares or Principal Amount	Short-Term Investments (1.7%)[r]

	Federal Home Loan Bank Discount Notes
100,000	0.090%, 4/24/2015[s]	99,979
	Thrivent Cash Management Trust
14,015,041	0.060%	14,015,041

	Total Short-Term Investments (at amortized cost)	14,115,020

	Total Investments (cost $790,416,524) 100.8%	$815,937,405

	Other Assets and Liabilities, Net (0.8%)	(6,143,373)

	Total Net Assets 100.0%	$809,794,032

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $16,129,402 or 2.0% of total net assets.
d	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	Principal amount is displayed in Euros.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Principal amount is displayed in Brazilian Real.
l	Principal amount is displayed in Dominican Republic Pesos.
m	Principal amount is displayed in Chinese Yuan.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in Russian Rubles.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s	At January 30, 2015, $99,979 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,984
AHML Finance, Ltd., 2/13/2018	1/31/2013	189,924
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	99,961
Brazil Loan Trust 1, 7/24/2023	7/25/2013	638,533
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,027,127
Dominican Republic Government International Bond, 1/20/2022	1/23/2015	54,133
Ghana Government International Bond, 1/18/2026	9/11/2014	386,728
Honduras Government International Bond, 12/16/2020	12/11/2013	780,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
KazMunayGas National Company JSC, 4/30/2043	5/21/2013	693,677
Pakistan Government International Bond, 12/3/2019	11/26/2014	230,000
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 12/7/2017	11/30/2012	260,000
Vietnam Government International Bond, 11/19/2024	11/7/2014	721,357

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

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Schedule of Investments as of January 30, 2015

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$94,575,136
Gross unrealized depreciation	(69,054,255)

Net unrealized appreciation (depreciation)	$25,520,881

Cost for federal income tax purposes	$790,416,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	217,335	–	217,335	–
Consumer Discretionary	106,116,752	1,380,548	104,736,204	–
Consumer Staples	63,309,508	2,673,920	60,635,588	–
Energy	28,522,371	1,496,720	27,025,651	–
Financials	173,882,119	8,429,337	165,452,445	337
Health Care	59,501,278	2,045,482	57,455,796	–
Industrials	120,874,197	1,738,648	119,135,549	–
Information Technology	50,993,676	406,622	50,587,054	–
Materials	62,537,917	2,807,577	59,730,340	–
Telecommunications Services	19,257,762	–	19,257,761	1
Utilities	15,485,292	–	15,485,292	–
Long-Term Fixed Income
Basic Materials	2,486,893	–	2,486,893	–
Capital Goods	113,706	–	113,706	–
Communications Services	2,122,491	–	2,122,491	–
Consumer Cyclical	349,223	–	349,223	–
Consumer Non-Cyclical^	1,228,426	–	1,228,426	0
Energy	6,127,861	–	6,127,861	–
Financials	6,652,168	–	6,652,168	–
Foreign Government	55,879,561	–	55,343,551	536,010
Technology	213,937	–	213,937	–
Transportation	925,913	–	925,913	–
U.S. Government and Agencies	5,914,082	–	5,914,082	–
U.S. Municipal	1,749,947	–	1,749,947	–
Utilities	2,919,812	–	2,919,812	–
Preferred Stock
Financials	504,900	–	504,900	–
Industrials	114,763	–	114,763	–
Information Technology	4,767,446	–	4,767,446	–
Materials	427,445	427,445	–	–
Collateral Held for Securities Loaned	8,625,604	8,625,604	–	–
Short-Term Investments	14,115,020	14,015,041	99,979	–
Total	$815,937,405	$44,046,944	$771,354,113	$536,348

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	262,477	262,477	–	–
Foreign Currency Forward Contracts	942,832	–	942,832	–
Total Asset Derivatives	$1,205,309	$262,477	$942,832	$–

Liability Derivatives
Futures Contracts	316,784	316,784	–	–
Foreign Currency Forward Contracts	869,165	–	869,165	–
Total Liability Derivatives	$1,185,949	$316,784	$869,165	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	57	March 2015	$12,476,546	$12,526,641	$50,095
5-Yr. U.S. Treasury Bond Futures	74	March 2015	8,858,629	8,979,438	120,809
10-Yr. U.S. Treasury Bond Futures	(48)	March 2015	(6,139,367)	(6,281,999)	(142,632)
30-Yr. U.S. Treasury Bond Futures	4	March 2015	596,647	605,125	8,478
ASX SPI 200 Index Futures	1	March 2015	100,698	107,861	7,163
CME 3 Month Eurodollar Futures	(36)	September 2016	(8,836,151)	(8,892,900)	(56,749)
Eurex 10 Year Euro BUND Futures	(16)	March 2015	(2,766,211)	(2,883,385)	(117,174)
Eurex 5 Year Euro BOBL Futures	3	March 2015	438,431	443,647	5,216
Eurex EURO STOXX 50 Futures	19	March 2015	666,295	716,021	49,726
FTSE 100 Index Futures	3	March 2015	284,951	303,018	18,067
Mini MSCI EAFE Index Futures	11	March 2015	971,859	971,630	(229)
Tokyo Price Index Futures	4	March 2015	479,112	481,819	2,707
Ultra Long Term U.S. Treasury Bond Futures	(2)	March 2015	(358,091)	(357,875)	216
Total Futures Contracts					($54,307)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

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Schedule of Investments as of January 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	RBC	758,806	2/9/2015	$292,000	$282,094	($9,906)
Brazilian Real	HSBC	757,837	3/3/2015	289,649	280,157	(9,492)
Brazilian Real	JPM	396,818	3/3/2015	146,605	146,695	90
Brazilian Real	UBS	2,715,698	2/3/2015 - 2/13/2015	1,050,000	1,009,705	(40,295)
Chinese Yuan	BB	1,837,403	3/18/2015	292,375	292,448	73
Chinese Yuan	HSBC	24,353,358	3/18/2015	3,875,797	3,876,173	376
Colombian Peso	BOA	349,286,149	2/13/2015	145,000	142,986	(2,014)
Euro	CITI	600,500	3/18/2015	744,171	678,782	(65,389)
Euro	BNP	363,500	3/18/2015	442,385	410,887	(31,498)
Euro	BB	358,000	3/18/2015	426,886	404,669	(22,217)
Euro	JPM	246,000	3/18/2015	293,158	278,069	(15,089)
Euro	UBS	372,000	3/18/2015	435,165	420,495	(14,670)
Euro	DB	816,628	3/18/2015	953,499	923,085	(30,414)
Euro	BOA	1,016,000	3/18/2015	1,233,040	1,148,447	(84,593)
Hungarian Forint	DB	70,740,587	3/18/2015	285,233	257,104	(28,129)
Hungarian Forint	BB	70,890,644	3/18/2015	287,857	257,650	(30,207)
Hungarian Forint	BNP	76,422,663	3/18/2015	310,019	277,756	(32,263)
Indian Rupee	BB	17,921,580	2/20/2015	290,000	288,215	(1,785)
Indian Rupee	SB	46,041,377	2/12/2015 - 2/27/2015	735,045	740,708	5,663
Indian Rupee	HSBC	20,891,372	2/12/2015	327,425	336,484	9,059
Indian Rupee	MSC	18,522,094	2/27/2015	299,395	297,477	(1,918)
Indian Rupee	BOA	24,533,035	2/9/2015	391,714	395,362	3,648
Japanese Yen	BOA	51,539,628	3/18/2015	438,812	439,211	399
Japanese Yen	BNP	33,943,891	3/18/2015	288,000	289,263	1,263
Japanese Yen	DB	35,247,615	3/18/2015	299,000	300,373	1,373
Japanese Yen	BB	33,663,104	3/18/2015	286,000	286,871	871
Japanese Yen	CITI	51,813,718	3/18/2015	440,000	441,547	1,547
Japanese Yen	JPM	68,154,757	3/18/2015	580,000	580,802	802
Malaysian Ringgit	BB	1,052,152	2/9/2015	292,000	289,807	(2,193)
Malaysian Ringgit	WBC	1,034,070	2/9/2015	290,000	284,826	(5,174)
Mexican Peso	DB	19,631,144	3/18/2015	1,324,250	1,306,218	(18,032)
Mexican Peso	MSC	4,385,489	3/18/2015	294,000	291,802	(2,198)
Mexican Peso	RBC	8,702,318	3/18/2015	617,725	579,036	(38,689)
Philippines Peso	DB	12,959,476	2/12/2015	294,000	293,820	(180)
Polish Zloty	BB	542,020	3/18/2015	145,316	146,166	850
Polish Zloty	DB	2,007,172	3/18/2015	599,054	541,274	(57,780)
Polish Zloty	CITI	545,087	3/18/2015	146,138	146,994	856
Singapore Dollar	BB	321,698	3/18/2015	238,075	237,684	(391)
South African Rand	MSC	1,723,586	3/18/2015	145,000	147,036	2,036
South African Rand	UBS	6,800,456	3/18/2015	577,000	580,134	3,134
South African Rand	DB	3,773,749	3/18/2015	333,037	321,931	(11,106)
South African Rand	SB	7,221,964	3/18/2015	629,577	616,093	(13,484)
South African Rand	CITI	1,722,283	3/18/2015	146,500	146,925	425
Turkish Lira	SB	1,031,106	3/18/2015	447,905	417,577	(30,328)
Turkish Lira	JPM	1,036,668	3/18/2015	438,000	419,830	(18,170)
Turkish Lira	RBC	670,474	3/18/2015	293,167	271,528	(21,639)
Turkish Lira	ML	943,300	3/18/2015	413,248	382,017	(31,231)
Turkish Lira	RBS	1,029,339	3/18/2015	438,000	416,861	(21,139)
Turkish Lira	CITI	738,576	3/18/2015	324,849	299,108	(25,741)
Turkish Lira	MSC	2,719,364	3/18/2015	1,179,041	1,101,286	(77,755)
Turkish Lira	HSBC	685,233	3/18/2015	292,000	277,505	(14,495)
Total Purchases				$25,776,112	$24,998,973	($777,139)

Sales
Brazilian Real	HSBC	5,246,212	2/3/2015 - 4/17/2015	$1,959,561	$1,921,623	$37,938
Brazilian Real	RBC	2,215,660	2/3/2015 - 3/3/2015	823,431	824,048	(617)
Brazilian Real	MSC	1,309,725	2/3/2015 - 3/3/2015	489,740	485,192	4,548
Chinese Yuan	UBS	3,428,274	3/18/2015	551,888	545,657	6,231
Chinese Yuan	HSBC	12,572,982	3/18/2015	2,021,300	2,001,164	20,136
Chinese Yuan	SB	3,595,465	3/18/2015	578,254	572,268	5,986
Chinese Yuan	BB	3,708,874	3/18/2015	597,000	590,319	6,681
Chinese Yuan	DB	5,275,536	3/18/2015	850,123	839,675	10,448
Chinese Yuan	SSB	3,335,190	3/18/2015	537,007	530,842	6,165
Colombian Peso	CSFB	359,487,031	2/13/2015	147,000	147,162	(162)
Euro	CITI	373,000	3/18/2015	435,943	421,625	14,318
Euro	JPM	3,630,701	3/11/2015 - 3/18/2015	4,211,455	4,103,807	107,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Euro	BOA	246,500	3/18/2015	$295,341	$278,635	16,706
Euro	SB	261,726	3/18/2015	313,532	295,845	17,687
Euro	DB	500,000	3/18/2015	593,594	565,181	28,413
Euro	BB	644,000	3/18/2015	731,683	727,953	3,730
Euro	WBC	2,527,000	3/18/2015	3,089,727	2,856,424	233,303
Hungarian Forint	BOA	70,811,100	3/18/2015	279,157	257,361	21,796
Hungarian Forint	BNP	39,252,314	3/18/2015	146,107	142,661	3,446
Hungarian Forint	DB	117,212,129	3/18/2015	439,537	426,004	13,533
Indian Rupee	SB	18,270,860	2/9/2015 -2/27/2015	291,000	293,949	(2,949)
Israeli Shekel	CITI	588,629	3/18/2015	147,000	150,064	(3,064)
Japanese Yen	BB	69,378,749	3/18/2015	583,000	591,232	(8,232)
Japanese Yen	JPM	17,354,683	3/18/2015	146,500	147,893	(1,393)
Japanese Yen	SSB	17,176,535	3/18/2015	146,000	146,375	(375)
Japanese Yen	CITI	33,107,072	3/18/2015	284,000	282,132	1,868
Japanese Yen	UBS	33,865,881	3/18/2015	290,000	288,598	1,402
Japanese Yen	BNP	17,226,321	3/18/2015	146,000	146,799	(799)
Japanese Yen	HSBC	34,106,842	3/18/2015	290,000	290,652	(652)
Malaysian Ringgit	RBC	909,586	2/9/2015	251,998	250,538	1,460
Malaysian Ringgit	BB	2,282,920	2/9/2015	634,000	628,812	5,188
Mexican Peso	SSB	4,263,881	3/18/2015	297,000	283,710	13,290
Mexican Peso	JPM	2,055,410	3/18/2015	140,000	136,763	3,237
Mexican Peso	MSC	5,120,015	4/23/2015	348,632	339,960	8,672
Mexican Peso	RBC	28,163,744	3/10/2015	1,941,163	1,874,961	66,202
Philippines Peso	BOA	5,273,181	2/12/2015	116,741	119,555	(2,814)
Philippines Peso	JPM	7,867,207	2/12/2015	174,691	178,367	(3,676)
Polish Zloty	UBS	992,790	3/18/2015	294,448	267,726	26,722
Polish Zloty	BB	1,521,473	3/18/2015	426,886	410,296	16,590
Polish Zloty	BOA	550,466	3/18/2015	146,640	148,444	(1,804)
Russian Ruble	JPM	12,426,364	4/17/2015	184,587	174,427	10,160
Singapore Dollar	DB	370,221	3/18/2015	283,852	273,534	10,318
Singapore Dollar	WBC	394,571	3/18/2015	304,026	291,525	12,501
Singapore Dollar	BB	370,291	3/18/2015	284,953	273,586	11,367
Singapore Dollar	HSBC	739,005	3/18/2015	562,000	546,007	15,993
South African Rand	UBS	1,720,182	3/18/2015	148,000	146,745	1,255
South African Rand	DB	1,848,962	3/18/2015	163,885	157,731	6,154
South African Rand	BB	1,702,374	3/18/2015	148,000	145,226	2,774
South African Rand	SB	3,360,525	3/18/2015	293,000	286,680	6,320
South African Rand	JPM	1,725,798	3/18/2015	148,000	147,225	775
South Korean Won	SB	322,631,191	3/2/2015	294,000	294,975	(975)
South Korean Won	UBS	322,316,901	2/13/2015	297,025	294,711	2,314
Turkish Lira	HSBC	898,508	3/18/2015	387,000	363,876	23,124
Turkish Lira	MSC	2,405,976	3/18/2015	1,028,300	974,371	53,929
Turkish Lira	JPM	1,771,444	3/18/2015	725,000	717,397	7,603
Turkish Lira	RBS	1,043,542	3/18/2015	433,000	422,613	10,387
Total Sales				$31,871,707	$31,020,901	$850,806

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$73,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$6,420,500	$7,017,134	$4,812,030	8,625,604	$8,625,604	$4,194
Cash Management Trust-Short Term Investment	13,034,173	37,785,274	36,804,406	14,015,041	14,015,041	1,972
Total Value and Income Earned	19,454,673				22,640,645	6,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

LARGE CAP GROWTH FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (93.3%)	Value

Consumer Discretionary (20.6%)
74,091	Amazon.com, Inc.[a]	$26,267,482
24,000	AutoZone, Inc.[a]	14,327,040
385,050	Comcast Corporation	20,463,482
143,700	Home Depot, Inc.	15,005,154
139,250	Kohl’s Corporation	8,316,010
174,200	Las Vegas Sands Corporation	9,471,254
126,950	NIKE, Inc.	11,711,137
195,250	Starbucks Corporation	17,090,233

	Total	122,651,792

Consumer Staples (1.3%)
62,550	Anheuser-Busch InBev NV ADR	7,635,479

	Total	7,635,479

Energy (6.3%)
118,100	Cameron International Corporation[a]	5,288,518
138,950	EOG Resources, Inc.	12,370,718
147,600	EQT Corporation	10,987,344
878,200	Weatherford International, Ltd.[a]	9,071,806

	Total	37,718,386

Financials (8.0%)
186,700	Citigroup, Inc.	8,765,565
180,489	J.P. Morgan Chase & Company	9,814,992
86,050	MasterCard, Inc.	7,058,681
87,150	Visa, Inc.	22,215,407

	Total	47,854,645

Health Care (16.3%)
68,500	Actavis plc[a]	18,257,990
302,050	Cerner Corporation[a]	20,041,017
272,850	Gilead Sciences, Inc.[a]	28,602,866
133,300	Johnson & Johnson	13,348,662
156,300	Vertex Pharmaceuticals, Inc.[a]	17,214,882

	Total	97,465,417

Industrials (9.8%)
431,140	Delta Air Lines, Inc.	20,397,233
241,360	Ingersoll-Rand plc	16,026,304
186,870	Union Pacific Corporation	21,903,033

	Total	58,326,570

Information Technology (31.0%)
462,314	Apple, Inc.	54,164,708
46,065	ARM Holdings plc ADR	2,157,685
477,400	EMC Corporation	12,378,982
300,750	Facebook, Inc.[a]	22,829,932
43,753	Google, Inc., Class Aa	23,519,425
26,453	Google, Inc., Class Ca	14,139,658
37,500	LinkedIn Corporation[a]	8,427,750
293,200	NetApp, Inc.	11,082,960
219,998	QUALCOMM, Inc.	13,741,075
228,800	Salesforce.com, Inc.[a]	12,915,760
126,450	VMware, Inc.[a]	9,749,295

	Total	185,107,230

	Total Common Stock (cost $448,637,434)	556,759,519

Shares or Principal Amount	Short-Term Investments (6.8%)[b]	Value

	Federal Home Loan Bank Discount Notes
600,000	0.073%, 2/4/2015[c]	599,995
1,100,000	0.102%, 3/6/2015[c]	1,099,894

Shares or Principal Amount	Short-Term Investments (6.8%)[b]	Value

39,072,048	Thrivent Cash Management Trust 0.060%	$39,072,048

	Total Short-Term Investments (at amortized cost)	40,771,937

	Total Investments (cost $489,409,371) 100.1%	$597,531,456

	Other Assets and Liabilities, Net (0.1%)	(553,526)

	Total Net Assets 100.0%	$596,977,930

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At January 30, 2015, $1,699,889 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$118,576,251
Gross unrealized depreciation	(10,454,166)

Net unrealized appreciation (depreciation)	$108,122,085

Cost for federal income tax purposes	$489,409,371

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

LARGE CAP GROWTH FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	122,651,792	122,651,792	–	–
Consumer Staples	7,635,479	7,635,479	–	–
Energy	37,718,386	37,718,386	–	–
Financials	47,854,645	47,854,645	–	–
Health Care	97,465,417	97,465,417	–	–
Industrials	58,326,570	58,326,570	–	–
Information Technology	185,107,230	185,107,230	–	–
Short-Term Investments	40,771,937	39,072,048	1,699,889	–
Total	$597,531,456	$595,831,567	$1,699,889	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,013,219	2,013,219	–	–
Total Asset Derivatives	$2,013,219	$2,013,219	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	554	March 2015	$18,864,448	$20,877,667	$2,013,219
Total Futures Contracts					$2,013,219

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$–	$14,553,312	$14,553,312	–	$–	$54
Cash Management Trust-Short Term Investment	26,710,284	90,502,061	78,140,297	39,072,048	39,072,048	5,231
Total Value and Income Earned	26,710,284				39,072,048	5,285

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

LARGE CAP VALUE FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (97.3%)	Value

Consumer Discretionary (9.8%)
290,620	CBS Corporation	$15,928,882
239,764	Delphi Automotive plc	16,478,980
436,731	Lowe’s Companies, Inc.	29,592,892
104,490	Time Warner Cable, Inc.	14,224,224

	Total	76,224,978

Consumer Staples (7.1%)
277,340	CVS Health Corporation	27,223,695
73,650	Kimberly-Clark Corporation	7,951,254
273,476	Mondelez International, Inc.	9,637,294
82,837	Philip Morris International, Inc.	6,646,841
45,200	Wal-Mart Stores, Inc.	3,841,096

	Total	55,300,180

Energy (10.8%)
188,800	Cameron International Corporation[a]	8,454,464
96,559	Chevron Corporation	9,900,194
142,994	EOG Resources, Inc.	12,730,756
136,775	EQT Corporation	10,181,531
500,861	Marathon Oil Corporation	13,322,903
147,600	Schlumberger, Ltd.	12,160,764
333,100	Total SA ADR[b]	17,157,981

	Total	83,908,593

Financials (21.8%)
76,367	ACE, Ltd.	8,244,581
147,790	Allstate Corporation	10,314,264
1,380,210	Bank of America Corporation	20,910,181
258,600	Blackstone Group, LP	9,656,124
183,500	Capital One Financial Corporation	13,434,035
570,540	Citigroup, Inc.	26,786,853
272,400	Comerica, Inc.	11,304,600
188,794	Deutsche Bank AG	5,471,250
38,700	Intercontinental Exchange, Inc.	7,961,751
375,960	Invesco, Ltd.	13,809,011
396,420	MetLife, Inc.	18,433,530
509,080	Morgan Stanley	17,211,995
55,663	SVB Financial Group[a]	6,284,353

	Total	169,822,528

Health Care (14.8%)
84,900	Amgen, Inc.	12,926,874
238,740	Baxter International, Inc.	16,785,810
114,700	Express Scripts Holding Company[a]	9,257,437
99,495	Johnson & Johnson	9,963,429
147,583	Medtronic, Inc.	10,537,426
498,310	Merck & Company, Inc.	30,038,127
327,500	Pfizer, Inc.	10,234,375
149,653	UnitedHealth Group, Inc.	15,900,631

	Total	115,644,109

Industrials (9.0%)
65,300	Boeing Company	9,492,661
500,100	CSX Corporation	16,653,330
128,700	Fluor Corporation	6,897,033
135,326	Honeywell International, Inc.	13,229,470
174,700	Ingersoll-Rand plc	11,600,080
135,690	Jacobs Engineering Group, Inc.[a]	5,169,789
120,240	Pentair, Ltd.	7,432,034

	Total	70,474,397

Information Technology (15.6%)
1,228,430	Cisco Systems, Inc.	32,387,557
405,300	EMC Corporation	10,509,429
364,281	Microsoft Corporation	14,716,952
262,350	NetApp, Inc.	9,916,830

Shares	Common Stock (97.3%)	Value

Information Technology (15.6%) - continued
449,750	Oracle Corporation	$18,840,028
13,550	Samsung Electronic Company, LLC	8,341,921
281,900	Teradata Corporation[a,b]	12,561,464
268,750	Texas Instruments, Inc.	14,364,688

	Total	121,638,869

Materials (2.7%)
125,410	Celanese Corporation	6,742,042
187,900	Dow Chemical Company	8,485,564
139,750	Nucor Corporation	6,100,087

	Total	21,327,693

Telecommunications Services (1.8%)
311,449	Verizon Communications, Inc.	14,236,334

	Total	14,236,334

Utilities (3.9%)
149,540	NiSource, Inc.	6,469,100
410,790	PG&E Corporation	24,158,560

	Total	30,627,660

	Total Common Stock (cost $578,079,981)	759,205,341

Shares	Collateral Held for Securities Loaned (2.5%)	Value

19,411,025	Thrivent Cash Management Trust	19,411,025
	Total Collateral Held for Securities Loaned (cost $19,411,025)	19,411,025

Shares or Principal Amount	Short-Term Investments (2.9%)[c]	Value

22,892,995	Thrivent Cash Management Trust 0.060%	22,892,995

	Total Short-Term Investments (at amortized cost)	22,892,995

	Total Investments (cost $620,384,001) 102.7%	$801,509,361

	Other Assets and Liabilities, Net (2.7%)	(21,209,584)

	Total Net Assets 100.0%	$780,299,777

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$198,188,271
Gross unrealized depreciation	(17,062,911)

Net unrealized appreciation (depreciation)	$181,125,360

Cost for federal income tax purposes	$620,384,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

LARGE CAP VALUE FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	76,224,978	76,224,978	–	–
Consumer Staples	55,300,180	55,300,180	–	–
Energy	83,908,593	83,908,593	–	–
Financials	169,822,528	169,822,528	–	–
Health Care	115,644,109	115,644,109	–	–
Industrials	70,474,397	70,474,397	–	–
Information Technology	121,638,869	121,638,869	–	–
Materials	21,327,693	21,327,693	–	–
Telecommunications Services	14,236,334	14,236,334	–	–
Utilities	30,627,660	30,627,660	–	–
Collateral Held for Securities Loaned	19,411,025	19,411,025	–	–
Short-Term Investments	22,892,995	22,892,995	–	–
Total	$801,509,361	$801,509,361	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$–	$45,715,750	$26,304,725	19,411,025	$19,411,025	$6,716
Cash Management Trust-Short Term Investment	24,139,770	14,810,691	16,057,466	22,892,995	22,892,995	2,979
Total Value and Income Earned	24,139,770				42,304,020	9,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

LARGE CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (89.6%)	Value

Consumer Discretionary (10.8%)
81,600	Amazon.com, Inc.[a]	$28,929,648
25,800	Aoyama Trading Company, Ltd.	867,121
53,850	AutoZone, Inc.[a]	32,146,296
8,200	Bayerische Motoren Werke AG	694,200
39,600	Berkeley Group Holdings plc	1,443,455
10,200	Brembo SPA	359,463
19,800	Bridgestone Corporation	791,353
16,000	Chiyoda Company, Ltd.	340,405
521,900	Comcast Corporation	27,736,376
91,950	Delphi Automotive plc	6,319,724
209,200	EDION Corporation[b]	1,551,449
40,600	Geo Holdings Corporation	397,250
105,700	Hakuhodo Dy Holdings, Inc.	1,050,608
105,000	Haseko Corporation	853,130
15,700	Heiwa Corporation	315,800
57,400	Informa plc	441,348
65,900	JM AB	2,169,151
470,030	Kongsberg Automotive ASA[a]	369,534
453,180	Las Vegas Sands Corporation	24,639,397
514,000	Li & Fung, Ltd.	509,869
167,000	Luk Fook Holdings International, Ltd.	619,730
91,900	NOK Corporation	2,643,537
99,000	Persimmon plc	2,369,963
4,900	Porsche Automobil Holding SE	410,632
5,200	Rinnai Corporation	348,070
114,454	Slater & Gordon, Ltd.	587,394
440,250	Starbucks Corporation	38,535,083
110,700	Sumitomo Forestry Company, Ltd.	1,029,619
25,200	Sumitomo Rubber Industries, Ltd.	391,872
88,300	Suzuki Motor Corporation	2,792,062
2,000	Valora Holding AG	483,898
62,000	WH Smith plc	1,255,718
29,600	Wolters Kluwer NV	884,232
17,900	WPP plc	393,633

	Total	184,671,020

Consumer Staples (7.2%)
234,800	Anheuser-Busch InBev NV ADR[b]	28,662,036
3,675	Associated British Foods plc	171,392
137,745	Britvic plc	1,457,725
4,200	Casino Guichard Perrachon SA	381,032
205,100	CVS Health Corporation	20,132,616
28,800	Fuji Oil Company, Ltd.	370,025
83,838	J Sainsbury plc	321,269
40,500	Kesko OYJ	1,479,961
269,850	Kimberly-Clark Corporation	29,133,006
14,400	KOSE Corporation	644,712
358,000	Philip Morris International, Inc.	28,725,920
18,612	Reckitt Benckiser Group plc	1,575,230
52,752	SalMar ASA	814,390
53,900	Suedzucker AGb	677,748
101,827	Tate & Lyle plc	1,038,529
102,300	Wal-Mart Stores, Inc.	8,693,454

	Total	124,279,045

Energy (6.1%)
456,615	BW Offshore, Ltd.	439,105
213,950	Cameron International Corporation[a]	9,580,681
171,830	EOG Resources, Inc.	15,298,025
138,300	ERG SPA	1,648,735
770,150	Marathon Oil Corporation	20,485,990
114,200	Premier Oil plc	247,597
156,581	Royal Dutch Shell plc, Class B	4,957,365
199,720	Schlumberger, Ltd.	16,454,931
184,000	Showa Shell Sekiyu KKb	1,795,758
26,071	Statoil ASA	436,593

Shares	Common Stock (89.6%)	Value

Energy (6.1%) - continued
31,600	Total SA	$1,622,039
215,950	Total SA ADR[b]	11,123,584
1,691,400	Weatherford International, Ltd.[a]	17,472,162
119,800	Woodside Petroleum, Ltd.	3,181,772

	Total	104,744,337

Financials (17.3%)
191,900	ACE, Ltd.	20,717,524
61,200	Allianz SE	10,091,310
112,584	Amlin plc	824,940
177,000	Assicurazioni Generali SPA	3,735,673
29,600	AXA SA	692,398
353,800	Banco Santander SA	2,379,674
603,500	Bank Hapoalim, Ltd.	2,680,779
464,567	Bank of America Corporation	7,038,190
49,000	Bank of Kyoto, Ltd.	410,801
72,100	Bank of Queensland, Ltd.	698,422
73,300	BinckBank NV	602,089
364,900	Blackstone Group, LP	13,625,366
8,400	Bolsas y Mercados Espanoles SA	345,306
17,600	BUWOG AGa	343,742
168,900	Capital One Financial Corporation	12,365,169
79,300	Capital Shopping Centres Group plc	435,207
366,000	Cheung Kong Holdings, Ltd.	6,984,302
610,950	Citigroup, Inc.	28,684,102
77,500	CNP Assurances	1,360,544
265,500	Comerica, Inc.	11,018,250
36,100	Commonwealth Bank of Australia	2,496,141
25,700	Daito Trust Construction Company, Ltd.	2,860,790
96,000	Daiwa Securities Group, Inc.	697,514
15,616	Delta Lloyd NV	295,042
10,100	Deutsche Boerse AG	774,473
302,600	DEXUS Property Group	1,807,153
323,400	Direct Line Insurance Group plc	1,516,642
102,816	DnB ASA	1,489,661
185,900	FlexiGroup, Ltd.	422,864
71	Frontier Real Estate Investment Corporation	323,662
415,000	Fukuoka Financial Group, Inc.	2,071,168
19,200	GAM Holding AGa	339,305
72,200	Great Portland Estates plc	851,669
5,800	Hannover Rueckversicherung SE	519,836
457,300	Hansteen Holdings plc	776,953
1,461,200	HSBC Holdings plc	13,368,864
70,100	IG Group Holdings plc	760,627
103,850	Intercontinental Exchange, Inc.	21,365,060
314,514	Intermediate Capital Group plc	2,330,421
529,950	Invesco, Ltd.	19,465,063
301,800	Investec plc	2,535,803
2,500	iShares MSCI EAFE Index Fund	153,025
719,224	J.P. Morgan Chase & Company	39,111,401
91	Japan Prime Realty Investment Corporation	317,866
13,300	L E Lundbergforetagen AB	581,757
215,000	Link REIT	1,454,410
734,100	Man Group plc	1,976,311
789,000	Mapletree Commercial Trust	883,527
439,400	Mizuho Financial Group, Inc.	718,471
18,900	Muenchener Rueckversicherungs-Gesellschaft AG	3,789,086
17,400	National Australia Bank, Ltd.	479,866
163,800	Old Mutual plc	511,036
150,500	Oversea-Chinese Banking Corporation, Ltd.	1,154,360
142,600	Phoenix Group Holdings	1,795,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

LARGE CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (89.6%)	Value

Financials (17.3%) - continued
181,700	Resona Holdings, Inc.	$901,452
18,300	Sampo OYJ	886,300
15,500	SCOR SE	482,512
153,100	SEGRO plc	948,097
297,400	Skandinaviska Enskilda Banken AB	3,581,170
800	St. Galler Kantonalbank AG	303,855
43,200	Standard Chartered plc	576,069
655,800	Stockland	2,224,209
126,700	Swedbank AB	3,064,981
2,400	Swiss Life Holding AGa	535,568
71,400	Swiss Re AG	6,440,809
10,600	Talanx AG	322,835
3,000	Tryg AS	351,282
194,200	UNIQA Insurance Group AG	1,643,730
216,840	United Overseas Bank, Ltd.	3,708,133
215	United Urban Investment Corporation	344,165
183,805	Westpac Banking Corporation[b]	4,912,391
34,000	Zurich Insurance Group AGa	11,273,664

	Total	297,530,830

Health Care (14.1%)
60,050	Actavis plc[a]	16,005,727
16,000	Actelion, Ltd.	1,767,369
57,650	Amgen, Inc.	8,777,789
129,310	Baxter International, Inc.	9,091,786
246,000	Cerner Corporation[a]	16,322,100
6,600	CSL, Ltd.	449,154
266,550	Gilead Sciences, Inc.[a]	27,942,436
186,451	GlaxoSmithKline plc	4,105,427
29,700	H. Lundbeck AS	603,195
54,500	Hikma Pharmaceuticals plc[a]	1,931,171
47,194	ICON plc[a]	2,661,742
399,150	Johnson & Johnson	39,970,881
22,000	Kaken Pharmaceutical Company, Ltd.	468,131
114,400	KYORIN Holdings, Inc.	2,313,034
791,270	Merck & Company, Inc.	47,697,756
4,200	Merck KGaA	419,648
85,900	Novartis AG	8,371,195
135,000	Otsuka Holdings Company, Ltd.	4,176,777
823,600	Pfizer, Inc.	25,737,500
6,700	Sanofi	617,334
188,100	Sonic Healthcare, Ltd.	2,746,101
9,900	Teva Pharmaceutical Industries, Ltd.	562,255
165,959	Vertex Pharmaceuticals, Inc.[a]	18,278,724

	Total	241,017,232

Industrials (8.3%)
368,199	Air New Zealand, Ltd.	696,587
41,214	Arcadis NV	1,247,349
121,700	Berendsen plc	2,036,707
259,770	Boeing Company	37,762,765
2,900	Bucher Industries AG	711,465
94,741	Cardno, Ltd.[b]	216,378
66,600	Carillion plc	342,077
135,000	COMSYS Holdings Corporation	1,836,577
34,500	CTT-Correios de Portugal SA	362,998
44,000	Dai Nippon Printing Company, Ltd.	395,710
672,610	Delta Air Lines, Inc.	31,821,179
14,900	Go-Ahead Group plc	553,262
19,000	Hoshizaki Electric Company, Ltd.	963,268
20,800	Inaba Denki Sangyo Company, Ltd.	702,424
80,100	Intrum Justitia AB	2,131,590
180,500	ITOCHU Corporation	1,827,646
6,864	Jardine Matheson Holdings, Ltd.	438,628
8,300	Kanamoto Company, Ltd.	215,943

Shares	Common Stock (89.6%)	Value

Industrials (8.3%) - continued
96,700	KITZ Corporation	$459,176
103,300	Komatsu, Ltd.	2,025,655
22,200	Legrand SA	1,196,596
63,900	Leighton Holdings, Ltd.	1,016,873
46,000	Mitsuboshi Belting, Ltd.	375,964
28,700	Nippon Konpo Unyu Soko Company, Ltd.	447,215
61,600	Nitto Kogyo Corporation	1,187,783
73,300	Securitas ABb	893,448
46,100	Siemens AGb	4,869,837
27,200	Takasago Thermal Engineering Company, Ltd.	341,231
21,900	Teleperformance SA	1,569,038
67,000	Toppan Printing Company, Ltd.	447,564
365,950	Union Pacific Corporation	42,892,999
84	WS Atkins plc	1,583

	Total	141,987,515

Information Technology (18.0%)
754,996	Apple, Inc.	88,455,331
19,400	Brother Industries, Ltd.	332,241
158,200	Canon, Inc.	5,004,727
54,850	Check Point Software Technologies, Ltd.[a]	4,232,775
389,700	Cisco Systems, Inc.	10,274,440
27,100	Dena Company, Ltd.	356,357
29,509	Dialog Semiconductor plc[a]	1,128,562
1,003,050	EMC Corporation	26,009,086
197,500	Facebook, Inc.[a]	14,992,225
144,800	FUJIFILM Holdings NPV	4,893,907
49,792	Google, Inc., Class Aa	26,765,690
49,842	Google, Inc., Class Ca	26,641,546
59,000	Hitachi Kokusai Electric, Inc.	801,917
21,100	Hitachi Maxell, Ltd.	358,105
62,800	Hoya Corporation	2,433,663
38,000	NEC Networks & System Integration Corporation	816,647
380,750	NetApp, Inc.	14,392,350
538,000	Oki Electric Industry Company, Ltd.	1,098,911
77,100	Optimal Payments plc[a]	399,019
21,600	Orbotech, Ltd.[a]	333,288
9,200	Otsuka Corporation	317,656
340,185	Pace plc	1,707,258
291,617	QUALCOMM, Inc.	18,214,398
9,500	Rohm Company, Ltd.	610,773
269,100	Salesforce.com, Inc.[a]	15,190,695
21,000	Samsung Electronic Company, LLC	12,928,439
46,400	TE Connectivity, Ltd.	3,080,496
349,800	Telefonaktiebolaget LM Ericsson	4,241,065
270,000	Teradata Corporation[a,b]	12,031,200
148,400	VMware, Inc.[a]	11,441,640

	Total	309,484,407

Materials (2.2%)
55,000	Asahi Kasei Corporation	543,183
283,900	Celanese Corporation	15,262,464
434,659	Centamin plc	439,111
306,850	Dow Chemical Company	13,857,346
15,100	Holmen AB	544,823
16,000	Novozymes AS	729,672
212,000	Rexam plc	1,354,743
72,100	Stora Enso OYJ	699,542
132,000	Sumitomo Metal Mining Company, Ltd.	1,886,554
56,000	Sumitomo Seika Chemicals Company, Ltd.	396,799

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

LARGE CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Common Stock (89.6%)	Value

Materials (2.2%) - continued
96,400	UPM-Kymmene OYJ	$1,694,452

	Total	37,408,689

Telecommunications Services (1.4%)
49,300	Belgacom SA	1,836,132
1,405,900	Bezeq Israel Telecommunication Corporation, Ltd.	2,242,121
278,557	BT Group plc	1,747,575
87,500	Elisa OYJ	2,327,482
68,200	Freenet AG	2,030,674
62,900	iiNet, Ltd.[b]	365,057
1,070,923	KCOM Group plc	1,338,815
114,000	Nippon Telegraph & Telephone Corporation	6,747,294
264,700	Orange SA	4,656,867
700	Swisscom AG	410,423
34,751	TDC AS	257,185
49,700	Tele2 AB	562,245

	Total	24,521,870

Utilities (4.2%)
2,012,100	A2A SPA	1,917,723
55,300	E.ON SE	856,037
851,300	Electricidade de Portugal SA	3,238,273
50,300	Endesa SA	1,003,874
593,300	Enel SPA	2,680,731
102,200	Fortum OYJ	2,179,993
53,100	Hokuriku Electric Power Company	750,417
260,600	IREN SPA	302,298
23,459	National Grid plc	329,811
606,630	NiSource, Inc.	26,242,814
422,450	PG&E Corporation	24,844,285
6,000	Red Electrica Corporacion SA	511,186
110,900	Redes Energeticas Nacionais SGPS SA	314,493
69,167	Severn Trent plc	2,239,272
280,400	United Utilities Group plc	4,327,671

	Total	71,738,878

	Total Common Stock (cost $1,207,339,769)	1,537,383,823

Shares	Collateral Held for Securities Loaned (2.4%)	Value

41,824,617	Thrivent Cash Management Trust	41,824,617

	Total Collateral Held for Securities Loaned (cost $41,824,617)	41,824,617

Shares or Principal Amount	Short-Term Investments (10.4%)[c]	Value

	Federal Home Loan Bank Discount Notes
7,000,000	0.080%, 2/6/2015[d]	6,999,907
200,000	0.100%, 3/6/2015[d]	199,981
12,000,000	0.103%, 4/17/2015[d]	11,997,391
9,800,000	0.090%, 4/22/2015[d]	9,798,012
100,000	0.100%, 4/24/2015[d]	99,977
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.100%, 3/6/2015[d]	199,981

Shares or Principal Amount	Short-Term Investments (10.4%)[c]	Value

149,785,962	Thrivent Cash Management Trust 0.060%	$149,785,962

	Total Short-Term Investments (at amortized cost)	179,081,211

	Total Investments (cost $1,428,245,597) 102.4%	$1,758,289,651

	Other Assets and Liabilities, Net (2.4%)	(41,575,750)

	Total Net Assets 100.0%	$1,716,713,901

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At January 30, 2015, $29,095,292 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$364,785,950
Gross unrealized depreciation	(34,741,896)

Net unrealized appreciation (depreciation)	$330,044,054

Cost for federal income tax purposes	$1,428,245,597

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

LARGE CAP STOCK FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	184,671,020	158,306,524	26,364,496	–
Consumer Staples	124,279,045	115,347,032	8,932,013	–
Energy	104,744,337	90,415,373	14,328,964	–
Financials	297,530,830	173,543,150	121,608,006	2,379,674
Health Care	241,017,232	212,486,441	28,530,791	–
Industrials	141,987,515	112,476,943	29,510,572	–
Information Technology	309,484,407	272,055,160	37,429,247	–
Materials	37,408,689	29,119,810	8,288,879	–
Telecommunications Services	24,521,870	–	24,521,870	–
Utilities	71,738,878	51,087,099	20,651,779	–
Collateral Held for Securities Loaned	41,824,617	41,824,617	–	–
Short-Term Investments	179,081,211	149,785,962	29,295,249	–
Total	$1,758,289,651	$1,406,448,111	$349,461,866	$2,379,674

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,027,625	19,027,625	–	–

Total Asset Derivatives	$19,027,625	$19,027,625	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	6,227	March 2015	$219,585,380	$234,666,482	$15,081,102
Mini MSCI EAFE Index Futures	876	March 2015	76,285,312	77,377,079	1,091,767
S&P 500 Index Mini-Futures	(1,754)	March 2015	(177,237,436)	(174,382,680)	2,854,756
Total Futures Contracts					$19,027,625

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$26,063,555	$161,312,716	$145,551,654	41,824,617	$41,824,617	$43,558
Cash Management Trust-Short Term Investment	72,608,318	156,561,046	79,383,402	149,785,962	149,785,962	20,568
Total Value and Income Earned	98,671,873				191,610,579	64,126

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

HIGH YIELD FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (5.5%)[a]	Value

Communications Services (2.8%)
	Birch Communication Inc., Term Loan
$3,565,507	7.750%, 7/17/2020	$3,494,197
	Cengage Learning Acquisitions, Term Loan
4,545,650	7.000%, 3/31/2020	4,513,967
	Clear Channel Communications, Inc., Term Loan
60,769	3.821%, 1/29/2016	59,896
7,202,962	6.921%, 1/30/2019	6,706,894
2,316,595	7.671%, 7/30/2019	2,185,035
	IMG Worldwide, Inc., Term Loan
2,750,000	8.250%, 5/6/2022	2,614,782
	McGraw-Hill Global Education, LLC, Term Loan
1,975,874	5.750%, 3/22/2019	1,974,886

	Total	21,549,657

Consumer Cyclical (1.2%)
	Amaya BV, Term Loan
2,305,000	8.000%, 8/1/2022	2,258,485
	Mohegan Tribal Gaming Authority, Term Loan
2,267,100	5.500%, 11/19/2019	2,189,520
	Scientific Games International, Inc., Term Loan
4,450,000	6.000%, 10/1/2021	4,387,567

	Total	8,835,572

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
2,970,094	5.375%, 3/21/2019	2,959,877

	Total	2,959,877

Financials (0.4%)
	DJO Finance, LLC, Term Loan
2,890,192	4.250%, 9/15/2017	2,880,250

	Total	2,880,250

Technology (0.7%)
	First Data Corporation, Term Loan
5,549,215	3.668%, 3/23/2018	5,443,447

	Total	5,443,447

	Total Bank Loans (cost $42,171,510)	41,668,803

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,730,870	5.746%, 5/25/2036[b]	1,256,104
1,600,000	6.011%, 5/25/2036[b]	1,130,495

	Total	2,386,599

Basic Materials (5.0%)
	APERAM
2,355,000	7.750%, 4/1/2018*	2,399,156
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018*	1,466,118

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Basic Materials (5.0%) - continued
	First Quantum Minerals, Ltd.
$1,966,000	6.750%, 2/15/2020[c]	$1,671,100
1,901,000	7.000%, 2/15/2021[c]	1,592,088
	FMG Resources Pty. Ltd.
1,410,000	6.000%, 4/1/2017[c,d]	1,374,750
4,700,000	8.250%, 11/1/2019[c,d]	4,171,250
	Graphic Packaging International, Inc.
710,000	4.750%, 4/15/2021	731,300
	Hexion US Finance Corporation
5,630,000	8.875%, 2/1/2018	4,827,725
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[c,d]	2,658,575
	Magnetation, LLC
3,280,000	11.000%, 5/15/2018*,d	2,306,250
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018*,e	445,150
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,807,375
	Resolute Forest Products, Inc.
3,335,000	5.875%, 5/15/2023	3,184,925
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	1,933,250
	Sappi Papier Holding GmbH
2,355,000	8.375%, 6/15/2019[c]	2,519,850
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[c]	874,000
	Tembec Industries, Inc.
2,340,000	9.000%, 12/15/2019[c]	2,310,750

	Total	38,273,612

Capital Goods (8.8%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020[c]	2,588,438
	Abengoa Greenfield SA
3,040,000	6.500%, 10/1/2019[c]	2,796,800
	Berry Plastics Corporation
2,290,000	5.500%, 5/15/2022	2,341,525
	Brand Energy & Infrastructure Services, Inc.
1,830,000	8.500%, 12/1/2021[c]	1,637,850
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,433,210
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2017[c]	2,537,690
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[c]	2,306,250
	CNH Capital, LLC
1,850,000	3.625%, 4/15/2018	1,826,875
	CTP Transportation Products, LLC
2,295,000	8.250%, 12/15/2019*	2,426,963
	Graphic Packaging International, Inc.
470,000	4.875%, 11/15/2022	482,925
	Huntington Ingalls Industries, Inc.
820,000	5.000%, 12/15/2021[c]	850,750
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,622,275
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[c]	2,413,100
	Moog, Inc.
1,525,000	5.250%, 12/1/2022[c]	1,555,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

HIGH YIELD FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Capital Goods (8.8%) - continued
	Nortek, Inc.
$2,750,000	10.000%, 12/1/2018	$2,887,500
3,360,000	8.500%, 4/15/2021	3,570,000
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,408,750
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019	1,466,150
1,840,000	9.875%, 8/15/2019	1,955,000
1,900,000	5.750%, 10/15/2020	1,942,750
2,370,000	8.250%, 2/15/2021[d]	2,408,512
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,005,875
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[c]	2,748,160
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,609,425
	Tekni-Plex, Inc.
2,056,000	9.750%, 6/1/2019[c]	2,225,620
	United Rentals North America, Inc.
930,000	7.375%, 5/15/2020	1,000,912
1,375,000	6.125%, 6/15/2023	1,428,281
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,124,250

	Total	66,601,336

Communications Services (16.7%)
	Altice Financing SA
920,000	6.500%, 1/15/2022[c]	938,400
710,000	6.625%, 2/15/2023[c]	724,200
	Altice Finco SA
950,000	9.875%, 12/15/2020[c]	1,045,000
460,000	8.125%, 1/15/2024[c]	477,250
200,000	7.625%, 2/15/2025[c]	202,626
	Altice SA
1,410,000	7.625%, 2/15/2025[c]	1,427,625
	AMC Networks, Inc.
4,190,000	7.750%, 7/15/2021	4,525,200
	CCO Holdings, LLC
1,390,000	7.000%, 1/15/2019	1,442,125
700,000	7.375%, 6/1/2020	749,000
1,835,000	5.250%, 3/15/2021	1,848,763
1,835,000	5.250%, 9/30/2022	1,841,881
	CenturyLink, Inc.
1,210,000	6.450%, 6/15/2021	1,309,825
	Cequel Communications Escrow I, LLC
3,180,000	6.375%, 9/15/2020[c]	3,307,200
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,156,250
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[c]	4,562,506
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[c]	3,846,850
1,470,000	7.000%, 2/15/2020*	1,425,900
2,780,000	6.000%, 4/15/2021[c]	2,606,250
	DISH DBS Corporation
2,355,000	5.125%, 5/1/2020	2,396,213
1,170,000	5.000%, 3/15/2023	1,149,525
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020*	4,232,087

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Communications Services (16.7%) - continued
	Equinix, Inc.
$2,815,000	5.750%, 1/1/2025	$2,927,600
	Frontier Communications Corporation
2,745,000	8.125%, 10/1/2018	3,077,831
500,000	6.250%, 9/15/2021	515,000
1,000,000	6.875%, 1/15/2025	1,013,750
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,352,975
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,702,500
	Intelsat Jackson Holdings SA
6,530,000	7.250%, 10/15/2020	6,848,337
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022[c]	3,045,000
	Level 3 Financing, Inc.
3,700,000	8.625%, 7/15/2020	4,034,850
1,380,000	6.125%, 1/15/2021	1,431,750
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021	5,210,788
	MDC Partners, Inc.
3,270,000	6.750%, 4/1/2020[c]	3,413,063
	Nielsen Finance, LLC
1,150,000	5.000%, 4/15/2022[c]	1,152,875
	Numerciable-SFR
2,290,000	6.250%, 5/15/2024[c]	2,370,150
	Numericable-SFR
3,910,000	6.000%, 5/15/2022[c]	3,999,539
	Sprint Communications, Inc.
7,120,000	9.000%, 11/15/2018[c]	8,205,800
2,530,000	7.000%, 3/1/2020[c]	2,757,700
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,325,367
920,000	6.125%, 1/15/2022	946,450
920,000	6.500%, 1/15/2024	954,500
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[c]	4,824,375
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[c]	2,950,387
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[c]	1,522,500
	Verizon Communications, Inc.
1,440,000	5.150%, 9/15/2023	1,651,120
	West Corporation
3,210,000	5.375%, 7/15/2022[c]	3,073,575
	Wind Acquisition Finance SA
5,940,000	4.750%, 7/15/2020[c]	5,791,500

	Total	127,313,958

Consumer Cyclical (11.3%)
	AMC Entertainment, Inc.
2,290,000	5.875%, 2/15/2022	2,341,525
	Beazer Homes USA, Inc.
2,290,000	5.750%, 6/15/2019	2,175,500
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[c]	2,429,250
1,760,000	6.125%, 7/1/2022[c]	1,786,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Consumer Cyclical (11.3%) - continued
	Choice Hotels International, Inc.
$5,721,000	5.750%, 7/1/2022	$6,135,773
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019	2,344,287
1,900,000	8.250%, 6/15/2021	2,113,750
	Churchill Downs, Inc.
3,110,000	5.375%, 12/15/2021	3,063,350
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,031,544
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,918,350
	Eldorado Resorts, LLC
5,135,000	8.625%, 6/15/2019*	5,366,075
	General Motors Financial Company, Inc.
1,190,000	6.750%, 6/1/2018	1,344,700
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[c]	2,158,794
585,000	4.250%, 11/15/2019[c]	595,238
950,000	5.625%, 2/1/2023[c]	1,018,875
	KB Home
930,000	7.250%, 6/15/2018	986,962
920,000	4.750%, 5/15/2019	878,600
1,750,000	8.000%, 3/15/2020	1,835,312
1,420,000	7.500%, 9/15/2022	1,441,300
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,615,900
1,640,000	5.625%, 2/15/2022	1,779,400
	Lear Corporation
2,340,000	4.750%, 1/15/2023	2,369,250
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[c]	3,570,531
	LKQ Corporation
2,590,000	4.750%, 5/15/2023	2,518,775
	MGM Resorts International
500,000	6.000%, 3/15/2023	505,000
	Mohegan Tribal Gaming Authority
3,520,000	9.750%, 9/1/2021[d]	3,572,800
	Neiman Marcus Group, Ltd., LLC
2,760,000	8.000%, 10/15/2021[c]	2,856,600
1,840,000	8.750%, 10/15/2021[c,d]	1,922,800
	New Cotai, LLC
4,588,130	10.625%, 5/1/2019*	4,496,367
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021[d]	2,962,575
	Scientific Games International, Inc.
3,895,000	6.625%, 5/15/2021[c,d]	2,687,550
	Seminole Indian Tribe of Florida
3,345,000	7.804%, 10/1/2020*	3,545,700
	Studio City Finance, Ltd.
4,760,000	8.500%, 12/1/2020[c]	4,831,400
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015*	2,707,200

	Total	85,907,433

Consumer Non-Cyclical (10.5%)
	Aviv Healthcare Properties, LP
2,760,000	6.000%, 10/15/2021	2,884,200
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,283,500

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Consumer Non-Cyclical (10.5%) - continued
	Cott Beverages, Inc.
$2,885,000	5.375%, 7/1/2022[c]	$2,589,288
	Endo Finance, LLC
940,000	6.000%, 2/1/2025[c]	960,563
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[c]	3,253,075
	Grifols Worldwide Operations, Ltd.
2,290,000	5.250%, 4/1/2022[c]	2,324,350
	HCA, Inc.
550,000	3.750%, 3/15/2019	555,500
2,355,000	6.500%, 2/15/2020	2,649,375
4,190,000	5.875%, 3/15/2022	4,671,850
1,640,000	4.750%, 5/1/2023	1,717,900
3,295,000	5.375%, 2/1/2025	3,385,613
	JBS Finance II, Ltd.
3,950,000	8.250%, 1/29/2018*	4,089,672
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[c]	2,653,750
	Kindred Escrow Corporation II
3,695,000	8.750%, 1/15/2023[c]	3,953,650
	MPH Acquisition Holdings, LLC
3,205,000	6.625%, 4/1/2022[c]	3,325,187
	Omnicare, Inc.
470,000	4.750%, 12/1/2022	486,450
2,244,000	5.000%, 12/1/2024	2,333,760
	Ortho-Clinical Diagnostics, Inc.
3,900,000	6.625%, 5/15/2022[c]	3,373,500
	Prestige Brands, Inc.
920,000	5.375%, 12/15/2021[c]	899,300
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021	4,335,400
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,045,800
1,820,000	6.625%, 11/15/2022	1,942,850
	Teleflex, Inc.
1,565,000	6.875%, 6/1/2019	1,627,600
2,225,000	5.250%, 6/15/2024[c]	2,247,250
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,976,875
3,665,000	8.125%, 4/1/2022	4,132,287
	TreeHouse Foods, Inc.
1,835,000	4.875%, 3/15/2022[d]	1,885,462
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[c]	2,562,000
2,355,000	5.500%, 3/1/2023[c]	2,413,875
	Visant Corporation
1,830,000	10.000%, 10/1/2017	1,550,925
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[c]	3,098,850

	Total	80,209,657

Energy (11.6%)
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022[c]	1,354,863
	Bonanza Creek Energy, Inc.
4,415,000	6.750%, 4/15/2021	3,951,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Energy (11.6%) - continued
	Calumet Specialty Products Partners, LP
$3,440,000	6.500%, 4/15/2021[c]	$2,975,600
	Chaparral Energy, Inc.
3,850,000	7.625%, 11/15/2022	2,233,000
	Chesapeake Energy Corporation
1,810,000	4.875%, 4/15/2022[d]	1,785,113
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,430,400
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022	2,008,212
	Diamondback Energy, Inc.
3,445,000	7.625%, 10/1/2021	3,531,125
	Energy XXI Gulf Coast, Inc.
1,830,000	7.750%, 6/15/2019[d]	855,525
1,160,000	7.500%, 12/15/2021[d]	527,800
1,140,000	6.875%, 3/15/2024[c,d]	501,600
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	3,180,600
	Halcon Resources Corporation
1,415,000	8.875%, 5/15/2021[d]	940,975
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,606,962
1,410,000	5.000%, 3/1/2021	1,120,950
	Jones Energy Holdings, LLC
4,205,000	6.750%, 4/1/2022[c]	3,364,000
	Kodiak Oil & Gas Corporation
2,820,000	5.500%, 1/15/2021	2,848,200
1,420,000	5.500%, 2/1/2022	1,434,200
	Laredo Petroleum, Inc.
3,670,000	5.625%, 1/15/2022	3,247,950
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,382,500
1,930,000	7.750%, 2/1/2021	1,457,150
	Markwest Energy Partners, LP
1,521,000	6.250%, 6/15/2022	1,600,852
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[c]	855,225
2,840,000	6.375%, 1/30/2023[c]	2,527,600
1,200,000	7.000%, 3/31/2024[c,d]	1,086,000
	Memorial Production Partners, LP
2,830,000	7.625%, 5/1/2021	2,539,925
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019[d]	2,320,650
1,410,000	6.500%, 11/1/2021	1,286,625
1,000,000	6.875%, 3/15/2022[d]	920,625
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023	2,412,800
	Pacific Drilling V, Ltd.
3,190,000	7.250%, 12/1/2017[c]	2,615,800
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	1,988,250
940,000	6.500%, 12/15/2021	827,200
1,150,000	5.250%, 11/15/2024[c]	925,750
	Range Resources Corporation
945,000	5.000%, 3/15/2023[d]	930,825
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022[d]	3,758,675
	Rosetta Resources, Inc.
3,210,000	5.875%, 6/1/2024	2,929,125

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Energy (11.6%) - continued
	Sabine Pass Liquefaction, LLC
$2,355,000	5.625%, 2/1/2021	$2,357,944
2,750,000	5.750%, 5/15/2024	2,763,750
	Samson Investment Company
4,950,000	9.750%, 2/15/2020[d]	1,534,500
	Tesoro Logistics, LP
2,100,000	5.500%, 10/15/2019[c]	2,128,875
1,870,000	6.250%, 10/15/2022[c]	1,898,050
	United Refining Company
2,789,000	10.500%, 2/28/2018	2,928,450

	Total	87,875,646

Financials (8.3%)
	AerCap Ireland Capital, Ltd.
2,810,000	5.000%, 10/1/2021[c]	2,985,625
	Ally Financial, Inc.
2,910,000	7.500%, 9/15/2020	3,455,625
	Aviv Healthcare Properties, LP
4,730,000	7.750%, 2/15/2019	4,923,930
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[c,f]	883,750
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[d,f]	1,443,300
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,196,987
	Corrections Corporation of America
470,000	4.625%, 5/1/2023	467,650
	Credit Agricole SA
935,000	6.625%, 9/29/2049[c,f]	917,469
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,581,100
	DDR Corporation
720,000	4.625%, 7/15/2022	787,951
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[c]	5,232,300
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,524,541
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[c]	3,215,000
	HSBC Holdings plc
935,000	6.375%, 12/29/2049[f]	958,852
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019	3,561,250
6,965,000	6.000%, 8/1/2020	7,286,086
2,760,000	5.875%, 2/1/2022	2,822,100
	ILFC E-Capital Trust II
1,605,000	6.250%, 12/21/2065[c,g]	1,515,120
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,589,000
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	2,209,000
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[c,f]	1,002,800
	MPT Operating Partnership, LP
2,385,000	6.875%, 5/1/2021	2,551,950
1,052,000	6.375%, 2/15/2022	1,130,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

HIGH YIELD FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Financials (8.3%) - continued
	Royal Bank of Scotland Group plc
$1,885,000	7.640%, 3/29/2049[f]	$2,016,950
	RPH Hotel Properties, LP
710,000	5.000%, 4/15/2021	711,775
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[c]	1,203,600

	Total	63,174,611

Technology (5.1%)
	AECOM
2,340,000	5.750%, 10/15/2022[c]	2,448,225
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[c]	6,074,100
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021	2,898,700
	Anixter, Inc.
3,045,000	5.125%, 10/1/2021	3,117,319
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,316,225
	First Data Corporation
500,000	7.375%, 6/15/2019[c]	524,375
1,629,000	12.625%, 1/15/2021	1,932,401
1,788,000	11.750%, 8/15/2021	2,058,435
	Flextronics International, Ltd.
2,000,000	4.625%, 2/15/2020	2,075,000
	Freescale Semiconductor, Inc.
1,214,000	8.050%, 2/1/2020	1,286,840
2,089,000	10.750%, 8/1/2020	2,287,455
	Infor US, Inc.
2,910,000	9.375%, 4/1/2019	3,128,250
	NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[c]	3,482,100
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[c]	4,191,950

	Total	38,821,375

Transportation (4.1%)
	American Airlines Pass Through Trust
3,399,027	5.600%, 7/15/2020[c]	3,509,496
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[c]	3,107,750
3,150,000	5.500%, 4/1/2023	3,213,000
	Continental Airlines, Inc.
1,440,000	6.125%, 4/29/2018	1,519,200
	Delta Air Lines Pass Through Trust
2,176,540	6.875%, 5/7/2019*	2,407,798
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,664,300
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*	1,775,100
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[d]	1,603,700
1,605,000	8.125%, 11/15/2021[c]	1,520,737
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[c]	1,528,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	2,889,000

Principal Amount	Long-Term Fixed Income (87.1%)	Value

Transportation (4.1%) - continued
	Ultrapetrol Bahamas, Ltd.
$3,280,000	8.875%, 6/15/2021	$3,345,600
	United Airlines Pass Through Trust
1,440,000	5.375%, 8/15/2021	1,468,872
	XPO Logistics, Inc.
1,170,000	7.875%, 9/1/2019[c]	1,213,875

	Total	30,766,428

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
900,000	0.250%, 3/31/2015[h]	900,281

	Total	900,281

Utilities (5.3%)
	Access Midstream Partners, LP
2,335,000	4.875%, 5/15/2023	2,393,375
	AES Corporation
2,350,000	7.375%, 7/1/2021	2,602,625
	Atlas Pipeline Partners, LP
4,570,000	4.750%, 11/15/2021	4,581,425
	Calpine Corporation
4,130,000	5.375%, 1/15/2023	4,171,300
2,350,000	5.500%, 2/1/2024	2,352,938
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	863,055
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,550,000
1,650,000	6.375%, 10/1/2022	1,761,375
	Dynegy Finance I, Inc.
935,000	6.750%, 11/1/2019[c]	960,712
2,340,000	7.625%, 11/1/2024[c]	2,410,200
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[c,f]	2,625,000
	Holly Energy Partners, LP
1,460,000	6.500%, 3/1/2020	1,416,200
	MarkWest Energy Partners, LP
3,165,000	4.875%, 12/1/2024	3,180,825
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	4,127,750
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023	4,258,600

	Total	40,255,380

	Total Long-Term Fixed Income (cost $671,391,087)	662,486,316

Shares	Preferred Stock (1.1%)	Value

Financials (1.0%)
52,669	Citigroup, Inc., 6.875%[f]	1,415,743
48,000	Discover Financial Services, 6.500%[f]	1,263,840
74,979	Goldman Sachs Group, Inc., 5.500%[f]	1,866,227
16,984	Morgan Stanley, 6.875%[f]	457,209
17,280	PNC Financial Services Group, Inc., 6.125%[f]	482,631
1,440	Wells Fargo & Company, Convertible, 7.500%[f]	1,789,920

	Total	7,275,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

HIGH YIELD FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Shares	Preferred Stock (1.1%)	Value

Materials (0.1%)
36,650	CHS, Inc., 7.100%[f]	$958,397

	Total	958,397

	Total Preferred Stock (cost $8,214,056)	8,233,967

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
305	Lear Corporation	30,607
36,330	TVMAX Holdings, Inc.[i,j]	3

	Total	30,610

Financials (<0.1%)
10	New Cotai, LLC*,i,j	183,194

	Total	183,194

	Total Common Stock (cost $2,569,840)	213,804

Shares	Collateral Held for Securities Loaned (5.3%)	Value

40,660,801	Thrivent Cash Management Trust	40,660,801

	Total Collateral Held for Securities Loaned (cost $40,660,801)	40,660,801

Shares or Principal Amount	Short-Term Investments (4.5%)[k]	Value

	Federal National Mortgage Association Discount Notes
700,000	0.140%, 4/22/2015	699,780
350,000	0.150%, 5/6/2015	349,861
33,294,351	Thrivent Cash Management Trust 0.060%	33,294,351

	Total Short-Term Investments (at amortized cost)	34,343,992

	Total Investments (cost $799,351,286) 103.5%	$787,607,683

	Other Assets and Liabilities, Net (3.5%)	(26,678,006)

	Total Net Assets 100.0%	$760,929,677

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $229,374,515 or 30.1% of total net assets.
d	All or a portion of the security is on loan.
e	Defaulted security. Interest is not being accrued.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
h	At January 30, 2015, $900,281 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
i	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost
APERAM, 4/1/2018	3/25/2011	$2,347,053
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	1,410,000
CTP Transportation Products, LLC, 12/15/2019	12/13/2013	2,400,769
Delta Air Lines Pass Through Trust, 5/7/2019	5/3/2013	2,297,858
Digicel, Ltd., 2/15/2020	2/7/2012	1,470,000
Eileme 2 AB, 1/31/2020	1/19/2012	3,668,940
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	5,113,188
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
JBS Finance II, Ltd., 1/29/2018	7/22/2010	3,896,043
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Magnetation, LLC, 5/15/2018	5/15/2013	3,359,100
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,916
New Cotai, LLC, 5/1/2019	4/12/2013	4,425,638
New Cotai, LLC	4/12/2013	308,750
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,145,164
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,225,690

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,096,713
Gross unrealized depreciation	(31,840,316)
Net unrealized appreciation (depreciation)	($11,743,603)

Cost for federal income tax purposes	$799,351,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

HIGH YIELD FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	21,549,657	–	18,055,460	3,494,197
Consumer Cyclical	8,835,572	–	8,835,572	–
Consumer Non-Cyclical	2,959,877	–	2,959,877	–
Financials	2,880,250	–	2,880,250	–
Technology	5,443,447	–	5,443,447	–
Long-Term Fixed Income
Asset-Backed Securities	2,386,599	–	2,386,599	–
Basic Materials	38,273,612	–	38,273,612	–
Capital Goods	66,601,336	–	66,601,336	–
Communications Services	127,313,958	–	127,313,958	–
Consumer Cyclical	85,907,433	–	85,907,433	–
Consumer Non-Cyclical	80,209,657	–	80,209,657	–
Energy	87,875,646	–	87,875,646	–
Financials	63,174,611	–	63,174,611	–
Technology	38,821,375	–	38,821,375	–
Transportation	30,766,428	–	30,766,428	–
U.S. Government and Agencies	900,281	–	900,281	–
Utilities	40,255,380	–	40,255,380	–
Preferred Stock
Financials	7,275,570	7,275,570	–	–
Materials	958,397	958,397	–	–
Common Stock
Consumer Discretionary	30,610	30,607	–	3
Financials	183,194	–	–	183,194
Collateral Held for Securities Loaned	40,660,801	40,660,801	–	–
Short-Term Investments	34,343,992	33,294,351	1,049,641	–
Total	$787,607,683	$82,219,726	$701,710,563	$3,677,394

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	155,343	–	155,343	–
Total Asset Derivatives	$155,343	$–	$155,343	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Sell	12/20/2019	($14,000,000)	$155,343	$155,343
Total Credit Default Swaps				$155,343	$155,343

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

HIGH YIELD FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$42,383,027	$47,481,094	$49,203,320	40,660,801	$40,660,801	$38,293
Cash Management Trust-Short Term Investment	26,565,337	36,089,700	29,360,686	33,294,351	33,294,351	4,856
Total Value and Income Earned	68,948,364				73,955,152	43,149

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value

Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,319,794	3.750%, 6/30/2019	$1,154,819
	Ineos Group Holdings, Ltd., Term Loan
871,274	3.750%, 5/4/2018	847,515

	Total	2,002,334

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
874,500	3.750%, 10/9/2019	848,265
	Berry Plastics Group, Inc., Term Loan
884,250	3.500%, 2/8/2020	864,911

	Total	1,713,176

Communications Services (1.3%)
	Charter Communications Operating, LLC, Term Loan
531,900	3.000%, 1/3/2021	522,496
	Clear Channel Communications, Inc., Term Loan
5,671	3.821%, 1/29/2016	5,589
672,127	6.921%, 1/30/2019	625,838
216,167	7.671%, 7/30/2019	203,891
	Cumulus Media Holdings, Inc., Term Loan
774,824	4.250%, 12/23/2020	757,391
	Hargray Communications Group, Inc., Term Loan
898,736	5.250%, 6/26/2019	893,685
	Intelsat Jackson Holdings SA, Term Loan
1,051,101	3.750%, 6/30/2019	1,038,225
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	891,378
	McGraw-Hill Global Education, LLC, Term Loan
378,359	5.750%, 3/22/2019	378,170
	NEP/NCP Holdco, Inc., Term Loan
884,329	4.250%, 1/22/2020	856,322
	TNS, Inc., Term Loan
832,977	5.000%, 2/14/2020	823,256
	Univision Communications, Inc., Term Loan
919,217	4.000%, 3/1/2020	904,859
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/7/2020	884,970
	WideOpenWest Finance, LLC, Term Loan
884,250	4.750%, 4/1/2019	877,618
	Yankee Cable Acquisition, LLC, Term Loan
853,350	4.500%, 3/1/2020	848,554
	Zayo Group, LLC, Term Loan
881,922	4.000%, 7/2/2019	872,335

	Total	11,384,577

Consumer Cyclical (0.4%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
756,264	4.250%, 8/13/2021	749,329
	Chrysler Group, LLC, Term Loan
903,613	3.500%, 5/24/2017	899,899

Principal Amount	Bank Loans (3.7%)[a]	Value

Consumer Cyclical (0.4%) - continued
	MGM Resorts International, Term Loan
$529,200	3.500%, 12/20/2019	$520,601
	ROC Finance, LLC, Term Loan
888,750	5.000%, 6/20/2019	826,538

	Total	2,996,367

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
1,010,130	5.375%, 3/21/2019	1,006,655
	Biomet, Inc., Term Loan
790,192	3.668%, 7/25/2017	788,217
	CHS/Community Health Systems, Inc., Term Loan
243,089	3.486%, 1/25/2017	241,569
647,911	4.250%, 1/27/2021	647,166
	Roundy’s Supermarkets, Inc., Term Loan
733,517	5.750%, 3/3/2021	676,670
	Visant Corporation, Term Loan
677,590	7.000%, 9/23/2021	661,924

	Total	4,022,201

Energy (0.1%)
	Arch Coal, Inc., Term Loan
872,654	6.250%, 5/16/2018	623,328
	McJunkin Red Man Corporation, Term Loan
355,500	5.000%, 11/8/2019	324,838
	Offshore Group Investment, Ltd., Term Loan
442,125	5.750%, 3/28/2019	268,224

	Total	1,216,390

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
882,000	4.000%, 10/15/2019	870,243

	Total	870,243

Technology (0.4%)
	BMC Software, Inc., Term Loan
869,303	5.000%, 9/10/2020	840,511
	First Data Corporation, Term Loan
900,000	3.668%, 3/23/2018	882,846
	Freescale Semiconductor, Inc., Term Loan
884,318	4.250%, 2/28/2020	871,053
	Infor US, Inc., Term Loan
538,874	3.750%, 6/3/2020	525,515
	SunGard Data Systems, Inc., Term Loan
226,640	4.000%, 3/8/2020	225,649
	Syniverse Holdings, Inc., Term Loan
345,537	4.000%, 4/23/2019	333,876

	Total	3,679,450

Transportation (0.3%)
	American Airlines, Inc., Term Loan
906,200	3.750%, 6/27/2019	897,709
	Delta Air Lines, Inc., Term Loan
1,357,272	3.250%, 4/20/2017	1,352,183

	Total	2,249,892

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.7%)[a]	Value
Utilities (0.2%)
	Calpine Corporation, Term Loan
$694,677	4.000%, 4/1/2018	$689,467
684,250	4.000%, 10/9/2019	675,772

	Total	1,365,239

	Total Bank Loans (cost $32,531,746)	31,499,869

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Asset-Backed Securities (0.9%)
	First Horizon ABS Trust
621,361	0.328%, 10/25/2034[b,c]	548,976
	GMAC Mortgage Corporation Loan Trust
1,770,801	0.348%, 8/25/2035[b,c]	1,609,936
2,025,188	0.348%, 12/25/2036[b,c]	1,771,462
	IndyMac Seconds Asset-Backed Trust
1,099,340	0.508%, 10/25/2036[b,c]	656,996
	Renaissance Home Equity Loan Trust
1,514,511	5.746%, 5/25/2036[d]	1,099,091
1,400,000	6.011%, 5/25/2036[d]	989,183
	Vericrest Opportunity Loan Transferee
994,516	3.625%, 10/27/2053[d,e]	995,045

	Total	7,670,689

Basic Materials (4.7%)
	Albemarle Corporation
1,850,000	4.150%, 12/1/2024	1,947,158
	Alcoa, Inc.
740,000	5.125%, 10/1/2024	807,789
	Anglo American Capital plc
1,090,000	4.125%, 4/15/2021[e]	1,101,056
	ArcelorMittal
2,250,000	5.750%, 8/5/2020	2,323,125
	Barrick Gold Corporation
1,080,000	3.850%, 4/1/2022	1,075,976
1,090,000	4.100%, 5/1/2023	1,089,601
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,581,607
	Freeport-McMoRan, Inc.
2,530,000	3.550%, 3/1/2022	2,246,777
1,825,000	3.875%, 3/15/2023	1,635,164
1,480,000	4.550%, 11/14/2024[f]	1,352,650
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[e]	1,502,051
2,220,000	3.163%, 11/15/2021[e]	2,295,054
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[e]	1,757,077
	International Paper Company
1,810,000	4.800%, 6/15/2044	1,975,979
	LYB International Finance BV
1,445,000	4.000%, 7/15/2023	1,526,715
720,000	4.875%, 3/15/2044	786,375
	LyondellBasell Industries NV
1,830,000	6.000%, 11/15/2021	2,169,240
	Mosaic Company
1,230,000	4.250%, 11/15/2023	1,352,898
910,000	5.450%, 11/15/2033	1,091,691
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,266,081
	Sappi Papier Holding GmbH
1,090,000	6.625%, 4/15/2021[e]	1,117,250

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Basic Materials (4.7%) - continued
	Vale Overseas, Ltd.
$1,100,000	4.625%, 9/15/2020[f]	$1,093,532
	Vale SA
1,070,000	5.625%, 9/11/2042	942,723
	Weyerhaeuser Company
735,000	4.625%, 9/15/2023	817,409
1,430,000	7.375%, 3/15/2032	1,968,233
	Xstrata Finance Canada, Ltd.
1,440,000	4.250%, 10/25/2022[e]	1,438,086

	Total	39,261,297

Capital Goods (1.8%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[e]	2,379,210
	CNH Capital, LLC
250,000	6.250%, 11/1/2016	263,125
	Huntington Ingalls Industries, Inc.
370,000	5.000%, 12/15/2021[e]	383,875
	Hutchison Whampoa Finance CI, Ltd.
1,480,000	1.625%, 10/31/2017[e]	1,468,388
	L-3 Communications Corporation
1,440,000	3.950%, 5/28/2024	1,492,298
	Masco Corporation
875,000	5.950%, 3/15/2022	975,083
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	423,959
1,300,000	5.250%, 11/15/2021	1,510,090
1,830,000	3.550%, 6/1/2022	1,941,520
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,126,250
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,439,203
720,000	4.300%, 3/1/2024	778,782
370,000	3.875%, 3/1/2025	385,858
	United Rentals North America, Inc.
700,000	5.750%, 7/15/2018	722,750
180,000	6.125%, 6/15/2023	186,975

	Total	15,477,366

Collateralized Mortgage Obligations (0.8%)
	CitiMortgage Alternative Loan Trust
1,213,385	5.750%, 4/25/2037	1,042,696
	Countrywide Alternative Loan Trust
1,560,651	6.000%, 1/25/2037	1,439,621
	HomeBanc Mortgage Trust
1,399,540	2.203%, 4/25/2037	1,042,089
	Wachovia Mortgage Loan Trust, LLC
1,534,480	2.737%, 5/20/2036	1,337,447
	WaMu Mortgage Pass Through Certificates
963,396	0.458%, 10/25/2045[c]	883,041
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,235,525	0.864%, 2/25/2047[c]	1,569,334

	Total	7,314,228

Commercial Mortgage-Backed Securities (0.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,166,271	5.331%, 2/11/2044	2,314,256
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,376,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Commercial Mortgage-Backed Securities (0.7%) - continued
	Credit Suisse First Boston Mortgage Securities
$1,800,000	5.542%, 1/15/2049	$1,927,399

	Total	5,617,814

Communications Services (11.0%)
	21st Century Fox America, Inc.
1,120,000	6.150%, 2/15/2041	1,528,451
	America Movil SAB de CV
2,400,000	1.241%, 9/12/2016[c]	2,419,464
	American Tower Corporation
2,180,000	4.500%, 1/15/2018	2,334,065
3,500,000	3.450%, 9/15/2021	3,580,360
1,450,000	3.500%, 1/31/2023	1,453,055
	AT&T, Inc.
1,810,000	4.300%, 12/15/2042	1,803,920
	British Sky Broadcasting Group plc
560,000	2.625%, 9/16/2019[e]	569,859
1,490,000	3.750%, 9/16/2024[e]	1,558,655
	CBS Corporation
1,490,000	2.300%, 8/15/2019	1,501,245
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023	738,802
	CenturyLink, Inc.
1,080,000	5.625%, 4/1/2020	1,136,430
1,400,000	5.800%, 3/15/2022	1,473,500
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,103,437
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[e]	1,121,337
	Comcast Corporation
1,300,000	6.400%, 5/15/2038	1,830,327
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[e]	1,401,712
1,080,000	3.250%, 12/15/2022[e]	1,107,186
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[e]	3,087,865
	DIRECTV Holdings, LLC
3,225,000	5.000%, 3/1/2021	3,615,628
1,815,000	3.800%, 3/15/2022	1,902,066
1,810,000	4.450%, 4/1/2024	1,965,166
	Frontier Communications Corporation
1,120,000	6.875%, 1/15/2025	1,135,400
	Hughes Satellite Systems Corporation
1,420,000	6.500%, 6/15/2019	1,517,625
	Intelsat Jackson Holdings SA
740,000	7.500%, 4/1/2021	784,400
	NBC Universal Enterprise, Inc.
1,080,000	1.974%, 4/15/2019[e]	1,094,063
	NBCUniversal Media, LLC
2,490,000	4.375%, 4/1/2021	2,787,864
	News America, Inc.
1,100,000	7.625%, 11/30/2028	1,514,521
1,350,000	6.400%, 12/15/2035	1,834,491
	Numericable-SFR
1,080,000	6.000%, 5/15/2022[e]	1,104,732
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,634,993
560,000	3.650%, 11/1/2024	585,645
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[e]	1,843,181

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Communications Services (11.0%) - continued
	Sprint Communications, Inc.
$710,000	7.000%, 3/1/2020[e]	$773,900
	Sprint Corporation
720,000	7.125%, 6/15/2024	700,200
	Telefonica Emisiones SAU
2,530,000	5.462%, 2/16/2021	2,927,091
900,000	4.570%, 4/27/2023	1,010,397
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,856,889
2,200,000	4.125%, 2/15/2021	2,387,233
	Time Warner Entertainment Company, LP
1,250,000	8.375%, 3/15/2023	1,721,980
	Time Warner, Inc.
1,810,000	2.100%, 6/1/2019	1,824,464
1,400,000	7.700%, 5/1/2032	2,059,603
	Univision Communications, Inc.
1,080,000	6.750%, 9/15/2022[e]	1,174,500
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[e]	1,508,500
	Verizon Communications, Inc.
2,124,000	2.625%, 2/21/2020[e]	2,148,458
1,450,000	4.500%, 9/15/2020	1,600,072
2,170,000	3.450%, 3/15/2021	2,277,191
2,935,000	5.150%, 9/15/2023	3,365,303
2,970,000	3.500%, 11/1/2024	3,047,838
2,180,000	6.400%, 9/15/2033	2,819,719
1,090,000	5.050%, 3/15/2034	1,233,152
2,930,000	6.550%, 9/15/2043	3,957,961

	Total	92,463,896

Consumer Cyclical (6.6%)
	Alibaba Group Holding, Ltd.
1,850,000	3.125%, 11/28/2021[e]	1,872,511
1,480,000	3.600%, 11/28/2024[e]	1,504,652
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[e]	2,840,009
	Chrysler Group, LLC
1,100,000	8.000%, 6/15/2019	1,156,375
	CVS Health Corporation
1,810,000	2.750%, 12/1/2022	1,841,107
1,110,000	3.375%, 8/12/2024	1,167,898
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[e]	1,355,076
	Ford Motor Credit Company, LLC
1,440,000	1.482%, 5/9/2016[c]	1,450,306
370,000	6.625%, 8/15/2017	414,455
2,170,000	2.375%, 3/12/2019	2,194,927
1,425,000	4.250%, 9/20/2022	1,554,785
1,490,000	3.664%, 9/8/2024	1,542,388
	General Motors Company
1,830,000	3.500%, 10/2/2018	1,875,750
1,850,000	5.000%, 4/1/2035	1,995,882
	General Motors Financial Company, Inc.
725,000	3.500%, 7/10/2019	742,923
1,110,000	4.375%, 9/25/2021	1,176,600
1,490,000	4.000%, 1/15/2025	1,522,556
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021	1,149,950
	Hyundai Capital America
1,185,000	2.875%, 8/9/2018[e]	1,216,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Consumer Cyclical (6.6%) - continued
	Hyundai Motor Manufacturing Czech SRO
$1,475,000	4.500%, 4/15/2015[e]	$1,485,031
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[e]	1,115,206
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,246,993
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[e]	1,793,186
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,193,500
	Macy’s Retail Holdings, Inc.
1,930,000	3.875%, 1/15/2022	2,073,355
1,810,000	3.625%, 6/1/2024[f]	1,903,765
1,850,000	4.500%, 12/15/2034	2,008,798
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,822,593
	MGM Resorts International
1,120,000	6.000%, 3/15/2023	1,131,200
	QVC, Inc.
1,265,000	4.375%, 3/15/2023	1,303,337
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,325,434
1,790,000	3.125%, 2/15/2023	1,793,161
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,122,500
540,000	4.375%, 4/15/2023	537,300
	Walgreens Boots Alliance, Inc.
2,220,000	3.300%, 11/18/2021	2,304,178
	Wyndham Worldwide Corporation
360,000	2.500%, 3/1/2018	362,927
1,780,000	4.250%, 3/1/2022	1,874,869

	Total	55,971,497

Consumer Non-Cyclical (8.0%)
	AbbVie, Inc.
1,810,000	2.900%, 11/6/2022	1,840,278
1,110,000	4.400%, 11/6/2042	1,211,376
	Activis Funding SCS
1,445,000	3.850%, 6/15/2024	1,479,684
	Altria Group, Inc.
1,825,000	4.000%, 1/31/2024	1,979,906
483,000	9.950%, 11/10/2038	848,233
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,082,914
	BRF SA
2,170,000	4.750%, 5/22/2024[e]	2,167,179
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,824,759
	Celgene Corporation
2,230,000	3.950%, 10/15/2020	2,418,988
	ConAgra Foods, Inc.
1,105,000	2.100%, 3/15/2018	1,109,220
847,000	3.200%, 1/25/2023	852,242
	CVS Health Corporation
1,090,000	6.125%, 9/15/2039	1,497,009
	Edwards Lifesciences Corporation
1,375,000	2.875%, 10/15/2018	1,418,831
	Endo Finance, LLC
590,000	6.000%, 2/1/2025[e]	602,906
	Express Scripts Holding Company
1,065,000	4.750%, 11/15/2021	1,204,952
1,090,000	3.500%, 6/15/2024	1,128,393

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Consumer Non-Cyclical (8.0%) - continued
	Forest Laboratories, Inc.
$1,450,000	5.000%, 12/15/2021[e]	$1,586,255
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[e]	784,550
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,508,400
	Hospira, Inc.
1,460,000	5.200%, 8/12/2020	1,602,741
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[e]	1,122,700
	Kindred Escrow Corporation II
1,110,000	8.750%, 1/15/2023[e]	1,187,700
	Kraft Foods Group, Inc.
1,860,000	3.500%, 6/6/2022	1,949,624
	Kroger Company
1,480,000	2.950%, 11/1/2021	1,514,071
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	762,738
750,000	4.700%, 2/1/2045	782,446
	McKesson Corporation
1,490,000	3.796%, 3/15/2024	1,594,957
1,450,000	4.883%, 3/15/2044	1,715,214
	Medtronic, Inc.
925,000	2.500%, 3/15/2020[e]	951,409
1,110,000	4.625%, 3/15/2045[e]	1,279,872
	Mondelez International, Inc.
2,910,000	4.000%, 2/1/2024	3,158,133
	Pernod Ricard SA
2,870,000	5.750%, 4/7/2021[e]	3,354,660
1,090,000	4.450%, 1/15/2022[e]	1,199,234
	Roche Holdings, Inc.
1,300,000	2.875%, 9/29/2021[e]	1,355,230
	SABMiller Holdings, Inc.
2,960,000	3.750%, 1/15/2022[e]	3,161,905
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	890,400
	Tenet Healthcare Corporation
1,090,000	8.125%, 4/1/2022	1,228,975
	Tyson Foods, Inc.
1,810,000	4.500%, 6/15/2022	2,024,623
540,000	3.950%, 8/15/2024	579,961
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[e]	1,522,800
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,807,799
	Whirlpool Corporation
1,873,000	3.700%, 3/1/2023	1,967,811
1,510,000	3.700%, 5/1/2025	1,591,712
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,831,150

	Total	67,683,940

Energy (6.8%)
	Anadarko Petroleum Corporation
1,450,000	3.450%, 7/15/2024[f]	1,471,237
1,810,000	6.450%, 9/15/2036	2,307,520
	Buckeye Partners, LP
1,090,000	4.150%, 7/1/2023	1,090,768
1,820,000	5.850%, 11/15/2043	1,846,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Energy (6.8%) - continued
	Calumet Specialty Products Partners, LP
$1,090,000	6.500%, 4/15/2021[e]	$942,850
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[e,f]	1,277,644
	Chaparral Energy, Inc.
1,080,000	7.625%, 11/15/2022	626,400
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,112,800
	Continental Resources, Inc.
2,170,000	3.800%, 6/1/2024[f]	1,961,910
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,312,430
2,200,000	4.300%, 5/1/2024	2,263,725
	Ensco plc
1,300,000	4.500%, 10/1/2024[f]	1,257,419
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,722,754
	Hess Corporation
1,480,000	5.600%, 2/15/2041	1,607,199
	Kinder Morgan, Inc.
740,000	3.050%, 12/1/2019	746,793
1,480,000	4.300%, 6/1/2025[f]	1,545,281
	Linn Energy, LLC
1,030,000	7.750%, 2/1/2021	777,650
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,415,287
1,080,000	2.800%, 11/1/2022	1,028,766
	Marathon Petroleum Corporation
560,000	3.625%, 9/15/2024	562,674
1,080,000	6.500%, 3/1/2041	1,299,231
	Nexen, Inc.
1,080,000	6.400%, 5/15/2037	1,396,404
	Noble Holding International, Ltd.
1,440,000	3.950%, 3/15/2022[f]	1,231,213
	Occidental Petroleum Corporation
2,610,000	4.100%, 2/1/2021	2,863,674
	Offshore Group Investment, Ltd.
900,000	7.500%, 11/1/2019[f]	585,000
	Pioneer Natural Resources Company
1,850,000	3.950%, 7/15/2022	1,884,939
	Regency Energy Partners, LP
360,000	5.000%, 10/1/2022	376,200
	Rosetta Resources, Inc.
1,080,000	5.875%, 6/1/2022	1,015,200
	Rowan Companies, Inc.
1,175,000	4.875%, 6/1/2022	1,130,469
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,095,450
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,994,279
	Suncor Energy, Inc.
740,000	3.600%, 12/1/2024	755,690
1,060,000	6.850%, 6/1/2039	1,430,661
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,779,062
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019[e]	1,135,400
	Transocean, Inc.
1,080,000	7.375%, 4/15/2018	1,009,125
720,000	6.375%, 12/15/2021[f]	595,350
1,450,000	3.800%, 10/15/2022[f]	1,069,375

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Energy (6.8%) - continued
	Weatherford International, Ltd.
$2,500,000	6.000%, 3/15/2018	$2,463,843
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,310,070
1,450,000	4.550%, 6/24/2024	1,345,974
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,087,054
900,000	3.900%, 1/15/2025[f]	870,773

	Total	57,601,773

Financials (30.0%)
	Abbey National Treasury Services plc
1,650,000	3.050%, 8/23/2018	1,731,271
	Aegon NV
1,400,000	2.168%, 7/29/2049[c,g]	1,123,360
	Air Lease Corporation
740,000	2.125%, 1/15/2018	737,225
1,490,000	3.750%, 2/1/2022	1,526,951
740,000	4.250%, 9/15/2024	760,350
	American International Group, Inc.
1,805,000	3.375%, 8/15/2020	1,916,668
2,075,000	4.125%, 2/15/2024	2,275,742
1,120,000	3.875%, 1/15/2035	1,148,167
	American Tower Trust I
1,800,000	1.551%, 3/15/2018*	1,791,290
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,899,072
930,000	3.875%, 1/15/2020[f]	944,088
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,929,091
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,586,736
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024[f]	1,908,094
	AXA SA
1,420,000	8.600%, 12/15/2030	1,934,750
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,651,320
	Banco de Brasil SA
1,810,000	9.000%, 12/31/2049[e,g]	1,574,157
	Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico
805,000	4.125%, 11/9/2022[e]	814,056
	Bank of America Corporation
2,160,000	1.317%, 3/22/2018[c]	2,176,688
2,220,000	7.625%, 6/1/2019	2,715,064
1,100,000	4.100%, 7/24/2023	1,192,105
2,170,000	4.125%, 1/22/2024	2,351,866
1,670,000	4.200%, 8/26/2024	1,734,029
1,050,000	5.875%, 2/7/2042	1,367,985
740,000	6.500%, 10/23/2049[g]	774,918
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[e]	1,492,376
	Barclays plc
1,110,000	4.375%, 9/11/2024	1,125,055
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[e]	2,221,197
	BPCE SA
1,465,000	5.700%, 10/22/2023[e]	1,624,843
1,810,000	5.150%, 7/21/2024[e]	1,938,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Financials (30.0%) - continued
	Caixa Economica Federal
$1,810,000	4.250%, 5/13/2019[e]	$1,791,900
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,912,508
	Capital One Bank USA NA
3,075,000	2.250%, 2/13/2019	3,105,605
	Capital One Financial Corporation
540,000	2.450%, 4/24/2019	547,207
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,846,750
520,000	3.875%, 2/19/2019	518,700
	Citigroup, Inc.
2,000,000	8.500%, 5/22/2019	2,520,600
2,525,000	3.500%, 5/15/2023	2,532,209
2,195,000	5.500%, 9/13/2025	2,483,454
1,070,000	5.950%, 12/29/2049[g]	1,068,663
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,719,366
	Comerica, Inc.
908,000	3.800%, 7/22/2026	941,408
	Compass Bank
925,000	2.750%, 9/29/2019	940,075
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,090,000	5.750%, 12/1/2043	1,378,001
710,000	11.000%, 12/29/2049[e,g]	914,125
	Credit Suisse Group AG
1,110,000	6.500%, 8/8/2023[e]	1,232,865
740,000	7.500%, 12/11/2049[e,g]	777,173
	DDR Corporation
1,490,000	3.625%, 2/1/2025	1,509,026
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	890,542
	Discover Bank of Greenwood Delaware
1,300,000	7.000%, 4/15/2020	1,565,704
1,995,000	4.200%, 8/8/2023	2,156,581
900,000	4.250%, 3/13/2026	968,569
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,898,002
740,000	3.750%, 12/1/2024	777,094
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[e,f]	1,177,931
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,705,468
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[e]	1,905,674
1,800,000	1.241%, 3/15/2023[c]	1,808,316
925,000	6.750%, 3/15/2032	1,304,295
1,800,000	7.125%, 12/15/2049[g]	2,094,750
	Goldman Sachs Group, Inc.
1,830,000	2.900%, 7/19/2018	1,889,867
1,600,000	5.375%, 3/15/2020	1,831,365
2,240,000	2.600%, 4/23/2020	2,269,021
1,750,000	5.250%, 7/27/2021	2,006,797
1,810,000	4.000%, 3/3/2024	1,937,361
2,550,000	3.850%, 7/8/2024	2,701,873
740,000	6.750%, 10/1/2037	971,719
	Hartford Financial Services Group, Inc.
2,520,000	5.125%, 4/15/2022	2,920,856
	HCP, Inc.
1,250,000	2.625%, 2/1/2020	1,262,478
1,445,000	4.200%, 3/1/2024	1,548,511

Principal Amount	Long-Term Fixed Income (91.2%)	Value

Financials (30.0%) - continued
	Health Care REIT, Inc.
$720,000	6.125%, 4/15/2020	$845,039
1,850,000	4.950%, 1/15/2021	2,082,525
	HSBC Finance Capital Trust IX
1,900,000	5.911%, 11/30/2035	1,925,840
	HSBC Finance Corporation
1,790,000	6.676%, 1/15/2021	2,169,120
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	2,066,945
1,120,000	4.250%, 3/14/2024	1,197,687
1,120,000	6.375%, 12/29/2049[g]	1,148,571
	HSBC USA, Inc.
1,100,000	5.000%, 9/27/2020	1,231,572
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	2,028,810
	Icahn Enterprises, LP
1,460,000	6.000%, 8/1/2020	1,527,306
	ILFC E-Capital Trust II
1,270,000	6.250%, 12/21/2065[c,e]	1,198,880
	ING Bank NV
1,835,000	5.800%, 9/25/2023[e]	2,097,346
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,055,250
900,000	5.750%, 5/15/2016	934,605
1,000,000	6.750%, 9/1/2016[e]	1,067,500
	Intesa Sanpaolo SPA
1,450,000	5.017%, 6/26/2024[e]	1,493,455
	J.P. Morgan Chase & Company
2,000,000	1.156%, 1/25/2018[c]	2,016,044
1,800,000	3.375%, 5/1/2023	1,794,222
1,670,000	3.875%, 9/10/2024	1,724,153
1,850,000	5.500%, 10/15/2040	2,329,109
1,450,000	6.750%, 8/29/2049[g]	1,551,046
1,440,000	6.000%, 12/29/2049[g]	1,453,951
	Kilroy Realty, LP
1,810,000	4.250%, 8/15/2029	1,938,503
	Liberty Mutual Group, Inc.
1,965,000	4.950%, 5/1/2022[e]	2,188,364
1,810,000	4.850%, 8/1/2044[e]	1,976,907
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,243,229
	Lincoln National Corporation
2,350,000	4.000%, 9/1/2023	2,528,405
	Lloyds Banking Group plc
560,000	4.500%, 11/4/2024	589,350
1,450,000	5.920%, 9/29/2049[e,g]	1,442,750
	Macquarie Bank, Ltd.
1,785,000	1.650%, 3/24/2017[e]	1,795,110
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,246,535
2,000,000	7.750%, 5/14/2038	2,918,214
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[e]	381,000
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[e]	1,075,781
	MetLife, Inc.
2,750,000	3.600%, 4/10/2024	2,936,288
	Mizuho Bank, Ltd.
2,600,000	3.600%, 9/25/2024[e]	2,739,841
	Morgan Stanley
2,270,000	6.625%, 4/1/2018	2,594,004
1,805,000	2.125%, 4/25/2018	1,818,886
1,820,000	5.625%, 9/23/2019	2,082,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Financials (30.0%) - continued
$1,600,000	5.500%, 1/26/2020	$1,829,678
1,795,000	4.875%, 11/1/2022	1,950,926
1,450,000	5.000%, 11/24/2025	1,594,904
1,490,000	4.350%, 9/8/2026	1,559,167
930,000	4.300%, 1/27/2045	975,032
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,900,449
	Navient Corporation
1,480,000	5.000%, 10/26/2020	1,478,150
	Nomura Holdings, Inc.
1,810,000	2.750%, 3/19/2019	1,861,920
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[e]	2,032,438
1,110,000	5.500%, 9/29/2049[e,f,g]	1,110,699
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,734,300
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,639,520
	Preferred Term Securities XXIII, Ltd.
2,059,699	0.441%, 12/22/2036*,c	1,565,371
	Prologis, LP
1,490,000	4.250%, 8/15/2023	1,624,613
	ProLogis, LP
1,800,000	6.875%, 3/15/2020	2,149,531
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,137,646
825,000	6.200%, 11/15/2040	1,107,835
1,070,000	5.875%, 9/15/2042	1,136,875
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,300,230
	Regions Bank
1,090,000	7.500%, 5/15/2018	1,278,015
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,262,909
2,185,000	4.700%, 9/15/2023	2,426,589
	Royal Bank Of Scotland plc
1,480,000	6.000%, 12/19/2023	1,658,177
	Santander UK plc
540,000	5.000%, 11/7/2023[e]	583,285
	Simon Property Group, LP
2,825,000	2.750%, 2/1/2023	2,848,747
	SLM Corporation
2,485,000	6.000%, 1/25/2017	2,603,286
576,000	4.625%, 9/25/2017	589,680
	Societe Generale SA
1,080,000	7.875%, 12/31/2049[e,f,g]	1,063,800
	Sumitomo Mitsui Financial Group, Inc.
1,990,000	4.436%, 4/2/2024[e]	2,144,330
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[e,g]	2,727,400
	Synchrony Financial
1,490,000	2.700%, 2/3/2020[h]	1,501,072
1,150,000	3.750%, 8/15/2021	1,202,736
740,000	4.250%, 8/15/2024	783,099
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,497,440
	Voya Financial, Inc.
990,000	2.900%, 2/15/2018	1,020,564
1,785,000	5.500%, 7/15/2022	2,069,442
	WEA Finance, LLC
2,230,000	2.700%, 9/17/2019[e]	2,270,970
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,769,727

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Financials (30.0%) - continued
$1,090,000	4.100%, 6/3/2026	$1,153,888
1,780,000	7.980%, 2/28/2049[g]	1,953,550
750,000	5.875%, 12/31/2049[g]	783,750
	XLIT, Ltd.
1,810,000	5.250%, 12/15/2043	2,225,346

	Total	252,841,607

Foreign Government (1.2%)
	Brazil Government International Bond
730,000	5.000%, 1/27/2045	704,450
	Colombia Government International Bond
1,800,000	5.625%, 2/26/2044	2,079,000
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,357,560
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,603,384
	Mexico Government International Bond
730,000	5.125%, 1/15/2020	812,855
2,020,000	4.000%, 10/2/2023	2,136,150
1,249,000	3.600%, 1/30/2025	1,283,348

	Total	9,976,747

Industrials Other (0.2%)
	Hutchison Whampoa International 14, Ltd.
1,490,000	3.625%, 10/31/2024[e]	1,535,074

	Total	1,535,074

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,675,000	3.000%, 2/1/2030[h]	1,761,465
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,675,000	4.000%, 2/1/2045[h]	1,793,035
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,000,000	3.500%, 2/1/2030[h]	2,123,399
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
7,175,000	3.500%, 2/1/2045[h]	7,580,163
5,675,000	4.000%, 2/1/2045[h]	6,077,570
4,950,000	4.500%, 2/1/2045[h]	5,372,103

	Total	24,707,735

Technology (1.8%)
	Adobe Systems, Inc.
1,870,000	3.250%, 2/1/2025	1,899,836
	Amkor Technology, Inc.
1,090,000	6.375%, 10/1/2022	1,081,825
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,148,850
	Fidelity National Information Services, Inc.
1,810,000	3.875%, 6/5/2024	1,891,189
	Freescale Semiconductor, Inc.
1,090,000	5.000%, 5/15/2021[e]	1,114,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Technology (1.8%) - continued
	Hewlett-Packard Company
$1,110,000	2.750%, 1/14/2019	$1,140,933
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,591,953
	Oracle Corporation
2,100,000	2.800%, 7/8/2021	2,191,468
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[e]	1,126,650
	Xerox Corporation
750,000	6.400%, 3/15/2016	795,346

	Total	14,982,575

Transportation (3.5%)
	American Airlines Pass Through Trust
1,305,587	5.600%, 7/15/2020[e]	1,348,018
1,330,217	4.000%, 7/15/2025	1,370,124
	Avis Budget Car Rental, LLC
1,080,000	5.500%, 4/1/2023	1,101,600
	British Airways plc
2,462,744	4.625%, 6/20/2024[e]	2,622,823
	Canadian Pacific Railway Company
1,310,000	2.900%, 2/1/2025	1,323,686
1,440,000	7.125%, 10/15/2031	2,066,957
	Continental Airlines, Inc.
522,890	7.250%, 11/10/2019	606,876
743,197	4.000%, 10/29/2024	771,067
	CSX Corporation
1,275,000	3.700%, 11/1/2023	1,381,795
1,107,000	6.220%, 4/30/2040	1,536,905
	Delta Air Lines, Inc.
949,579	4.950%, 5/23/2019	1,016,638
618,357	4.750%, 5/7/2020	658,550
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[e]	2,362,449
1,085,000	4.500%, 8/16/2021[e]	1,203,900
	FedEx Corporation
1,490,000	4.100%, 2/1/2045	1,554,338
	Navios South American Logistics, Inc.
175,000	7.250%, 5/1/2022[e]	167,125
	Penske Truck Leasing Company, LP
1,055,000	2.500%, 3/15/2016[e]	1,070,122
1,490,000	3.375%, 2/1/2022[e,h]	1,507,845
	United Airlines Pass Through Trust
910,000	3.750%, 9/3/2026	940,758
	United Airlines, Inc.
1,260,000	4.000%, 4/11/2026	1,323,000
	US Airways Pass Through Trust
1,747,584	3.950%, 11/15/2025	1,810,934
	Virgin Australia Holdings, Ltd.
1,408,845	5.000%, 10/23/2023[e]	1,463,438

	Total	29,208,948

U.S. Government and Agencies (3.9%)
	U.S. Treasury Bonds
5,000,000	2.000%, 5/31/2021	5,171,095
1,860,000	3.125%, 2/15/2042	2,200,757
1,786,000	3.750%, 11/15/2043	2,360,869
	U.S. Treasury Bonds, TIPS
3,300,554	0.625%, 1/15/2024	3,477,444
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,816,339
1,458,000	1.000%, 5/31/2018	1,463,354
7,000,000	1.000%, 6/30/2019	6,964,454

Principal Amount	Long-Term Fixed Income (91.2%)	Value
U.S. Government and Agencies (3.9%) - continued
$5,000,000	1.375%, 5/31/2020	$5,026,560
	U.S. Treasury Notes, TIPS
1,897,134	0.625%, 7/15/2021	1,995,991

	Total	32,476,863

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,745,336

	Total	1,745,336

Utilities (6.1%)
	Access Midstream Partners, LP
930,000	4.875%, 5/15/2023	953,250
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,461,307
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	2,072,835
	Atlas Pipeline Partners, LP
720,000	4.750%, 11/15/2021	721,800
	Calpine Corporation
1,080,000	5.375%, 1/15/2023	1,090,800
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	599,215
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,125,182
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023	1,365,738
1,450,000	5.600%, 4/1/2044	1,398,348
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[e]	920,000
	DPL, Inc.
311,000	6.500%, 10/15/2016	326,550
	Dynegy Finance I, Inc.
280,000	7.375%, 11/1/2022[e]	289,100
	EDP Finance BV
1,670,000	4.125%, 1/15/2020[e]	1,709,676
	El Paso Pipeline Partners Operating Company, LLC
720,000	4.700%, 11/1/2042	704,051
	Electricite de France SA
1,800,000	5.250%, 12/29/2049[e,g]	1,890,000
	Energy Transfer Partners, LP
1,995,000	4.650%, 6/1/2021	2,136,777
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,225,190
885,000	7.034%, 1/15/2068	964,650
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	673,287
1,500,000	4.000%, 10/1/2020	1,605,603
	FirstEnergy Transmission, LLC
2,170,000	4.350%, 1/15/2025[e]	2,314,470
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,175,836
	Kinder Morgan Energy Partners, LP
1,450,000	5.800%, 3/1/2021	1,627,980
1,065,000	5.000%, 8/15/2042	1,075,163
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,758,085
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,551,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.2%)	Value
Utilities (6.1%) - continued
	NiSource Finance Corporation
$1,700,000	6.400%, 3/15/2018	$1,949,795
1,800,000	5.450%, 9/15/2020	2,068,189
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,824,366
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,583,148
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,890,508
1,810,000	3.950%, 3/15/2024	1,970,361
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	748,868
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[g]	1,575,956

	Total	51,347,221

	Total Long-Term Fixed Income (cost $729,195,878)	767,884,606

Shares	Preferred Stock (1.9%)	Value

Financials (1.8%)
44,925	Allstate Corporation, 5.100%	1,159,514
57,878	Citigroup, Inc., 7.875%	1,530,873
12,500	Cobank ACB, 6.250%[g]	1,282,812
18,075	Countrywide Capital V, 7.000%	462,901
72,000	Discover Financial Services, 6.500%[g]	1,895,760
46,410	GMAC Capital Trust I, 8.125%	1,220,583
54,060	Goldman Sachs Group, Inc., 5.500%[g]	1,345,553
57,878	HSBC USA, Inc., 6.500%[g]	1,463,156
51,800	Morgan Stanley, 7.125%[g]	1,447,810
37,082	RBS Capital Funding Trust V, 5.900%[g]	906,284
36,389	RBS Capital Funding Trust VII, 6.080%[g]	891,531
58,500	Wells Fargo & Company, 5.850%[g]	1,509,300

	Total	15,116,077

Materials (0.1%)
43,424	CHS, Inc., 7.100%[g]	1,135,538

	Total	1,135,538

	Total Preferred Stock (cost $15,843,871)	16,251,615

Shares	Collateral Held for Securities Loaned (2.2%)	Value

18,905,148	Thrivent Cash Management Trust	18,905,148

	Total Collateral Held for Securities Loaned (cost $18,905,148)	18,905,148

Shares or Principal Amount	Short-Term Investments (4.9%)[i]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.090%, 4/10/2015[j]	99,983
300,000	0.112%, 4/24/2015[j]	299,923

Shares or Principal Amount	Short-Term Investments (4.9%)[i]	Value
40,478,239	Thrivent Cash Management Trust 0.060%	$40,478,239

	Total Short-Term Investments (at amortized cost)	40,878,145

	Total Investments (cost $837,354,788) 103.9%	$875,419,383

	Other Assets and Liabilities, Net (3.9%)	(33,232,051)

	Total Net Assets 100.0%	$842,187,332

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $139,245,067 or 16.5% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At January 30, 2015, $399,906 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost

American Tower Trust I, 3/15/2018	3/6/2013	$1,800,403
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	2,059,699

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

     Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$46,783,018
Gross unrealized depreciation	(8,718,423)

Net unrealized appreciation (depreciation)	$38,064,595

Cost for federal income tax purposes	$837,354,788

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,002,334	–	2,002,334	–
Capital Goods	1,713,176	–	1,713,176	–
Communications Services	11,384,577	–	11,384,577	–
Consumer Cyclical	2,996,367	–	2,996,367	–
Consumer Non-Cyclical	4,022,201	–	4,022,201	–
Energy	1,216,390	–	1,216,390	–
Financials	870,243	–	870,243	–
Technology	3,679,450	–	3,679,450	–
Transportation	2,249,892	–	2,249,892	–
Utilities	1,365,239	–	1,365,239	–
Long-Term Fixed Income
Asset-Backed Securities	7,670,689	–	7,670,689	–
Basic Materials	39,261,297	–	39,261,297	–
Capital Goods	15,477,366	–	15,477,366	–
Collateralized Mortgage Obligations	7,314,228	–	7,314,228	–
Commercial Mortgage-Backed Securities	5,617,814	–	5,617,814	–
Communications Services	92,463,896	–	92,463,896	–
Consumer Cyclical	55,971,497	–	55,971,497	–
Consumer Non-Cyclical	67,683,940	–	67,683,940	–
Energy	57,601,773	–	57,601,773	–
Financials	252,841,607	–	251,276,236	1,565,371
Foreign Government	9,976,747	–	9,976,747	–
Industrials Other	1,535,074	–	1,535,074	–
Mortgage-Backed Securities	24,707,735	–	24,707,735	–
Technology	14,982,575	–	14,982,575	–
Transportation	29,208,948	–	29,208,948	–
U.S. Government and Agencies	32,476,863	–	32,476,863	–
U.S. Municipals	1,745,336	–	1,745,336	–
Utilities	51,347,221	–	51,347,221	–
Preferred Stock
Financials	15,116,077	13,833,265	1,282,812	–
Materials	1,135,538	1,135,538	–	–
Collateral Held for Securities Loaned	18,905,148	18,905,148	–	–
Short-Term Investments	40,878,145	40,478,239	399,906	–

Total	$875,419,383	$74,352,190	$799,501,822	$1,565,371

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,854,840	3,854,840	–	–

Total Asset Derivatives	$3,854,840	$3,854,840	$–	$–

Liability Derivatives
Futures Contracts	3,720,931	3,720,931	–	–

Total Liability Derivatives	$3,720,931	$3,720,931	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(335)	March 2015	($39,801,166)	($40,650,156)	($848,990)
10-Yr. U.S. Treasury Bond Futures	(585)	March 2015	(73,689,935)	(76,561,876)	(2,871,941)
30-Yr. U.S. Treasury Bond Futures	360	March 2015	50,606,410	54,461,250	3,854,840
Total Futures Contracts					$133,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

INCOME FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust- Collateral Investment	$14,386,483	$26,743,590	$22,224,925	18,905,148	$18,905,148	$13,461
Cash Management Trust- Short Term Investment	50,878,788	38,049,915	48,450,464	40,478,239	40,478,239	6,009
Total Value and Income Earned	65,265,271				59,383,387	19,470

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Alabama (0.1%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,756,725

	Total	1,756,725

Alaska (0.4%)
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
2,100,000	0.010%, 10/1/2025[b]	2,100,000
	Valdez, AK Marine Terminal Rev. (ExxonMobil)
3,500,000	0.010%, 12/1/2029[b]	3,500,000

	Total	5,600,000

Arizona (1.0%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,755,600
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,887,748
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	868,553
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,198,230
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,565,634
	Phoenix, AZ Civic Improvement Corporation Airport Rev. Refg.
3,000,000	5.000%, 7/1/2021, AMT	3,616,830
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,619,882

	Total	15,512,477

Arkansas (0.4%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,223,532
715,000	4.125%, 11/1/2031, Ser. 2011	739,846
	University of Arkansas Rev. Refg., Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	795,203
	University Of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,351,899
825,000	5.000%, 11/1/2041, Ser. A	981,882

	Total	7,092,362

California (12.8%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,797,828
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	6,089,900

Principal Amount	Long-Term Fixed Income (99.2%)	Value

California (12.8%) - continued
	California Educational Fac. Auth. Rev. (Stanford University)
$6,000,000	5.250%, 4/1/2040	$8,808,600
	California G.O. Refg.
2,765,000	5.000%, 9/1/2015	2,843,360
	California Health Fac. Financing Auth. Rev.
3,840,000	1.450%, 8/15/2033, Ser. Ab	3,900,326
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,556,700
	California Infrastructure and Economic Development Bank Rev. (California Independent System Operator Corporation)
3,025,000	6.250%, 2/1/2039, Ser. Aa	3,025,000
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,670,655
1,250,000	5.000%, 10/1/2042	1,358,762
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,625,063
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	4,204,062
10,000	5.250%, 4/1/2029	10,045
10,000,000	5.250%, 3/1/2038	11,059,600
10,000,000	6.000%, 4/1/2038	12,032,200
5,000,000	6.000%, 11/1/2039	6,141,800
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	308,694
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,414,271
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Ac	10,849,300
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,735,050
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	527,079
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	12,321,200
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,170,880
	Los Angeles Department of Water and Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	8,304,030
	Los Angeles Unified School District, Los Angeles County, CA G.O.
5,000,000	5.000%, 1/1/2034, Ser. I	5,718,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

California (12.8%) - continued
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
$5,000,000	Zero Coupon, 8/1/2024[c]	$3,452,500
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,705,000	7.600%, 5/1/2023, Ser. Aa,c	3,353,740
	San Bernardino, CA Single Family Mortgage Rev. Refg. (FHA/VA MTGS GNMA Collateralized)
960,000	7.500%, 5/1/2023, Ser. Aa,c	1,190,150
	San Diego Community College District, San Diego County, CA G.O. (AGM Insured)
10,000,000	5.000%, 5/1/2030[a,c]	10,118,100
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,899,200
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. A	9,700,200
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,829,000
7,030,000	6.000%, 5/1/2039, Ser. E	8,414,840
7,000,000	5.000%, 5/1/2044, Ser. A, AMT	8,012,900
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,814,151
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	3,813,000
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,326,060
	University of California General Rev.
5,000,000	5.250%, 5/15/2039, Ser. O	5,740,850

	Total	204,137,546

Colorado (4.2%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	555,040
200,000	5.000%, 6/1/2021	225,336
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. A	496,855
1,000,000	5.375%, 6/15/2038, Ser. A	1,044,680
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,018,710
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School Proj.)
3,000,000	5.125%, 12/1/2039	3,084,240

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Colorado (4.2%) - continued
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
$2,110,000	5.000%, 12/1/2024	$2,436,565
500,000	5.625%, 6/1/2043	580,440
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,407,610
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	474,534
1,180,000	5.500%, 11/1/2027[a]	1,382,594
	Denver, CO Airport System Rev. (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Ser. Ac	5,189,100
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,712,100
2,000,000	5.250%, 12/1/2031, Ser. A	2,113,640
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, CO G.O. Refg. (AGM Insured)
10,000,000	5.000%, 12/15/2016, Ser. Ac	10,406,900
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
1,470,000	7.000%, 12/15/2016[c]	1,554,672
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Ca,c	4,290,920
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,115,370
500,000	5.000%, 12/1/2022	559,640
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,486,162
9,790,000	5.000%, 6/1/2033	11,571,193
3,250,000	5.000%, 6/1/2033, Ser. A	3,931,005
3,000,000	5.000%, 6/1/2034, Ser. A	3,617,520

	Total	66,254,826

District of Columbia (1.1%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,606,930
5,225,000	5.000%, 12/1/2028, Ser. C	6,083,624
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
2,365,000	6.250%, 5/15/2024	2,383,731
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,859,620

	Total	17,933,905

Florida (4.7%)
	Broward County, FL Water and Sewer Utility Rev.
3,115,000	5.250%, 10/1/2034, Ser. A	3,563,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Florida (4.7%) - continued
	CityPlace Community Development District Special Assessment and Rev.
$500,000	5.000%, 5/1/2017	$532,365
2,000,000	5.000%, 5/1/2026	2,256,620
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,369,507
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	726,369
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	830,109
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,685,655
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,343,160
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,470,849
	Jacksonville, FL Port Auth. Rev. Refg.
2,390,000	5.000%, 11/1/2038, Ser. A, AMT	2,594,010
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,375,775
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,580,955
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,844,750
8,000,000	5.500%, 10/1/2041, Ser. A	9,402,880
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,359,840
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,787,402
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	3,130,758
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. A	4,164,948
4,095,000	5.000%, 7/1/2035, Ser. C	4,660,888
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	7,371,926
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,995,801

	Total	74,048,532

Georgia (1.0%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,123,930
500,000	5.000%, 1/1/2034, Ser. C, AMT	560,305
500,000	5.000%, 1/1/2037, Ser. C, AMT	558,000

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Georgia (1.0%) - continued
	Atlanta, GA Airport General Rev. Refg.
$1,425,000	5.000%, 1/1/2033, Ser. B	$1,694,111
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,698,255
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,427,020
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
4,110,000	5.500%, 8/1/2018[c]	4,366,135

	Total	16,427,756

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,623,072
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,104,060
5,395,000	5.250%, 11/15/2037	5,905,907
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,000,000	5.000%, 8/1/2028, AMT	1,170,180
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	7,123,380
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Ser. Aa,c	5,330,000

	Total	24,256,599

Illinois (7.2%)
	Broadview, Cook County, IL Tax Increment Rev.
350,000	5.375%, 7/1/2015	350,500
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	11,316,438
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,317,882
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,815,000	8.500%, 12/1/2016[c]	2,071,242
	Illinois Educational Fac. Auth. Rev. (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,084,387
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	5,012,250
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. Ad	1,209,230
5,000,000	7.250%, 11/1/2038, Ser. Aa	6,180,100
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Ser. A	2,718,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Illinois (7.2%) - continued
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured )
$2,020,000	5.250%, 11/1/2035, Ser. Ba,c	$2,340,130
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
2,045,000	6.000%, 4/1/2018, Ser. Cc	2,218,927
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[c]	9,253,711
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
3,600,000	0.010%, 10/1/2024[b]	3,600,000
	McHenry and Lake Counties G.O. School (AGM Insured)
355,000	9.000%, 12/1/2017[c]	390,376
1,930,000	9.000%, 12/1/2017[a,c]	2,139,868
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
885,000	5.500%, 6/15/2015, Ser. Ac	899,151
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	15,814,219
7,000,000	5.500%, 6/15/2020, Ser. Bc	7,710,150
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,330,580
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,488,080
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	6,932,029
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,295,000	6.700%, 11/1/2021, Ser. Ac	2,713,195
	State of Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,505,800
1,500,000	5.500%, 7/1/2033	1,723,905
1,750,000	5.500%, 7/1/2038	1,987,965
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,825,390
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. A	2,948,875

	Total	115,083,101

Indiana (2.2%)
	East Chicago Elementary School Building Corporation, Lake County, IN First Mortgage Refg.
200,000	6.250%, 1/5/2016	204,390
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. D	8,131,130
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. A	1,809,480
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,073,640

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Indiana (2.2%) - continued
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
$450,000	5.250%, 5/15/2041, Ser. Ec	$499,262
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	2,064,877
4,155,000	5.000%, 1/1/2042, Ser. A	4,628,421
	Indiana Transportation Finance Auth. Highway Rev.
85,000	6.800%, 12/1/2016, Ser. A	91,827
	Indiana Transportation Finance Auth. Highway Rev. (NATL-RE-IBC Insured)
710,000	7.250%, 6/1/2015, Ser. Ac	726,493
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,789,200
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital Proj.)
2,850,000	5.000%, 4/1/2037, Ser. A	3,033,027
6,965,000	5.000%, 4/1/2042, Ser. A	7,390,004

	Total	35,441,751

Iowa (0.6%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,677,097
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,383,726
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	4,061,746

	Total	9,122,569

Kansas (0.2%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,829,540
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
45,000	6.700%, 6/1/2029, Ser. A-2[c]	46,352

	Total	3,875,892

Kentucky (1.6%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,833,913
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,479,700
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,993,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Kentucky (1.6%) - continued
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
$2,500,000	5.250%, 10/1/2035, Ser. Ac	$2,789,750
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	4,392,007

	Total	25,489,070

Louisiana (2.5%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,639,500
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	452,614
1,520,000	5.000%, 11/1/2031	1,776,576
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,818,550
7,000,000	5.000%, 5/1/2045, Ser. B	7,939,120
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[c]	1,595,106
800,000	5.000%, 9/1/2031[c]	939,560
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[a,c]	5,113,782
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,419,040
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,519,409
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,651,710
525,000	5.000%, 4/1/2033, Ser. B, AMT	568,811
	Tobacco Settlement Financing Corporation Rev.
3,620,000	5.000%, 5/15/2024, Ser. A	3,663,512

	Total	39,097,290

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,172,080
	Morgan State University Academic Fees and Auxiliary Fac. Fees Rev. Refg. (NATL-RE Insured)
1,010,000	6.050%, 7/1/2015[c]	1,033,886

	Total	2,205,966

Massachusetts (4.5%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev.
6,000,000	5.250%, 7/1/2031, Ser. A	8,036,160
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,659,100

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Massachusetts (4.5%) - continued
	Massachusetts Development Finance Agency Rev. (Northeastern University)
$750,000	5.000%, 10/1/2031	$870,285
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,488,850
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	21,581,551
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	7,192,098
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,418,757
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,324,367
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,430,550

	Total	72,001,718

Michigan (1.8%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
2,000,000	5.700%, 4/1/2020	2,243,600
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,121,260
	Grand Valley State University General Rev.
650,000	5.000%, 12/1/2029, Ser. B	779,480
1,045,000	5.750%, 12/1/2034[a]	1,145,539
	Kalamazoo Hospital Finance Auth. Hospital Rev. (Bronson Methodist Hospital) (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,553,560
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,622,678
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,328,751
	Michigan State Trunk Line Fund Refg. (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,175,450
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,268,305

	Total	29,238,623

Minnesota (2.4%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,045,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Minnesota (2.4%) - continued
	Goodhue County, MN Education District No. 6051 C.O.P.
$250,000	5.000%, 2/1/2029	$292,370
500,000	5.000%, 2/1/2034	575,745
750,000	5.000%, 2/1/2039	852,248
	Minnesota Agricultural and Economic Development Board Health Care System Rev. (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Ser. Ac	85,320
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,729,303
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,993,212
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	240,948
150,000	5.000%, 10/1/2030	180,002
200,000	5.000%, 10/1/2032	238,122
175,000	5.000%, 10/1/2033	207,702
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,141,520
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Ac	2,209,300
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,154,930
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,602,926
	St. Cloud, MN Health Care Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,364,482
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
1,000,000	5.750%, 7/1/2030, Ser. C	1,144,990
5,745,000	5.750%, 7/1/2039	6,697,176
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,417,520
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019	249,083
1,500,000	5.250%, 5/15/2036	1,604,745
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,979,214
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,192,360
1,000,000	5.000%, 1/1/2034, Ser. A	1,188,850
300,000	5.000%, 1/1/2035, Ser. A	355,608
1,000,000	5.000%, 1/1/2040, Ser. A	1,176,680

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Minnesota (2.4%) - continued
	Winona, MN Health Care Fac. Rev.
$500,000	5.000%, 7/1/2034	$541,215

	Total	37,461,371

Mississippi (0.4%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,930,583
	Mississippi Development Bank S.O. (Desoto County Highway Construction Proj.)
3,180,000	5.000%, 1/1/2030	3,752,177

	Total	5,682,760

Missouri (1.1%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a,c]	8,119,500
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,597
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (BJC Health System)
2,500,000	5.000%, 5/15/2020, Ser. A	2,531,625
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	911,339
925,000	5.000%, 2/15/2022	1,069,374
1,680,000	5.000%, 2/15/2034	1,808,705
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	955,053
1,000,000	5.000%, 7/1/2032, AMT	1,082,860

	Total	16,654,053

Montana (0.2%)
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,035,628

	Total	3,035,628

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,173,980
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,915,700
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,529,394
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,620,505
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,614,821
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,152,890

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Nebraska (1.5%) - continued
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
$3,050,000	5.000%, 7/1/2038	$3,511,465
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,946,851

	Total	24,465,606

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,085,730
2,000,000	5.000%, 10/1/2019	2,325,520

	Total	3,411,250

New Jersey (1.1%)
	Hudson County, NJ Refg. C.O.P. (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,096,760
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,140,050
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,138,900
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,692,960
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,438,750
	New Jersey Turnpike Auth. Turnpike Rev. (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Ser. Ca,c	274,882
260,000	6.500%, 1/1/2016, Ser. Ca,c	274,758
485,000	6.500%, 1/1/2016, Ser. Cc	511,840
200,000	6.500%, 1/1/2016, Ser. Ca,c	211,448
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	4,104,712

	Total	16,885,060

New Mexico (0.8%)
	Jicarilla, NM Apache Nation Rev.
3,500,000	5.500%, 9/1/2023, Ser. A*	3,508,680
	Sandoval County, NM Incentive Payment Refg. Rev.
9,000,000	5.000%, 6/1/2020[a]	9,141,120

	Total	12,649,800

New York (6.8%)
	City of New York G.O.
40,000	5.250%, 8/1/2017	40,154
1,920,000	5.000%, 8/1/2032, Ser. A	2,298,240
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,575,950
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,903,323
3,250,000	5.375%, 6/15/2043, Ser. EE	3,873,805
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,310,121

Principal Amount	Long-Term Fixed Income (99.2%)	Value

New York (6.8%) - continued
$15,000,000	5.000%, 11/1/2033, Ser. D-1	$17,741,400
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,224,921
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	17,461
5,110,000	5.000%, 2/15/2029	5,832,759
5,000,000	5.000%, 3/15/2039, Ser. C	5,879,300
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,443,850
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,717,400
	New York State Local Government Assistance Corporation Refg. (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Ser. Ec	2,060,100
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,390,128
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,368,326
2,500,000	5.000%, 9/1/2035	3,003,275
2,500,000	5.000%, 9/1/2036	2,996,250
5,000,000	5.000%, 9/1/2039	5,964,500

	Total	108,641,263

North Carolina (1.9%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,155,480
1,000,000	5.000%, 4/1/2033	1,152,340
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. A	8,061,500
2,580,000	5.000%, 1/1/2021, Ser. A	3,042,336
2,000,000	5.000%, 1/1/2026, Ser. B	2,278,620
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,930,465
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. D	2,708,900
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
3,200,000	5.000%, 1/1/2025, Ser. A	3,692,064
1,250,000	5.000%, 1/1/2030, Ser. A	1,420,038
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,507,903

	Total	30,949,646

North Dakota (0.5%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,805,347
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,315,000	6.250%, 7/1/2021, Ser. B	2,319,653

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

North Dakota (0.5%) - continued
	Ward County, ND Health Care Fac. Rev. (Trinity)
$2,895,000	5.125%, 7/1/2025	$3,043,166

	Total	7,168,166

Ohio (4.7%)
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,387,900
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	14,573,704
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,899,875
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,752,527
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	3,056,052
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,208,810
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	381,934
1,500,000	5.000%, 5/1/2037, Ser. A	1,699,125
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,400,950
1,750,000	5.500%, 8/15/2030	1,969,030
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,837,968
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Ser. B	2,293,720
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,359,613
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,788,450
	Ohio State Turnpike Commission Rev.
8,000,000	Zero Coupon, 2/15/2034	7,068,160
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,549,140
10,000,000	5.500%, 2/15/2026, Ser. Ac	13,045,100
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,857,345

	Total	74,129,403

Oklahoma (1.0%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	9,238,268
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,451,680

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Oklahoma (1.0%) - continued
	Oklahoma Municipal Power Auth. Power Supply System Rev.
$1,620,000	6.000%, 1/1/2038, Ser. Aa	$1,867,244
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	588,985

	Total	15,146,177

Oregon (0.2%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	351,153
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,430,050

	Total	3,781,203

Pennsylvania (3.8%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,409,830
2,100,000	5.625%, 8/15/2039	2,466,954
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
3,000,000	2.700%, 4/1/2035, Ser. Ab	3,070,470
5,000,000	2.500%, 12/1/2041, Ser. Bb	5,109,400
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,963,080
1,520,000	Zero Coupon, 3/15/2017[c]	1,461,359
	Cumberland County Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,892,533
2,065,000	6.125%, 1/1/2029	2,300,451
2,455,000	5.000%, 1/1/2036	2,530,123
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,677,719
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,495,060
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
9,860,000	Zero Coupon, 6/1/2033, Ser. Cc	12,057,005
10,070,000	6.250%, 6/1/2038, Ser. Cc	11,672,439

	Total	60,106,423

South Carolina (2.3%)
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,281,307
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,357,776
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,333,158

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

South Carolina (2.3%) - continued
$2,890,000	5.000%, 10/1/2031, Ser. B	$3,313,848
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,600,190
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	5,011,200
	South Carolina Public Service Auth. Rev. Obligations (Santee Cooper)
3,855,000	5.500%, 1/1/2038, Ser. A	4,430,243

	Total	36,327,722

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033	1,194,360
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,178,300
820,000	5.000%, 9/1/2025	964,295
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,470,463

	Total	4,807,418

Tennessee (0.6%)
	Jackson, TN Hospital Rev. Refg. and Improvement (Jackson-Madison County General Hospital)
2,060,000	5.625%, 4/1/2038	2,321,126
3,450,000	5.750%, 4/1/2041	3,909,712
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	612,310
450,000	5.000%, 11/1/2032	548,892
1,275,000	5.000%, 11/1/2034	1,545,351
250,000	5.000%, 11/1/2036	301,333

	Total	9,238,724

Texas (12.5%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,732,850
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,193,300
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,088,180
2,000,000	6.000%, 8/15/2043	2,392,040
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
2,605,000	5.000%, 8/15/2039[c]	3,069,524
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,620,440

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Texas (12.5%) - continued
	Dallas and Fort Worth, TX International Airport Rev. Refg.
$4,000,000	5.250%, 11/1/2033, Ser. F	$4,813,520
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	11,718,500
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
5,300,000	0.010%, 6/1/2020[b]	5,300,000
6,900,000	0.010%, 10/1/2024[b]	6,900,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,501,884
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
900,000	0.010%, 3/1/2024[b]	900,000
5,500,000	0.010%, 3/1/2024[b]	5,500,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,693,170
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,160,530
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	14,871,800
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,059,561
	Lower Colorado River Auth. Rev. Refg. (AGM Insured)
215,000	5.875%, 5/15/2015, Ser. Ac	215,955
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,110,830
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,628,500
2,000,000	5.250%, 2/1/2029[c]	2,671,200
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,877,865
	North Texas Tollway Auth. System Rev. (Special Proj.)
15,000,000	5.000%, 9/1/2030, Ser. D	17,728,950
	North Texas Tollway Auth. System Rev. Refg.
1,000,000	5.625%, 1/1/2033, Ser. A	1,114,520
5,000,000	5.000%, 1/1/2042, Ser. B	5,583,250
	North Texas Tollway Auth. System Rev. Refg. (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	3,252,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Texas (12.5%) - continued
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
$4,865,000	1.350%, 6/1/2033[b,c]	$4,907,763
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,800,645
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,928,425
2,000,000	6.500%, 8/15/2039, Ser. A	2,332,240
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,408,420
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,234,820
1,000,000	5.125%, 6/1/2027	1,054,020
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,341,200
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,393,270
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,965,608
	State of Texas G.O. Refg.
7,500,000	5.000%, 10/1/2044, Ser. A	9,028,425
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,600,000	5.000%, 9/1/2030	3,029,936
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,455,900
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,325,580
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,161,350
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,176,920
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,099,956
	Texas Transportation Commission Central Texas Turnpike System Rev. Refg.
2,000,000	1.250%, 8/15/2042, Ser. Bb	2,000,360

	Total	198,343,357

Utah (1.1%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,402,022

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Utah (1.1%) - continued
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
$6,000,000	5.250%, 12/1/2027	$7,022,040
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,594,132
1,610,000	5.000%, 5/15/2045, Ser. A	1,889,029
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,093,270

	Total	17,000,493

Virginia (1.6%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,163,530
1,450,000	5.000%, 5/15/2044, Ser. A	1,707,766
	Fairfax County, VA Industrial Development Auth. Hospital Rev. Refg. (Inova Health System)
2,510,000	5.250%, 8/15/2019	2,818,956
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,684,900
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,213,600
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037, AMT	5,276,475

	Total	24,865,227

Washington (4.6%)
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,392,400
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	3,001,308
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	761,200
1,000,000	5.000%, 6/1/2020, AMT	1,155,720
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,212,320
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,590,084
12,095,000	5.000%, 8/1/2030, Ser. A	14,601,084
	Tobacco Settlement Auth. WA Rev. Refg.
3,645,000	5.000%, 6/1/2024	3,725,627
	Washington Economic Development Finance Auth. Lease Rev. (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[a,c]	5,842,721
	Washington G.O.
1,140,000	6.750%, 2/1/2015, Ser. A	1,140,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value

Washington (4.6%) - continued
	Washington G.O. (AGM Insured)
$5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,c	$5,330,000
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	3,216,386
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,843,300
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	6,321,167
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	6,073,482
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,472,354
1,000,000	5.625%, 10/1/2040	1,082,070

	Total	73,761,223

Wisconsin (1.2%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,413,340
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	4,103,581
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1	1,288,676
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	6,307,517
1,195,000	5.000%, 12/15/2039	1,391,064
2,500,000	5.000%, 12/15/2044	2,877,975

	Total	19,382,153

Wyoming (0.5%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,590,951
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
4,485,000	5.750%, 10/1/2020	4,842,185

	Total	8,433,136

	Total Long-Term Fixed Income (cost $1,417,145,286)	1,576,903,970

	Total Investments (cost $1,417,145,286) 99.2%	$1,576,903,970

	Other Assets and Liabilities, Net 0.8%	13,349,409

	Total Net Assets 100.0%	$1,590,253,379

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost

Jicarilla, NM Apache Nation Rev., 9/1/2023	10/23/2003	$3,531,086

Definitions:

AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual Assurance Company
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
TCRS	-	Temporary Custodial Receipts
U.T.G.O.	-	Unlimited Tax General Obligation
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$160,849,870
Gross unrealized depreciation	(1,091,186)

Net unrealized appreciation (depreciation)	$159,758,684

Cost for federal income tax purposes	$1,417,145,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

MUNICIPAL BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	207,124,197	–	207,124,197	–
Electric Revenue	71,849,630	–	71,849,630	–
Escrowed/Pre-refunded	167,981,967	–	167,981,967	–
General Obligation	213,667,100	–	213,667,100	–
Health Care	187,321,889	–	187,321,889	–
Housing Finance	3,503,092	–	3,503,092	–
Industrial Development Revenue	45,462,457	–	45,462,457	–
Other Revenue	276,069,913	–	276,069,913	–
Tax Revenue	59,054,117	–	59,054,117	–
Transportation	272,602,774	–	272,602,774	–
Water & Sewer	72,266,834	–	72,266,834	–

Total	$1,576,903,970	$–	$1,576,903,970	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

GOVERNMENT BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Asset-Backed Securities (1.6%)
	Northstar Education Finance, Inc.
$720,795	0.868%, 12/26/2031[a,b]	$723,869
	U.S. Small Business Administration
998,996	3.191%, 3/10/2024	1,044,518

	Total	1,768,387

Collateralized Mortgage Obligations (0.5%)
	NCUA Guaranteed Notes
469,559	0.621%, 10/7/2020[b]	472,352

	Total	472,352

Commercial Mortgage-Backed Securities (0.8%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
226,851	0.727%, 12/25/2016	227,161
	Federal National Mortgage Association
689,395	0.953%, 11/25/2015	690,776
	Government National Mortgage Association
23,104	3.214%, 1/16/2040	23,170

	Total	941,107

Energy (0.5%)
	Petroleos Mexicanos
500,000	2.378%, 4/15/2025	509,227

	Total	509,227

Financials (4.9%)
	Bank of England
1,000,000	0.875%, 3/17/2017[a,c]	1,003,697
	European Investment Bank
1,000,000	2.125%, 10/15/2021	1,035,835
	North American Development Bank
500,000	2.300%, 10/10/2018	512,712
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,014,247
1,000,000	2.050%, 11/15/2022	1,000,469
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[a]	496,861
	USAA Capital Corporation
350,000	2.125%, 6/3/2019[a]	356,455

	Total	5,420,276

Foreign Government (3.8%)
	Export Development Canada
1,000,000	0.750%, 12/15/2017	996,378
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	523,419
	Inter-American Development Bank
1,000,000	0.875%, 3/15/2018	997,998
500,000	3.000%, 10/4/2023	554,852
600,000	4.375%, 1/24/2044	808,094
	Kommunalbanken AS
340,000	1.500%, 10/22/2019[a]	341,733

	Total	4,222,474

Mortgage-Backed Securities (5.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 2/1/2030[d]	368,067

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Mortgage-Backed Securities (5.8%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$350,000	4.000%, 2/1/2045[d]	$374,664
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,175,000	3.500%, 2/1/2030[d]	1,247,497
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,400,000	3.500%, 2/1/2045[d]	1,479,056
1,125,000	4.000%, 2/1/2045[d]	1,204,805
1,550,000	4.500%, 2/1/2045[d]	1,682,174

	Total	6,356,263

Technology (0.4%)
	Micron Semiconductor Asia Pte, Ltd.
480,000	1.258%, 1/15/2019	479,239

	Total	479,239

U.S. Government and Agencies (79.1%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.000%, 7/27/2016	1,023,913
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	513,405
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	1,004,159
1,000,000	1.250%, 10/2/2019	999,534
3,000,000	2.375%, 1/13/2022	3,124,845
	Federal National Mortgage Association
3,640,000	0.875%, 5/21/2018	3,626,987
4,310,000	1.750%, 11/26/2019	4,394,114
7,075,000	1.625%, 1/21/2020	7,179,024
6,000,000	2.625%, 9/6/2024	6,323,958
1,250,000	6.250%, 5/15/2029	1,839,197
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,681,907
	U.S. Treasury Bonds
850,000	6.500%, 11/15/2026	1,272,211
500,000	5.375%, 2/15/2031	730,742
	U.S. Treasury Bonds, TIPS
3,024,510	0.125%, 4/15/2019	3,076,495
344,644	2.375%, 1/15/2025	424,127
355,215	2.125%, 2/15/2040	492,611
1,568,190	0.750%, 2/15/2042	1,650,520
	U.S. Treasury Notes
7,425,000	0.625%, 10/15/2016	7,452,265
2,200,000	0.875%, 11/15/2017	2,209,282
5,000,000	1.500%, 10/31/2019	5,076,560
3,200,000	1.875%, 6/30/2020	3,301,251
9,000,000	2.000%, 7/31/2020	9,337,500
1,000,000	2.250%, 7/31/2021	1,049,688
1,500,000	2.125%, 9/30/2021	1,562,696
2,830,000	1.625%, 8/15/2022	2,850,784
7,750,000	2.250%, 11/15/2024	8,147,188
1,500,000	3.625%, 2/15/2044	1,941,562
	U.S. Treasury Notes, TIPS
913,273	0.125%, 1/15/2022	926,187
3,832,820	0.125%, 1/15/2023	3,879,834

	Total	87,092,546

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

GOVERNMENT BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.5%)	Value

Utilities (1.1%)
	John Sevier Combined Cycle Generation, LLC
$959,956	4.626%, 1/15/2042	$1,157,282

	Total	1,157,282

	Total Long-Term Fixed Income (cost $104,129,375)	108,419,153

Shares	Collateral Held for Securities Loaned (0.5%)	Value

513,750	Thrivent Cash Management Trust	513,750

	Total Collateral Held for Securities Loaned (cost $513,750)	513,750

Shares or Principal Amount	Short-Term Investments (6.8%)[e]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.105%, 4/22/2015	99,976
	Thrivent Cash Management Trust
7,436,635	0.060%	7,436,635

	Total Short-Term Investments (at amortized cost)	7,536,611

	Total Investments (cost $112,179,736) 105.8%	$116,469,514

	Other Assets and Liabilities, Net (5.8%)	(6,387,950)

	Total Net Assets 100.0%	$110,081,564

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $2,922,615 or 2.7% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,536,916
Gross unrealized depreciation	(247,138)

Net unrealized appreciation (depreciation)	$4,289,778

Cost for federal income tax purposes	$112,179,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

GOVERNMENT BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,768,387	–	1,768,387	–
Collateralized Mortgage Obligations	472,352	–	472,352	–
Commercial Mortgage-Backed Securities	941,107	–	941,107	–
Energy	509,227	–	509,227	–
Financials	5,420,276	–	5,420,276	–
Foreign Government	4,222,474	–	4,222,474	–
Mortgage-Backed Securities	6,356,263	–	6,356,263	–
Technology	479,239	–	479,239	–
U.S. Government and Agencies	87,092,546	–	87,092,546	–
Utilities	1,157,282	–	1,157,282	–
Collateral Held for Securities Loaned	513,750	513,750	–	–
Short-Term Investments	7,536,611	7,436,635	99,976	–
Total	$116,469,514	$7,950,385	$108,519,129	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	41,148	41,148	–	–

Total Liability Derivatives	$41,148	$41,148	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	(15)	March 2015	($1,949,251)	($1,963,125)	($13,874)
Ultra Long Term U.S. Treasury Bond Futures	(8)	March 2015	(1,404,226)	(1,431,500)	(27,274)
Total Futures Contracts					($41,148)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015
Cash Management Trust-Collateral Investment	$–	$15,907,125	$15,393,375	513,750	$513,750	$1,788
Cash Management Trust-Short Term Investment	7,267,598	19,750,264	19,581,227	7,436,635	7,436,635	1,229
Total Value and Income Earned	7,267,598				7,950,385	3,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value

Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$866,811	3.750%, 6/30/2019	$758,460

	Total	758,460

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
909,607	3.750%, 10/9/2019	882,319
	Berry Plastics Group, Inc., Term Loan
697,575	3.500%, 2/8/2020	682,319
	Silver II Borrower, Term Loan
515,185	4.000%, 12/13/2019	481,378

	Total	2,046,016

Communications Services (0.9%)
	Clear Channel Communications, Inc., Term Loan
4,473	3.821%, 1/29/2016	4,409
755,234	6.921%, 1/30/2019	703,221
170,532	7.671%, 7/30/2019	160,848
	Fairpoint Communications, Term Loan
221,616	7.500%, 2/14/2019	220,824
	Grande Communications Networks, LLC, Term Loan
699,357	4.500%, 5/29/2020	689,741
	Integra Telecom Holdings, Inc., Term Loan
894,567	5.250%, 2/22/2019	880,406
	LTS Buyer, LLC, Term Loan
551,600	4.000%, 4/13/2020	538,775
	NEP/NCP Holdco, Inc., Term Loan
697,637	4.250%, 1/22/2020	675,543
	NTelos, Inc., Term Loan
551,537	5.750%, 11/9/2019	481,216
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,195,425	5.500%, 7/31/2018	1,186,459
	TNS, Inc., Term Loan
857,044	5.000%, 2/14/2020	847,042
	Univision Communications, Inc., Term Loan
894,551	4.000%, 3/1/2020	880,578

	Total	7,269,062

Consumer Cyclical (0.6%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
520,587	4.250%, 8/13/2021	515,813
	Ceridian HCM Holding, Inc., Term Loan
544,862	4.500%, 9/15/2020	533,965
	Chrysler Group, LLC, Term Loan
697,354	3.500%, 5/24/2017	694,487
	J.C. Penney Corporation, Inc., Term Loan
920,975	6.000%, 5/22/2018	911,618
	MGM Resorts International, Term Loan
775,579	3.500%, 12/20/2019	762,976
	ROC Finance, LLC, Term Loan
701,125	5.000%, 6/20/2019	652,046

Principal Amount	Bank Loans (3.0%)[a]	Value

Consumer Cyclical (0.6%) - continued
	Scientific Games International, Inc., Term Loan
$925,650	6.000%, 10/18/2020	$912,922
	Seminole Hard Rock Entertainment, Inc., Term Loan
349,675	3.500%, 5/14/2020	338,311

	Total	5,322,138

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
468,138	5.375%, 3/21/2019	466,527
	Biomet, Inc., Term Loan
523,843	3.668%, 7/25/2017	522,533
	Del Monte Corporation, Term Loan
110,689	3.500%, 3/9/2020	106,158
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	487,329
	Roundy’s Supermarkets, Inc., Term Loan
419,799	5.750%, 3/3/2021	387,265
	Supervalu, Inc., Term Loan
1,392,930	4.500%, 3/21/2019	1,379,001
	Visant Corporation, Term Loan
388,208	7.000%, 9/23/2021	379,233

	Total	3,728,046

Energy (0.2%)
	Arch Coal, Inc., Term Loan
551,532	6.250%, 5/16/2018	393,954
	Offshore Group Investment, Ltd., Term Loan
348,787	5.750%, 3/28/2019	211,599
	Pacific Drilling SA, Term Loan
896,350	4.500%, 6/3/2018	684,587

	Total	1,290,140

Financials (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
450,854	7.000%, 5/22/2018	453,108
	WaveDivision Holdings, LLC, Term Loan
695,800	4.000%, 10/15/2019	686,525

	Total	1,139,633

Technology (0.2%)
	BMC Software, Inc., Term Loan
1,074,687	5.000%, 9/10/2020	1,039,094
	First Data Corporation, Term Loan
935,000	3.668%, 3/23/2018	917,179

	Total	1,956,273

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,034,250	3.750%, 6/27/2019	1,024,559

	Total	1,024,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Bank Loans (3.0%)[a]	Value

Utilities (0.1%)
	Calpine Corporation, Term Loan
$158,400	4.000%, 10/31/2020	$156,420
	Intergen NV, Term Loan
896,350	5.500%, 6/15/2020	885,146

	Total	1,041,566

	Total Bank Loans (cost $26,670,209)	25,575,893

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Asset-Backed Securities (13.5%)
	American Homes 4 Rent
2,671,883	1.250%, 6/17/2031[b,c]	2,632,839
	BA Credit Card Trust
3,850,000	0.547%, 6/15/2021[c]	3,847,247
	Bayview Opportunity Master Fund Trust IIB, LP
3,046,876	3.228%, 7/28/2034*,d	3,055,152
	Capital One Multi-Asset Execution Trust
2,250,000	1.260%, 1/15/2020	2,261,218
	Chase Issuance Trust
5,200,000	1.150%, 1/15/2019	5,228,782
	Chesapeake Funding, LLC
1,026,769	0.618%, 5/7/2024[b,c]	1,028,264
1,579,806	0.618%, 1/7/2025[b,c]	1,578,509
	Citibank Credit Card Issuance Trust
4,275,000	1.020%, 2/22/2019	4,275,308
	Countrywide Home Loans, Inc.
233,339	6.085%, 6/25/2021[d,e]	232,416
	Credit Based Asset Servicing and Securitization, LLC
730,763	3.672%, 12/25/2036[d]	509,153
	Edlinc Student Loan Funding Trust
1,921,481	3.180%, 10/1/2025*,c	1,945,500
	Enterprise Fleet Financing, LLC
489,819	0.720%, 4/20/2018[b]	490,004
	First Franklin Mortgage Loan Asset- Backed Certificates
86,028	5.500%, 3/25/2036*,f	1
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025[b]	2,937,804
	FRS, LLC
2,650,907	1.800%, 4/15/2043*	2,633,258
	GMAC Mortgage Corporation Loan Trust
442,701	0.348%, 8/25/2035[c,e]	402,484
526,808	5.750%, 10/25/2036[e]	514,921
934,702	0.348%, 12/25/2036[c,e]	817,598
	Golden Credit Card Trust
4,800,000	0.417%, 2/15/2018[b,c]	4,798,474
1,500,000	0.597%, 9/15/2018[b,c]	1,503,204
	GoldenTree Loan Opportunities IX, Ltd.
3,000,000	1.829%, 10/29/2026*,c	2,983,984
	Great America Leasing Receivables
1,551,835	0.780%, 6/15/2016[b]	1,553,219
	J.P. Morgan Mortgage Trust
854,909	2.615%, 2/25/2036	771,818

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Asset-Backed Securities (13.5%) - continued
	Master Credit Card Trust
$7,000,000	0.780%, 4/21/2017[b]	$7,005,572
	Mortgage Equity Conversion Asset Trust
1,926,727	0.660%, 1/25/2042*,c	1,637,718
1,947,196	0.730%, 2/25/2042*,c	1,596,701
	Motor plc
2,900,034	0.648%, 8/25/2021[b,c]	2,901,559
	Nationstar Agency Advance Funding Trust
2,800,000	0.997%, 2/15/2045[b]	2,799,580
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019[b]	2,011,894
	Northstar Education Finance, Inc.
2,883,180	0.868%, 12/26/2031[b,c]	2,895,477
	OZLM VIII, Ltd.
3,050,000	1.715%, 10/17/2026*,c	3,035,555
	Penarth Master Issuer plc
4,500,000	0.558%, 11/18/2017[b,c]	4,500,718
	Renaissance Home Equity Loan Trust
1,511,924	5.608%, 5/25/2036[d]	1,040,178
728,409	5.285%, 1/25/2037[d]	414,790
	Selene Non-Performing Loans, LLC
1,943,184	2.981%, 5/25/2054*,d	1,926,548
	SLM Student Loan Trust
374,371	0.326%, 4/27/2020[c]	374,263
692,147	1.267%, 12/15/2021[b,c]	694,124
883,438	0.326%, 4/25/2022[c]	882,803
1,335,547	0.767%, 8/15/2022[b,c]	1,336,689
1,866,855	0.917%, 10/16/2023[b,c]	1,871,679
1,347,074	0.568%, 3/25/2025[c]	1,344,888
3,722,513	0.688%, 3/25/2026[c]	3,734,183
1,800,000	1.217%, 5/17/2027[b,c]	1,812,064
	SoFi Professional Loan Program, LLC
3,500,000	2.420%, 3/25/2030[b]	3,499,728
	Vericrest Opportunity Loan Transferee
1,764,886	3.250%, 11/25/2053[b,d]	1,766,296
1,605,798	3.625%, 11/25/2053[b,d]	1,609,823
3,138,435	3.125%, 4/27/2054[b,d]	3,120,753
1,940,655	3.375%, 10/26/2054[b,d]	1,936,583
	Wachovia Asset Securitization, Inc.
589,417	0.308%, 7/25/2037*,c,e	507,369
	World Financial Network Credit Card Master Trust
1,800,000	0.547%, 12/15/2019[c]	1,799,816
4,000,000	0.910%, 3/16/2020	4,001,680
	World Omni Auto Receivables Trust
1,250,000	1.330%, 1/15/2018	1,257,122
	World Omni Master Owner Trust
3,600,000	0.517%, 2/15/2018[b,c]	3,600,533

	Total	112,917,843

Basic Materials (1.2%)
	Albemarle Corporation
860,000	3.000%, 12/1/2019	875,958
	Eastman Chemical Company
1,750,000	2.700%, 1/15/2020	1,789,975
	Freeport-McMoRan, Inc.
1,000,000	2.375%, 3/15/2018	965,412
1,100,000	4.000%, 11/14/2021	1,039,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Basic Materials (1.2%) - continued
	Georgia-Pacific, LLC
$1,995,000	2.539%, 11/15/2019[b]	$2,032,937
	Goldcorp, Inc.
1,000,000	3.625%, 6/9/2021	1,032,845
	Mosaic Company
500,000	4.250%, 11/15/2023	549,959
	Xstrata Finance Canada, Ltd.
1,950,000	2.700%, 10/25/2017[b]	1,970,962

	Total	10,258,042

Capital Goods (0.4%)
	Precision Castparts Corporation
1,600,000	1.250%, 1/15/2018	1,594,578
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,611,688
	Textron, Inc.
350,000	3.875%, 3/1/2025	365,000

	Total	3,571,266

Collateralized Mortgage Obligations (8.6%)
	Alm Loan Funding CLO
3,050,000	1.664%, 10/17/2026*,c	3,033,908
	American Home Mortgage Assets Trust
1,247,822	1.034%, 11/25/2046[c]	683,911
	Apidos CLO XVIII
3,000,000	1.669%, 7/22/2026*,c	2,971,652
	Babson CLO, Ltd. 2014-II
3,050,000	1.656%, 10/17/2026*,c	3,028,195
	BCAP, LLC Trust
1,387,339	0.348%, 3/25/2037[c]	1,175,456
	Bear Stearns Adjustable Rate Mortgage Trust
544,987	2.430%, 10/25/2035[c]	537,419
	Birchwood Park CLO, Ltd.
3,050,000	1.693%, 7/15/2026*,c	3,035,569
	BlueMountain CLO, Ltd.
3,050,000	1.480%, 10/15/2026*,c	3,029,645
	Carlyle Global Market Strategies CLO, Ltd.
3,000,000	1.557%, 7/20/2023*,c	2,979,883
3,000,000	1.733%, 10/15/2026*,c	2,994,269
	Cent CLO 16, LP
3,050,000	1.482%, 8/1/2024*,c	3,024,126
	Cent CLO 22, Ltd.
3,000,000	1.713%, 11/7/2026*,c	2,979,261
	Countrywide Alternative Loan Trust
447,658	5.500%, 11/25/2035	447,567
364,027	5.500%, 2/25/2036	349,715
520,217	6.000%, 1/25/2037	479,874
	Countrywide Home Loans, Inc.
754,870	2.431%, 3/20/2036	675,769
741,605	2.362%, 9/20/2036	646,311
	Deutsche Alt-A Securities Mortgage Loan Trust
1,356,870	0.884%, 4/25/2047[c]	1,157,579
	Dryden 34 Senior Loan Fund CLO
3,050,000	1.683%, 10/15/2026*,c	3,034,196
	GSR Mortgage Loan Trust
1,295,600	0.358%, 8/25/2046[c]	1,244,491

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Collateralized Mortgage Obligations (8.6%) - continued
	HarborView Mortgage Loan Trust
$1,307,433	2.107%, 6/19/2034	$1,290,564
	HomeBanc Mortgage Trust
799,737	2.203%, 4/25/2037	595,479
	Impac CMB Trust
1,547,112	0.688%, 4/25/2035[c]	1,412,323
574,156	0.808%, 8/25/2035[c]	513,317
	J.P. Morgan Alternative Loan Trust
1,134,223	2.500%, 3/25/2036	911,601
	J.P. Morgan Mortgage Trust
486,975	2.508%, 10/25/2036	437,145
	Madison Park Funding XIV CLO, Ltd.
3,350,000	1.707%, 7/20/2026*,c	3,336,483
	Master Asset Securitization Trust
893,892	0.668%, 6/25/2036[c]	534,090
	NCUA Guaranteed Notes
2,854,922	0.621%, 10/7/2020[c]	2,871,897
	Neuberger Berman CLO, Ltd.
2,400,000	1.702%, 8/4/2025*,c	2,383,688
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	1.675%, 8/12/2026*,c	3,017,064
	Residential Accredit Loans, Inc.
695,806	3.538%, 9/25/2035	593,034
	Sequoia Mortgage Trust
1,998,188	1.069%, 9/20/2034[c]	1,930,497
	Symphony CLO, Ltd.
3,050,000	1.352%, 1/9/2023*,c	3,035,967
	Voya CLO 2014-3, Ltd.
3,050,000	1.676%, 7/25/2026*,c	2,999,916
	Wachovia Mortgage Loan Trust, LLC
584,564	2.737%, 5/20/2036	509,504
	WaMu Mortgage Pass Through Certificates
437,907	0.458%, 10/25/2045[c]	401,382
1,165,208	0.994%, 10/25/2046[c]	933,923
1,452,174	0.933%, 12/25/2046[c]	1,162,326
1,336,794	0.854%, 1/25/2047[c]	1,094,039
	Washington Mutual Alternative Mortgage Pass Through Certificates
890,467	1.034%, 9/25/2046[c]	604,463
1,475,446	0.864%, 2/25/2047[c]	1,035,760
	Wells Fargo Mortgage Backed Securities Trust
769,588	2.578%, 3/25/2036	744,810
891,467	2.613%, 3/25/2036	888,847

	Total	70,746,915

Commercial Mortgage-Backed Securities (5.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
142,239	5.655%, 6/11/2040	144,121
1,473,065	5.331%, 2/11/2044	1,573,694
	Citigroup Commercial Mortgage Trust
750,000	5.713%, 12/10/2049	816,653
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,688,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Commercial Mortgage-Backed Securities (5.1%) - continued
	Commercial Mortgage Pass-Through Certificates
$4,000,000	1.218%, 6/8/2030[b,c]	$3,994,972
971,230	5.306%, 12/10/2046	1,028,456
	Credit Suisse First Boston Mortgage Securities
2,724,000	5.542%, 1/15/2049	2,916,797
	Credit Suisse Mortgage Capital Certificates
1,447,978	5.467%, 9/15/2039	1,521,457
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
1,906,906	0.727%, 12/25/2016	1,909,518
	Federal National Mortgage Association
2,757,579	0.953%, 11/25/2015	2,763,103
2,350,000	1.272%, 1/25/2017	2,367,858
	Government National Mortgage Association
706,220	1.864%, 8/16/2031	707,490
150,178	3.214%, 1/16/2040	150,604
	Greenwich Capital Commercial Funding Corporation
4,187,540	5.224%, 4/10/2037	4,227,322
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,600,000	1.117%, 12/15/2028[b,c]	3,600,349
3,368,950	5.429%, 12/12/2043	3,548,613
	LSTAR Commercial Mortgage Trust
1,528,801	1.519%, 1/20/2041[b]	1,528,535
	Morgan Stanley Capital I
2,154,876	3.224%, 7/15/2049	2,223,330
	Morgan Stanley Capital, Inc.
609,504	5.607%, 4/12/2049	609,708
	NCUA Guaranteed Notes
1,740,861	1.600%, 10/29/2020	1,744,277
	SCG Trust 2013-SRP1
2,575,000	1.567%, 11/15/2026[b,c]	2,577,487
	Wachovia Bank Commercial Mortgage Trust
1,164,786	5.765%, 7/15/2045	1,219,210

	Total	42,861,995

Communications Services (2.6%)
	America Movil SAB de CV
2,400,000	1.241%, 9/12/2016[c]	2,419,464
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,841,328
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,512,995
578,000	2.350%, 2/14/2019	589,135
	CBS Corporation
1,440,000	2.300%, 8/15/2019	1,450,868
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015*	1,515,900
850,000	4.174%, 8/15/2017[b]	889,724
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,506,549
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,284,244

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Communications Services (2.6%) - continued
	NBC Universal Enterprise, Inc.
$1,750,000	1.662%, 4/15/2018[b]	$1,764,952
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[b]	1,139,329
	Verizon Communications, Inc.
1,350,000	1.771%, 9/15/2016[c]	1,374,216
1,000,000	0.636%, 6/9/2017[c]	998,347
2,080,000	1.013%, 6/17/2019[c]	2,089,728
1,425,000	3.000%, 11/1/2021	1,445,749

	Total	21,822,528

Consumer Cyclical (1.4%)
	Alibaba Group Holding, Ltd.
1,350,000	2.500%, 11/28/2019[b]	1,354,108
	American Honda Finance Corporation
2,250,000	0.549%, 12/11/2017[c]	2,252,491
	Ford Motor Credit Company, LLC
1,300,000	3.984%, 6/15/2016	1,345,384
500,000	3.000%, 6/12/2017	515,114
	Home Depot, Inc.
1,600,000	2.250%, 9/10/2018	1,657,733
	Hyundai Capital America
2,250,000	1.875%, 8/9/2016[b]	2,274,313
	Toyota Motor Credit Corporation
1,290,000	0.572%, 1/12/2018[c]	1,290,742
	Yale University
1,250,000	2.086%, 4/15/2019	1,283,638

	Total	11,973,523

Consumer Non-Cyclical (3.0%)
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	501,361
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[b]	1,025,158
	Boston Scientific Corporation
465,000	6.000%, 1/15/2020	535,113
	Celgene Corporation
1,500,000	1.900%, 8/15/2017	1,521,201
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,179,295
	CVS Health Corporation
870,000	2.250%, 8/12/2019	888,453
	Edwards Lifesciences Corporation
1,100,000	2.875%, 10/15/2018	1,135,065
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[b]	2,415,400
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,623,599
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,546,395
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,405,846
	Medtronic, Inc.
1,350,000	1.043%, 3/15/2020[b,c]	1,348,624
	Mondelez International, Inc.
1,484,000	0.752%, 2/1/2019[c]	1,465,477
1,675,000	2.250%, 2/1/2019	1,694,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

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Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Consumer Non-Cyclical (3.0%) - continued
	Perrigo Finance plc
$675,000	3.500%, 12/15/2021	$706,952
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[b]	2,048,354
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,059,566
	UnitedHealth Group, Inc.
865,000	2.875%, 12/15/2021	905,295

	Total	25,005,847

Energy (2.3%)
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,274,253
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,044,577
	CNOOC Nexen Finance 2014 ULC
1,750,000	1.625%, 4/30/2017	1,745,200
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b]	999,572
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,299,311
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,233,846
	Enbridge, Inc.
1,375,000	0.684%, 6/2/2017[c]	1,355,775
	EQT Midstream Partners, LP
1,000,000	4.000%, 8/1/2024	1,001,601
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[b]	1,017,320
	Kinder Morgan, Inc.
1,650,000	3.050%, 12/1/2019	1,665,145
	Petroleos Mexicanos
1,500,000	2.277%, 7/18/2018[c]	1,500,750
1,700,000	2.378%, 4/15/2025	1,731,372
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	985,537

	Total	18,854,259

Financials (19.5%)
	American Express Credit Corporation
2,080,000	0.793%, 3/18/2019[c]	2,073,209
	American International Group, Inc.
1,150,000	2.300%, 7/16/2019	1,169,466
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	995,161
	Ares Capital Corporation
1,100,000	3.875%, 1/15/2020[g]	1,116,663
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[b]	1,126,310
	Bank of America Corporation
1,450,000	1.700%, 8/25/2017	1,458,491
1,000,000	1.317%, 3/22/2018[c]	1,007,726
1,775,000	1.125%, 4/1/2019[c]	1,774,931
900,000	4.000%, 1/22/2025	916,341
	Bank of America National Association
1,000,000	5.300%, 3/15/2017	1,075,500
	Bank of New York Mellon Corporation
500,000	4.500%, 12/31/2049[h]	464,687

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (19.5%) - continued
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
$1,135,000	2.850%, 9/8/2021[b]	$1,158,208
	BB&T Corporation
1,220,000	0.950%, 1/15/2020[c]	1,223,810
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[b]	2,016,500
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,685,547
	Berkshire Hathaway Finance Corporation
1,480,000	0.553%, 1/12/2018[c]	1,480,419
	BNZ International Funding, Ltd.
2,500,000	2.350%, 3/4/2019[b]	2,537,730
	Caisse Centrale Desjardins du Quebec
1,760,000	0.918%, 1/29/2018[b,c]	1,759,745
	Caixa Economica Federal
1,250,000	4.250%, 5/13/2019[b]	1,237,500
	Citigroup, Inc.
1,475,000	1.021%, 4/8/2019[c]	1,469,525
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,159,950
	CoBank ACB
1,560,000	0.841%, 6/15/2022*,c	1,478,849
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
655,000	4.625%, 12/1/2023	716,774
	Credit Agricole SA
1,350,000	1.053%, 4/15/2019[b,c]	1,360,101
	Credit Suisse AG Guernsey
1,000,000	2.600%, 5/27/2016[b]	1,024,800
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,666,034
810,000	7.500%, 12/11/2049[b,h]	850,690
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[b]	3,510,209
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,091,964
2,570,000	2.125%, 10/15/2021	2,662,096
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,738,476
	Fifth Third Bancorp
1,145,000	2.875%, 10/1/2021	1,178,538
	General Electric Capital Corporation
3,500,000	1.241%, 3/15/2023[c]	3,516,170
	Goldman Sachs Group, Inc.
2,750,000	2.375%, 1/22/2018	2,803,661
1,525,000	1.332%, 11/15/2018[c]	1,539,091
1,755,000	1.417%, 4/23/2020[c]	1,769,149
1,550,000	5.700%, 12/29/2049[g,h]	1,588,265
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016*	1,528,822
	HSBC USA, Inc.
1,530,000	0.552%, 6/23/2017[c]	1,527,399
	ING Bank NV
500,000	2.625%, 12/5/2022[b]	517,428
	ING Capital Funding Trust III
715,000	3.855%, 12/29/2049[c,h]	704,275
	Inter-American Development Bank
2,750,000	0.206%, 2/11/2016[c]	2,750,522

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (19.5%) - continued
	International Lease Finance Corporation
$700,000	8.625%, 9/15/2015	$728,000
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,544,954
	J.P. Morgan Chase & Company
3,100,000	1.156%, 1/25/2018[c]	3,124,868
1,250,000	3.875%, 9/10/2024	1,290,534
1,075,000	7.900%, 4/29/2049[h]	1,155,290
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,064,748
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,046,656
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	728,974
	Lloyds Banking Group plc
700,000	4.500%, 11/4/2024	736,687
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	356,889
	Macquarie Bank, Ltd.
1,750,000	5.000%, 2/22/2017[b]	1,876,492
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[b]	2,547,002
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[b]	2,406,607
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[b]	733,792
	Morgan Stanley
1,755,000	1.396%, 1/27/2020[c]	1,767,678
1,425,000	5.000%, 11/24/2025	1,567,406
1,000,000	5.450%, 12/29/2049[h]	1,016,330
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,145,366
	MUFG Union Bank NA
1,550,000	1.500%, 9/26/2016	1,560,047
	National Australia Bank, Ltd.
2,750,000	2.000%, 6/20/2017[b]	2,807,588
	Nationwide Building Society
1,180,000	2.350%, 1/21/2020[b]	1,194,872
	NCUA Guaranteed Notes
1,854,517	0.521%, 12/7/2020[c]	1,857,868
	Network Rail Infrastructure Finance plc
4,000,000	0.875%, 5/15/2018[b]	3,978,816
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[b]	2,077,676
	North American Development Bank
1,750,000	2.300%, 10/10/2018	1,794,490
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,173,297
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,010,789
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[b]	1,426,397
	Royal Bank of Canada
3,000,000	1.200%, 9/19/2017	3,003,093
	Royal Bank of Scotland Group plc
1,765,000	1.197%, 3/31/2017[c]	1,768,311

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Financials (19.5%) - continued
$1,350,000	5.125%, 5/28/2024	$1,426,228
	Santander UK plc
500,000	5.000%, 11/7/2023[b]	540,079
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[b]	1,712,622
2,500,000	1.375%, 5/29/2018[b]	2,499,772
	SLM Corporation
500,000	4.625%, 9/25/2017	511,875
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[b]	2,484,307
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	2,017,052
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[b]	997,986
	Sumitomo Mitsui Banking Corporation
2,075,000	0.834%, 1/16/2018[c]	2,078,880
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[b]	1,562,452
	Suncorp-Metway, Ltd.
2,065,000	0.955%, 3/28/2017[b,c]	2,068,000
	Svensk Exportkredit AB
2,500,000	0.557%, 1/23/2017[c]	2,510,553
	Svenska Handelsbanken AB
500,000	0.733%, 6/17/2019[c]	500,201
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,758,508
	Synchrony Financial
1,230,000	3.000%, 8/15/2019	1,261,413
1,175,000	1.485%, 2/3/2020[c,i]	1,176,696
	Toronto-Dominion Bank
1,500,000	0.792%, 11/5/2019[c]	1,504,197
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,023,607
	USAA Capital Corporation
2,075,000	2.125%, 6/3/2019[b]	2,113,271
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,546,309
500,000	5.650%, 5/15/2053	502,500
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,576,692
1,760,000	0.935%, 1/30/2020[c,i]	1,762,573
925,000	3.450%, 2/13/2023	954,518
900,000	4.100%, 6/3/2026	952,752
900,000	5.875%, 12/31/2049[h]	940,500
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,496,282

	Total	163,402,074

Foreign Government (3.1%)
	Bahama Government International Bond
225,000	5.750%, 1/16/2024[b]	240,289
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,532,774
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,500,000
	Export Development Canada
3,500,000	0.750%, 12/15/2017	3,487,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Foreign Government (3.1%) - continued
	Hydro Quebec
$2,000,000	2.000%, 6/30/2016	$2,041,422
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[b]	2,774,065
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[b]	2,506,938
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	835,125
275,000	3.500%, 1/21/2021	284,075
	Philippines Government International Bond
275,000	4.200%, 1/21/2024	309,031
	Poland Government International Bond
125,000	4.000%, 1/22/2024	136,250
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,032,838
	Province of Ontario
2,500,000	0.283%, 8/13/2015[c]	2,499,615
	Slovenia Government International Bond
700,000	4.125%, 2/18/2019[b]	743,225

	Total	25,922,970

Mortgage-Backed Securities (5.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,670,000	3.000%, 2/1/2030[i]	7,014,313
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
389,028	6.500%, 9/1/2037	450,533
3,670,000	4.000%, 2/1/2045[i]	3,928,621
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,738,610	2.250%, 6/25/2025	2,785,158
14,900,000	3.500%, 2/1/2030[i]	15,819,318
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
695,826	6.000%, 8/1/2024	787,036
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
622,025	5.735%, 9/1/2037[c]	668,000
189,494	5.196%, 10/1/2037[c]	199,909
3,509,197	2.082%, 1/1/2043[c]	3,657,518
6,005,585	2.059%, 3/1/2043[c]	6,266,824
5,841,227	1.730%, 7/1/2043[c]	5,998,747

	Total	47,575,977

Technology (0.8%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,150,129
	Apple, Inc.
2,650,000	0.532%, 5/6/2019[c]	2,651,110
	Micron Semiconductor Asia Pte, Ltd.
900,000	1.258%, 1/15/2019	898,573

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Technology (0.8%) - continued
	Oracle Corporation
$325,000	1.200%, 10/15/2017	$326,464
	Xilinx, Inc.
1,410,000	2.125%, 3/15/2019	1,429,688

	Total	6,455,964

Transportation (1.2%)
	American Airlines Pass Through Trust
1,125,506	5.600%, 7/15/2020[b]	1,162,085
1,373,759	4.950%, 1/15/2023	1,489,155
	British Airways plc
1,465,919	4.625%, 6/20/2024[b]	1,561,204
	Continental Airlines, Inc.
1,852,344	4.150%, 4/11/2024	1,939,182
	CSX Corporation
400,000	3.700%, 11/1/2023	433,504
	Delta Air Lines, Inc.
648,626	4.750%, 5/7/2020	690,786
	TTX Company
650,000	4.125%, 10/1/2023*	711,190
	US Airways Pass Through Trust
970,880	3.950%, 11/15/2025	1,006,075
	Virgin Australia Holdings, Ltd.
1,267,102	5.000%, 10/23/2023[b]	1,316,202

	Total	10,309,383

U.S. Government and Agencies (22.3%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.000%, 7/27/2016	2,559,783
	Federal Home Loan Mortgage Corporation
750,000	1.250%, 8/1/2019	753,119
3,050,000	1.250%, 10/2/2019	3,048,579
	Federal National Mortgage Association
5,000,000	1.750%, 11/26/2019	5,097,580
4,100,000	1.625%, 1/21/2020	4,160,282
	U.S. Treasury Bonds
12,000,000	5.375%, 2/15/2031	17,537,808
690,000	3.000%, 5/15/2042	797,866
	U.S. Treasury Bonds, TIPS
17,642,975	0.125%, 4/15/2019	17,946,223
	U.S. Treasury Notes
24,500,000	0.625%, 10/15/2016	24,589,964
31,385,000	0.875%, 11/15/2017	31,517,413
29,800,000	1.500%, 10/31/2019	30,256,298
21,950,000	1.875%, 6/30/2020	22,644,520
7,100,000	3.625%, 2/15/2044	9,190,063
	U.S. Treasury Notes, TIPS
1,277,438	0.125%, 4/15/2018	1,298,594
2,429,797	1.125%, 1/15/2021	2,613,930
6,784,310	0.125%, 1/15/2022	6,880,247
5,117,250	0.125%, 1/15/2023	5,180,018

	Total	186,072,287

Utilities (2.4%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	503,774

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value

Utilities (2.4%) - continued
	Berkshire Hathaway Energy Company
$1,250,000	2.400%, 2/1/2020[b]	$1,273,511
	Dayton Power and Light Company
900,000	1.875%, 9/15/2016	910,543
	Dominion Gas Holdings, LLC
1,155,000	2.500%, 12/15/2019	1,184,250
	DTE Energy Company
570,000	2.400%, 12/1/2019	582,241
	Electricite de France SA
1,000,000	5.250%, 12/29/2049[b,h]	1,050,000
	Enterprise Products Operating, LLC
1,350,000	7.034%, 1/15/2068	1,471,500
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,144,133
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	181,873
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	844,050
	NextEra Energy Capital Holdings, Inc.
2,075,000	2.400%, 9/15/2019	2,118,168
	Northeast Utilities
1,265,000	1.600%, 1/15/2018	1,267,946
1,250,000	1.450%, 5/1/2018	1,244,969
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,528,592
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,094,037
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,792,765
	Southern California Edison Company
845,000	2.400%, 2/1/2022	858,111

	Total	20,050,463

	Total Long-Term Fixed Income (cost $770,191,301)	777,801,336

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%)
14,000	Allstate Corporation, 5.100%	361,340
54,000	Citigroup, Inc., 7.875%	1,428,300
26,000	Discover Financial Services, 6.500%[h]	684,580
7,350	Farm Credit Bank of Texas, 6.750%[b,h]	757,050
39,000	HSBC Holdings plc, 8.000%[h]	1,047,540

	Total	4,278,810

Utilities (0.2%)
16,250	Southern California Edison Company, 4.510%[h]	1,641,759

	Total	1,641,759

	Total Preferred Stock (cost $5,812,173)	5,920,569

Shares	Collateral Held for Securities Loaned (0.4%)	Value

3,134,476	Thrivent Cash Management Trust	$3,134,476

	Total Collateral Held for Securities Loaned (cost $3,134,476)	3,134,476

Shares or Principal Amount	Short-Term Investments (5.8%)[j]	Value

	Federal Home Loan Bank Discount Notes
141,000	0.140%, 3/27/2015[k]	140,970
550,000	0.103%, 4/22/2015[k]	549,872
600,000	0.090%, 4/24/2015[k]	599,875
300,000	0.135%, 4/29/2015[k]	299,901
	Thrivent Cash Management Trust
46,694,502	0.060%	46,694,502

	Total Short-Term Investments (at amortized cost)	48,285,120

	Total Investments (cost $854,093,279) 103.0%	$860,717,394

	Other Assets and Liabilities, Net (3.0%)	(24,683,695)

	Total Net Assets 100.0%	$836,033,699

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $168,998,966 or 20.2% of total net assets.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 30, 2015.
e	All or a portion of the security is insured or guaranteed.
f	Defaulted security. Interest is not being accrued.
g	All or a portion of the security is on loan.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At January 30, 2015, $1,140,723 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of January 30, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$1,000,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Babson CLO, Ltd. 2014-II, 10/17/2026	8/15/2014	3,048,475
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	6/27/2014	3,043,675
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,046,920
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,000,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,050,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,000,000
CoBank ACB, 6/15/2022	10/18/2013	1,476,432
Crown Castle Towers, LLC, 8/15/2015	7/29/2010	1,500,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,936,963
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
FRS, LLC, 4/15/2043	4/10/2013	2,650,577
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	2,997,000
GTP Acquisition Partners I, LLC, 6/15/2016	6/29/2011	1,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,947,196
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,926,727
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,943,184
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,050,000
TTX Company, 10/1/2023	9/19/2013	649,994
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	589,417

Definitions:
CLO - Collateralized Loan Obligation
TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,096,946
Gross unrealized depreciation	(7,472,831)

Net unrealized appreciation (depreciation)	$6,624,115

Cost for federal income tax purposes	$854,093,279

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	758,460	–	758,460	–
Capital Goods	2,046,016	–	2,046,016	–
Communications Services	7,269,062	–	6,082,603	1,186,459
Consumer Cyclical	5,322,138	–	5,322,138	–
Consumer Non-Cyclical	3,728,046	–	3,240,717	487,329
Energy	1,290,140	–	1,290,140	–
Financials	1,139,633	–	1,139,633	–
Technology	1,956,273	–	1,956,273	–
Transportation	1,024,559	–	1,024,559	–
Utilities	1,041,566	–	156,420	885,146
Long-Term Fixed Income
Asset-Backed Securities	112,917,843	–	104,938,344	7,979,499
Basic Materials	10,258,042	–	10,258,042	–
Capital Goods	3,571,266	–	3,571,266	–
Collateralized Mortgage Obligations	70,746,915	–	70,746,915	–
Commercial Mortgage-Backed Securities	42,861,995	–	42,861,995	–
Communications Services	21,822,528	–	21,822,528	–
Consumer Cyclical	11,973,523	–	11,973,523	–
Consumer Non-Cyclical	25,005,847	–	25,005,847	–
Energy	18,854,259	–	18,854,259	–
Financials	163,402,074	–	163,402,074	–
Foreign Government	25,922,970	–	25,922,970	–
Mortgage-Backed Securities	47,575,977	–	47,575,977	–
Technology	6,455,964	–	6,455,964	–
Transportation	10,309,383	–	10,309,383	–
U.S. Government and Agencies	186,072,287	–	186,072,287	–
Utilities	20,050,463	–	20,050,463	–
Preferred Stock
Financials	4,278,810	3,521,760	757,050	–
Utilities	1,641,759	–	1,641,759	–
Collateral Held for Securities Loaned	3,134,476	3,134,476	–	–
Short-Term Investments	48,285,120	46,694,502	1,590,618	–

Total	$860,717,394	$53,350,738	$796,828,223	$10,538,433

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Futures Contracts	3,644,739	3,644,739	–	–

Total Liability Derivatives	$3,644,739	$3,644,739	$–	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures Contracts	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(590)	March 2015	($70,097,576)	($71,592,813)	($1,495,237)
10-Yr. U.S. Treasury Bond Futures	(305)	March 2015	(38,817,977)	(39,916,876)	(1,098,899)
30-Yr. U.S. Treasury Bond Futures	(110)	March 2015	(15,784,665)	(16,640,938)	(856,273)
Ultra Long Term U.S. Treasury Bond Futures	(57)	March 2015	(10,005,107)	(10,199,437)	(194,330)
Total Futures Contracts					($3,644,739)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

LIMITED MATURITY BOND FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at January 30, 2015	Value January 30, 2015	Income Earned November 1, 2014 - January 30, 2015

Cash Management Trust-Collateral Investment	$2,897,695	$39,229,630	$38,992,849	3,134,476	$3,134,476	$4,824
Cash Management Trust-Short Term Investment	71,677,565	114,777,303	139,760,366	46,694,502	46,694,502	6,841
Total Value and Income Earned	74,575,260				49,828,978	11,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MONEY MARKET FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (24.2%)[a]	Value

	Barton Capital, LLC
$21,000,000	0.050%, 2/2/2015[b,c]	$20,999,907
	Chariot Funding, LLC
3,500,000	0.250%, 6/3/2015[b,c]	3,497,010
	Dealers Capital Access Trust, LLC
8,500,000	0.180%, 2/3/2015[b]	8,499,873
4,280,000	0.230%, 2/20/2015[b]	4,279,453
	Fairway Finance, LLC
4,280,000	0.180%, 3/10/2015[b,c]	4,279,187
	Golden Funding Corporation
4,320,000	0.160%, 2/13/2015[b,c]	4,319,751
4,280,000	0.170%, 2/23/2015[b,c]	4,279,535
3,500,000	0.180%, 3/6/2015[b,c]	3,499,405
	Kells Funding, LLC
4,250,000	0.209%, 5/21/2015[b,c,d]	4,250,000
4,250,000	0.232%, 11/4/2015[b,c,d]	4,249,610
	Liberty Street Funding, LLC
4,000,000	0.190%, 4/17/2015[b,c]	3,998,396
	Nieuw Amsterdam Receivables
4,250,000	0.180%, 2/17/2015[b,c]	4,249,639
	Old Line Funding, LLC
10,000,000	0.080%, 2/2/2015[b]	9,999,956
4,270,000	0.207%, 4/23/2015[b,c,d]	4,270,000
4,240,000	0.230%, 5/20/2015[b,c]	4,237,047
	Sydney Capital Corporation
4,280,000	0.210%, 3/24/2015[b,c]	4,278,702
	Thunder Bay Funding, LLC
4,255,000	0.239%, 4/14/2015[b,c]	4,252,912
4,235,000	0.208%, 5/20/2015[b,c,d]	4,235,000

	Total	101,675,383

Principal Amount	Certificate of Deposit (9.7%)[a]	Value

	Bank of Montreal Chicago
4,680,000	0.247%, 4/9/2015[d]	4,680,000
	Rabobank Nederland NY
2,340,000	0.282%, 5/20/2015[d]	2,340,130
4,440,000	0.268%, 7/17/2015[d]	4,440,000
	Skandinaviska Enskilda Banken AB
4,510,000	0.634%, 2/26/2015[d]	4,511,262
	Svenska Handelsbanken NY
3,860,000	0.170%, 2/4/2015	3,859,996
4,310,000	0.175%, 2/9/2015	4,310,027
	Toronto-Dominion Bank of New York
4,260,000	0.258%, 11/18/2015[d]	4,260,000
	US Bank NA
4,250,000	0.181%, 6/16/2015[d]	4,250,000
4,265,000	0.228%, 7/27/2015[d]	4,265,000
	Wells Fargo Bank NA
4,230,000	0.265%, 9/4/2015[d]	4,230,000

	Total	41,146,415

Principal Amount	Financial Company Commercial Paper (7.3%)[a]	Value

	AllianceBernstein, LP
3,050,000	0.100%, 2/2/2015[c]	3,049,983
4,260,000	0.230%, 2/18/2015[c]	4,259,510
	General Electric Capital Corporation
4,260,000	0.180%, 3/11/2015[b]	4,259,169
	Skandinaviska Enskilda Banken AB
4,220,000	0.190%, 3/11/2015[c]	4,219,131
3,513,000	0.200%, 3/17/2015[c]	3,512,122

Principal Amount	Financial Company Commercial Paper (7.3%)[a]	Value

	US Bank NA
$12,000,000	0.100%, 2/2/2015	$12,000,000

	Total	31,299,915

Principal Amount	Government Agency Debt (30.5%)[a]	Value

	Federal Agricultural Mortgage Corporation
4,800,000	0.370%, 7/1/2015[d]	4,803,239
	Federal Farm Credit Bank
3,860,000	0.187%, 4/23/2015[d]	3,860,539
3,860,000	0.171%, 8/3/2015[d]	3,860,607
2,160,000	0.132%, 12/9/2015[d]	2,159,809
	Federal Home Loan Bank
1,800,000	0.150%, 3/4/2015	1,799,760
6,825,000	0.100%, 3/10/2015	6,824,884
3,900,000	0.160%, 3/20/2015	3,899,168
4,260,000	0.135%, 3/27/2015	4,259,121
2,130,000	0.120%, 3/30/2015	2,129,588
4,230,000	0.119%, 5/28/2015[d]	4,229,946
4,290,000	0.131%, 6/18/2015[d]	4,290,021
4,470,000	0.129%, 8/26/2015[d]	4,470,147
3,100,000	0.153%, 11/20/2015[d]	3,100,631
	Federal Home Loan Mortgage Corporation
3,800,000	0.140%, 3/16/2015	3,799,350
13,380,000	0.158%, 6/26/2015[d]	13,381,745
2,280,000	0.158%, 7/17/2015[d]	2,280,325
	Overseas Private Investment Corporation
3,333,339	0.110%, 2/4/2015[d]	3,333,339
4,510,000	0.110%, 2/6/2015[d]	4,510,000
4,500,000	0.110%, 2/6/2015[d]	4,500,000
7,700,000	0.110%, 2/6/2015[d]	7,700,000
5,275,000	0.110%, 2/6/2015[d]	5,275,000
4,855,000	0.110%, 2/6/2015[d]	4,855,000
2,544,923	0.420%, 4/15/2015	2,553,441
6,800,000	0.390%, 5/2/2015	6,819,919
3,000,000	0.405%, 7/7/2015	3,393,361
8,710,000	0.430%, 7/12/2015	8,730,627
2,620,000	0.205%, 9/7/2015	2,624,266
2,920,000	0.410%, 9/7/2015	2,924,755
2,700,000	0.450%, 12/10/2015	2,701,730

	Total	129,070,318

Shares	Investment Company (7.9%)	Value

	BlackRock Cash Funds
20,978,000	0.120%	20,978,000
	Dreyfus Institutional Cash Advantage Fund
315,000	0.060%	315,000
	Duetsche Money Market Series
12,182,024	0.070%	12,182,024

	Total	33,475,024

Principal Amount	Other Commercial Paper (10.4%)[a]	Value

	Caisse des Depots et Consignations
4,260,000	0.180%, 2/13/2015[b,c]	4,259,723
4,000,000	0.160%, 2/26/2015[b,c]	3,999,538
4,250,000	0.200%, 4/2/2015[b,c]	4,248,560
4,310,000	0.240%, 5/14/2015[b,c]	4,307,040
	Coca-Cola Company
4,240,000	0.170%, 2/9/2015[c]	4,239,820
	John Deere Financial, Ltd.
3,000,000	0.100%, 2/20/2015[b,c]	2,999,833

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MONEY MARKET FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Principal Amount	Other Commercial Paper (10.4%)[a]	Value

	Praxair, Inc.
$4,320,000	0.120%, 2/17/2015	$4,319,755
	Reckitt Benckiser Treasury Services plc
3,500,000	0.170%, 2/6/2015[b,c]	3,499,901
4,230,000	0.240%, 3/24/2015[b,c]	4,228,533
	Schlumberger Investment SA
3,900,000	0.140%, 3/18/2015[b,c]	3,899,302
	Society of New York Hospital Fund
4,315,000	0.145%, 2/24/2015[b]	4,314,583

	Total	44,316,588

Principal Amount	Other Note (9.8%)[a]	Value

	Bank of New York Mellon Corporation
4,240,000	0.487%, 10/23/2015[d]	4,247,077
	Coca-Cola Company
4,250,000	0.244%, 9/1/2015[d]	4,251,407
	General Electric Capital Corporation
4,470,000	1.000%, 8/11/2015[b,d]	4,487,776
4,280,000	0.839%, 12/11/2015[b,d]	4,300,092
	Novartis Capital Corporation
4,260,000	2.900%, 4/24/2015[b]	4,285,559
	Royal Bank of Canada
2,300,000	0.344%, 2/5/2016[c,d]	2,300,000
	Total Capital SA
4,075,000	3.000%, 6/24/2015[b]	4,117,607
	Wells Fargo Bank NA
4,600,000	0.331%, 2/12/2016[d]	4,600,000
	Westpac Banking Corporation
4,430,000	1.057%, 7/17/2015[c,d]	4,446,065
4,290,000	3.000%, 8/4/2015	4,347,233

	Total	41,382,816

	Total Investments (at amortized cost) 99.8%	$422,366,459

	Other Assets and Liabilities, Net 0.2%	708,375

	Total Net Assets 100.0%	$423,074,834

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of January 30, 2015, the value of these investments was $136,365,162 or 32.2% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of January 30, 2015.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost for federal income tax purposes	$422,366,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MONEY MARKET FUND

Schedule of Investments as of January 30, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 30, 2015, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Asset Backed Commercial Paper	101,675,383	–	101,675,383	–
Certificate of Deposit	41,146,415	–	41,146,415	–
Financial Company Commercial Paper	31,299,915	–	31,299,915	–
Government Agency Debt	129,070,318	–	129,070,318	–
Investment Company	33,475,024	33,475,024	–	–
Other Commercial Paper	44,316,588	–	44,316,588	–
Other Note	41,382,816	–	41,382,816	–

Total	$422,366,459	$33,475,024	$388,891,435	$–

There were no significant transfers between Levels during the period ended January 30, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

NOTES TO SCHEDULE OF INVESTMENTS

as of January 30, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, except Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign

189

NOTES TO SCHEDULE OF INVESTMENTS

as of January 30, 2015

(unaudited)

securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

190

NOTES TO SCHEDULE OF INVESTMENTS

as of January 30, 2015

(unaudited)

Futures Contracts – Each of the Funds, with the exception of Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Each of the Funds, with the exception of Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty (a “CCP”). A default or failure by a CCP or a futures commission merchant (a “FCM”), or the failure of a swap to be transferred from a swap execution facility or an executing dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default

191

NOTES TO SCHEDULE OF INVESTMENTS

as of January 30, 2015

(unaudited)

swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

192

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 20, 2015	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 20, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: March 20, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer